National Integrity Pinnacle V (post 1-1-12)
As filed with the Securities and Exchange Commission on April 16, 2021
Registration Nos. 333-177618 and 811-04846

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment Number:
Post-Effective Amendment Number: 12    [ x]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment Number: 139    [ x]

(Check appropriate box or boxes)

Separate Account I of National Integrity Life Insurance Company
(Exact Name of Registrant)

National Integrity Life Insurance Company
(Name of Depositor)
400 Broadway, Cincinnati, Ohio 45202
(Address of Depositor's Principal Executive Offices) (Zip Code)
(513) 629-1114
(Depositor's Telephone Number, including Area Code)

The Western and Southern Life Insurance Company
(Name of Guarantor)
400 Broadway, Cincinnati, Ohio 45202
(Address of Guarantor's Principal Executive Offices) (Zip Code)
(513) 629-1114
(Guarantor's Telephone Number, including Area Code)

Bryan J. Kreyling, Esq.
Counsel
Western & Southern Financial Group, Inc.
400 Broadway
Cincinnati, Ohio 45202
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

immediately upon filing pursuant to paragraph (b) of Rule 485
x	on May 1, 2021 pursuant to paragraph (b) of Rule 485
60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485
75 days after filing pursuant to paragraph (a)(2) of Rule 485 on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

This post-eff amendment designates a new effective date for a previously filed post-eff amendment.

Title of Securities Being Registered: Pinnacle V Flexible Premium Variable Annuity

Pinnacle V (post 1-1-12)

May 1, 2021

National Integrity Life Insurance Company
Separate Account I of National Integrity Life Insurance Company

This prospectus describes the Pinnacle V (post 1-1-12) flexible premium variable annuity contract and the Investment Options available under the contract. This prospectus contains information about Separate Account I of National Integrity Life Insurance Company (Separate Account I) and the contract that you should know before investing. You should read this prospectus and any supplements, and retain them for future reference.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined that this prospectus is adequate. Any representation to the contrary is a criminal offense.

A registration statement relating to this contract, which includes a Statement of Additional Information (SAI) dated May 1, 2021, material incorporated by reference, and other information about Separate Account I and National Integrity Life Insurance Company, has been filed with the SEC (file numbers 811-04846 and 333-177618). The SAI is incorporated by reference into this prospectus. A free copy of the SAI is available by sending in the form on the last page of this prospectus, or by writing or calling our Administrative Office listed in the Glossary. The SEC maintains a website at www.sec.gov that contains the SAI and other information that is filed electronically with the SEC. The table of contents for the SAI is at the end of Part 9 of this prospectus.

This prospectus does not constitute an offering in any jurisdiction where such offering may not lawfully be made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

This annuity is not a deposit of a bank or other financial institution. It is not insured by the Federal Deposit Insurance Corporation, the National Credit Union Share Insurance Fund or other federal entity. It is subject to investment risks, including possible loss of the principal amount invested.

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You may invest your contributions in any of the Investment Options listed below. If you elect certain Riders, not all Investment Options are available. See Part 6 – Optional Benefits.

American Funds Insurance Series, Class 4 *	Fixed Accounts
American Funds I.S. The Bond Fund of America [1]	Guaranteed Rate Options [3]
American Funds I.S. Capital Income Builder Fund	Systematic Transfer Options [4]
American Funds I.S. Global Growth Fund
American Funds I.S. Growth Fund	Franklin® Templeton® VIP Trust, Class 2
American Funds I.S. Growth-Income Fund	Franklin Growth and Income VIP Fund
American Funds I.S. Managed Risk Asset Allocation Fund, Class P2	Franklin Income VIP Fund
American Funds I.S. New World Fund	Franklin Large Cap Growth VIP Fund
Franklin Mutual Shares VIP Fund
BlackRock Variable Series Funds, Class III	Franklin Small Cap Value VIP Fund
BlackRock Capital Appreciation V.I. Fund	Templeton Foreign VIP Fund
BlackRock Global Allocation V.I. Fund	Templeton Global Bond VIP Fund
BlackRock High Yield V.I. Fund	Templeton Growth VIP Fund
BlackRock Total Return V.I. Fund
Invesco (AIM) Variable Insurance Funds, Series II
Columbia Funds Variable Portfolios	Invesco V.I. American Franchise Fund
Columbia VP – Select Mid Cap Value Fund, Class 1	Invesco V.I. American Value Fund
Columbia VP – Small Cap Value Fund, Class 2	Invesco V.I. Comstock Fund
Invesco V.I. International Growth Fund
DWS Investments VIT Funds, Class B	Invesco V.I. Discovery Mid Cap Growth Fund
DWS Small Cap Index VIP Fund
Morgan Stanley Variable Insurance Fund, Inc., Class II
Fidelity® Variable Insurance Products, Service Class 2 *	Morgan Stanley VIF Emerging Markets Debt Portfolio
Fidelity VIP Asset Manager Portfolio	Morgan Stanley VIF Emerging Markets Equity Portfolio
Fidelity VIP Balanced Portfolio	Morgan Stanley VIF U.S. Real Estate Portfolio
Fidelity VIP Bond Index Portfolio
Fidelity VIP Contrafund® Portfolio	Northern Lights Variable Trust, Class 3
Fidelity VIP Disciplined Small Cap Portfolio	TOPS® Managed Risk Moderate Growth ETF Portfolio
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Extended Market Index Portfolio	PIMCO Variable Insurance Trust, Advisor Class
Fidelity VIP Freedom 2010 Portfolio [2]	PIMCO VIT All Asset Portfolio
Fidelity VIP Freedom 2015 Portfolio	PIMCO VIT CommodityRealReturn® Strategy Portfolio
Fidelity VIP Freedom 2020 Portfolio	PIMCO VIT International Bond Portfolio (US Dollar Hedged)
Fidelity VIP Freedom 2025 Portfolio	PIMCO VIT Long-Term U.S. Government Portfolio
Fidelity VIP Freedom 2030 Portfolio [3]	PIMCO VIT Low Duration Portfolio
Fidelity VIP Government Money Market, Initial Class	PIMCO VIT Real Return Portfolio
Fidelity VIP Growth Portfolio	PIMCO VIT Total Return Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Index 500 Portfolio	Rydex Variable Trust (Guggenheim Variable Insurance Funds)
Fidelity VIP International Index Portfolio	Guggenheim VT Global Managed Futures Strategy Fund [5]
Fidelity VIP Investment Grade Bond Portfolio	Guggenheim VT Long Short Equity Fund [5]
Fidelity VIP Mid Cap Portfolio	Guggenheim VT Multi-Hedge Strategies Fund [6]
Fidelity VIP Overseas Portfolio
Fidelity VIP Target Volatility Portfolio	Touchstone® Variable Series Trust, Class SC
Fidelity VIP Total Market Index Portfolio	Touchstone VST Balanced Fund [7]
Touchstone VST Bond Fund
Touchstone VST Common Stock Fund
_______________________________________
*    Unless otherwise indicated, the same class of shares is available for each Portfolio.
1     Prior to May 1, 2021, the Portfolio was called American Funds I.S. Bond Fund.
2     Fund available in contracts purchased before May 1, 2013.
3     Not available with optional GLIA or GLIA Plus Rider.
4     Not available with optional GLIA Rider or New York GLIA Plus Rider.
5     Fund available in contracts purchased before April 24, 2015.
6     Fund available in contracts purchased before May 1, 2012. Not available with optional GLIA Plus Rider.
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7     Effective on or about April 16, 2021, the Touchstone VST Aggressive ETF Fund, Touchstone VST Conservative ETF Fund and Touchstone VST Moderate ETF Fund reorganized into the Touchstone VST Balanced Fund, and the Touchstone VST ETF Funds are no longer available as Investment Options.

iShares® and Blackrock® are registered trademarks of BlackRock, Inc. and its affiliates (BlackRock). All other trademarks, service marks or registered trademarks are the property of their respective owners. BlackRock's only relationship to National Integrity Life is the licensing of certain trademarks and trade names of BlackRock. National Integrity Life's variable annuities and Touchstone Funds are not sponsored, endorsed, sold or promoted by BlackRock. BlackRock makes no representations or warranties to the owners of National Integrity Life's variable annuities or any member of the public regarding the advisability of investing in them or the iShares Funds. BlackRock has no obligation or liability in connection with the operation, marketing, sale or trading of National Integrity Life's variable annuities.
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GLOSSARY

Account Value - the value of your contract, which consists of the values of your Investment Options added together.

Adjusted Account Value - your Account Value increased or decreased by any Market Value Adjustment made to your Guaranteed Rate Options.

Administrative Office - the address you are required to use to make requests and give instructions about your annuity contract.

Regular Mail:	Overnight Mail:
National Integrity Life Insurance Company PO Box 5720 Cincinnati, Ohio 45201-5720	National Integrity Life Insurance Company 400 Broadway, MS 74 Cincinnati, Ohio 45202-3341

Phone:
1-800-433-1778
Annuitant - the person whose life is used to determine the Maximum Retirement Date and the amount of the Annuity Benefit and whose death triggers the payment of the Death Benefit. The Annuitant must be a human being, and cannot be changed after the Contract Date.

Annuity Benefit - periodic payments beginning on your Retirement Date.

Benefit Base - value used to determine payments under GLIA Plus. It is the larger of your Roll-Up Base or your Step-Up Base.

Roll-Up Base - On the Contract Date, your Roll-Up Base is equal to your Account Value. Your Roll-Up Base will be adjusted if you make an additional contribution, take a Nonguaranteed Withdrawal, or receive a Roll-Up.

Step-Up Base - On the Contract Date, your Step-Up Base is equal to your Account Value. Your Step-Up Base will be adjusted if you make an additional contribution, take a Nonguaranteed Withdrawal, or receive a Step-Up.

Business Day - any day that the New York Stock Exchange is open.

Contract Anniversary - occurs once annually on the same day as the Contract Date.

Contract Date - the date we issue you the annuity contract. It is shown on the schedule page of your contract.

Contract Year - a year that starts on your Contract Date or any Contract Anniversary.

Death Benefit - benefit paid to the Annuitant's beneficiary after the death of the Annuitant.

Death Benefit Date - the Business Day we receive an original certified death certificate and our death claim forms in Good Order, including the beneficiary's election of form of payment.

Distribution on Death - a distribution paid to the owner's beneficiary after the death of the owner.

Fixed Accounts - Guaranteed Rate Options and Systematic Transfer Options.

Free Withdrawal Amount - the amount you may withdraw in any Contract Year without paying a withdrawal charge.

General Account - the account that contains all of our assets other than those held in separate accounts.
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Good Order - complete information we require to process your application, claim or any request received at our Administrative Office, the address of which is noted above in this Glossary.

Guaranteed Lifetime Income Advantage and Guaranteed Lifetime Income Advantage Plus (GLIA and GLIA Plus) - optional benefits that guarantee lifetime payments will be available for withdrawal.

GLIA and GLIA Plus Investment Strategies - Investment Strategies available when a GLIA or GLIA Plus Rider is purchased.

Guaranteed Rate Option (GRO) - a Fixed Account that offers Guarantee Periods with fixed annual effective interest rates.

Guarantee Period - the length of time from the date of your contribution into a GRO until the GRO matures.

Market Value Adjustment (MVA) - an upward or downward adjustment made to the value of your GRO if you make withdrawals or transfers from the GRO or elect an Annuity Benefit, before the end of the Guarantee Period.

Investment Options - Variable Account Options and Fixed Accounts, collectively.

IRA - Individual Retirement Annuity under section 408(b), 408(k) or 408A of the Tax Code.

IRS - the Internal Revenue Service.

Maximum Retirement Date - the last Annuitant's 100th birthday, which is the latest date you can begin your Annuity Benefit.

Nonqualified Annuity - an annuity that is not a Qualified Annuity.

Payment Base - value used to determine payments under GLIA. It is the larger of your Bonus Base or your Step-Up Base.

Bonus Base – On the Contract Date, your Bonus Base is equal to your Account Value. Your Bonus Base will be adjusted if you make an additional contribution, take a Nonguaranteed Withdrawal, or receive a Bonus.
Step-Up Base – On the Contract Date, your Step-Up Base is equal to your Account Value, Your Step-Up Base will be adjusted if you make an additional contribution, take a Nonguaranteed Withdrawal, or receive a Step-Up.

Portfolio - a mutual fund in which a Variable Account Option invests.

Qualified Annuity - an annuity contract that qualifies under the Tax Code as an Individual Retirement Annuity that meets the requirements of Section 408 or 408A of the Tax Code or an annuity contract purchased under a retirement plan that receives favorable tax treatment under Section 401, 403, 457 or similar provisions of the Tax Code.

Retirement Date - any date before the Maximum Retirement Date that you choose to begin taking your Annuity Benefit.

Rider - a supplement to your contract or additional feature that provides an optional benefit at an additional cost.

Separate Account - Separate Account I of National Integrity Life Insurance Company.

Surrender Value - your Adjusted Account Value reduced by any withdrawal charge, pro rata annual administrative charges and optional benefit charges.
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Systematic Transfer Options (STOs) - Fixed Accounts that accept new contributions, which must be transferred from the STO into Variable Account Options within either a six-month or a one-year period. The STOs provide a guaranteed fixed interest rate that is effective for the STO period selected.

Tax Code - the Internal Revenue Code of 1986, as amended, or any corresponding provisions of subsequent United States revenue laws, and applicable regulations of the IRS.

Unit - measure of your ownership interest in a Variable Account Option.

Unit Value - value of each Unit calculated on any Business Day.

Variable Account Options - Investment Options available to you under the contract, other than the Fixed Accounts. Each Variable Account Option invests in a corresponding Portfolio with the same name.
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Part 1 – Fees and Expense Tables and Summary

The following tables describe the fees and expenses that you will pay when buying, owning, withdrawing from, and surrendering the contract.

The first table describes the fees and expenses that you will pay at the time you buy the contract, withdraw from or surrender the contract, or transfer contract value among Investment Options. State premium tax may also be deducted.1

Contract Owner Transaction Expenses

Maximum Deferred Sales Load (Withdrawal Charge) as a percentage of contributions [2]	7%
Transfer Charge (for each transfer after 12 transfers in one Contract Year) [3]	$20

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including total annual portfolio (a mutual fund in which a Variable Account Option invests) operating expenses.

Annual Administrative Charge

Annual Administrative Charge [4]	$30

Separate Account Annual Expenses as a percentage of value noted below.

	Maximum Charge	Current Charge
Mortality and Expense Risk Charge (assessed on value in Variable Account Options)	1.55%	1.55%
Optional Guaranteed Lifetime Income Advantage (GLIA) – Individual Rider Charge (assessed on the Payment Base) [5]	1.20%	0.90%
Optional Guaranteed Lifetime Income Advantage (GLIA) – Spousal Rider Charge (assessed on the Payment Base) [5]	1.60%	1.15%
Optional Guaranteed Lifetime Income Advantage Plus (GLIA Plus) – Individual or Spousal Rider Charge (assessed on the Benefit Base) [5]	2.00%	1.35%
Highest Possible Total Separate Account Annual Expenses [6]	3.55%	2.90%

_________________________________________________________
1 State premium taxes currently range from 0% to 3.5%.
2 Withdrawal charges decrease based on the age of each contribution. See Part 4.
3 This charge does not apply to transfers made in the Dollar Cost Averaging, Customized Asset Rebalancing, or Systematic Transfer programs.
4 This charge will be waived if the Account Value is at least $50,000 on the last day of the Contract Year.
5 See Part 6.
6 You may elect only one of these optional benefits: Individual GLIA, Spousal GLIA or GLIA Plus. Therefore, the highest possible total separate account annual expenses reflect the election of the optional GLIA Plus Rider. The charge provided is as of the Contract Date.

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The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time you own the contract. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

Total Annual Portfolio Operating Expenses
(expenses deducted from Portfolio assets, including management fees, distribution fees, and other expenses)

Minimum: 0.24%    Maximum: 1.55% for contracts purchased on or after April 24, 2015

Minimum: 0.24%    Maximum: 1.91% for contracts purchased between May 1, 2012 and April 23, 2015

Minimum: 0.24%    Maximum: 1.91% for contracts purchased before May 1, 2012

See Appendix F for a detailed Total Annual Portfolio Operating Expense Table.

We have entered into agreements with the investment advisors and/or distributors of each of the Portfolios. Under the terms of these agreements, we will provide administrative, marketing and distribution services to the Portfolios as consideration for payments. The Portfolios or their investment advisors or distributors pay us fees equal to an annual rate ranging from 0.05% to 0.45% of the average daily net assets invested by the Variable Account Options in the Portfolios. These fees may be paid by the investment advisors from the investment advisors' assets or from the Portfolios under plans adopted by the Portfolios pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act). In addition, we may receive marketing allowances from investment advisors to support training and distribution efforts. These fees increase your costs.

The services we provide to the Portfolios are in addition to the services we provide and expenses we incur in marketing and administering the variable annuity contracts. Services to the Portfolios include, without limitation, delivery of current fund prospectuses, annual and semi-annual reports, notices, proxies and proxy statements and other informational materials; telephone and Internet service support in connection with the underlying investment options; maintenance of records reflecting fund shares purchased and redeemed; preparing and submitting omnibus trades; daily reconciliations of fund share balances; and receiving, tabulating and transmitting proxies executed by or on behalf of variable contract owners with investments in the Portfolios. We also provide marketing and distribution services for the Portfolios.

Examples

The examples that follow are intended to help you compare the cost of investing in this contract with the cost of investing in other variable annuity contracts. Each example assumes that you invest $10,000 in the contract for the time period indicated. Each example also assumes that your investment has a 5% return each year. Your actual costs may be higher or lower.

For Contracts purchased on or after March 1, 2015

Highest Cost Example using Maximum Charge for Highest Cost Rider
The following example includes the withdrawal charge, the annual administrative charge, the mortality and expense risk charge and the maximum Portfolio operating expenses (1.55%), plus the maximum cost of the GLIA Plus Rider. If the current cost of the GLIA Plus Rider was used, the total cost would be less than indicated in this example. Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,267	$2,236	$3,248	$6,142

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If you keep your contract in force or select an Annuity Benefit with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$567	$1,736	$2,948	$6,142

Highest Cost Example with No Riders
The following example includes the withdrawal charge, the annual administrative charge, the mortality and expense risk charge, and the maximum Portfolio operating expenses (1.55%). The cost of optional Riders is not included. Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,053	$1,573	$2,113	$3,754

If you keep your contract in force or select an Annuity Benefit with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$353	$1,073	$1,813	$3,754

For Contracts purchased before March 1, 2015, but on or after May 1, 2012

If you purchased your contract before March 1, 2015, but on or after May 1, 2012, certain riders currently offered to new purchasers were not available for purchase. Further, none of the riders available for purchase through your contract were more expensive than the GLIA Plus Rider, which is the most expensive rider currently offered to new purchasers. Therefore, we have provided expense examples using the maximum rider costs during this period.

Highest Cost Example using Maximum Charge for Highest Cost Rider
The following example includes the withdrawal charge, the annual administrative charge, the mortality and expense risk charge and the maximum Portfolio operating expenses (1.91%), plus the maximum cost of the Guarantee Lifetime Income Advantage (GLIA) Spousal Rider, where the younger Annuitant (the person whose life is used to determine the Maximum Retirement Date and the amount of the Annuity Benefit and whose death triggers the payment of the Death Benefit) is age 65 on the Contract Date (the date we issue you the annuity contract).  If the current cost of the GLIA Spousal Rider was used, the total cost would be less than indicated in this example.  Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,258	$2,188	$3,137	$5,787

If you keep your contract in force or select an Annuity Benefit with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$558	$1,688	$2,837	$5,787

Highest Cost Example with No Riders
The following example includes the withdrawal charge, the annual administrative charge, the mortality and expense risk charge, and the maximum Portfolio operating expenses (1.91%).  The cost of optional Riders is not included.  Based on these assumptions, your costs would be:

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If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,090	$1,682	$2,291	$4,087

If you keep your contract in force or select an Annuity Benefit with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$390	$1,182	$1,991	$4,087

For Contracts purchased before May 1, 2012

If you purchased your contract before May 1, 2012, certain riders currently offered to new purchasers were not available for purchase. Further, none of the riders available for purchase through your contract were more expensive than the GLIA Plus Rider, which is the most expensive rider currently offered to new purchasers. Therefore, we have provided expense examples using the maximum rider costs during this period.

Highest Cost Example using Maximum Charge for Highest Cost Rider
The following example includes the withdrawal charge, the annual administrative charge, the mortality and expense risk charge and the maximum Portfolio operating expenses (1.91%), plus the maximum cost of the GLIA Spousal Rider, where the younger Annuitant (the person whose life is used to determine the Maximum Retirement Date and the amount of the Annuity Benefit and whose death triggers the payment of the Death Benefit) is age 65 on the Contract Date (the date we issue you the annuity contract).  If the current cost of the GLIA Spousal Rider was used, the total cost would be less than indicated in this example.  Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,258	$2,188	$3,137	$5,787

If you keep your contract in force or select an Annuity Benefit with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$558	$1,688	$2,837	$5,787

Highest Cost Example with No Riders
The following example includes the withdrawal charge, the annual administrative charge, the mortality and expense risk charge, and the maximum Portfolio operating expenses (1.91%).  The cost of optional Riders is not included. Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,090	$1,682	$2,291	$4,087

If you keep your contract in force or select an Annuity Benefit with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$390	$1,182	$1,991	$4,087

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Accumulation Unit Values

See Appendix A.

Summary of Contract

“We,” “our,” “us,” "the Company" and "National Integrity Life" mean National Integrity Life Insurance Company. “You” and “your” mean the owner. This variable annuity contract is a contract between you and us. You, as the owner, have certain rights under the contract. If you purchase this annuity contract as a Nonqualified Annuity, the Annuitant named by you may be you or another person. It is important that you carefully select the owner, Annuitant, the owner's beneficiary and the Annuitant's beneficiary in order to achieve your objectives. See Part 5, sections titled "Death Benefit Paid on Death of Annuitant," "Distribution on Death of Owner” and “Spousal Continuation." Also, see Appendix D.

Your contract may be issued as a discretionary group annuity, in which case you may be referred to as “Participant” in the contract and the contract may be referred to as a “Certificate.” Your rights under a group certificate are the same as under an individual contract, as reflected in this prospectus.

Investment Goals and Risks

This contract allows you to accumulate money for retirement or other long-term goals. You may invest in any of the Investment Options available to you under the contract, including the Variable Account Options and the Fixed Accounts. Each Variable Account Option carries with it certain risks, including the risk that the value of your investment will decline and you could lose money. The Variable Account Options invest in Portfolios, each of which invests in common stocks, bonds or other investments. You could lose money if one or more of the issuers of investments held by a Portfolio becomes financially impaired or if the market as a whole declines. There is also the inherent risk that holders of common stock generally are behind creditors and holders of preferred stock for payments in the event of the bankruptcy of a stock issuer. Holders of corporate bonds are subject to issuer risk as well as credit risk (the risk that the issuer will default on its payment obligations under the bond) and interest rate risk (the risk that changes in interest rates may reduce (or increase) the market value of the bond). Some of the Variable Account Options invest in Portfolios that invest in high yield securities that are rated below investment grade, commonly referred to as “junk bonds.” High yield securities may be subject to greater levels of credit or default risk than higher-rated securities. Some of the Variable Account Options also invest in Portfolios that invest in securities issued by companies in foreign countries, which means that world events, such as political upheaval, financial troubles, pandemics or natural disasters, will adversely affect the value of these securities. Foreign investments are also subject to currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Some of the Variable Account Options invest in Portfolios that may be more exposed to certain industries or sectors and, as a result, are more susceptible to the risks associated with such industries or sectors.

For a complete discussion of the risks associated with investing in any particular Variable Account Option, see the prospectus of the corresponding Portfolio with the same name.

Your Rights and Benefits

As the owner of the contract, you have the following rights:

•To contribute, transfer and withdraw money. See Part 5
•To invest in the Investment Options. See Part 3
•To elect an Annuity Benefit. See Part 5, section titled "Maximum Retirement Date and Annuity Benefit."
•To elect any optional benefit available at the time you purchase the annuity contract. See Part 6.
•To name the Annuitant.
•To name the Annuitant's beneficiary to receive the Death Benefit on the death of the Annuitant before election of an Annuity Benefit and to receive any remaining payments after the election of an Annuity Benefit. See Part 5, sections titled "Death Benefit Paid on Death of Annuitant" and “Maximum Retirement Date and Annuity Benefit.”
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•To name the owner's beneficiary to receive a distribution upon your death, as owner, or the death of a joint owner, if any. If there are joint owners, the death of either one will be treated as the death of both under this contract. Upon the death of the owner, a distribution of the Surrender Value is required to be made to the owner’s beneficiary. The joint owner is not the owner’s beneficiary. See Part 5, section titled "Distribution on Death of Owner." If the owner is a trust, custodian or other entity, the owner must name itself as the Annuitant’s sole beneficiary and the owner’s sole beneficiary.

Your rights are subject to the rules of the Tax Code.

This contract is intended to offer only annuity and related benefits (including death benefits and optional living benefits) to human beings, and to assume the related risks. This contract is not intended for use by institutional investors. We may reject changes to the parties named in the contract if the risk originally assumed by us in issuing the contract is materially altered, multiple annuity contracts issued by us are being utilized to cover a single risk, or if the result of the change is to transfer rights or benefits to an institutional investor.

Account Value and Surrender Value

Your Account Value consists of the values of your Investment Options added together. Any amount allocated to a Variable Account Option will go up or down in value depending on the investment performance of the corresponding Portfolio. The value of contributions allocated to the Variable Account Options is not guaranteed. The value of your contributions allocated to the Fixed Accounts (Guaranteed Rate Options and the Systematic Transfer Option) is guaranteed, subject to any applicable Market Value Adjustments (MVAs) that apply to the Guarantee Rate Options. Your Account Value also is subject to various charges. See Part 4.

Your Adjusted Account Value is your Account Value, increased or decreased by any MVAs to your Guaranteed Rate Options. A Guaranteed Rate Option (GRO) is a Fixed Account that offers Guarantee Periods with fixed annual effective interest rates. A Guarantee Period is the length of time from the date of your contribution into a GRO until the GRO matures. See Part 3, section titled “Market Value Adjustments.”

Your Surrender Value is equal to your Adjusted Account Value, minus any withdrawal charge, minus the pro rata portion of the annual administrative charges and optional benefit charges, if applicable, and minus any applicable premium tax. See Part 4.

Your minimum Account Value is $5,000. If the Account Value goes below the minimum Account Value and we have received no contributions from you for three Contract Years, we may terminate the contract and pay you the Account Value. We will notify you in advance and will give you at least 60 days to make additional contributions to bring the Account Value above the minimum if you wish to keep your contract in force. The minimum Account Value does not apply if you have a GLIA or GLIA Plus Rider.

Your Right to Revoke (Free Look Period)

You may cancel your contract within 10 days after you first receive it by returning it to our Administrative Office by mail, postmarked within the 10-day period. (The Administrative Office is National Integrity Life Insurance Company, 400 Broadway, Cincinnati, Ohio 45202.) You may also call us at 1-800-433-1778. You are required to use this address to make requests and give instructions about your annuity contract.) We will extend the 10-day period if required by state law. If you cancel your contract, we will return your Account Value, which may be more or less than your original contribution depending upon the investment performance of the Variable Account Options you selected. You bear the investment risk during the 10-day period, as well as any fees and charges incurred during the period your contract is in force. See Part 4 for more discussion of the fees and charges.

How Your Contract is Taxed

This annuity contract and your benefits under the contract, including the deferral of taxes on your investment growth, are controlled by the Tax Code. If this contract is a Qualified Annuity, the qualified plan status provides tax deferral and this contract provides no additional tax-deferral benefit. A Qualified Annuity is an annuity contract that qualifies under the Tax Code as an Individual Retirement Annuity that meets the requirements
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of Section 408 or 408A of the Tax Code or an annuity contract purchased under a retirement plan that receives favorable tax treatment under Section 401, 403, 457 or similar provisions of the Tax Code.

Generally, the withdrawals you make before you are 59½ years old are subject to a 10% federal tax penalty on the taxable portion of the amounts withdrawn. You should read Part 8, “Tax Aspects of the Contract” for more information, and consult a tax advisor. We do not provide tax advice.

Part 2 – National Integrity Life and the Separate Account

National Integrity Life Insurance Company

National Integrity Life is a stock life insurance company incorporated under the laws of New York on November 22, 1968. Our principal executive office is located at 400 Broadway, Cincinnati, Ohio 45202. We are authorized to sell life insurance and annuities in eight states and the District of Columbia. National Integrity Life is a subsidiary of The Western and Southern Life Insurance Company, a life insurance company organized under the laws of the State of Ohio on February 23, 1888.

National Integrity Life guarantees certain amounts under the contract. We refer to these guaranteed amounts as “insurance obligations.” Examples of insurance obligations are Death Benefits greater than the Account Value or income payments under a GLIA or GLIA Plus Rider after your Account Value is exhausted. If these insurance obligations are greater than your Account Value, we will pay you those amounts from our General Account. Benefit amounts paid from the General Account are subject to our financial strength and claims paying ability and our long-term ability to make such payments. There are risks to purchasing any insurance product.

The Western and Southern Life Insurance Company, National Integrity Life’s parent company, has guaranteed the insurance obligations of National Integrity Life to its contract owners, including the owners of this contract (the Guarantee). Amounts covered by the Guarantee are subject to the financial strength and claims paying ability of The Western and Southern Life Insurance Company. The Guarantee does not guarantee investment performance on the portion of your Account Value invested in the Variable Account Options. The Guarantee provides that contract owners can enforce the Guarantee directly.

Separate Account I and the Variable Account Options

Separate Account I was established in 1986, and is maintained under the insurance laws of the State of New York. The Separate Account is a unit investment trust, which is a type of investment company governed by the 1940 Act.

Under New York law, we own the assets of our Separate Account and use them to support the Variable Account Options of your contract and other variable annuity contracts. You participate in the Separate Account in proportion to the amounts in your Variable Account Options. National Integrity Life Insurance Company is responsible for all obligations under the contract.

Income, gains and losses, whether realized or unrealized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains or losses. The assets of the Separate Account may not be charged with the liabilities arising out of our other businesses. We may allow fees that are owed to us to stay in the Separate Account, and, in that way, we can participate proportionately in the Separate Account. We may also periodically withdraw amounts that are earned and owed to us from the Separate Account.

The Separate Account is divided into subaccounts called Variable Account Options. Each Variable Account Option invests in shares of a corresponding Portfolio (or fund) with the same name. The Variable Account Options currently available to you are listed in Part 3.

Distribution of Variable Annuity Contracts

Touchstone Securities, Inc., an affiliate of National Integrity Life, serves as the principal underwriter for our variable annuity contracts. Touchstone Securities, Inc. and National Integrity Life are under the common control of the same parent company: The Western and Southern Life Insurance Company. The principal business address of
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Touchstone Securities, Inc. is 400 Broadway, Cincinnati, Ohio, 45202. The contracts are sold by individuals who are insurance agents and also registered representatives of broker-dealers or financial institutions that have entered into distribution agreements with us.

Changes in How We Operate

We can change how the Company or our Separate Account operates, subject to the approval of the federal or state regulators when required by the 1940 Act or other applicable laws. We will notify you if any changes result in a material change in the underlying Portfolios or the Investment Options. We may:
•combine the Separate Account with any other separate account we own;
•transfer assets of the Separate Account to another separate account we own;
•add, remove, substitute, close, combine or limit investment in an Investment Option or withdraw assets relating to your contract from one Variable Account Option and put them into another;
•register or end the registration of the Separate Account under the 1940 Act;
•operate our Separate Account under the direction of a committee or discharge a committee at any time (the committee may be composed of a majority of persons who are “interested persons” of National Integrity Life);
•restrict or eliminate any voting rights of owners or others that affect our Separate Account; this may only arise if there is a change in current SEC rules;
•cause one or more Variable Account Options to invest in a fund other than or in addition to the Portfolios;
•operate our Separate Account or one or more of the Investment Options in any other form the law allows, including a form that allows us to make direct investments;
•make any changes required by the 1940 Act or other federal securities laws;
•make any changes necessary to maintain the status of the contracts as annuities and/or Qualified Annuities under the Tax Code; or
•make other changes required under federal or state law relating to annuities.

Part 3 – Your Investment Options

You may invest your contributions to this contract in the Variable Account Options, the Fixed Accounts or both. (If you purchase a GLIA or GLIA Plus Rider, your Investment Options are limited. See Part 6.)

Each Variable Account Option invests in shares of a mutual fund, referred to as a Portfolio (or fund). Each Variable Account Option and its corresponding Portfolio share the same name. The value of your Variable Account Option will vary with the performance of the corresponding Portfolio. For a full description of each Portfolio, see that Portfolio’s prospectus and SAI.

The Variable Account Options

A brief description of each Portfolio, including the name of the advisor, the investment objective and some additional information about investment strategies, is provided below. Management fees and other expenses deducted from each Portfolio, as well as risks of investing, and more information about the Portfolio’s investment strategies, are described in that Portfolio’s prospectus. The Portfolio descriptions included below were taken from the most recent publicly available documentation for the Portfolios as of the time this prospectus was drafted. More recent disclosure may be available in the Portfolios’ current prospectuses. For a prospectus containing complete information on any Portfolio, including the risks associated with investing, call our Administrative Office toll-free at 1-800-325-8583.

American Funds Insurance Series
Each fund is a series of the American Funds Insurance Series. Capital Research and Management Company is the investment advisor to each fund and is located at 333 South Hope Street, Los Angeles, California 90071.

Following is a brief description of each fund. There is no guarantee that a fund will achieve its objectives. You should read each American Funds Insurance Series fund’s prospectus carefully before investing.

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American Funds Insurance Series The Bond Fund of America
The fund seeks to provide as high a level of current income as is consistent with the preservation of capital. The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally, the fund invests at least 80% of its assets in bonds and other debt securities, which may be represented by derivatives. The fund invests at least 60% of its assets in debt securities (excluding derivatives) rated A3 or better or A- by Nationally Recognized Statistical Ratings Organizations (“NRSRO”) designated by the fund’s investment advisor, or in debt securities that are unrated but determined to be of equivalent quality by the fund’s investment advisor, and in U.S. government securities, money market instruments, cash or cash equivalents. The fund may invest in debt securities and mortgage-backed securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. The fund may invest in inflation-linked bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. The fund may invest up to 10% of its assets in debt securities rated Ba1 or below and BB+ or below by NRSROs designated by the fund’s investment advisor, or in debt securities that are unrated but determined to be of equivalent quality by the fund’s investment advisor. These debt securities are sometimes referred to as “junk bonds.”

American Funds Insurance Series Capital Income Builder Fund
The fund has two primary investment objectives. It seeks to provide (1) a level of current income that exceeds the average yield on U.S. stocks generally, and (2) a growing stream of income over the years. The fund’s secondary objective is to provide growth of capital. The fund normally invests at least 90% of its assets in income-producing securities (with at least 50% of its assets in common stocks and other equity securities). The fund invests primarily in a broad range of income-producing securities, including common stocks and bonds.

American Funds Insurance Series Global Growth Fund
The fund seeks to provide long-term growth of capital. The fund invests primarily in common stocks of companies around the world that the investment advisor believes have the potential for growth. As a fund that seeks to invest globally, the fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets.

American Funds Insurance Series Growth Fund
The fund seeks to provide growth of capital. The fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The fund may invest up to 25% of its assets in common stocks and other securities of issuers domiciled outside the United States.

American Funds Insurance Series Growth-Income Fund
The fund seeks to achieve long-term growth of capital and income. The fund invests primarily in common stocks or other securities that the advisor believes demonstrate the potential for appreciation and/or dividends. The fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States.

American Funds Insurance Series Managed Risk Asset Allocation Fund
The fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term by investing in shares of an underlying fund, the American Funds Insurance Series Asset Allocation Fund, while seeking to manage volatility and provide downside protection primarily through the use of exchange-traded options and futures contracts. The underlying fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). The fund employs a risk-management overlay referred to as the managed risk strategy, which consists of using hedge instruments—primarily exchange-traded futures contracts and/or exchange-traded put options—to attempt to stabilize the volatility of the fund around a target volatility level and to seek to reduce the downside exposure of the fund.

American Funds Insurance Series New World Fund
The fund seeks long-term capital appreciation. The fund invests primarily in common stocks of companies with significant exposure to countries with developing economies and/or markets (i.e., emerging markets). Under normal market conditions, the fund invests at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets. The fund may also invest in debt securities of issuers, including issuers of lower rated bonds, sometimes referred to as "junk bonds," with exposure to these countries.
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BlackRock Variable Series Funds
Each of the BlackRock Capital Appreciation V.I. Fund and BlackRock Global Allocation V.I. Fund are series of the BlackRock Variable Series Funds, Inc. Each of the BlackRock High Yield V.I. Fund and BlackRock Total Return V.I. Fund are series of the BlackRock Variable Series Funds II, Inc. BlackRock Advisors, LLC is the investment advisor to each fund and is located at 100 Bellevue Parkway, Wilmington, Delaware 19809. BlackRock International Limited, located at Exchange Place One, 1 Semple Street, Edinburgh, EH3 8BL, United Kingdom, is a sub-advisor to each of the BlackRock High Yield V.I. Fund and BlackRock Total Return V.I. Fund. BlackRock (Singapore) Limited, located at 20 Anson Road, #18-01, 079912 Singapore, is a sub-advisor to the BlackRock High Yield V.I. Fund.

Following is a brief description of each fund. There is no guarantee that a fund will achieve its objectives. You should read each BlackRock fund's prospectus carefully before investing.

BlackRock Capital Appreciation V.I. Fund
The fund seeks long-term growth of capital by investing primarily in a diversified portfolio consisting primarily of common stock of U.S. companies that fund management believes have shown above-average growth rates in earnings over the long term. The fund generally invests at least 65% of its total assets in common stock, convertible preferred stock, securities convertible into common stock, and rights to subscribe to common stock. Of these securities, the fund generally seeks to invest primarily in common stock. The fund may invest in companies of any size, but emphasizes investments in companies with medium to large market capitalization.

BlackRock Global Allocation V.I. Fund
The fund seeks high total investment return by investing in equity, debt and money market securities. Generally, the fund’s portfolio will include both equity and debt securities, but at any given time the fund may emphasize either debt or equity securities. In selecting equity investments, the fund mainly seeks securities that fund management believes are undervalued. The fund may buy debt securities of varying maturities, debt securities paying a fixed or fluctuating rate of interest, and debt securities of any kind. In addition, the fund may invest up to 35% of its total assets in junk bonds, corporate loans and distressed securities. The fund may also invest in real estate investment trusts (“REITs”) and securities related to real assets (like real estate- or precious metals-related securities). The fund generally seeks diversification across markets, industries and issuers as one of its strategies to reduce volatility. The fund has no geographic limits on where it may invest, and the fund may invest in the securities of companies of any market capitalization.

BlackRock High Yield V.I. Fund
The fund seeks to maximize total return, consistent with income generation and prudent investment management by investing primarily in non-investment grade bonds with maturities of ten years or less. The fund normally invests at least 80% of its assets in high yield bonds (commonly called "junk bonds") and may also invest in convertible and preferred securities. The fund may invest up to 30% of its assets in non-dollar denominated bonds of issuers located outside the United States. The fund may invest in securities of any rating and may invest up to 10% of its assets in distressed securities that are in default or the issuers of which are in bankruptcy.

BlackRock Total Return V.I. Fund
The fund seeks to maximize total return, consistent with income generation and prudent investment management by investing in securities that pay interest or dividends. The fund may also seek growth of capital by looking for investments that will increase in value. However, the fund’s investments emphasize current income more than growth of capital. Under normal circumstances, the fund invests at least 80%, and typically 90% or more, of its assets in fixed-income securities such as corporate bonds and notes, mortgage-backed securities, asset-backed securities, convertible securities, preferred stocks, government obligations and money market securities. Both U.S. and foreign companies and governments may issue these securities, including issuers in emerging markets. The fund invests primarily in fixed-income securities rated investment grade, but the fund may also invest in fixed-income securities that are rated below investment grade (commonly called "junk bonds"). The fund may invest in fixed-income securities of any maturity or duration.

Columbia Funds Variable Portfolios
Columbia Variable Portfolio – Select Mid Cap Value Fund is a series of the Columbia Funds Variable Series Trust II. Columbia Variable Portfolio – Small Cap Value Fund is a series of the Columbia Funds Variable Insurance Trust.
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Columbia Management Investment Advisers, LLC is the investment advisor to both funds and is located at 225 Franklin Street, Boston, MA 02110.

Following is a brief description of each fund. There is no guarantee that a fund will achieve its objectives. You should read each Columbia fund's prospectus carefully before investing.

Columbia Variable Portfolio – Select Mid Cap Value Fund
The fund seeks to provide long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of medium-sized companies that have market capitalizations in the range of the Russell Midcap® Value Index. The fund may invest up to 25% of its net assets in foreign investments. The fund normally invests in common stocks and also may invest in REITs.

Columbia Variable Portfolio – Small Cap Value Fund
The fund seeks long-term capital appreciation. Under normal circumstances, the fund invests at least 80% of its net assets  (including the amount of any borrowings for investment purposes) in equity securities of companies that have market capitalizations in the range of the companies in the Russell 2000® Value Index at the time of purchase that the fund's advisor believes are undervalued and have the potential for long-term growth. The fund may invest up to 20% of total assets in foreign securities. The fund may also invest in REITs.

Deutsche DWS Investments VIT Funds
The fund is a series of the Deutsche DWS Investments VIT Funds. DWS Investment Management Americas Inc., 875 Third Avenue, New York, NY 10022, is the investment advisor for the fund and Northern Trust Investments, Inc., 50 South LaSalle Street, Chicago, IL 60603, is the sub-advisor for the fund.

Following is a brief description of the fund. There is no guarantee that a fund will achieve its objectives. You should read the DWS Investments VIT fund's prospectus carefully before investing.

DWS Small Cap Index VIP Fund
The fund seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies. Under normal circumstances, the fund invests at least 80% of its assets, determined at the time of purchase, in stocks of companies included in the Russell 2000® Index and in derivative instruments, such as stock index futures contracts and options that provide exposure to the stocks of companies in the index.

Fidelity Variable Insurance Products
Each Portfolio is a Fidelity® Variable Insurance Product and a series of Variable Insurance Products Fund V. Fidelity Management & Research Company LLC, located at 245 Summer Street, Boston, MA 02210, is the investment advisor to each Portfolio.

Following is a brief description of each Portfolio. There is no guarantee that a Portfolio will achieve its objective. You should read each Fidelity VIP Portfolio’s prospectus carefully before investing.

Fidelity VIP Asset Manager Portfolio
The Portfolio seeks to obtain high total return with reduced risk over the long term by allocating its assets among three main asset classes: the stock class (equity securities of all types), the bond class (fixed-income securities of all types maturing in more than one year, including lower-quality debt securities sometimes referred to as high yield debt securities or junk bonds, including funds that invest in such securities), and the short-term/money market class (fixed-income securities of all types maturing in one year or less, including funds that invest in such securities). The advisor maintains a neutral mix over time of 50% of the Portfolio's assets in stocks, 40% in bonds, and 10% in short-term and money market instruments. The advisor adjusts the allocation among asset classes gradually within the following ranges: stock class (30%-70%), bond class (20%-60%), and short-term/money market class (0%-50%). The Portfolio invests in domestic and foreign issuers.

Fidelity VIP Balanced Portfolio
The Portfolio seeks income and capital growth consistent with reasonable risk by investing approximately 60% of its assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-
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quality debt securities (those of less than investment grade quality, also referred to as high yield debt securities or junk bonds), when its outlook is neutral. The Portfolio invests at least 25% of its total assets in fixed-income senior securities. The Portfolio invests in domestic and foreign issuers. The Portfolio invests in growth stocks, value stocks or both.

Fidelity VIP Contrafund Portfolio
The Portfolio seeks long-term capital appreciation. The Portfolio normally invests primarily in common stocks of domestic and foreign issuers. The Portfolio invests in growth stocks, value stocks, or both. The advisor selects securities of companies whose value it believes are not fully recognized by the public.

Fidelity VIP Disciplined Small Cap Portfolio
The Portfolio seeks capital appreciation. The Portfolio normally invests primarily in common stocks of domestic and foreign issuers. The Portfolio normally invests at least 80% of assets in securities of companies with small market capitalizations. The Portfolio invests in growth stocks, value stocks, or both.

Fidelity VIP Equity-Income Portfolio
The Portfolio seeks reasonable income and will also consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield that exceeds the composite yield on the securities comprising the S&P 500® Index. The Portfolio normally invests at least 80% of its assets in equity securities. The Portfolio normally invests primarily in income-producing equity securities, which tends to lead to investments in large-cap value stocks. The Portfolio may potentially invest in other types of equity and debt securities, including lower-quality debt securities (those of less than investment grade quality, also referred to as high yield securities or junk bonds). The Portfolio invests in domestic and foreign issuers and it may potentially use covered call options as tools to manage its assets.

Fidelity VIP Freedom 2010 Portfolio
The Portfolio seeks high total return with a secondary objective of principal preservation as the Portfolio approaches its target date and beyond. The Portfolio is designed for investors who retired in or within a few years of 2010 at or around age 65. The Portfolio invests primarily in a combination of underlying Fidelity® domestic equity, international equity, bond, and short-term funds. The Portfolio allocates assets among the underlying Fidelity funds according to a neutral asset allocation strategy that adjusts over time and becomes increasingly conservative until it reaches an allocation similar to that of the VIP Freedom Income PortfolioSM (approximately 10 to 19 years after the year 2010).

Fidelity VIP Freedom 2015 Portfolio
The Portfolio seeks high total return with a secondary objective of principal preservation as the Portfolio approaches its target date and beyond. The Portfolio is designed for investors who retired in or within a few years of 2015 at or around age 65. The Portfolio invests primarily in a combination of underlying Fidelity® domestic equity, international equity, bond, and short-term funds. The Portfolio allocates assets among the underlying Fidelity funds according to a neutral asset allocation strategy that adjusts over time and becomes increasingly conservative until it reaches an allocation similar to that of the VIP Freedom Income PortfolioSM (approximately 10 to 19 years after the year 2015).

Fidelity VIP Freedom 2020 Portfolio
The Portfolio seeks high total return with a secondary objective of principal preservation as the Portfolio approaches its target date and beyond. The Portfolio is designed for investors retiring in or within a few years of 2020 at or around age 65. The Portfolio invests primarily in a combination of underlying Fidelity® domestic equity, international equity, bond, and short-term funds. The Portfolio allocates assets among the underlying Fidelity funds according to a neutral asset allocation strategy that adjusts over time and becomes increasingly conservative until it reaches an allocation similar to that of the VIP Freedom Income PortfolioSM (approximately 10 to 19 years after the year 2020).

Fidelity VIP Freedom 2025 Portfolio
The Portfolio seeks high total return with a secondary objective of principal preservation as the Portfolio approaches its target date and beyond. The Portfolio is designed for investors retiring in or within a few years of 2025 at or around age 65. The Portfolio invests primarily in a combination of underlying Fidelity® domestic equity, international equity, bond, and short-term funds. The Portfolio allocates assets among the underlying Fidelity funds according to a neutral asset allocation strategy that adjusts over time and becomes increasingly conservative until it reaches an allocation similar to that of the VIP Freedom Income PortfolioSM (approximately 10 to 19 years after the year 2025).

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Fidelity VIP Freedom 2030 Portfolio
The Portfolio seeks high total return with a secondary objective of principal preservation as the Portfolio approaches its target date and beyond. The Portfolio is designed for investors retiring in or within a few years of 2030 at or around age 65. The Portfolio invests primarily in a combination of underlying Fidelity® domestic equity, international equity, bond, and short-term funds. The Portfolio allocates assets among the underlying Fidelity funds according to a neutral asset allocation strategy that adjusts over time and becomes increasingly conservative until it reaches an allocation similar to that of the VIP Freedom Income PortfolioSM (approximately 10 to 19 years after the year 2030).

Fidelity VIP Government Money Market Portfolio
The Portfolio seeks as high a level of current income as is consistent with preservation of capital and liquidity. The Portfolio normally invests at least 99.5% of its total assets in cash, U.S. Government securities and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash or government securities). The Portfolio invests in U.S. Government securities issued by entities that are chartered or sponsored by Congress but whose securities are neither issued nor guaranteed by the U.S. Treasury. The Portfolio invests in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.
Fidelity VIP Growth Portfolio
The Portfolio seeks to achieve capital appreciation by normally investing primarily in common stocks of domestic and foreign companies that the advisor believes have above-average growth potential.

Fidelity VIP High Income Portfolio
The Portfolio seeks a high level of current income, while also considering growth of capital. The Portfolio normally invests primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities (those of less than investment grade quality, also referred to as high yield debt securities or junk bonds). The Portfolio invests in companies in troubled or uncertain financial condition and may potentially invest non-income producing securities, including defaulted securities and common stocks. The Portfolio invests in domestic and foreign issuers.

Fidelity VIP Index 500 Portfolio
The Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index. The Portfolio normally invests at least 80% of assets in common stocks included in the S&P 500 Index and lends securities to earn income.

Fidelity VIP Investment Grade Bond Portfolio
The Portfolio seeks as high a level of current income as is consistent with the preservation of capital by normally investing at least 80% of assets in medium and high quality investment grade debt securities of all types, including those issued by domestic and foreign issuers, and repurchase agreements for those securities. The Portfolio invests in lower-quality debt securities (those of less than investment grade quality, also referred to as high yield debt securities or junk bonds). The Portfolio allocates assets across different market sectors and maturities, and the advisor manages the Portfolio to have overall interest rate risk similar to the Bloomberg Barclays U.S. Aggregate Bond Index. The advisor engages in transactions that have a leveraging effect on the Portfolio, including investments in derivatives, such as swaps, options, and futures contracts, and forward-settling securities, to adjust the Portfolio’s risk exposure.

Fidelity VIP Mid Cap Portfolio
The Portfolio seeks long-term growth of capital by normally investing primarily in common stocks of domestic and foreign issuers. The Portfolio normally invests at least 80% of its assets in securities of companies with medium market capitalizations. The advisor may buy growth stocks, value stocks, or both, and may potentially invest in companies with smaller or larger market capitalization.

Fidelity VIP Overseas Portfolio
The Portfolio seeks long-term growth of capital by normally investing primarily in common stock and allocating its investments across different countries and regions. The Portfolio normally invests at least 80% of assets in non-U.S. securities.

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Fidelity VIP Target Volatility Portfolio
The Portfolio seeks total return. The Portfolio seeks to maintain a target portfolio volatility of 10% over a one-year period. While the advisor attempts to manage volatility, there is no guarantee that the Portfolio will maintain its target volatility. The Portfolio normally invests in a combination of underlying Fidelity funds, ETFs, and futures, and may potentially invest up to 30% of its total assets in index futures. The advisor manages underlying holdings to achieve portfolio characteristics similar to the Fidelity VIP Target Volatility Portfolio Composite IndexSM over the long-term, which is a hypothetical representation of the performance of the asset classes in which the Portfolio intends to invest, based on combinations of the following unmanaged indexes: Dow Jones U.S. Total Stock Market IndexSM (equities); MSCI EAFE Index (international equities); Bloomberg Barclays® U.S. Aggregate Bond Index (bonds); and Bloomberg Barclays® U.S. 3 Month Treasury Bellwether Index (short-term investments).

Fidelity VIP Bond Index Portfolio
The Portfolio seeks to provide investment results that correspond to the aggregate price and interest performance of the debt securities in the Bloomberg Barclays U.S. Aggregate Bond Index. The Portfolio normally invests at least 80% of its assets in bonds included in its underlying index, which is a broad based, market-value-weighted benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The advisor uses statistical sampling techniques based on duration, maturity, interest rate sensitivity, security structure, and credit quality to attempt to replicate the returns of the underlying index using a smaller number of securities. The Portfolio may engage in transactions that have a leveraging effect on the Portfolio, including investments in derivatives, such as swaps, options and futures contracts, and forward-settling securities, to adjust the Portfolio’s risk exposure.

Fidelity VIP Extended Market Index Portfolio
The Portfolio seeks to provide investment results that correspond to the total return of stocks of mid- to small-capitalization U.S. companies. The Portfolio normally invests at least 80% of its assets in common stocks included in the Fidelity U.S. Extended Investable Market Index, which is a float-adjusted market capitalization-weighted index designed to reflect the performance of U.S. mid- and small-cap stocks. The Portfolio uses statistical sampling techniques based on such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price /book (P/B ratio), and earnings growth to attempt to replicate the returns of the index using a smaller number of securities.

Fidelity VIP International Index Portfolio
The Portfolio seeks to provide investment results that correspond to the total return of foreign developed and emerging stock markets. The Portfolio normally invests at least 80% of its assets in securities, and depository receipts representing securities, included in the Fidelity Global ex U.S. IndexSM, which is a float-adjusted market capitalization-weighted index designed to reflect the performance of non-U.S. large- and mid-cap stocks. The advisor uses statistical sampling techniques based on such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price/book (P/B) ratio, earnings growth, country weightings, and the effect of foreign taxes to attempt to replicate the returns of the index.

Fidelity VIP Total Market Index Portfolio
The Portfolio seeks to provide investment results that correspond to the total return of a broad range of U.S. stocks. The Portfolio normally invests at least 80% of its assets in common stocks included in the Fidelity U.S. Total Investable Market IndexSM, which is a float-adjusted market capitalization-weighted index designed to reflect the performance of the U.S. equity market, including large-, mid- and small-capitalization stocks. The Portfolio uses statistical sampling techniques based on such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price/book (P/B) ratio, and earnings growth to attempt to replicate the returns of the Fidelity U.S. Total Investable Market IndexSM using a smaller number of securities.

Franklin Templeton Variable Insurance Products Trust
Each fund is a series of the Franklin Templeton Variable Insurance Products Trust. Affiliates of Franklin Resources, Inc., operating as Franklin Templeton, serve as the investment advisors for the funds. Franklin Advisers, Inc., located at One Franklin Parkway, San Mateo, CA 94403, is the investment advisor for the Franklin Growth and Income VIP Fund, Franklin Income VIP Fund, Franklin Large Cap Growth VIP Fund and Templeton Global Bond VIP Fund. Franklin Mutual Advisers, LLC, located at 101 John F. Kennedy Parkway, Short Hills, NJ 07078, is the investment advisor for the Franklin Mutual Shares VIP Fund and Franklin Small Cap Value VIP Fund. Templeton Investment Counsel, LLC, located at 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, is the investment advisor for
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the Templeton Foreign VIP Fund. Templeton Global Advisors Limited, located at Box N-7759, Lyford Cay, Nassau, Bahamas, is the investment advisor for the Templeton Growth VIP Fund.

Following is a brief description of each fund. There is no guarantee that a fund will achieve its objective. You should read each Franklin Templeton VIP fund’s prospectus carefully before investing.

Franklin Growth and Income VIP Fund
The fund seeks capital appreciation with current income as a secondary goal. Under normal market conditions, the fund invests predominantly in equity securities.

Franklin Income VIP Fund
The fund seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in a diversified portfolio of debt and equity securities.

Franklin Large Cap Growth VIP Fund
The fund seeks capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets in investments of large-capitalization companies.

Franklin Mutual Shares VIP Fund
The fund seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the advisor believes are undervalued.

Franklin Small Cap Value VIP Fund
The fund seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.

Templeton Foreign VIP Fund
The fund seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.

Templeton Global Bond VIP Fund
The fund seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, the fund invests at least 80% of its net assets in debt securities of any maturity.

Templeton Growth VIP Fund
The fund seeks long-term capital growth. Under normal market conditions, the fund invests primarily in equity securities of companies located anywhere in the world, including developing markets.

Guggenheim Variable Insurance Funds (Rydex Variable Trust)
Each fund is a series of the Rydex Variable Trust. Security Investors, LLC, which operates under the name Guggenheim Investments, is the investment advisor to each fund and is located at 702 King Farm Boulevard, Suite 200, Rockville, MD 20850.

Following is a brief description of the each fund. There is no guarantee that a fund will achieve its objective. You should read each Guggenheim VT fund’s prospectus carefully before investing.

Guggenheim VT Global Managed Futures Strategy Fund (available on contracts purchased before April 24, 2015)
The fund seeks to generate positive total returns over time. The fund’s investment strategy focuses on the use of a systematic, price-based statistical process to identify and profit from price trends in the global commodity, currency, equity, and fixed income markets. Upon identifying a price trend, the fund takes either a long or short position in the related futures or forward contract. The fund implements the strategy's targeted exposures principally through the use of futures, forwards, and swap agreements. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in “managed futures.” For these purposes, managed futures are investments in equity-linked, commodity-linked, currency-linked and financial-linked instruments, as well as U.S. government securities and money market instruments, that taken together have economic characteristics similar or equivalent to those of the listed commodity, currency and financial futures contracts described above. The
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fund’s investments are expected to be economically tied to multiple countries at any given time, some of which may be emerging market countries. The fund may invest up to 25% of its total assets in a wholly owned and controlled Cayman Islands subsidiary. Unlike the fund, however, the subsidiary may invest to a greater extent in commodity-linked derivative instruments.

Guggenheim VT Long Short Equity Fund (available on contracts purchased before April 24, 2015)
The fund seeks long-term capital appreciation by constructing portfolios that maintain long positions in instruments that provide exposure to risk factors the fund's advisor considers to be undervalued by the equity markets and sell short instruments that provide exposure to risk factors the advisor considers to be overvalued by the equity markets. The fund will ordinarily hold simultaneous long and short positions in equity securities or securities markets that provide exposure up to a level equal to 300% of the fund’s net assets for both the long and short positions. That level of exposure is obtained through derivatives, including swap agreements. At any point in time, the fund's portfolio may be significantly net long or net short. The fund’s overall net exposure will change as market opportunities change.

Guggenheim VT Multi-Hedge Strategies Fund (available on contracts purchased before May 1, 2012)
The fund seeks long-term capital appreciation with less risk than traditional equity funds. The fund pursues multiple investment styles or mandates that correspond to investment strategies widely employed by hedge funds, including one or more variations of any or all of the following strategies: long/short equity, equity market neutral, fixed income strategies, merger arbitrage, and global macro. The fund may be long or short in a broad mix of financial assets including small, mid, and large capitalization U.S. and foreign common stocks, currencies, commodities, futures, options, swap agreements, high yield securities, securities of other investment companies, ADRs, ETFs, REITs, and corporate and sovereign debt. The fund may invest up to 25% of its total assets in a wholly owned and controlled Cayman Islands subsidiary. Unlike the fund, however, the subsidiary may invest to a greater extent in commodity-linked derivative instruments.

Invesco (AIM) Variable Insurance Funds
Each fund is a series of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds). Invesco Advisers, Inc. is the investment adviser for each of the funds and is located at 1555 Peachtree Street, NE, Atlanta, GA 30309.

Following is a brief description of each fund. There is no guarantee that a fund will achieve its objective. You should read each Invesco fund’s prospectus carefully before investing.

Invesco V.I. American Franchise Fund
The fund seeks capital growth by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of U.S. issuers. The fund invests primarily in securities that are considered by the fund’s portfolio managers to have potential for earnings or revenue growth.

Invesco V.I. American Value Fund
The fund seeks long-term capital appreciation. The fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of U.S. issuers and in derivatives and other instruments that have economic characteristics similar to such securities. The fund emphasizes a value style of investing. Under normal market conditions, the fund invests at least 65% of its net assets in equity securities of mid-capitalization companies.

Invesco V.I. Comstock Fund
The fund seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks. The fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and in derivatives and other instruments that have economic characteristics similar to such securities. In selecting securities for investment, the fund’s adviser focuses primarily on a security’s potential for capital growth and income and emphasizes a value style of investing.

Invesco V.I. Discovery Mid Cap Growth Fund
The fund seeks capital appreciation. The fund mainly invests in common stocks of U.S. companies that the fund’s portfolio managers expect to have above-average growth rates. The fund seeks to invest in newer companies or in more established companies that are in the early growth phase of their business cycle, which is typically marked by
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above-average growth rates. Under normal circumstances, the fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of “mid-cap” issuers, and in derivatives and other instruments that have economic characteristics similar to such securities.

Invesco V.I. International Growth Fund
The fund seeks long-term growth of capital. The fund invests primarily in equity securities and depositary receipts of foreign issuers. The principal types of equity securities in which the fund invests are common and preferred stock.

Morgan Stanley Variable Insurance Fund, Inc.
Each fund is a series of the Morgan Stanley Variable Insurance Fund, Inc. Morgan Stanley Investment Management Inc. is the investment advisor for each of the Morgan Stanley funds and is located at 522 Fifth Avenue, New York, NY 10036. Morgan Stanley Investment Management Limited is the sub-advisor for the Morgan Stanley VIF Emerging Markets Debt Portfolio and is located at 25 Cabot Square, Canary Wharf, London, E14 4QA, England. Morgan Stanley Investment Management Company is the sub-advisor for the Morgan Stanley VIF Emerging Markets Equity Portfolio and is located at 23 Church Street, 16-01 Capital Square, Singapore 049481.

Following is a brief description of each fund. There is no guarantee that a fund will achieve its objective. You should read each Morgan Stanley fund’s prospectus carefully before investing.

Morgan Stanley VIF Emerging Markets Debt Portfolio
The fund seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

Morgan Stanley VIF Emerging Markets Equity Portfolio
The fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.

Morgan Stanley VIF U.S. Real Estate Portfolio
The fund seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including REITs.

Northern Lights Variable Trust
The TOPS® Managed Risk Moderate Growth ETF Portfolio is a series of the Northern Lights Variable Trust. ValMark Advisers, Inc., 130 Springside Drive, Akron, OH 44333, is the investment advisor and Milliman Financial Risk Management, LLC, 71 S. Wacker Drive, 31st Floor, Chicago, IL 60606, is sub-advisor for the Portfolio.

Following is a brief description of the portfolio. There is no guarantee that a fund will achieve its objectives. You should read the Portfolio's prospectus carefully before investing.

TOPS® Managed Risk Moderate Growth ETF Portfolio
The Portfolio seeks capital appreciation with less volatility than the equity markets as a whole. The Portfolio employs a fund-of-funds structure that normally invests at least 80% of its assets in ETFs. The Portfolio employs exchange-traded futures contracts to hedge market risk and reduce return volatility. The Portfolio allocates approximately 5% to 35% of its assets to fixed income ETFs and 65% to 95% of its assets to a combination of equity ETFs, REIT ETFs, and natural resource ETFs.

PIMCO Variable Insurance Trust
Each Portfolio is a series of the PIMCO Variable Insurance Trust. Pacific Investment Management Company LLC (PIMCO) is the investment advisor to each Portfolio and is located at 650 Newport Center Drive, Newport Beach, California 92660. Research Affiliates, LLC, located at 620 Newport Center Drive, Suite 900, Newport Beach, CA 92660, is the asset allocation sub-advisor for the PIMCO All Asset Portfolio.

Following is a brief description of each Portfolio. There is no guarantee that a Portfolio will achieve its objective. You should read each PIMCO fund’s prospectus carefully before investing.

PIMCO All Asset Portfolio
The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management. The Portfolio is a fund-of-funds and invests, under normal circumstances, substantially all of its
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assets in the least expensive class of shares of certain affiliated, actively managed or smart beta funds. The Portfolio does not invest directly in stocks or bonds of other issuers. The Portfolio’s asset allocation sub-advisor, determines how the Portfolio allocates and reallocates its assets among the underlying PIMCO funds. The Portfolio seeks concurrent exposure to a broad spectrum of asset classes.

PIMCO CommodityRealReturn® Strategy Portfolio
The Portfolio seeks maximum real return, consistent with prudent investment management. “Real Return” equals total return less the estimated cost of inflation. The Portfolio invests, under normal circumstances, in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed income instruments. The Portfolio invests in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, future and options on futures, that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities. The Portfolio will seek to gain exposure to the commodity markets primarily through investments in leveraged or unleveraged commodity index-linked notes and investments in the Portfolio's wholly-owned Cayman Islands subsidiary.

PIMCO International Bond Portfolio (U.S. Dollar-Hedged)
The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in fixed income instruments, including bonds, debt securities, and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities, that are economically tied to at least three non-U.S. countries. The Portfolio may invest, without limitation, in (i) securities and instruments tied to emerging market countries, (ii) derivative instruments, such as options, futures contracts or swap agreements, or (iii) mortgage- or asset-backed securities.

PIMCO Long-Term U.S. Government Portfolio
The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio normally invests at least 80% of its assets in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises, which may be represented by forwards or derivatives such as options, future contracts, or swap agreements. The Portfolio will normally have a minimum average portfolio duration of eight years.

PIMCO Low Duration Portfolio
The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio normally invests at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives, such as options, futures contracts, or swap agreements. The average portfolio duration of this Portfolio normally varies from one to three years based on the advisor’s forecast for interest rates.

PIMCO Real Return Portfolio
The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management. The Portfolio normally invests at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives, such as options, futures contracts, or swap agreements. “Real Return” equals total return less the estimated cost of inflation.

PIMCO Total Return Portfolio
The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio normally invests at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives, such as options, futures contracts, or swap agreements. The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security.

Touchstone Variable Series Trust
Each fund is a series of the Touchstone Variable Series Trust. Touchstone Advisors, Inc., which is affiliated with us, advises each of the funds, along with a sub-advisor that is listed under each fund description below. The advisor is located at 303 Broadway, Suite 1100, Cincinnati, Ohio 45202. Fort Washington Investment Advisors, Inc., which is
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also affiliated with us, is the sub-advisor for each of the funds and is located at 303 Broadway, Suite 1200, Cincinnati, OH 45202.

Following is a brief description of each fund. There is no guarantee that a fund will achieve its objective. You should read each Touchstone VST fund’s prospectus carefully before investing.

Touchstone VST Balanced Fund
The fund seeks capital appreciation and current income by investing primarily in a diversified portfolio of fixed-income and equity securities. Under normal circumstances, the fund generally expects to allocate 60% of its assets to equity securities and 40% of its assets to fixed-income securities. With respect to equities, the fund invests primarily in the common stock and preferred stock of issuers having a market capitalization, at the time of purchase, above $5 billion, and the fund may invest up to 35% of its equity sleeve in foreign issuers, including emerging market issuers, through ADRs. With respect to fixed-income, the fund invests primarily in bonds, including mortgage-related securities, asset-backed securities, government securities (both U.S. government securities and foreign sovereign debt), and corporate debt securities. The fund’s fixed-income sleeve primarily invests in investment-grade debt securities, but the fund may invest up to 30% of this sleeve in non-investment grade debt securities rated as low as B by a Nationally Recognized Statistical Rating Organization.

Touchstone VST Bond Fund
The fund seeks to provide as high a level of current income as is consistent with the preservation of capital. Capital appreciation is a secondary goal. The fund normally invests at least 80% of its assets (including borrowing for investment purposes) in bonds, including mortgage-related securities, asset-backed securities, government securities, and corporate debt securities. The fund primarily invests in investment-grade debt securities, but may invest up to 30% of its assets in non-investment-grade debt securities, often referred to as junk bonds and considered speculative. The fund may invest up to 20% of its total assets in foreign-issued debt denominated in either the U.S. dollar or a foreign currency. Foreign-issued debt may include debt securities of emerging market countries.

Touchstone VST Common Stock Fund
The fund seeks to provide investors with capital appreciation. The fund invests, under normal market conditions, at least 80% of its assets in large capitalization equity securities, including common stock and preferred stock. The fund invests primarily in issuers having a market capitalization, at the time of purchase, above $5 billion. The fund seeks to invest in companies that are trading below the sub-advisor’s estimate of the companies’ intrinsic value and have a sustainable competitive advantage or a high barrier to entry in place. The fund may invest up to 35% of its assets in securities of foreign issuers through the use of ordinary shares or depositary receipts such as ADRs. The fund may also invest in securities of emerging market countries.

Static Asset Allocation Models

We may offer one or more asset allocation models in connection with your variable annuity at no extra charge. Asset allocation is the process of investing in different asset classes – such as equity funds, fixed income funds, and alternative funds – depending on your personal investment goals, tolerance for risk, and investment time horizon. By spreading your money among a variety of asset classes, you may be able to reduce the risk and volatility of investing, although there are no guarantees.

We have no discretionary authority or control over your choice of Variable Account Options or your other investment decisions. We may make available educational information and materials, such as a risk tolerance questionnaire, that may help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice about whether an asset allocation model may be appropriate for you.

Our asset allocation models are "static."  Although we may change or terminate asset allocation models we are offering to new contract purchasers, we will not change your allocations unless you advise us to do so. You will not be notified if the models are terminated or changed. You will not be provided with information regarding any terminations or changes to the asset allocation models. If you elect to invest using an asset allocation model, and if you elect automatic rebalancing, we will continue to rebalance your percentage allocations among the Variable Account Options in your existing model.
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You should consult your investment professional periodically to consider whether any model you have selected is still appropriate for you. You may choose to invest in an asset allocation model or change your Investment Options and asset allocation at any time.

Asset allocation does not ensure a profit, guarantee that your Account Value will increase or protect against a decline if market prices fall. An asset allocation model may not perform as intended. Any asset allocation models offered are based on then available Variable Account Options. We may discontinue the program or add, eliminate, or change the models at any time.

The Fixed Accounts

Our Fixed Accounts are offered through either the General Account, which supports the Systematic Transfer Options (STOs), or a non-unitized separate account, which supports the Guaranteed Rate Options (GROs), for this annuity contract. Our General Account (the account that contains all of our assets other than those held in separate accounts) also supports the portion of the Death Benefit, the Annuity Benefit, and any guarantees offered under a Rider (a supplement to your contract or additional feature that provides an optional benefit at an additional cost) that are in excess of Account Value. The non-unitized separate account and the General Account are not registered under the Securities Act of 1933 or the 1940 Act. Disclosures regarding the Fixed Accounts, the General Account and the non-unitized separate account are subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Guaranteed Rate Options
We currently offer GROs with Guarantee Periods of five, seven and ten years. Each GRO matures at the end of the Guarantee Period you have selected. We can change the Guarantee Periods available for renewal at any time. Each contribution or transfer to a GRO establishes a new GRO for the Guarantee Period you choose at the guaranteed interest rate that we declare as the current rate (Guaranteed Interest Rate). When you put a contribution or transfer into a GRO, a Guaranteed Interest Rate is locked in for the entire Guarantee Period you select. We credit interest daily at an annual effective rate equal to the Guaranteed Interest Rate.

The value of a contribution or transfer to your GRO is called the GRO Value. Assuming you have not transferred or withdrawn any amounts from your GRO, the GRO Value will be the amount you contributed or transferred plus interest at the Guaranteed Interest Rate, less any annual administrative charge and optional benefit charges that may apply.

We may declare an enhanced rate of interest in the first year for any contribution or transfer allocated to a GRO that exceeds the Guaranteed Interest Rate credited during the rest of the Guarantee Period. This enhanced rate will be declared at the time of your allocation and guaranteed for the first year of the Guarantee Period. We may also declare and credit a special interest rate or additional interest at any time on any nondiscriminatory basis.

If you have more than one GRO with the same Guarantee Period, the GROs are considered one GRO for Account Value reporting purposes. For example, when you receive a statement from us, all of your five-year GROs will be shown as one GRO while all of your seven-year GROs will appear as another GRO, even though they may have different maturity dates and different interest rates. However, you will receive separate notices concerning GRO renewals for each contribution or transfer you have made, since each contribution or transfer will have a different maturity date.

All contributions or transfers you make to a GRO are placed in a non-unitized separate account. The value of your GROs is supported by the reserves in our non-unitized separate account.

Renewals of GROs
We will notify you in writing before the end of your GRO Guarantee Period. You must tell us before the end of your Guarantee Period if you want to transfer your GRO Value to one or more Variable Account Options or other GROs. We will make your transfer to the new Investment Options, including any new Guarantee Period you elect, when we receive your election in Good Order at our Administrative Office, even if the previous Guarantee Period has not ended. You can get our current Guaranteed Interest Rates by calling our Administrative Office.

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If we do not receive instructions in Good Order at our Administrative Office before the end of the Guarantee Period, when the Guarantee Period ends we will set up a new GRO for the same Guarantee Period as your old one, if available, at the then-current Guaranteed Interest Rate. If the same Guarantee Period is not available:

•For contracts issued in New York or New Hampshire, we will transfer the Account Value in your maturing GRO to a new available Guarantee Period with the next shorter duration. If no shorter duration is available, we will transfer the Account Value in your maturing GRO to the Fidelity VIP Government Money Market Portfolio.

If your Account Value is transferred to the Money Market Portfolio, it will be subject to risk of loss, including loss of principal. If you choose to allow any Account Value in a maturing GRO to go into the Fidelity VIP Government Money Market Portfolio, you should read the fund’s prospectus and understand the risks before investing. The Fidelity VIP Government Money Market Portfolio charges management fees and other expenses that are deducted from the fund. Also, the Mortality and Expense Risk charge for your variable annuity will be deducted from the Account Value invested in the Fidelity VIP Government Money Market Portfolio, as with all of the Variable Account Options.

•For contracts issued in Vermont, we will transfer the Account Value in your maturing GRO to a new available Guarantee Period with the next shorter duration. If no shorter duration is available, we will transfer the Account Value in your maturing GRO to a new available Guarantee Period with the next longer duration. For example, if your maturing GRO was a three-year GRO and when it matures, only the five-year, seven-year or ten-year GROs are available, your new GRO will be for five years.

You cannot renew into a GRO that would mature after your Maximum Retirement Date.

Market Value Adjustments
A Market Value Adjustment (MVA) is an adjustment, either up or down, that we make to your GRO Value if you surrender your contract, make a partial withdrawal or transfer from your GRO, or elect an Annuity Benefit, before the end of the Guarantee Period. An MVA also applies to a Distribution on Death of the owner before the end of the Guarantee Period, but not on the payment of Death Benefits (paid after the death of the Annuitant). No MVA applies to partial withdrawals up to the Free Withdrawal Amount at any time. No MVA applies to partial withdrawals or transfers, election of Annuity Benefits or calculations of Distributions on Death, within 30 days of the expiration of the GRO Guarantee Period. The MVA does not apply to partial withdrawals taken to meet required minimum distributions under the Tax Code as long as you do not take additional partial withdrawals during the Contract Year that exceed any remaining Free Withdrawal Amount. The GRO Value after the MVA is applied, the Adjusted Account Value may be higher or lower than the GRO Value before the MVA is applied.

The MVA we apply to your GRO Value is based on the changes in our Guaranteed Interest Rates. Generally, if our Guaranteed Interest Rates have increased since the time of your contribution or transfer to the GRO, the MVA will reduce your GRO Value. On the other hand, if our Guaranteed Interest Rates have decreased since the time of your contribution or transfer, the MVA will generally increase your GRO Value.

The MVA for a GRO is determined by the following formula:

MVA = GRO Value x [(1 + A)N/12 / (1 + B + .0025)N/12 - 1], where

A is the Guaranteed Interest Rate being credited to the GRO subject to the MVA;

B is the current Guaranteed Interest Rate, as of the effective date of the application of the MVA, for current allocations to a GRO, the length of which is equal to the number of whole months remaining in your GRO. Subject to certain adjustments, if that remaining period is not equal to an exact period for which we have declared a new Guaranteed Interest Rate, B will be determined by a formula that finds a value between the Guaranteed Interest Rates for GROs of the next highest and next lowest Guarantee Period; and

N is the number of whole months remaining in your GRO.

If the remaining term of your GRO is 30 days or less, the MVA for your GRO will be zero. If for any reason we are no longer declaring current Guaranteed Interest Rates, then to determine B we will use the yield to maturity of United States Treasury Notes with the same remaining term as your GRO. If that remaining period is not equal to
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an exact term for which there is a United States Treasury Note, B will be determined by a formula that finds a value between the yield to maturity of the next highest and next lowest term, subject to certain adjustments. Any enhanced rate, special interest rate or additional interest credited to your GRO will be separate from the Guaranteed Interest Rate and will not be used in the MVA formula.

The MVA formula contains a factor of .0025. This represents a payment to us for the cost of processing the withdrawal and MVA. We receive this portion whether the MVA increases or decreases the GRO Value.

See Appendix C for illustrations of the MVA.

Systematic Transfer Options
We offer STOs that provide a fixed interest rate guaranteed for the STO period selected and paid on your contributions while they are in the STO. Available STO periods are six months and one year. All STO contributions will be transferred into the Variable Account Options within either six months or one year of your STO contribution, depending on which STO you select. We do not allow transfers from a STO to a GRO. We require a minimum contribution to the STO of $6,000 to fund the six-month STO or $12,000 to fund the one-year STO. We will automatically transfer equal amounts monthly for the six-month STO and either monthly or quarterly for the one-year STO.

The STOs are available for new contributions only. You cannot transfer from other Investment Options into the STOs. We do not accept Systematic Contributions into the STOs. See “Systematic Transfer Program” in Part 9 for more details.

Part 4 – Deductions and Charges

Mortality and Expense Risk Charge

We deduct a daily charge equal to an annual effective rate of 1.55% of your Account Value in the Variable Account Options to cover mortality and expense risk and certain administrative expenses. A portion of the 1.55% pays us for assuming the mortality risk and the expense risk under the contract. The mortality risk, as used here, refers to our risk that Death Benefits are greater than anticipated, or that annuitants, as a class of persons, will live longer than estimated and we will be required to pay out more Annuity Benefits than anticipated. The expense risk is our risk that the expenses of administering the contract will exceed the annual administrative charge discussed in the next section.

Expenses of administering the contracts include, without limitation, processing applications; issuing contracts; processing customer orders and other requests; making investments to support fixed accounts, death benefits, and living benefits; providing regular reports to customers; providing reports and updates to regulators; maintaining records for each contract owner; administering income payments; furnishing accounting and valuation services (including the calculation and monitoring of the daily Unit Values); reconciling and depositing cash receipts; drafting and filing forms; and research and development. The administration expense may also reimburse us for the costs of distribution of this variable annuity.

We expect to make a profit from this fee. The mortality and expense risk charge cannot be increased without your consent.

Annual Administrative Charge

We charge an annual administrative charge of $30, which is deducted on the last day of the Contract Year if your Account Value is less than $50,000 on that day. This charge is taken pro rata from your Account Value in each Investment Option. The part of the charge deducted from the Variable Account Options reduces the number of Units you own. The part of the charge deducted from the Fixed Accounts is withdrawn in dollars. The annual administrative charge is pro-rated if, during a Contract Year, you surrender the contract, select an Annuity Benefit or upon the calculation of a Death Benefit or Distribution on Death of owner. Confirmation of this regular fee transaction will appear on your quarterly statement.

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The annual administrative charge helps offset the expenses of administering the contracts discussed in the section just above this one, titled “Mortality and Expense Risk Charge.”

Reduction of the Mortality and Expense Risk Charge or Annual Administrative Charge

We can reduce or eliminate the mortality and expense risk charge or the annual administrative charge for individuals or groups of individuals if we anticipate expense savings. We may do this based on the size and type of the group or the amount of the contributions. We will not unlawfully discriminate against any person or group if we reduce or eliminate these charges.

Portfolio Charges

The Variable Account Options buy shares of the corresponding Portfolios at each Portfolio's net asset value. The price of the shares reflects investment management fees and other expenses that have already been deducted from the assets of the Portfolios. Please refer to Appendix F and the individual Portfolio prospectuses for complete details on Portfolio expenses and related items.

We receive payments from the Portfolios or their investment advisors or distributors discussed in Part I, section titled “Fees and Expense Tables and Summary.” These fees may affect the total Portfolio expenses and may increase the expenses of the Portfolios.

Withdrawal Charge

If you withdraw your contributions, you may be charged a withdrawal charge of up to 7%. The amount of the withdrawal charge is a percentage of each contribution withdrawn and not of the Account Value. The charge varies, depending upon the "age" of the contributions included in the withdrawal—that is, the number of years that have passed since each contribution was made.

Contribution Year	Charge as a Percentage of the Contribution Withdrawn
1	7%
2	6%
3	5%
4	4%
5	3%
6	2%
7	1%
thereafter	0

When you take a withdrawal, the oldest contribution is treated as the first withdrawn, then next oldest and so on. Any gain or earnings in your contract come out only after an amount equal to all your contributions, and any applicable charges on those contributions, is withdrawn. Please note, however, that for federal income tax purposes, withdrawals are generally considered gain first. See Part 8.

Because withdrawal charges apply to your contributions, if your Account Value has declined due to poor performance of your selected Variable Account Options or you have taken previous withdrawals, including the Free Withdrawal Amount, the withdrawal charge may be greater than the amount available for withdrawal. In some instances, your Account Value may be positive, but you will not have money available to withdraw due to the amount of the withdrawal charge still applicable to your contributions. Withdrawal charges apply to the withdrawal charge amount itself since this amount is part of the Account Value withdrawn.

Partial withdrawals up to the Free Withdrawal Amount of 10% are not subject to the withdrawal charge. More details on the Free Withdrawal Amount are in Part 5, in the section titled "Withdrawals."

We will not deduct a withdrawal charge from:
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•the Death Benefit paid on the death of the Annuitant; or
•a withdrawal used to buy an immediate Annuity Benefit from us after the first Contract Anniversary with either (i) a life contingency, or (ii) a period certain that provides for fixed payments over at least five years. (Some periods certain may not be available, in which case you will have to select a longer period from the available periods.)

If a withdrawal of a contribution would be subject to a withdrawal charge, we do not allow you to transfer that contribution to another annuity or other investment under Section 1035 of the Tax Code or as a trustee-to-trustee transfer of a Qualified Annuity. For more information, see Part 8, section titled “Exchanges and Transfers.”

For more information and examples of the application of a withdrawal charge, see Appendix B.

Reduction or Elimination of the Withdrawal Charge

We can reduce or eliminate the withdrawal charge for individuals or a group of individuals if we anticipate expense savings. We may do this based on the size and type of the group, the amount of the contribution, or the group’s relationship with us. Examples of these relationships would include being an employee of National Integrity Life or an affiliate, receiving distributions or making internal transfers from other contracts we issued, or transferring amounts held under qualified plans that we, or our affiliate, sponsored. We will not unlawfully discriminate against any person or group if we reduce or eliminate the withdrawal charge.

Disability Waiver

We may waive the withdrawal charge on full or partial withdrawal requests of $1,000 or more if you become disabled anytime before you reach age 65, and have been disabled for a continuous period of at least six months after the Contract Date. We may also waive the MVA on any amounts withdrawn from the GROs. You will be considered disabled if you are unable to engage in any substantial gainful activity by reason of any medically determinable physical impairment which can be expected to result in death or to be of long-continued and indefinite duration. Work is “substantial” if it involves doing significant physical or mental activities or a combination of both. For work activity to be substantial, it does not need to be performed on a full-time basis. Work activity performed on a part-time basis may also be substantial gainful activity. “Gainful” work activity is work performed for pay or profit, work of a nature generally performed for pay or profit or work intended for profit, whether or not a profit is realized.

We may require proof of disability, such as written confirmation of receipt and approval of any claim for Social Security Disability Benefits. We reserve the right to obtain an examination by a licensed physician of our choice and our expense. Written request for any withdrawal must be made while you are still disabled. Once the disability waiver election has been made, no additional contributions will be accepted under your Contract. The waiver of the withdrawal charge and MVA apply to the owner, not to the Annuitant. If there are joint owners and either meets the requirements, the waiver will be applied.

Commission Allowance and Additional Payments to Distributors

We generally pay a commission to the sales representative equal to a maximum of 7.50% of contributions and up to 1.00% trail commission paid on Account Value starting as early as the second Contract Year. Commissions may vary due to differences between states, sales channels, sales firms and special sales initiatives.

A broker-dealer or financial institution that distributes our variable annuity contracts may receive additional compensation from us for training, marketing or other services provided. These services may include special access to sales staff, and advantageous placement of our products. We do not make an independent assessment of the cost of providing such services.

National Integrity Life has agreements with some broker-dealer firms under which we pay varying amounts, but no more than 0.25% of Account Value, for enhanced access to their registered representatives. This payment to broker-dealer firms is separate from and in addition to brokerage commissions paid to our distributors from your Distribution Charge. The broker-dealer firms are American Portfolios Financial Services, Inc., BBVA Securities, Inc., BOK Financial Securities, Inc., Cadaret, Grant & Co., Inc., Cetera Investment Services LLC, Commerce Brokerage Services, Inc., CUNA Mutual Insurance Agency, CUSO Financial Services, LP, Fifth Third Securities, Inc., Frost
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Brokerage Services, Inc., Hancock Investment Services, Inc., Huntington Securities, Inc., Infinex Investments, Inc., LPL Financial LLC, M&T Securities, Inc., PNC Investments LLC, and US Bancorp Investments, Inc.

Depending on the arrangements in place at any particular time, a broker-dealer, and the registered representatives associated with it, may have a financial incentive to recommend a particular variable annuity contract. This could create a conflict of interest between the broker-dealer or the registered representative and the customer. These payments could provide incentive to a broker-dealer or registered representative to recommend a Contract that is not in your best interest. You can find more about additional compensation in the Statement of Additional Information.

Optional Benefit Charges

You may purchase one of the Riders offered with this contract, which provide optional benefits for an additional cost. The additional cost of each Rider, along with complete details about the benefits, is provided in Part 6.

Transfer Charge

You have 12 free transfers during a Contract Year. We charge $20 for each additional transfer during that Contract Year. Transfers under our Dollar Cost Averaging, Customized Asset Rebalancing, or Systematic Transfer Programs described in Part 9 do not count toward the 12 free transfers and we do not charge for transfers made under these programs.

Tax Reserve

In the future, we may charge for taxes or set aside reserves for taxes, which will reduce the investment performance of the Variable Account Options.

State Premium Tax

We will not deduct state premium taxes from your contributions before investing them in the Investment Options, unless required by your state law. If you elect an Annuity Benefit, we will deduct any applicable state premium taxes from the amount available for the Annuity Benefit. State premium taxes currently range from 0% to 3.5%.

Part 5 – Terms of Your Variable Annuity

Purchasing the Contract

If you wish to purchase this annuity contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, we will issue a contract and send it to you either directly or through your sales representative.

To apply for this contract, you must be of legal age to enter into a contractual relationship under applicable state law, generally 18 years old. You must be no older than 85 at the time of application.

Contributions

Minimum initial contribution	$ 1,000
Minimum additional contribution	$ 100
Maximum total contributions	$ 1,000,000 if the Annuitant is age 75 or younger $ 500,000 if the Annuitant is age 76 or older

Different contribution limits apply if you select a GLIA or GLIA Plus Rider. See Part 6. If your contract is a Qualified Annuity, we will measure your additional contributions against any maximum limits for annual contributions set by federal law. If your contract is a Qualified Annuity, and you transfer or roll over money in the calendar year on or after you reach the qualified age under the Tax Code and applicable IRS regulations (for an owner that reached age 70½ on or before December 31, 2019, age 70½, and for an owner that reaches age 70½ on or after January 1,
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2020, age 72), you must take your required minimum distributions for the current calendar year before you purchase this contract unless an exemption is otherwise available under applicable law. See Part 8, section titled “Tax-Favored Retirement Programs” for more information about required minimum distributions. We may issue the contract for less than the minimum initial contribution if we receive an application that indicates the total amount of a transfer or rollover from multiple sources will reach the minimum initial contribution amount. We may also issue the contract for up to 10% less than the minimum initial contribution indicated above.

Initial Contributions
We will invest your contributions in the Investment Options you select on your application. We will use your initial contribution allocated to the Variable Account Options to purchase Units at the Unit Value determined no later than two Business Days after we receive the contribution and your complete application in Good Order at our Administrative Office.  If the application is not in Good Order, we may retain the initial contribution for up to five Business Days while attempting to complete it.  If the application is not in Good Order within five Business Days, you will be informed of the reason for the delay.  We will return the initial contribution to you unless you specifically allow us to hold the contribution until the application is completed. You cannot purchase this contract using death benefits from another annuity that are rolled over, transferred or exchanged under §1035 of the Tax Code.

Additional Contributions
We will credit each additional contribution on the Business Day we receive it in Good Order at our Administrative Office. We will use contributions allocated to Variable Account Options to purchase Units at the Unit Value as of the next close of the New York Stock Exchange.

We will invest each additional contribution according to the allocation we have on record as your “future allocation.” You can change your future allocation for additional contributions at any time by writing to the Administrative Office. The request must include your contract number, the new allocation and your signature. When we receive it at our Administrative Office, the change will be effective for any contribution that accompanies it and for all future contributions. We can also accept allocation changes by telephone. See "Transfers" in Part 5. Different rules apply to the GLIA and GLIA Plus Investment Strategies. See Part 6.

We will accept additional contributions at any time through age 92. We may refuse additional contributions if: (1) we previously discontinued accepting additional contributions into the annuity contract or any Investment Option; (2) the additional contribution does not meet our minimum additional contribution amount or exceeds our maximum contribution amount for the annuity contract or for a specific Investment Option; or (3) for any reason allowed by law.

Allocations on Record
Changing your future allocation does not change the current allocation of your Account Value or the allocation used for rebalancing, if any. You must provide specific instructions if you wish to change your current allocation or rebalancing allocation. You should review your allocations periodically to ensure they still meet your investment goals and needs.

Units in Our Separate Account

Your investment in the Variable Account Options is used to purchase Units. On any given day, the value you have in a Variable Account Option is the number of Units you own in that Variable Account Option multiplied by the Unit Value. The Units of each Variable Account Option have different Unit Values.

Units are purchased when you make new contributions or transfer amounts to a Variable Account Option. Units are redeemed (sold) when you make withdrawals or transfer amounts out of a Variable Account Option into a different Investment Option. We also redeem Units to pay the Death Benefit when the Annuitant dies, to make a Distribution on Death of owner, to pay the annual administrative charge, to pay for certain optional benefits and to purchase an Annuity Benefit. The number of Units purchased or redeemed in any Variable Account Option is calculated by dividing the dollar amount of the transaction by the Variable Account Option's Unit Value, calculated as of the next close of business of the New York Stock Exchange.

If we make a mistake in executing any purchase or redemption, we will reprocess, if necessary, any trades made in error and ensure that you receive the correct Unit Values. We will put you in the same position you otherwise
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would have been in. Depending on the change in Unit Values between the error and correction, we may experience a gain or loss as a result of any reprocessing.

The Unit Values of the Variable Account Options fluctuate with the investment performance of the corresponding Portfolios, which reflects the investment income, realized and unrealized capital gains and losses of the Portfolios, as well as the Portfolio's expenses.

How We Determine Unit Value

We determine Unit Values for each Variable Account Option after the close of business of the New York Stock Exchange, which is normally 4 p.m. Eastern Time on each Business Day. The Unit Value of each Variable Account Option for any Business Day is equal to the Unit Value for the previous Business Day, multiplied by the net investment factor for that Variable Account Option on the current Business Day. We determine a net investment factor for each Variable Account Option as follows:

•First, we take the value of the Portfolio shares that belong to the corresponding Variable Account Option at the close of business that day. For this purpose, we use the share value reported to us by the Portfolios.
•Next, we add any dividends or capital gains distributions by the Portfolio on that day.
•Then we charge or credit for any taxes or amounts set aside as a reserve for taxes.
Then we divide this amount by the value of the Portfolio shares that belong to the corresponding Variable Account Option at the close of business on the last day that a Unit Value was determined.
•Finally, we subtract the mortality and expense risk charge for each calendar day since the last day that a Unit Value was determined (for example, a Monday calculation will include charges for Saturday and Sunday). The daily charge is an amount equal to an annual effective rate of 1.55%.

Generally, this means that we adjust Unit Values to reflect the investment performance of the Portfolios and the mortality and expense risk charge.

Transfers

You may transfer all or any part of your Account Value among the Variable Account Options and the GROs, subject to our transfer restrictions:

•The amount transferred must be at least $250 or, if less, the entire amount in the Investment Option.
•Transfers into a GRO will establish a new GRO for the Guarantee Period you choose at the then-current Guaranteed Interest Rate.
•Transfers out of a GRO more than 30 days before the end of the Guarantee Period are subject to an adjustment of the value called an MVA. See Part 3.
•Transfers within or among the GLIA or GLIA Plus Investment Strategies are restricted. See Part 6.

If you reallocate some or all of your Account Value invested in the Variable Account Options and the GROs at one time, it will count as one transfer.

You have 12 free transfers during a Contract Year. After this limit is reached, we charge $20 for each additional transfer during that Contract Year. See Part 4, section titled “Transfer Charge.”

You may request a transfer by writing to our Administrative Office at the address in the Glossary. Mail sent to any other address may not be in Good Order. Each request for a transfer must be signed by you and specify:
•the contract number,
•the amounts to be transferred, and
•the Investment Options to and from which amounts are to be transferred.

If one portion of a transfer request involving multiple Investment Options violates our policy or is not in Good Order, the entire transfer request will not be processed.
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You may also request transfers through our telephone transfer service using your personal identifiers. We will honor telephone transfer instructions from any person who provides correct identifying information. We are not responsible for fraudulent telephone transfers we believe to be genuine according to these procedures. Accordingly, you bear the risk of loss if unauthorized persons make transfers on your behalf. You may request telephone transfers from 9:00 a.m. to 5:00 p.m. Eastern Time on any day we are open for business. We do not guarantee that we will be able to accept transaction instructions via telephone at all times, and we reserve the right to limit, restrict or terminate telephonic transaction privileges at any time.

If we receive your transfer request in Good Order at our Administrative Office before the close of regular trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern Time) on a Business Day, you will receive the Unit Values for the Variable Account Options as of the close of business on that same day. Transfer requests for Variable Account Options received by us at or after the close of regular trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern Time) on a Business Day, or anytime on a day other than a Business Day, will be processed using Unit Values as of the close of business on the next Business Day. We will confirm all transfers in writing.

A transfer request or a reallocation of your Account Value does not change your future allocation or rebalancing allocation on file. You must provide specific instructions if you wish to change these allocations.

Different rules apply to the GLIA and GLIA Plus Investment Strategies. See Part 6.

Excessive Trading

We reserve the right to limit the number of transfers in any Contract Year or to refuse any transfer request for an owner or certain owners if we are informed by one or more of the Portfolios that the purchase or redemption of shares is to be restricted because of excessive trading, or that a specific transfer or group of transfers is expected to have a detrimental effect on share prices of affected Portfolios.

We reserve the right to modify these restrictions or to adopt new restrictions at any time and in our sole discretion.

We will notify you or your designated representative if your requested transfer is not made. Current SEC rules preclude us from processing your request at a later date if it is not made when initially requested. Accordingly, you will need to submit a new transfer request in order to make a transfer that was not made because of these limitations.

Specific Notice Regarding the Use of this Annuity for Market Timing or Frequent Trading

This contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in stale price arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in mutual fund pricing or for any other reason should not purchase this contract. These abusive or disruptive transfers can have an adverse effect on management of a Portfolio, increase Portfolio expenses and affect Portfolio performance.

The following policies for transfers between Investment Options are designed to protect contract owners from frequent trading activity. However, we may not be able to detect all frequent trading, and we may not be able to prevent transfers by those we do detect. As detecting frequent trading and preventing its recurrence is, in many circumstances, a reactive response to improper trading, we cannot guarantee, despite our policies and procedures, that we will detect all frequent trading in our contracts, prevent all frequent trading and prevent all harm caused by frequent trading.

1.    Prohibited Transfers. Under normal market conditions, we will refuse to honor the following transfer requests:

•a transfer request into an International or High Yield Variable Account Option (as defined by us) if, within the preceding five Business Days, there was a transfer out of the same Variable Account Option;
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•a transfer request out of an International or High Yield Variable Account Option if, within the preceding five Business Days, there was a purchase or transfer into the same Variable Account Option.

2.    Allowable Transfers Accompanying a Prohibited Transfer. We cannot honor an otherwise allowable transfer request if it is made at the same time or accompanies a request for a Prohibited Transfer.

3.    Notification. We will notify you if your requested transfer is not made.

4.    Suspension or Revocation of Same-Day Transfer Privileges. If you, as owner (or agents acting on your behalf) engage in market timing or excessive trading, as determined by a Portfolio’s investment advisor in its sole discretion, you may have your same-day transfer privileges suspended or revoked in accordance with the Portfolio’s policies set forth in its prospectus.

•If your same-day transfer privileges are revoked, you will be required to submit all future transfer requests by U.S. mail or overnight delivery service. Transfer requests made by telephone, Internet, fax, same-day mail or courier service will not be accepted.
•In addition, if you wish to cancel a transfer request, your cancellation request must also be in writing and received by U.S. mail or overnight delivery service. The cancellation request will be processed as of the day it is received.

5.    20 Investment Option Transfers Permitted. You may submit 20 Investment Option transfers each Contract Year for each contract by U.S. mail, Internet, telephone request, or fax.

•All requests for transfers among your Investment Options in excess of 20 per Contract Year must be submitted by regular U.S. mail or overnight delivery. Transfer requests made by telephone, Internet, fax, same day mail or courier service will not be accepted, and Internet trading privileges will be suspended. If you want to cancel a written Investment Option transfer, you must also cancel it in writing by U.S. mail or overnight delivery service. We will process the cancellation request as of the day we receive it.
•Upon reaching your next Contract Anniversary, you will again be provided with 20 Investment Option transfers. The number of allowable Investment Option transfers is not cumulative and may not be carried over from year to year.
•Transfers made under our Dollar Cost Averaging Program, Systematic Transfer Option Program, Customized Asset Rebalancing Program, or other related programs we may offer are not counted toward the 20 Investment Option transfer limitation. If we or a Portfolio’s investment advisor determine in our sole discretion that you are manipulating these or similar programs to circumvent our transfer policies, we may take any action that we deem appropriate to stop this activity. This could include (but is not limited to) revoking your same-day transfer privileges or your ability to utilize these programs.

Conformity with these policies does not necessarily mean that trading will not be deemed to constitute market timing. If it is determined by us or by a Portfolio’s investment advisor, in our sole discretion, that you are attempting to engage in improper trading, your same-day transfer privileges may be suspended or revoked. We may reverse transactions made in violation of our market timing or frequent trading policies. We will take into consideration any information, data and directives provided to us by the Portfolios' investment advisors regarding improper trading.

We have entered into agreements with each Portfolio company as required by Rule 22c-2 of the 1940 Act. The agreements require us to engage in certain monitoring and reporting of trading activity and bind us to implement instructions from the Portfolio if its frequent trading policies are violated or if the Portfolio determines, in its sole discretion, that disruptive trading has occurred. If we are notified by a Portfolio's investment advisor that the frequency or size of trades by an individual or group of individuals is disruptive to the management of the Portfolio, and the investment advisor rejects a trade or restricts further trading in that Portfolio by the individual or group, we will comply with that request promptly. We will reject a trade or impose the Portfolio's investment advisor's restriction even if the transactions otherwise conform to our policies. We do not grant waivers of these policies to particular investors or classes of investors.

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We may modify these restrictions at any time in our sole discretion.

Withdrawals

You may make withdrawals as often as you wish. Each non-systematic withdrawal must be at least $300. Unless you request a withdrawal from a specific Investment Option, we will take the withdrawal from your Investment Options pro rata, in the same proportion their value bears to your total Account Value. For example, if your Account Value is divided in equal 25% shares among four Investment Options, when you make a withdrawal, 25% of the Account Value withdrawn will come from each of your four Investment Options. For purposes of this pro rata calculation, the total Account Value in all GROs of the same duration or all STOs of the same duration will be treated as one Investment Option. The portion of the money coming from more than one GRO or STO of the same duration will be withdrawn first from the oldest GRO or STO. For information on systematic withdrawals, see Part 9.

We process withdrawals when we receive your request in Good Order at our Administrative Office. When you take a withdrawal from a Variable Account Option, Units are redeemed at the Unit Value as of the next close of the New York Stock Exchange.

For partial withdrawals, the total amount deducted from your Account Value will include:

•the withdrawal amount requested,
•plus or minus any MVA that applies (see Part 3, section titled "Market Value Adjustments"),
•plus any withdrawal charge that applies (see Part 4, section titled "Withdrawal Charge").

The net amount you receive will be the amount you requested, less any applicable tax withholding. Generally, withdrawals you make before you are 59½ years old are subject to a 10% federal tax penalty. If your contract is part of a tax-favored retirement plan, the plan may limit your withdrawals. See Part 8.

Withdrawals are attributed to your Account Value in the following order: (1) any remaining Free Withdrawal Amount; (2) contributions that are no longer subject to a withdrawal charge and have not yet been withdrawn; (3) contributions subject to a withdrawal charge; and (4) any gain, interest, or other amount that is not considered a contribution. Your investment comes out first, beginning with the oldest contribution, then next oldest and so on. Any gain or earnings in your contract come out only after an amount equal to all contributions, and any applicable charges on those contributions, are withdrawn. Please note, however, that for tax purposes, withdrawals are considered to be gain first. See Part 8.

Certain Death Benefits and optional benefits are reduced by withdrawals on a proportional basis. See Part 5, section titled “Death Benefits Paid on Death of Annuitant” and Part 6.

Additional restrictions apply to withdrawals if you have the GLIA or GLIA Plus Rider. See Part 6.

Examples of withdrawals and the application of a withdrawal charge are located in Appendix B.

Free Withdrawal Amount
You may take your Free Withdrawal Amount each Contract Year without a withdrawal charge or MVA.
The Free Withdrawal Amount is the greater of:

•10% of your Account Value on the date of the withdrawal, minus any previous withdrawals during that Contract Year; or
•10% of your Account Value at your most recent Contract Anniversary, minus any previous withdrawals during that Contract Year. (During your first Contract Year, this amount is 10% of your initial contribution received on the Contract Date.)

If you do not take the Free Withdrawal Amount in any one Contract Year, you cannot add it to the next year’s Free Withdrawal Amount.

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The Free Withdrawal Amount does not apply to a full surrender. Taking your Free Withdrawal Amount will not reduce the total withdrawal charges applicable to your contract. If you take a withdrawal or surrender the contract, we will assess any applicable withdrawal charge on the amount of your contributions withdrawn, which are not reduced for any Free Withdrawal Amount you have taken.

The Free Withdrawal Amount is available for withdrawal only. You may not use your Free Withdrawal Amount as a transfer to another annuity or other investment under Section 1035 of the Tax Code or as a trustee-to-trustee transfer of qualified assets. For more information, see Part 8, section titled “Exchanges and Transfers.”

Assignments

You may assign your rights by providing us written notice of assignment in Good Order signed by you. Unless otherwise specified by you in the notice, the assignment will be effective on the date you sign the notice. We are not liable for payments made or actions taken by us before we receive and record the notice at our Administrative Office. We may restrict the assignment where restrictions are for purposes of satisfying applicable laws or regulations. Assignment may be a taxable event. We are not responsible for the validity under state or other laws or for any tax consequences of the assignment. Assignment is generally not allowed if you have elected a GLIA or GLIA Plus Rider.

Death Benefit Paid on Death of Annuitant

Unlike some other variable annuities, this contract pays the Death Benefit upon the Annuitant's death, rather than upon the owner's death. (See section titled “Distribution on Death of Owner” for discussion of amount paid on death of owner who is not the Annuitant.) You name the Annuitant's beneficiary (or beneficiaries). We will pay a Death Benefit to the Annuitant’s surviving beneficiary if:
•the Annuitant dies before the Retirement Date, which is any date before the Maximum Retirement Date that you choose to begin taking your Annuity Benefit (after the Retirement Date, the Death Benefit no longer exists); and
•there is no contingent Annuitant.

A Death Benefit will not be paid after the Annuitant’s death if there is a contingent Annuitant. In that case, the contingent Annuitant becomes the new Annuitant under the contract. The Annuitant and any contingent Annuitants may not be changed once the contract has been issued.

If an Annuitant’s beneficiary does not survive the Annuitant, then the Death Benefit is generally paid to the Annuitant’s estate. If the owner is a trust, custodian or other entity, the owner must name itself as the Annuitant’s sole beneficiary and the owner’s sole beneficiary.

The Annuitant's beneficiary may elect to take the Death Benefit in one of the following forms:

1.lump sum – if the beneficiary elects this option, we will pay the Death Benefit to the Annuitant’s beneficiary.
2.deferral for up to five or ten years – if the beneficiary elects this option, we will allow the beneficiary to keep the Death Benefit amount invested in the Investment Options currently available for a period of up to five or ten years (as permitted under the tax rules). At the end of five or ten years, the entire amount must be paid to the beneficiary.
3.irrevocable income payout option – if an "eligible designated beneficiary" elects this option, he or she must choose to receive the Death Benefit either as an immediate annuity with a life contingency or as substantially equal payments over his or her life expectancy. If payment over the life expectancy is elected, we will allow the beneficiary to keep the Death Benefit amount invested in the Investment Options currently available, to the extent this does not conflict with the Tax Code requirements under which this option is available (primarily section 72(s) of the Tax Code). This option is only available if elected within 60 days after the death of the Annuitant. Distributions must begin within one year from the date of death.

If the beneficiary selects option two or three above, for money invested in the Fixed Accounts, he or she will receive the guaranteed minimum interest rate applied to the Fixed Accounts under the current version of the
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contract, which may be lower than the guaranteed minimum interest rate applied to the Fixed Accounts in your contract. If the beneficiary fails to make an election within a reasonable time, we may automatically process the claim as if option two were elected.

If the beneficiary is not a human being, the beneficiary must elect either a lump sum or deferral for up to five years.

You may elect to have the Death Benefit paid to the Annuitant's beneficiary as an Annuity Benefit, in which case the Annuitant’s beneficiary will not have the choices above, but will receive the death benefit in the form you have elected.

You may change the Annuitant's beneficiary by sending the appropriate form in Good Order to the Administrative Office. We may limit the number of beneficiaries you can have at one time.

Please consult your financial professional and tax advisor in order to identify your beneficiaries properly so that the Death Benefit is paid to the intended beneficiary, and to structure your contract so that spousal continuation can occur, if that is your intention. See Appendix D for assistance in structuring your contract.

Death Benefit
For contracts where the Annuitant's age on the Contract Date is up to and including age 85, the Death Benefit will be the greatest of:

•highest Account Value on any Contract Anniversary before the Annuitant's 81st birthday, plus any contributions received after that Contract Anniversary, minus a proportional adjustment for any withdrawals (and associated charges) taken after that Contract Anniversary;
•total contributions, minus a proportional adjustment for any withdrawals (and associated charges); or
•the Account Value on the Death Benefit Date (the Business Day we receive an original certified death certificate and our death claim forms in Good Order, including the beneficiary’s election of form of payment.)
The amount of the Death Benefit is determined on the Death Benefit Date and if the Death Benefit is greater than the Account Value, we will invest the difference in the contract on the Death Benefit Date.

Effect of Withdrawals on the Death Benefit if a Proportional Adjustment is Applied
If you take withdrawals from your contract, we will make a proportional adjustment to your Death Benefit. This means that your Death Benefit will be reduced by the same percentage as your withdrawal bears to your Account Value at the time of withdrawal. For example:

•if your Death Benefit is $100,000, and your current Account Value is $80,000,
•and you take a withdrawal of $10,000 (including any associated charges),
•we will reduce your Death Benefit by 12.5% because that is the same percentage that your withdrawal bears to your Account Value at the time of the withdrawal ($10,000 /$80,000);
•therefore, your Death Benefit is reduced by $12,500.

Because the Account Value at the time of the withdrawal in this example is less than the Death Benefit, the Death Benefit is decreased by a larger dollar amount than the partial withdrawal amount. All Death Benefits are reduced proportionally for withdrawals and any charges associated with the withdrawals.

This example is for illustrative purposes only and does not predict results.

Distribution on Death of Owner

If you (as owner) die, and the Annuitant (or contingent Annuitant) is still living, your entire interest in this contract must be distributed to the owner's beneficiary. If you are the Annuitant (and no contingent Annuitant is still living), the above section titled “Death Benefit Paid on Death of Annuitant” applies instead of this section. If you own the contract jointly with your spouse or anyone else, the first death of one of the joint owners will be treated as the death of both owners, and a Distribution on Death to the owner's beneficiary will be required. It is not a good idea to own this annuity contract jointly, even with your spouse. The joint owner is not the owner’s beneficiary. See Appendix D.
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You name the owner's beneficiary (or beneficiaries). We will pay the owner's surviving beneficiary the Distribution on Death. If an owner’s beneficiary does not survive the owner, then the Distribution on Death of the owner is generally paid to the owner’s estate. If the owner is a trust, custodian or other entity, the owner must name itself as the Annuitant’s sole beneficiary and the owner’s sole beneficiary.

If you, as owner, die on or after the Retirement Date and before the entire interest in the contract has been distributed, then the rest of the annuity must be distributed to the owner's beneficiary at least as quickly as the method in effect when you died.

If you, as owner, die before the Retirement Date, the Surrender Value will be paid to the owner's beneficiary in one of the following forms:

1.lump sum – if the beneficiary elects this option, we will pay the Surrender Value to the beneficiary.
2.deferral for up to five or ten years – if the beneficiary elects this option, we will allow the beneficiary to keep the Account Value invested in the Investment Options currently available for a period of up to five or ten years (as permitted under the tax rules). At the end of five or ten years, the entire Surrender Value as of that date must be paid to the beneficiary.
3.irrevocable income payout option – if the beneficiary elects this option, he or she must choose to receive the Surrender Value either as an immediate annuity with a life contingency or as substantially equal payments over his or her life expectancy. If payment over the life expectancy is elected, we will allow the beneficiary to keep the Account Value invested in the Investment Options currently available, to the extent this does not conflict with the Tax Code requirements under which this option is available (primarily section 72(s) of the Tax Code). This option is only available if elected within 60 days. Distributions must begin within one year from the date of the owner’s death. Withdrawal charges continue to apply to the withdrawals taken under this option.

If the beneficiary selects option two or three above, for money invested in the Fixed Accounts, he or she will receive the guaranteed minimum interest rate applied to the Fixed Accounts under the current version of the contract, which may be lower than the guaranteed minimum interest rate applied to the Fixed Accounts in your contract. If the beneficiary fails to make an election within a reasonable time, we may automatically process the claim as if option two were elected.

If the beneficiary is not a human being, the beneficiary must elect either a lump sum or deferral for up to five years.

If your (owner's) sole beneficiary is your spouse, your surviving spouse may be able to continue the contract (along with its tax-deferred status) in his or her name as the new owner. See the section below on Spousal Continuation and Appendix D.

You may change the owner's beneficiary by sending the appropriate form in Good Order to the Administrative Office. We may limit the number of beneficiaries you can name. If the owner is a trust, custodian or other entity, the owner must name itself as the Annuitant’s sole beneficiary and the owner’s sole beneficiary.

Please consult your financial professional and tax advisor in order to identify your beneficiaries properly so that the Death Benefit, rather than the Surrender Value, is paid to the intended beneficiary, and to structure your contract so that spousal continuation can occur, if that is your intention.

Spousal Continuation

Standard Spousal Continuation
If you (as owner) die, and the Annuitant (or contingent Annuitant) is still living, the Tax Code allows your surviving spouse to continue the annuity contract, along with its tax-deferred status, only if your spouse is named as the owner's sole beneficiary. This is called standard spousal continuation. See Appendix D for more information about parties to the contract and spousal continuation.

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Enhanced Spousal Continuation
This annuity contract also provides an enhanced type of spousal continuation (Enhanced Spousal Continuation). The Enhanced Spousal Continuation under this contract is available if you (as owner) die, but only if you have structured your contract as follows:
•you are the sole owner and Annuitant;
•no contingent Annuitant is named;
•no joint owner is named;
•your surviving spouse is the owner’s sole beneficiary; and
•your surviving spouse is the Annuitant’s sole beneficiary.

Under this Enhanced Spousal Continuation, we will increase the continued contract’s Account Value to the same amount that would have been paid to your surviving spouse had he or she taken the Death Benefit as a lump sum distribution. Depending on which is the higher value (see subsection titled “Death Benefit” in section titled “Death Benefit Paid on Death of Annuitant”), the Death Benefit may be equal to the Account Value or higher than the Account Value on the Death Benefit Date. If the Death Benefit is higher than the Account Value, we will pay the difference and this added value will be invested in the Investment Options you have selected on a pro rata basis as of the Death Benefit Date. For example, if the Account Value at death was $100,000, but we would have paid out a Death Benefit of $115,000, the surviving spouse’s contract will continue with a $115,000 Account Value. The continued contract’s Account Value will never be less than the Account Value.

The surviving spouse continues the contract with its tax deferred earnings and all terms and conditions of the contract continue to apply, including the MVA, except:
•withdrawal charges no longer apply; and
•we will no longer accept additional contributions.

When the surviving spouse dies, a new Death Benefit, measured from the date of the continued contract, will be paid to the beneficiary named by the surviving spouse.

Under either type of spousal continuation:
•if the surviving spouse is under 59½, the 10% federal tax penalty for early withdrawal may apply if withdrawals are taken;
•certain Investment Options or administrative programs may not be available on the continued contract; and
•we may make changes to continued contracts that are permitted by law.

See Appendix D for more information about parties to the contract and spousal continuation.

Federal Tax Advantages of Spousal Continuation Available to Married Same-Sex Spouses
A same-sex surviving spouse is recognized as your spouse under the Tax Code and will qualify for the federal tax advantages of spousal continuation.

The survivor of a civil union or domestic partnership is not recognized as your spouse under the Tax Code and the federal tax advantages of spousal continuation are not available. The survivor of a civil union or domestic partnership may elect to continue the contract under its terms if the celebration occurred in a state that legally recognizes the relationship. The continuation of the contract by such surviving civil union or domestic partner, however, is treated as an ordinary transfer of ownership and will be a taxable event.

Death Claims

A death claim must be filed to receive either the Death Benefit on the death of the Annuitant or a distribution of the Surrender Value on the death of the owner. A death claim will be effective on the Business Day we receive due proof of death of either the owner or Annuitant. For us to pay the death claim, the beneficiary must promptly submit an original certified death certificate and Company death claim paperwork in Good Order, including his or her election.

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During the period from the date of death until we receive all required paperwork in Good Order, the Account Value will remain invested in the Investment Options you chose, will continue to reflect the investment performance of any Variable Account Options during this period and will be subject to market fluctuations. Fees and expenses will continue to apply. All automated transactions will stop when we receive notice of death.

If there are multiple beneficiaries, after one beneficiary submits death claim paperwork, we will calculate the first beneficiary’s share of the Death Benefit or Distribution on Death and make payment according to the first beneficiary’s election. Each remaining beneficiary’s share of the Death Benefit or Distribution on Death of owner will remain invested in the Variable Account Options and remain subject to market fluctuations. Any part of a death claim amount invested in Fixed Accounts will be combined and invested in our funds on deposit account earning an interest rate set at our discretion.

Maximum Retirement Date and Annuity Benefit

Your Annuity Benefit is available any time after your first Contract Anniversary up until the last Annuitant's 100th birthday. The last Annuitant’s 100th birthday is referred to as the Maximum Retirement Date. You may elect your Annuity Benefit by writing to the Administrative Office any time before the Maximum Retirement Date.

Upon the Maximum Retirement Date, you may elect to receive a lump sum of your Surrender Value, or you may elect an Annuity Benefit. The amount applied toward the purchase of an Annuity Benefit will be the Adjusted Account Value, less any pro rata annual administrative charge, and applicable state premium tax. However, the Surrender Value will be the amount applied if the Annuity Benefit you select does not have a life contingency and either (i) is a fixed period of less than five years, or (ii) the annuity can be changed to a lump sum payment without a withdrawal charge.

Once an Annuity Benefit is elected, you will no longer have an Account Value, Surrender Value, Death Benefit or other accessible cash value. When the contract value is applied toward the purchase of an Annuity Benefit, it is converted into a stream of income payments. The Annuity Benefit provides regular fixed payments, which may be made monthly, quarterly, semi-annually or annually. You cannot change or redeem the annuity once payments have begun. For any annuity, the minimum periodic payment must be at least $100.

We currently offer the following types of annuity payout options, funded through our General Account; however, we may eliminate or change these options at any time:

•life and 10-year certain annuity, which provides a fixed life income annuity with 10 years of payments guaranteed. If the Annuitant dies before the end of the 10-year period, the Annuitant's beneficiary will receive the remaining periodic payments.
•period certain annuity, which provides for fixed payments for a fixed period. The fixed periods available may vary from time to time and the fixed period selected may not extend past your 100th birthday. The payment amount is determined by the period you select. If the Annuitant dies before the end of the period selected, the Annuitant's beneficiary will receive the remaining periodic payments.
•life and period certain annuity (other than 10 years), which provides for fixed payments for at least the period selected and after that for the life of the Annuitant or the lives of the Annuitant and any joint Annuitant under a joint and survivor annuity. The fixed periods available may vary from time to time. If the Annuitant (or the Annuitant and the joint Annuitant under a joint and survivor annuity) dies before the fixed period selected ends, the remaining periodic payments in the fixed period will go to the Annuitant’s beneficiary.
•life only annuity, which provides fixed payments for the life of the Annuitant, or until the Annuitant and joint Annuitant both die under a joint and survivor annuity. Once the Annuitant (or last joint Annuitant) dies, no further payments will be made and no value remains for any beneficiaries.

If you have not already selected a form of Annuity Benefit, we will contact you prior to your Maximum Retirement Date. You can tell us at that time the type of Annuity Benefit you want. If we do not receive your election on or before your Maximum Retirement Date, you will automatically receive a life and 10-year certain Annuity Benefit option.

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You may not apply a portion of your Account Value to an Annuity Benefit.

Annuity Benefit Payments

The amount of your Annuity Benefit payments is based on the option you choose, the annuity rates applied and, in the case of a life contingent annuity option, on the Annuitant's age and gender (or the ages and genders of both annuitants, in the case of a joint annuity). Gender may not be a factor under some tax-favored retirement programs and under certain state laws where gender-neutral rates apply.

If the age or gender of an Annuitant has been misstated, you will receive benefits that would have been purchased at the correct age and gender. Any overpayments or underpayments made by us will be charged or credited with interest at the rate required by your state. If we have made overpayments because of incorrect information about age or gender, we will deduct the overpayment from the next payment or payments due. We will add underpayments to the next payment.

Timing of Payment

We normally apply your Adjusted Account Value to the purchase of an Annuity Benefit, or send you partial or total withdrawals, within seven days after receipt of the required form in Good Order at our Administrative Office. However, we can defer our action as to Account Value allocated to the Variable Account Options for any period during which:

(1)the New York Stock Exchange has been closed or trading on it is restricted;

(2)an emergency exists as determined by the SEC so that disposal of securities is not reasonably practicable or it is not reasonably practicable for the Separate Account fairly to determine the value of its net assets; or

(3)the SEC, by order, permits us to defer action in order to protect persons with interests in the Separate Account.

How You Make Requests and Give Instructions

When you write to our Administrative Office, use the address listed in the Glossary of this prospectus. We cannot honor your requests unless they are in Good Order. Whenever possible, use one of our printed forms, which may be obtained from our Administrative Office.

Abandoned or Unclaimed Property

Every state has laws that generally provide for payment to the state of unclaimed property, including proceeds of annuity contracts, under various circumstances.  This is called escheatment.  In addition to the state unclaimed property laws, we may be required to escheat property pursuant to regulatory demand, finding, agreement or settlement. To help prevent escheatment, it is important that you keep your contact information on file with us up to date, including the names, addresses, phone numbers, Social Security numbers and dates of birth for owners, annuitants, beneficiaries and other payees.  Such updates must be communicated in Good Order to our Administrative Office.

Part 6 – Optional Benefits

You may purchase one of the Riders offered with this contract, which provides optional benefits for an additional cost. The Riders may only be elected at the time of application and will replace or supplement the standard contract benefits. Charges for the optional benefit Riders are in addition to the standard contract charges. Be sure you understand the charges. Carefully consider whether you need the benefit and whether it is appropriate for your particular circumstances. Also, consider whether you can buy the benefit more cheaply as part of the variable annuity or with a separate contract.

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Guaranteed Lifetime Income Advantage Rider (GLIA)

Guaranteed Lifetime Income Advantage (GLIA), which is a guaranteed lifetime withdrawal benefit, is an optional Rider you may purchase for an additional charge. You may select the Individual GLIA Rider or the Spousal GLIA Rider. The GLIA Rider guarantees you can receive an amount equal to the Lifetime Payout Amount (LPA) each Contract Year on or after the Age 60 Contract Anniversary for the life of the Annuitant (or the lives of you and your spouse if you elect the Spousal GLIA Rider) regardless of how your investments perform, as long as the Rider is in effect. If you take Nonguaranteed Withdrawals, as explained below, your lifetime payments will decrease and the Rider may terminate. The Spousal GLIA Rider is not available in New Hampshire.

Lifetime Payout Amount (LPA)
The amount you can receive each Contract Year for the life of the Annuitant (or for as long as either you or your spouse is alive if you elect the Spousal GLIA Rider) is called the LPA. The LPA is first determined and available to you when you take your first withdrawal on or after the Age 60 Contract Anniversary.

The Age 60 Contract Anniversary is the first Contract Anniversary on or after the Annuitant reaches age 60. For the Spousal GLIA, it is the Contract Anniversary on or after the younger of you and your spouse reaches age 60.

Your LPA is always equal to your Payment Base multiplied by your Withdrawal Percentage. Your Payment Base may change but your Withdrawal Percentage is locked in at the time of your first withdrawal on or after the Age 60 Contract Anniversary and varies depending on the Annuitant’s age at that time. For the Spousal GLIA, the Withdrawal Percentage is determined by the age of the younger of you and your spouse at the time of your first withdrawal on or after the Age 60 Contract Anniversary.

Age of (Younger) Annuitant at Time of First Withdrawal	Withdrawal Percentage
60-64	4.00%
65-69	4.50%
70-74	5.00%
75-79	5.50%
80 and above	6.50%

The LPA is not cumulative. If you withdraw less than the LPA in any Contract Year, you cannot carry over or add the remaining LPA to withdrawals made in future years.

Payment Base
Your Payment Base will always be the larger of your Bonus Base and your Step-Up Base.

Your Bonus Base (until a Bonus is applied) is:
1)    the Account Value on the date you purchase the GLIA Rider; plus
2)    additional contributions; less
3)    Adjusted Nonguaranteed Withdrawals.

After a Bonus is applied (but before a subsequent Bonus), your Bonus Base is:

1)the Bonus Base immediately before the Bonus is applied; plus
2)the Bonus amount (see "Bonus" section below); plus
3)additional contributions received after the date of the Bonus; less
4)Adjusted Nonguaranteed Withdrawals taken after the date of the Bonus.
Your Step-Up Base (until a Step-Up is applied) is:
1)    the Account Value on the date you purchase the GLIA Rider; plus
2)    additional contributions; less
3)    Adjusted Nonguaranteed Withdrawals.

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On the last day of each Contract Year, we will compare your Account Value to your Step-Up Base. If your Account Value is greater than the Step-Up Base, we will increase or "step up" the Step-Up Base to equal the Account Value. The amount of the increase is your Step-Up amount.

After a Step-Up is applied (but before a subsequent Step-Up), the Step-Up Base is:

1)the Step-Up Base immediately before the Step-Up is applied; plus
2)the Step-Up amount; plus
3)additional contributions received after the date of the Step-Up; less
4)Adjusted Nonguaranteed Withdrawals taken after the date of the Step-Up.

Effect of Withdrawals

Before the Age 60 Contract Anniversary, all withdrawals, including any withdrawal charge, are Nonguaranteed Withdrawals and will reduce your Bonus Base and Step-Up Base (and therefore your Payment Base) by the Adjusted Nonguaranteed Withdrawal amount.

After the Age 60 Contract Anniversary, withdrawals do not reduce your Bonus Base or Step-Up Base, as long as your total withdrawals in any Contract Year are not more than your LPA. However, if you withdraw more than your LPA in any Contract Year, the amount that exceeds your LPA (including any withdrawal charges), is a Nonguaranteed Withdrawal.

Each time you make a Nonguaranteed Withdrawal, we will reduce your Bonus Base and Step-Up Base (and therefore your Payment Base) by the Adjusted Nonguaranteed Withdrawal amount. The Adjusted Nonguaranteed Withdrawal amount is the amount of the Nonguaranteed Withdrawal including any withdrawal charge, multiplied by the greater of:
•1.0; and
•The ratio of Payment Base to Account Value (Payment Base divided by Account Value).

For the purpose of this calculation, we use the Payment Base before the withdrawal and the Account Value reduced by any remaining LPA.

If your Payment Base is more than your Account Value when you take a Nonguaranteed Withdrawal, your Payment Base will be reduced by more than the amount of your Nonguaranteed Withdrawal. Here is an example assuming you take the withdrawal prior to your Age 60 Contract Anniversary and no withdrawal charge applies:

•Your Account Value is $75,000 and your Payment Base is $100,000
•You take a Nonguaranteed Withdrawal in the amount of $5,000
•Your Account Value will be reduced by $5,000
•Since $100,000/$75,000 is greater than 1.0, however, your Payment Base will be reduced by $6,667 ($100,000/$75,000 x $5,000)

Other Important Facts about Withdrawals:

•You will not receive the intended benefit of this Rider if you take Nonguaranteed Withdrawals. Nonguaranteed Withdrawals can have a significant negative effect on your Payment Base and LPA.
•Withdrawal charges may apply. If you withdraw more than your Free Withdrawal Amount, but the withdrawal does not exceed your LPA, we will waive any applicable withdrawal charge. If you withdraw more than the Free Withdrawal Amount and the withdrawal results in a Nonguaranteed Withdrawal, we will apply any withdrawal charge. See Part 4, section titled “Withdrawal Charge” and Part 5, section titled “Withdrawals."
•Withdrawals must be taken pro rata from your Investment Options. You cannot make a withdrawal from specific Investment Options.
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•The Bonus Base, Step-Up Base and Payment Base are not available for withdrawal or surrender. They are not payable as a Death Benefit, Distribution on Death, or an Annuity Benefit. The bases are only used to calculate your LPA and Rider charge.
•If your Account Value is greater than zero, the LPA you take from the contract is a partial withdrawal from your Account Value. LPA withdrawals will have the same effect on the Death Benefit as described in Part 5, section titled “Death Benefit Paid on Death of Annuitant,” subsection titled “Effect of Withdrawals on the Death Benefit if a Proportional Adjustment is Applied.”
•The taxable portion of your withdrawals is taxed as ordinary income. You may be subject to a 10% tax penalty if you are under 59½ at the time of the withdrawal.
•You must use our withdrawal form to request withdrawals. Contact our Administrative Office to obtain the form.
•If you request a withdrawal, we will withdraw the total amount you requested from your Account Value. The amount you receive will be net of any withdrawal charge and tax withholding.

Annual Processing Date
The Annual Processing Date is the close of business the last day of each Contract Year. If a withdrawal is taken on an Annual Processing Date, we will process the withdrawal first. We will then reduce your Account Value by the Annual Administrative Charge, if applicable. See Part 4, section titled "Annual Administrative Charge." We will also deduct any quarterly charges that may apply and be due on that day. We will then calculate and apply Bonuses and Step-Ups, if any. If the Annual Processing Date is not a Business Day, the Account Value for the purpose of the Step-Up is determined on the next Business Day after the Annual Processing Date.

Bonus
The Bonus amount is equal to your Bonus Percentage multiplied by the sum of all contributions less the sum of all withdrawals, including any withdrawal charges. Your Bonus Percentage is determined by the Annuitant’s age (or the age of the younger of you and your spouse if you elect the Spousal GLIA Rider) at the time each Bonus is calculated.

Age of (Younger) Annuitant at Time of Bonus Calculation	Bonus Percentage
64 or below	4.00%
65-69	4.50%
70-74	5.00%
75-79	5.50%
80 and above	6.50%

If you do not take any withdrawals in a Contract Year, we will apply the Bonus on the Annual Processing Date. If you take a withdrawal during the Contract Year, we will not apply the Bonus. The Bonus is available during the first 10 Contract Years.

GLIA Charge
We deduct a charge equal to an annual effective rate of 0.90% for the Individual GLIA Rider or an annual effective rate of 1.15% for the Spousal GLIA Rider. The 0.90% (or 1.15%) charge is multiplied by the Payment Base as of the last day of each calendar quarter, divided by 4. The Rider charge is assessed in arrears. We will deduct the charge from your Investment Options in the same proportion that the value of each of the Options bears to the Account Value (pro rata). This charge decreases your Account Value dollar-for-dollar, but does not decrease your Payment Base. We do not deduct the Rider charge during the Guaranteed Payment Phase.

If the GLIA Rider terminates on any day other than the first day of the quarter, we will deduct a proportional share of the charge for the part of the quarter the Rider was in effect. Proportional share means the charge will be reduced by a percentage resulting from the number of days since the end of the previous calendar quarter, divided by the number of days in the current calendar quarter.

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We may increase the annual charge for the Individual GLIA Rider up to a maximum charge of 1.20%, and the annual charge for the Spousal GLIA Rider up to a maximum of 1.60%. If we do increase the charge, we will give you prior written notice of the increase and an opportunity to reject the increase. If you do not reject the increase in writing, the annual charge for your GLIA Rider will increase and you will continue to receive Step-Ups under the terms of the Rider.

If you reject the increase by giving us written notice, your charge will remain the same, but you will not receive any Step-Ups after the effective date of the increase. Your decision to reject an increase is permanent and once an increase is rejected, you will no longer be eligible to receive notice of or accept additional charge increases and will not receive additional Step-Ups.

GLIA Investment Strategies
If you elect to purchase the GLIA Rider, you must invest 100% of your Account Value at all times in only one of the three GLIA Investment Strategies described below. (Note that the Investment Options available in the GLIA Investment Strategies are also available without the Rider.) All Investment Options available with the GLIA Rider are Variable Account Options; no Fixed Accounts are available with the GLIA Rider.

The GLIA Investment Strategies are intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments under the GLIA Rider. The GLIA Investment Strategies are designed to lower the volatility of returns from your Investment Options. Investment Options available without limitations (if the GLIA Rider is not selected) may offer the potential for higher returns. Before you select the GLIA Rider, you and your financial representative should carefully consider whether the investment strategies available with the Rider meet your investment objectives and risk tolerance.

GLIA Investment Strategy 1 (Lifecycle) – You may select one or more of the Portfolios below, as long as your allocations add up to 100%.

Fidelity VIP Freedom 2010 Portfolio (available only in contracts purchased before May 1, 2013)	Fidelity VIP Freedom 2015 Portfolio	Fidelity VIP Freedom 2020 Portfolio	Fidelity VIP Freedom 2025 Portfolio

GLIA Investment Strategy 2 (Managed Risk) – You may select one or more of the Portfolios below, as long as your allocations add up to 100%.

American Funds I.S. Managed Risk Asset Allocation	Fidelity VIP Target Volatility Portfolio	TOPS Managed Risk Moderate Growth ETF Portfolio

GLIA Investment Strategy 3 (Self Style) – You may select one or more of the Investment Options in two or more columns, as long as your allocations add up to 100% and are within the minimum and maximum allocation percentages indicated for each column.

Minimum Allocation 30% Maximum Allocation 60%	Minimum Allocation 40% Maximum Allocation 70%	Maximum Allocation 20%	Maximum Allocation 10%
Fixed Income	Core Equity	Non Core Equity	Alternative
American Funds I.S. The Bond Fund of America	American Funds I.S. Capital Income Builder	American Funds I.S. Growth	Guggenheim VT Global Managed Futures Strategy**
BlackRock Total Return V.I.	American Funds I.S. Growth-Income	Columbia Variable Portfolio – Select Mid Cap Value	Guggenheim VT Long Short Equity**
Fidelity VIP Bond Index	American Funds I.S. Managed Risk Asset Allocation	Columbia Variable Portfolio – Small Cap Value	Guggenheim VT Multi-Hedge Strategies***
Fidelity VIP Investment Grade Bond	BlackRock Capital Appreciation V.I.	DWS Small Cap Index VIP	Morgan Stanley VIF U.S. Real Estate
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Minimum Allocation 30% Maximum Allocation 60%	Minimum Allocation 40% Maximum Allocation 70%	Maximum Allocation 20%	Maximum Allocation 10%
PIMCO VIT Total Return	BlackRock Global Allocation V.I.	Fidelity VIP Disciplined Small Cap	PIMCO VIT All Asset
Touchstone VST Bond	Fidelity VIP Asset Manager	Fidelity VIP Extended Market Index	PIMCO VIT Commodity RealReturn Strategy
	Fidelity VIP Balanced	Fidelity VIP Mid Cap	PIMCO VIT International Bond
	Fidelity VIP Contrafund	FT Franklin Small Cap Value VIP	PIMCO VIT Long-Term U.S. Government
	Fidelity VIP Equity-Income	Invesco V.I. American Franchise	High Yield
	Fidelity VIP Growth	Invesco V.I. Discovery Mid Cap Growth	BlackRock High Yield V.I.
	Fidelity VIP Index 500	International	Fidelity VIP High Income
	Fidelity VIP Target Volatility	American Funds I.S. Global Growth	FT Franklin Income VIP
	Fidelity VIP Total Market Index	American Funds I.S. New World	Short Duration
	FT Franklin Growth and Income VIP	Fidelity VIP International Index	Fidelity VIP Government Money Market
	FT Franklin Large Cap Growth VIP	Fidelity VIP Overseas	PIMCO VIT Low Duration
	FT Franklin Mutual Shares VIP	FT Templeton Foreign VIP	PIMCO VIT Real Return
	Invesco V.I. American Value	FT Templeton Global Bond VIP
	Invesco V.I. Comstock	FT Templeton Growth VIP
	TOPS Managed Risk Moderate Growth ETF* Portfolio	Invesco V.I. International Growth
	Touchstone VST Balanced	Morgan Stanley VIF Emerging Markets Debt
	Touchstone VST Common Stock	Morgan Stanley VIF Emerging Markets Equity

*	A series of Northern Lights Variable Trust
**	Available only in contracts purchased before April 24, 2015
***	Available only in contracts purchased before May 1, 2012

Additional GLIA Investment Strategies for Previously Purchased Contracts

GLIA Investment Strategy (Modern Markets) – Available if you purchased your contract before May 1, 2012. You may allocate your investment as indicated below and cannot change the allocation between the Investment Options in this strategy, as it is a fixed allocation.

Touchstone VST Balanced Fund	Guggenheim VT Multi-Hedge Strategies Fund
90%	10%

GLIA Investment Strategy (Life Style) – Available if you purchased your contract before December 13, 2013. You may allocate 100% of your investment to the Touchstone VST Balanced Fund.

For more information regarding these Investment Options, including information relating to their investment objectives and policies, and the risks of investing, see Part 3 of this prospectus, as well as the underlying Portfolio
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prospectuses. You can obtain a copy of the Portfolio prospectuses by contacting the Administrative Office. You should read the Portfolio prospectuses carefully before investing.
Subject to required approvals by federal and state authorities, we reserve the right to add, close, eliminate or substitute the GLIA Investment Strategies, the Investment Options or the underlying Portfolios at any time.

Transfer and Allocation Restrictions
The following limitations apply to your allocations and transfers within or among the GLIA Investment Strategies.
•Only one investment allocation may be in place at any time. This allocation applies to all current and future contributions and automatic rebalancing.
•Transfers may only be accomplished by making an allocation change.
•You can change your allocation among the Investment Options within a GLIA Investment Strategy or you can move 100% of your investment from one GLIA Investment Strategy to another GLIA Investment Strategy.
•Your first allocation change is allowed 90 days after the Contract Date. Each allocation change starts a 90-day waiting period before you can make another.
•We will automatically rebalance your Investment Options each contract quarter. The reallocation resulting from automatic rebalancing does not trigger a 90-day waiting period.

Contribution Limits
•Your initial contribution must be at least $25,000 but not more than $1,000,000 if you are 75 or younger ($500,000 if you are 76 or older), without our prior approval. We may issue the contract for less than this initial contribution if we receive an application that indicates the total amount of a transfer or rollover from multiple sources will reach the required initial contribution amount. We may also issue the contract for up to 10% less than the required initial contribution indicated above.
•Each additional contribution must be at least $1,000.
•You cannot make additional contributions after the older Annuitant's 81st birthday or during the Guaranteed Payment Phase.
•Your total contributions cannot be more than $1 million if you are 75 or younger ($500,000 if you are 76 or older), without our prior approval.

We reserve the right to refuse to accept additional contributions (on a nondiscriminatory basis) at any time to the extent permitted by law.

Withdrawal Protection for Required Minimum Distributions
If you have a tax-qualified annuity contract (such as an IRA), you may need to withdraw money from this annuity contract in order to satisfy IRS required minimum distributions (RMDs) after you turn the qualified age under the Tax Code and applicable IRS regulations (for an owner that reached age 70½ on or before December 31, 2019, age 70½, and for an owner that reaches age 70½ on or after January 1, 2020, age 72).

We will calculate the RMDs with respect to this annuity contract based on the prior calendar year-end fair market value of this annuity contract only. We do not take into account your other assets or distributions in making this calculation.

Beginning in the second Contract Year, you may take the greater of your LPA or your RMD from your GLIA Rider without causing a Nonguaranteed Withdrawal. The RMD protected from being a Nonguaranteed Withdrawal is limited to the amount for this contract only. In addition, timing of the withdrawals may be restricted. We will notify you during the year of the amount you may take each Contract Year (Maximum Amount), and when you may take the Maximum Amount so you can satisfy your RMD obligations without inadvertently taking a Nonguaranteed Withdrawal. If you take withdrawals that exceed your Maximum Amount or if you do not honor the timing restrictions, any withdrawals greater than LPA will be treated as Nonguaranteed Withdrawals. See "Effect of Withdrawals" section above.

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Unless an exemption is otherwise available under applicable law, you must take your first annual RMD in the calendar year you turn the qualified age under IRS regulations. We reserve the right to make any changes we deem necessary to comply with the tax laws. You should discuss these matters with your tax advisor prior to electing the GLIA Rider.

Guaranteed Payment Phase
The Guaranteed Payment Phase begins on the date the Account Value decreases to zero, but the Payment Base is more than zero. During this phase, you will receive automatic payments each Contract Year equal to the LPA on the date of the first payment.

Once the Guaranteed Payment Phase begins, all other rights, benefits, values and charges under the contract, the GLIA Rider and any other Riders, will terminate, except those described in this section and in the "Cancellation and Termination of Rider" section below. We will send you a written notice when the annuity contract enters the Guaranteed Payment Phase.

The payments will continue for the life of the Annuitant (or as long as either you or your spouse is alive if you elect the Spousal GLIA Rider). The Guaranteed Payment Phase will end if the Rider terminates. See "Cancellation and Termination of Rider" section below.

If you reach your Maximum Retirement Date, the Rider will enter the Guaranteed Payment Phase if you elect the applicable LPA Annuity Option. If you do not elect the LPA Annuity Option, you will automatically receive a life and 10-year certain Annuity Benefit option under your Contract. The LPA Annuity Option will continue to pay the LPA for as long as the Annuitant is alive (or as long as either you or your spouse is alive if the Spousal GLIA Rider is elected.) If you elect the applicable LPA Annuity Option, or one applies because you failed to make a different election, any remaining Account Value is forfeited.

Contract Structure
While this Rider is in effect:
1.You must be the owner and primary Annuitant, unless the owner is an entity. (Entity owners allowed on the Individual Rider only).
2.Joint owners are not allowed.
3.Contingent Annuitants have no effect.

If the Spousal GLIA Rider is elected, in addition to numbers 1-3 above:
4.Entity owners are not allowed.
5.You must name your spouse as the Spousal Annuitant.
6.You must name your spouse as the owner's sole beneficiary and the Annuitant's sole beneficiary.

Removal of Spousal Annuitant
You may remove a Spousal Annuitant as a party, but you cannot add or change a Spousal Annuitant.
The Spousal Annuitant is automatically removed upon a divorce or other legal termination of your marriage or death of your spouse. Once the Spousal Annuitant is removed, lifetime withdrawals under the Spousal GLIA Rider are no longer guaranteed for the lives of both you and your spouse. You must provide us with notice of the divorce or termination of marriage or death of your spouse. If a spouse is removed, you can name new owner's beneficiaries and Annuitant's beneficiaries.

•If the Spousal Annuitant is removed, the Rider charge will not be reduced.
•If the Spousal Annuitant is removed before the LPA has been established, the LPA will be based on the Annuitant’s age at the time of your first withdrawal on or after your Age 60 Contract Anniversary and any Bonus calculations that occur after your spouse is removed will be calculated using the Annuitant’s age.
•If the Spousal Annuitant is removed after the LPA has been established, the LPA will not be recalculated and any Bonus will be calculated using the age of the younger of either you or your (now removed) spouse.

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Cancellation and Termination of Rider
You may cancel the Rider after it has been in effect for five Contract Years. After the fifth Contract Year, you will have a 45-day window following each Contract Anniversary to cancel your Rider.

This Rider will terminate automatically on the earliest of the following dates:
1.The date the Annuitant dies (or survivor of you and your spouse dies if you elect the Spousal GLIA Rider);
2.The date the Payment Base equals zero;
3.The date a Nonguaranteed Withdrawal reduces the Account Value to zero;
4.The date before the Age 60 Contract Anniversary that the Account Value equals zero;
5.The date that you transfer ownership of the contract;
6.The date you assign the contract or any benefits under the contract or Rider;
7.The date a Death Benefit is elected under the contract;
8.On the Maximum Retirement Date, if you elect other than the LPA Annuity Benefit;
9.The date you elect an Annuity Benefit under the contract;
10.The date you cancel this Rider;
11.The date the contract ends.

Once cancelled or terminated, this Rider may not be reinstated.

Additional Restrictions
The following additional restrictions apply to your annuity contract if you elect the GLIA Rider:

•The Annuitant (or the older of you and your spouse if you elect the Spousal GLIA Rider) must be between 50 and 80 years old on the date you elect the Rider.
•The Guaranteed Rate Options and Systematic Transfer Option are not available.
•Systematic Transfer Program is not available.
•Dollar Cost Averaging is not available.
•Income Plus Withdrawal Program is not available.
•Choices Plus Required Minimum Distribution Program is not available.
•Systematic Contribution Program is not available.
•Customized Asset Rebalancing Program is not available.
•The GLIA Plus is not available.

Should You Purchase the GLIA Rider?
The addition of the GLIA Rider to your annuity contract may not always be in your best interest. For example:

1.if you are purchasing the GLIA Rider to meet income needs, you should consider whether an immediate annuity is better suited to your situation;
2.if you are primarily seeking long-term asset growth and do not plan to take withdrawals until more than ten years after you purchase the Rider, the benefit of the GLIA Rider may not justify its cost;
3.if you do not expect to take withdrawals while this Rider is in effect, you do not need the GLIA Rider because the benefit is accessed through withdrawals;
4.if you are likely to need to take withdrawals prior to the LPA being available or in an amount that is greater than the LPA, you should carefully evaluate whether the GLIA Rider is appropriate, due to the negative effect of Nonguaranteed Withdrawals on your Rider values; or
5.if you and your spouse are more than 10 years apart in age, the Spousal GLIA Rider is probably not suitable for you.

Benefits paid may not exceed the charges associated with the Rider depending on how long the covered person lives.

You should consult with your tax advisor and financial representative and carefully consider your alternatives before deciding if the GLIA Rider is suitable for your needs.

We may discontinue offering the GLIA Rider at any time, but this will not affect your GLIA Rider once it is issued.

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Examples
Please see Appendix E-1 for hypothetical examples that illustrate how the GLIA Rider works.

Guaranteed Lifetime Income Advantage Plus (GLIA Plus) Rider

Guaranteed Lifetime Income Advantage Plus (GLIA Plus), which is a guaranteed lifetime withdrawal benefit, is an optional Rider you may purchase for an additional charge. You may select the Individual GLIA Plus Rider or the Spousal GLIA Plus Rider. The GLIA Plus Rider guarantees you can receive an amount equal to the Lifetime Payout Amount (LPA) each Contract Year on or after the LPA Eligibility Date for the life of the Annuitant (or the lives of you and your spouse if you elect the Spousal GLIA Plus Rider) regardless of how your investments perform, as long as the Rider is in effect. If you take Nonguaranteed Withdrawals, as explained below, your lifetime payments will decrease and the Rider may terminate.

Lifetime Payout Amount (LPA)
The amount you can receive each Contract Year for the life of the Annuitant (or for as long as either you or your spouse is alive if you elect the Spousal GLIA Plus Rider) is called the LPA. The LPA is first determined and available to you when you take your first withdrawal on or after the LPA Eligibility Date.

The LPA Eligibility Date is the first Contract Anniversary on or after the Annuitant reaches age 60. For the Spousal GLIA Plus, it is the Contract Anniversary on or after the younger of you and your spouse reaches age 60.

Under the Individual GLIA Plus Rider, your LPA is always equal to your Benefit Base multiplied by your Withdrawal Percentage, defined below.

Under the Spousal GLIA Plus Rider, your LPA is always equal to your Benefit Base multiplied by your Withdrawal Percentage multiplied by 90%. The LPA under the Spousal GLIA Plus is 90% of the LPA under the Individual GLIA Plus. The 90% multiplier is called the Spousal Factor.

The Withdrawal Percentage is the percentage of the Benefit Base we use to calculate your LPA. The Withdrawal Percentage is determined by the Annuitant’s Age Band (younger of the Annuitant and spouse if Spousal Rider is elected) at the time of your first withdrawal on or after the LPA Eligibility Date. Except as explained below in the “Step-Up Base” section, your Withdrawal Percentage is locked in at the time of your first withdrawal on or after the LPA Eligibility Date and varies depending on your age at that time.

(Younger) Annuitant’s Age Band at the Time of First Withdrawal	Withdrawal Percentage
60-64	4.00%
65-69	4.50%
70-74	5.00%
75-79	5.50%
80 and above	6.25%

The LPA is not cumulative. If you withdraw less than the LPA in any Contract Year, you cannot carry over or add the remaining LPA to withdrawals made in future years.

Benefit Base
Your Benefit Base will always be the larger of your Roll-Up Base and your Step-Up Base.

On the Contract Date, your Roll-Up Base is equal to your Account Value. Your Roll-Up Base will be adjusted as follows:

1.If you make an additional contribution, your Roll-Up Base will increase immediately by the amount of the contribution.
2.If you take a Nonguaranteed Withdrawal, your Roll-Up Base will decrease immediately by the Adjusted Nonguaranteed Withdrawal amount, defined below.
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3.On each Annual Processing Date for the first 10 Contract Years, your Roll-Up Base will increase if you have taken no withdrawals during that Contract Year. Your Roll-Up Base will increase by an amount equal to seven percent (7%) multiplied by the sum of all contributions, less the sum of all withdrawals, including withdrawal charges. The amount of the increase is the Roll-Up amount.

On the Contract Date, your Step-Up Base is equal to your Account Value. Your Step-Up Base will be adjusted as follows:

1.If you make an additional contribution, your Step-Up Base will increase immediately by the amount of the contribution.
2.If you take a Nonguaranteed Withdrawal, your Step-Up Base will decrease immediately by the Adjusted Nonguaranteed Withdrawal amount.
3.On the Annual Processing Date, we will compare your Account Value to your Step-Up Base. If your Account Value is greater than your Step-Up Base, we will increase or “step up” your Step-Up Base to equal the Account Value. The amount of the increase is the Step-Up amount.

If you receive a Step-Up after you take an LPA withdrawal, we will increase your Withdrawal Percentage if you meet the following conditions.
•The Step-Up results in an increase to your Benefit Base; and
•The younger Annuitant’s Age Band corresponds to a higher Withdrawal Percentage. (If the younger Annuitant’s Age is in the same Age Band, your Withdrawal Percentage will remain the same.)

Effect of Withdrawals

Before the LPA Eligibility Date, all withdrawals, including any withdrawal charges, are Nonguaranteed Withdrawals and will reduce your Roll-Up Base and Step-Up Base (and therefore your Benefit Base) by the Adjusted Nonguaranteed Withdrawal amount.

After the LPA Eligibility Date, withdrawals do not reduce your Roll-Up Base or Step-Up Base, as long as your total withdrawals in any Contract Year are not more than your LPA. However, if you withdraw more than your LPA in any Contract Year, the amount that exceeds your LPA, including any withdrawal charges, is a Nonguaranteed Withdrawal.

Each time you make a Nonguaranteed Withdrawal, we will reduce your Roll-Up Base and Step-Up Base (and therefore your Benefit Base) by the Adjusted Nonguaranteed Withdrawal amount. The Adjusted Nonguaranteed Withdrawal amount is the amount of the Nonguaranteed Withdrawal, including any withdrawal charges, multiplied by the greater of:
•1.0; and
•the ratio of Benefit Base to Account Value (Benefit Base divided by Account Value).

For the purpose of this calculation, we use the Benefit Base before the withdrawal and the Account Value reduced by any remaining LPA.

If your Benefit Base is more than your Account Value when you take a Nonguaranteed Withdrawal, your Benefit Base will be reduced by more than the amount of your Nonguaranteed Withdrawal. Here is an example of the effect of a Nonguaranteed Withdrawal based on the following assumptions:

•Individual Rider is in effect.
•One withdrawal of $8,500 is taken during the Contract Year.
•The withdrawal is taken after LPA Eligibility Date.
•No withdrawal charge applies.
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Before Nonguaranteed Withdrawal	After Nonguaranteed Withdrawal
Account Value = $ 85,500 Step-Up Base = $102,000 Roll-Up Base = $110,000 Benefit Base = $110,000 LPA = $ 5,500	Account Value = $ 77,000 Step-Up Base = $ 97,875 Roll-Up Base = $105,875 Benefit Base = $105,875 LPA = $ 5,294
The Nonguaranteed Withdrawal amount is $3,000:
$3,000 = Total withdrawal of $8,500 minus the LPA of $5,500.

The Adjusted Nonguaranteed Withdrawal is $4,125.
$4,125 = $3,000 (Nonguaranteed Withdrawal) x the greater of 1.0 and ($110,000 (Benefit Base immediately before the withdrawal) / $80,000 (Account Value reduced by the LPA) = 1.375)

In this example, the Benefit Base is reduced by 37.5% more than the Nonguaranteed Withdrawal.

Other Important Facts about Withdrawals:

•You will not receive the intended benefit of this Rider if you take Nonguaranteed Withdrawals. Nonguaranteed Withdrawals can have a significant negative effect on your Benefit Base and LPA.
•Withdrawal charges may apply. If you withdraw more than your Free Withdrawal Amount but the withdrawal does not exceed your LPA, we will waive any withdrawal charge. If you withdraw more than the Free Withdrawal Amount and the withdrawal results in a Nonguaranteed Withdrawal, we will apply any withdrawal charge. See Part 4, section titled “Withdrawal Charge” and Part 5, section titled “Withdrawals."
•Withdrawals must be taken pro rata from your Investment Options. You cannot make a withdrawal from specific Investment Options.
•The Roll-Up Base, Step-Up Base and Benefit Base are not available for withdrawal or surrender. They are not payable as a Death Benefit, Distribution on Death, or an Annuity Benefit. The bases are only used to calculate your LPA and Rider charge.
•If your Account Value is greater than zero, the LPA you take from the contract is a partial withdrawal from your Account Value. LPA withdrawals will have the same effect on the Death Benefit as described in Part 5, section titled “Death Benefit Paid on Death of Annuitant,” subsection titled “Effect of Withdrawals on the Death Benefit if a Proportional Adjustment is Applied.”
•The taxable portion of your withdrawals is taxed as ordinary income. You may be subject to a 10% tax penalty if you are under 59½ at the time of the withdrawal.
•You must use our withdrawal form to request withdrawals. Contact our Administrative Office to obtain the form.
•If you request a withdrawal, we will withdraw the total amount you requested from your Account Value. The amount you receive will be net of any withdrawal charge and tax withholding.

Annual Processing Date
The Annual Processing Date is the close of business the last day of each Contract Year. If a withdrawal is taken on an Annual Processing Date, we will process the withdrawal first. We will then reduce your Account Value by the Annual Administrative Charge, if applicable. See Part 4, section titled "Annual Administrative Charge." We will also deduct any quarterly charges that may apply and be due on that day. We will then calculate and apply Roll-Ups and Step-Ups, if any. If the Annual Processing Date is not a Business Day, the Account Value for the purpose of the Step-Up is determined on the next Business Day after the Annual Processing Date.

GLIA Plus Charge
We deduct a charge for an Individual or Spousal GLIA Plus Rider equal to an annual effective rate of 1.35% multiplied by the Benefit Base as of the last day of each calendar quarter, divided by 4. The Rider charge is assessed in arrears. We will deduct the charge from your Investment Options in the same proportion that each Option bears to the Account Value (pro rata). This charge decreases your Account Value dollar-for-dollar, but does not decrease your Benefit Base. We do not deduct the Rider charge during the Guaranteed Payment Phase.

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If the GLIA Plus Rider terminates on any day other than the first day of the quarter, we will deduct a proportional share of the charge for the part of the quarter the Rider was in effect. Proportional share means the charge will be reduced by a percentage resulting from the number of days since the end of the previous calendar quarter, divided by the number of days in the current calendar quarter.

We may increase the annual charge for the Individual and Spousal GLIA Plus Riders up to a maximum charge of 2.00%. This is the highest total charge we may assess for the Individual or Spousal GLIA Plus Rider, regardless of the number of increases.

If we do increase the charge, we will give you prior written notice of the increase and an opportunity to reject the increase or cancel the Rider. If you do not reject the increase in writing, the annual charge for your GLIA Plus Rider will increase and cannot be reversed.

If you reject the increase by giving us written notice, your charge will remain the same, but your Withdrawal Percentage will be reduced by the amount specified by us. The Withdrawal Percentage will not be reduced by more than a maximum of 1%, regardless of the number of increases.

Your decision to reject an increase is irrevocable and any future increases will not apply to you. If you reject the increase and continue the Rider with the lower Withdrawal Percentage, the LPA will change to reflect the lower Withdrawal Percentage on the next Contract Anniversary.

GLIA Plus Investment Strategies
If you elect to purchase the GLIA Plus Rider, you must allocate 100% of your Account Value at all times in only one of the three GLIA Plus Investment Strategies described below. (Note that the Investment Options available in the GLIA Plus Investment Strategies are also available without the Rider.) All Investment Options available with the GLIA Plus Rider are Variable Account Options. No Fixed Accounts are available with the GLIA Plus Rider.7

The GLIA Plus Investment Strategies are intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments under the GLIA Plus Rider. The GLIA Plus Investment Strategies are designed to lower the volatility of returns from your Variable Account Options. Investment Options available without limitations (if the GLIA Plus Rider is not selected) may offer the potential for higher returns. Before you select the GLIA Plus Rider, you and your financial representative should carefully consider whether the investment strategies available with the Rider meet your investment objectives and risk tolerance.
_____________________________________
7 The Systematic Transfer Option (STO) is available with the GLIA Plus Rider in all states except New York.

GLIA Plus Investment Strategy 1 (Lifecycle) – You may select one or more of the Portfolios below, as long as your allocations add up to 100%.

Fidelity VIP Freedom 2015 Portfolio	Fidelity VIP Freedom 2020 Portfolio	Fidelity VIP Freedom 2025 Portfolio

GLIA Plus Investment Strategy 2 (Managed Risk) – You may select one or more of the Portfolios below, as long as your allocations add up to 100%.

American Funds I.S. Managed Risk Asset Allocation	Fidelity VIP Target Volatility Portfolio	TOPS Managed Risk Moderate Growth ETF Portfolio

GLIA Plus Investment Strategy 3 (Self Style) – You may select one or more of the Investment Options in two or more columns, as long as your allocations add up to 100% and are within the minimum and maximum allocation percentages indicated for each column.
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Minimum Allocation 30% Maximum Allocation 60%	Minimum Allocation 40% Maximum Allocation 70%	Maximum Allocation 20%	Maximum Allocation 10%
Fixed Income	Core Equity	Non Core Equity	Alternative
American Funds I.S. The Bond Fund of America	American Funds I.S. Capital Income Builder	American Funds I.S. Growth	Guggenheim VT Global Managed Futures Strategy**
BlackRock Total Return V.I.	American Funds I.S. Growth-Income	Columbia Variable Portfolio – Select Mid Cap Value	Guggenheim VT Long Short Equity**
Fidelity VIP Bond Index	American Funds I.S. Managed Risk Asset Allocation	Columbia Variable Portfolio – Small Cap Value	Morgan Stanley VIF U.S. Real Estate
Fidelity VIP Investment Grade Bond	BlackRock Capital Appreciation V.I.	DWS Small Cap Index VIP	PIMCO VIT All Asset
PIMCO VIT Total Return	BlackRock Global Allocation V.I.	Fidelity VIP Disciplined Small Cap	PIMCO VIT Commodity RealReturn Strategy
Touchstone VST Bond	Fidelity VIP Asset Manager	Fidelity VIP Extended Market Index	PIMCO VIT International Bond
	Fidelity VIP Balanced	Fidelity VIP Mid Cap	PIMCO VIT Long-Term U.S. Government
	Fidelity VIP Contrafund	FT Franklin Small Cap Value VIP	High Yield
	Fidelity VIP Equity-Income	Invesco V.I. American Franchise	BlackRock High Yield V.I.
	Fidelity VIP Growth	Invesco V.I. Discovery Mid Cap Growth	Fidelity VIP High Income
	Fidelity VIP Index 500	International	FT Franklin Income VIP
	Fidelity VIP Target Volatility	American Funds I.S. Global Growth	Short Duration
	Fidelity VIP Total Market Index	American Funds I.S. New World	Fidelity VIP Government Money Market
	FT Franklin Growth and Income VIP	Fidelity VIP International Index	PIMCO VIT Low Duration
	FT Franklin Large Cap Growth VIP	Fidelity VIP Overseas	PIMCO VIT Real Return
	FT Franklin Mutual Shares VIP	FT Templeton Foreign VIP
	Invesco V.I. American Value	FT Templeton Global Bond VIP
	Invesco V.I. Comstock	FT Templeton Growth VIP
	TOPS Managed Risk Moderate Growth ETF* Portfolio	Invesco V.I. International Growth
	Touchstone VST Balanced	Morgan Stanley VIF Emerging Markets Debt
	Touchstone VST Common Stock	Morgan Stanley VIF Emerging Markets Equity

*	A series of Northern Lights Variable Trust
**	Available only in contracts purchased before April 24, 2015

For more information regarding these Investment Options, including information relating to their investment objectives and policies, and the risks of investing, see Part 3 of this prospectus, as well as the underlying Portfolio prospectuses. You can obtain a copy of the Portfolio prospectuses by contacting the Administrative Office. You should read the Portfolio prospectuses carefully before investing.
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Subject to required approvals by federal and state authorities, we reserve the right to add, close, eliminate or substitute the GLIA Plus Investment Strategies, the Investment Options or the underlying Portfolios at any time.

Transfer and Allocation Restrictions
The following limitations apply to your allocations and transfers within or among the GLIA Plus Investment Strategies.
•Only one investment allocation may be in place at any time. This allocation applies to all current and future contributions and automatic rebalancing.
•Transfers may only be accomplished by making an allocation change.
•You can change your allocation among the Investment Options within a GLIA Plus Investment Strategy or you can move 100% of your investment from one GLIA Plus Investment Strategy to another GLIA Plus Investment Strategy.
•Your first allocation change is allowed 90 days after the Contract Date. Each allocation change starts a 90-day waiting period before you can make another.
•We will automatically rebalance your Investment Options each contract quarter. The reallocation resulting from automatic rebalancing does not trigger a 90-day waiting period.

Contribution Limits
•Your initial contribution must be at least $25,000 but not more than $1,000,000 if you are 75 or younger ($500,000 if you are 76 or older), without our prior approval. We may issue the contract for less than this initial contribution if we receive an application that indicates the total amount of a transfer or rollover from multiple sources will reach the required initial contribution amount. We may also issue the contract for up to 10% less than the required initial contribution indicated above.
•Each additional contribution must be at least $1,000.
•You cannot make additional contributions after the older Annuitant's 81st birthday or during the Guaranteed Payment Phase.
•Your total contributions cannot be more than $1 million if you are 75 or younger ($500,000 if you are 76 or older), without our prior approval.

We may refuse to accept additional contributions (on a nondiscriminatory basis) at any time to the extent permitted by law.

Withdrawal Protection for Required Minimum Distributions
If you have a tax-qualified annuity contract (such as an IRA), you may need to withdraw money from this annuity contract in order to satisfy IRS required minimum distributions (RMDs) after you turn the qualified age under IRS regulations.

We will calculate the RMDs with respect to this annuity contract based on the prior calendar year-end fair market value of this annuity contract only. We do not take into account your other assets or distributions in making this calculation.

Beginning in the second Contract Year, you may take the greater of your LPA or your RMD from your GLIA Plus Rider without causing a Nonguaranteed Withdrawal. The RMD protected from being a Nonguaranteed Withdrawal is limited to the amount for this contract only. In addition, timing of the withdrawals may be restricted. We will notify you during the year of the amount you may take each Contract Year (Maximum Amount), and when you may take the Maximum Amount so you can satisfy your RMD obligations without inadvertently taking a Nonguaranteed Withdrawal. If you take withdrawals that exceed your Maximum Amount or if you do not honor the timing restrictions, any withdrawals greater than LPA will be treated as Nonguaranteed Withdrawals. See "Effect of Withdrawals" section above.

Unless an exemption is otherwise available under applicable law, you must take your first annual RMD in the calendar year you turn the qualified age under IRS regulations. We reserve the right to make any changes we deem necessary to comply with the tax laws. You should discuss these matters with your tax advisor prior to electing the GLIA Plus Rider.
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Guaranteed Payment Phase
The Guaranteed Payment Phase begins on the date the Account Value decreases to zero, but the Benefit Base is more than zero. During this phase, you will receive automatic payments each Contract Year equal to the LPA on the date of the first payment when Guaranteed Payment Phase payments began.

Once the Guaranteed Payment Phase begins, all other rights, benefits, values and charges under the contract, the GLIA Plus Rider and any other Riders, will terminate, except those described in this section and in the "Cancellation and Termination of Rider" section below. We will send you a written notice when the annuity contract enters the Guaranteed Payment Phase.

The payments will continue for the life of the Annuitant (or as long as either you or your spouse is alive if you elect the Spousal GLIA Plus Rider). The Guaranteed Payment Phase will end if the Rider terminates. See "Cancellation and Termination of Rider" section below.

If you reach your Maximum Retirement Date, the Rider will enter the Guaranteed Payment Phase unless you elect another annuity payout option. The LPA Annuity Option will continue to pay the LPA for as long as the Annuitant is alive (or or as long as either you or your spouse is alive if the Spousal GLIA Plus Rider is elected.) If you elect the applicable LPA Annuity Option, or one applies because you failed to make a different election, any remaining Account Value is forfeited.

Contract Structure
While this Rider is in effect:
1.You must be the owner and primary Annuitant, unless the owner is an entity. (Entity owners allowed on the Individual Rider only.)
2.Joint owners are not allowed.
3.Contingent Annuitants are not allowed.

If the Spousal GLIA Plus Rider is elected, in addition to numbers 1-3 above:
4.Entity owners are not allowed.
5.You must name your spouse as the Spousal Annuitant.
6.You must name your spouse as the owner's sole beneficiary and the Annuitant's sole beneficiary.

Removal of Spousal Annuitant
You may remove a Spousal Annuitant as a party, but you cannot add or change a Spousal Annuitant.
The Spousal Annuitant is automatically removed upon a divorce or other legal termination of your marriage or death of your spouse. Once the Spousal Annuitant is removed, lifetime withdrawals under the Spousal GLIA Plus Rider are no longer guaranteed for the lives of both you and your spouse. You must provide us with notice of the divorce or termination of marriage or the death of your spouse. If a spouse is removed, you can name new owner's beneficiaries and Annuitant's beneficiaries.

If the Spousal Annuitant is removed:
•the 90% Spousal Factor will continue to apply to the LPA calculation.
•the Withdrawal Percentage will continue to be based on the younger of you and your (now removed) spouse.
•the LPA Eligibility Date will not change.
•LPA is no longer guaranteed for the lives of both you and your spouse, but only for the life of the Annuitant.

Cancellation and Termination of Rider
You may cancel the Rider after it has been in effect for five Contract Years. After the fifth Contract Year, you will have a 45-day window following each Contract Anniversary to cancel your Rider.

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This Rider will terminate automatically on the earliest of the following dates:

1.The date the Annuitant dies (or survivor of you and your spouse dies if you elect the Spousal GLIA Plus Rider);
2.The date the Benefit Base equals zero;
3.The date a Nonguaranteed Withdrawal reduces the Account Value to zero;
4.Before the LPA Eligibility Date, the date the Account Value reduces to zero;
5.The date that you transfer ownership of the contract or assign the contract or any benefits under the contract or Rider unless:
a.    the new owner assumes full ownership of the contract and is essentially the same person as the current owner (for example, a change to a court appointed guardian representing the owner during the owner’s lifetime);
b.    the assignment is temporary and solely for the purpose of effectuating a partial exchange under Section 1035 of the Tax Code; or
c.    the new owner is the Spousal Annuitant upon continuation of the contract (applies only if the Spousal GLIA Plus is elected);
6.If the Spousal GLIA Plus is elected, the date the Spousal Annuitant elects a death benefit other than the Spousal Continuation Benefit;
7.On the Maximum Retirement Date, unless the applicable LPA Annuity Option is in effect;
8.The date you elect an Annuity Benefit under the contract other than a LPA Annuity Option;
9.The date we process the cancellation of this Rider at your request;
10.The date you surrender the contract.

Once cancelled or terminated, this Rider may not be reinstated.

Additional Restrictions
The following additional restrictions apply to your annuity contract if you elect the GLIA Plus Rider:

•The Annuitant (or the younger of you and your spouse if you elect the Spousal GLIA Plus Rider) must be at least 45 years old on the date you elect the Rider.
•The Annuitant (or the older of you and your spouse if you elect the Spousal GLIA Plus Rider) may not be more than 80 years old on the date you elect the Rider.
•The Guaranteed Rate Options are not available.
•Dollar Cost Averaging is not available.
•Income Plus Withdrawal Program is not available.
•Systematic Contribution Program is not available.
•Customized Asset Rebalancing is not available.
•Systematic Transfer Option is not available in NY, but is available in other states.
•The GLIA Rider is not available.

Should You Purchase the GLIA Plus Rider?
The addition of the GLIA Plus Rider to your annuity contract may not always be in your best interest. For example:
1.if you are purchasing the GLIA Plus Rider to meet income needs, you should consider whether an immediate annuity is better suited to your situation;
2.if you are primarily seeking long-term asset growth and do not plan to take withdrawals until more than ten years after you purchase the Rider, the benefit of the GLIA Plus Rider may not justify its cost;
3.if you do not expect to take withdrawals while this Rider is in effect, you do not need the GLIA Plus Rider because the benefit is accessed through withdrawals;
4.if you are likely to need to take withdrawals prior to the LPA being available or in an amount that is greater than the LPA, you should carefully evaluate whether the GLIA Plus Rider is appropriate, due to the negative effect of Nonguaranteed Withdrawals on your Rider values; or
5.if you and your spouse are more than 10 years apart in age, the Spousal GLIA Plus Rider is probably not suitable for you.

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Benefits paid may not exceed the charges associated with the Rider depending on how long the covered person lives.

You should consult with your tax advisor and financial representative and carefully consider your alternatives before deciding if the GLIA Rider is suitable for your needs.

We may discontinue offering the GLIA Plus Rider at any time, but this will not affect your GLIA Plus Rider once it is issued.

Examples
Please see Appendix E-2 for hypothetical examples that illustrate how the GLIA Plus Rider works.

Part 7 – Voting Rights

How Portfolio Shares Are Voted

National Integrity Life is the legal owner of the shares of the Portfolios held by the Separate Account and, as such, has the right to vote on certain matters. Among other things, we may vote to elect a Portfolio's Board of Directors, to ratify the selection of independent auditors for a Portfolio, and on any other matters described in a Portfolio's current prospectus or requiring a vote by shareholders under the 1940 Act.

Whenever a shareholder vote is taken, we give you the opportunity to tell us how to vote the number of shares purchased as a result of contributions to your contract. We will send you Portfolio proxy materials and a form for giving us voting instructions.

If we do not receive instructions in time from all owners, we will vote shares in a Portfolio for which we have not received instructions in the same proportion as we vote shares for which we have received instructions. As a result of this proportional voting, the vote of a small number of contract owners may determine the outcome of a proposal. Under eligible deferred compensation plans and certain qualified plans, your voting instructions must be sent to us indirectly, through your employer, but we are not responsible for any failure by your employer to ask for your instructions or to tell us what your instructions are. We will vote any Portfolio shares that we are entitled to vote directly, because of amounts we have accumulated in our Separate Account, in the same proportion that other owners vote. If the federal securities laws or regulations or interpretations of them change so that we are permitted to vote shares of the Portfolios in our own right or to restrict owner voting, we may do so.

If shares of the Portfolios are sold to separate accounts of other insurance companies, the shares voted by those companies in accordance with instructions received from their contract holders will dilute the effect of voting instructions received by us from our owners.

How We Determine Your Voting Shares

You vote only on matters concerning the Portfolios that correspond to the Variable Account Options in which your contributions are invested on the record date set by the Portfolio's Board of Directors. We determine the number of Portfolio shares in each Variable Account Option under your contract by dividing the amount of your Account Value allocated to that Variable Account Option by the net asset value of one share of the corresponding Portfolio as of the record date set by a Portfolio's Board for its shareholders' meeting. We count fractional shares. All Portfolio shares are entitled to one vote; fractional shares have fractional votes.

Part 8 – Tax Aspects of the Contract

Introduction

The effect of federal income taxes on your annuity contract values, withdrawals and Annuity Benefit payments varies depending on many factors including:
•our tax status
•the tax status of the contract
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•the type of retirement plan, if any, for which the contract is purchased
•the tax and employment status of the persons receiving payments

The following discussion of the federal income tax treatment of an annuity contract is not designed to cover all situations and is not intended to be tax advice. It is based upon our understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (IRS) and various courts. The IRS or the courts may change their views on the treatment of these contracts. Future legislation may have a negative effect on annuity contracts. Also, we have not attempted to consider the effect of any applicable state or other tax laws.

Tax laws are complex and they differ depending on whether you own a Qualified or Nonqualified Annuity. It is important to remember that tax results vary depending on your particular circumstances. If you are considering buying an annuity contract, making a withdrawal from an annuity contract or selecting an Annuity Benefit, you should consult a qualified tax advisor about your individual situation. National Integrity Life does not provide tax advice or guarantee the federal, state, or local tax status of any contract or any tax treatment of any transaction involving its contracts.

Your Contract is an Annuity

•You can purchase a Nonqualified Annuity with after-tax dollars. Taxes on earnings under the Nonqualified Annuity generally are deferred until you make a withdrawal.
•You can purchase a Qualified Annuity with after-tax dollars to fund a Roth IRA. The earnings under a Roth IRA generally are fully excluded from taxable income at distribution, subject to certain rules and limitations.
•You can purchase a Qualified Annuity to fund a traditional IRA with tax-deductible dollars or roll over pre-tax dollars from another traditional IRA or a qualified retirement plan, such as a 401(k) plan. Withdrawals from these annuity contracts generally are fully taxable as ordinary income to the extent the cash value of your contract exceeds your investment in the contract.

This prospectus discusses the basic federal tax rules that apply to Nonqualified Annuities and touches on a few of the special tax rules that apply to Qualified Annuities.

Taxation of Annuities Generally

Section 72 of the Tax Code governs the taxation of annuities. In general, contributions you put into a Nonqualified Annuity (your “basis” or “investment in the contract”) will not be taxed when you receive those amounts back in a distribution. You are not generally taxed on the annuity’s earnings until some form of withdrawal or distribution is made under the contract. However, under certain circumstances, the increase in value may be subject to current federal income tax. For example, corporations, partnerships, and other non‑natural persons cannot defer tax on the annuity’s earnings unless an exception applies. In addition, if an owner transfers an annuity as a gift to someone other than a spouse (or to a former spouse under a court order), all increases in its value are taxed at the time of transfer. The assignment or pledge of any portion of the value of an annuity contract will be treated as a distribution of that portion.

You can take withdrawals from your contract or you can elect an Annuity Benefit. For a Nonqualified Annuity, the tax implications are different for each type of distribution.

•Withdrawals from a contract before Annuity Benefit payments begin are treated as taxable income to the extent the cash value of the contract exceeds your investment in the contract. Withdrawals after any such excess is withdrawn represent a return of your investment in the annuity and are not taxable. Generally, your investment in the contract equals the contributions you make minus any amounts previously withdrawn that were not treated as taxable income. Special rules may apply if the contract includes contributions made prior to August 14, 1982 that were transferred to the contract as a tax-free exchange.

•If you elect an Annuity Benefit, part of each payment will be the tax-free return of your investment in the contract, based on a ratio of your investment to your expected return under the contract (exclusion ratio). The rest of each payment will be taxed as ordinary income. That means that part of each annuity payment is tax free and part is taxable. When all of these tax-free portions add up to your investment in the
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contract, all remaining payments are taxed as ordinary income. If the annuity payments end before the total investment is recovered, a deduction for the remaining basis will generally be allowed on the owner’s final federal income tax return.

We may be required to withhold federal income taxes on all distributions unless the eligible recipients elect not to have any amounts withheld and properly notify us of that election.

You may be subject to a tax penalty of 10% on the taxable portion of a distribution from either a Qualified or Nonqualified Annuity. There is an exception to this 10% additional federal tax if:

Some distributions will be exempt from the additional federal tax. There is an exception to this 10% additional federal tax for:

1)    distributions made on or after the date you (or the Annuitant as applicable) reach age 59 ½;
2)        distributions following your death or disability (or the Annuitant as applicable) (for this purpose “disability” is defined in Code Section 72(m)(7));
3)        distributions paid in series of substantially equal payments made annually (or more frequently) for your life (or life expectancy) or joint lives (or life expectancies) of you and designated beneficiary;
4)    distributions made to you after separation from service after attaining age 55 (does not apply to IRAs);
5)        distributions made to you to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to you for amounts paid during the taxable year for medical care (determined without regard to whether you itemize deductions for such taxable year);
6)        distributions to an alternate payee pursuant to a qualified domestic relations order (within the meaning of Code Section 414(p)(1));
7)        distributions from an IRA for the health insurance (as described in Code Section 213)(d)(1)(D)) for you and your spouse and dependents if you have received unemployment compensation for at least 12 weeks (this exception will no longer apply after you have been re-employed for at least 60 days);
8)        distributions from an IRA made to you, to the extent such distributions do not exceed your qualified higher education expenses (as defined in Code Section 72(t)(7)) for the tax year;
9)        distributions from an IRA which are qualified first-time homebuyer distributions (as defined in Code Section 72(t)(8));
10)    distributions made to a reservist called to active duty after September 11, 2001, for a period in excess of 179 days (or for an indefinite period), from IRAs or amounts attributable to elective deferrals under a 401(k) plan made during such active period; and
11)    distributions made on account of an IRS levy upon a qualified contract.

With respect to 3) above, if the series of substantially equal periodic payments is modified (other than by reason of death or disability) before the close of the 5-year period beginning with the date of the first payment and after you attain age 59 ½, or before you attain age 59 ½, then the tax for the year of the modification is increased by the 10% additional federal tax, plus interest for the tax years in which the exception was used. You should consult with your tax advisor before taking any partial withdrawals from your Contract.

The IRS will treat all annuity contracts issued by us or our affiliates to one owner during any calendar year as a single contract in measuring the taxable income that results from surrenders and withdrawals under any one of the contracts.

Tax Treatment of Living Benefits

If you elect a GLIA or GLIA Plus Rider, withdrawals of your Lifetime Payout Amount (LPA) are taxable as income to the extent that the Account Value exceeds your investment in the contract. Once you have withdrawn all of the gain and then recover the entire investment in your annuity contract, if additional payments are made under a GLIA or GLIA Plus Rider, those payments are taxable.

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Tax-Favored Retirement Programs

An owner can use this annuity with certain types of qualified retirement plans that receive favorable tax treatment under the Tax Code. Numerous tax rules apply to the participants in qualified retirement plans and to the contracts used in connection with those plans. These tax rules vary according to the type of plan and the terms and conditions of the plan itself, regardless of the terms and conditions of the contract. Special rules also apply to the time at which distributions must begin and the form in which the distributions must be paid. Also, we do not offer loans through our annuity contracts even if the qualified plan allows for them.

Annuities in Qualified Plans
IRAs and qualified retirement plans, such as 401(k) plans, provide you with tax-deferred growth and other tax advantages. If you are investing in a variable annuity through a qualified retirement plan (such as a 401(k) or IRA), you will get no additional tax advantage from the variable annuity. Under these circumstances, consider buying a variable annuity only if it makes sense because of the annuity’s other features, such as the Death Benefit, Annuity Benefit or optional Riders.

Required Minimum Distributions (RMDs)
If you have a Qualified Annuity (other than a Roth IRA), you may need to withdraw money from this annuity contract in order to satisfy the RMDs required by the Tax Code after you turn the qualified age under the Tax Code and applicable IRS regulations (for an owner that reached age 70½ on or before December 31, 2019, age 70½, and for an owner that reaches age 70½ on or after January 1, 2020, age 72). The distribution required by April 1 is for the year you actually turn the qualified age. Unless an exemption is otherwise available, you must take distributions for each calendar year after the year you turn the qualified age by December 31 of that year. We will calculate the RMDs with respect to this annuity contract based on the prior calendar year-end fair market value of this annuity contract only. We do not take into account your other assets or distributions in making this calculation. You should discuss these matters with your tax advisor.

If your contract provides an additional benefit, such as an enhanced death benefit or if you have elected an optional GLIA or GLIA Plus Rider, the fair market value of your contract may increase by the actuarial present value of those benefits. Therefore, the amount of the RMD you must take may increase.

Failure to comply with the RMD rules applicable to qualified contracts may result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which an RMD exceeds the actual distribution from the contract.

Roth IRAs do not require distributions at any time prior to the owner's death.

Inherited IRAs
The death benefit paid under this contract may be extended as an inherited IRA. This occurs if, after the death of the owner of an IRA, the owner's beneficiary directs that the death proceeds be titled as an inherited IRA. The owner's beneficiary on the original IRA contract will become the inherited IRA owner and may name his or her own beneficiary in the event of death.

The inherited IRA owner may invest in the Investment Options available under the current version of the contract. Fees and charges will continue to apply and no additional contributions can be made. The inherited IRA owner must take RMDs beginning on or before December 31 of the calendar year after the original owner’s death. If the beneficiary is a spouse and has elected this option, distributions may begin at the end of the calendar year in which the owner would have reached the qualified age for purposes of IRS regulations (for an owner that reached age 70½ on or before December 31, 2019, age 70½, and for an owner that reaches age 70½ on or after January 1, 2020, age 72), if later.

Compliance with the SECURE Act
The Setting Every Community Up for Retirement Enhancement Act of 2019, as amended (the “SECURE Act”) substantially changes the tax rules that allowed inherited IRA owners to stretch distributions from their inherited IRAs over their life expectancies. Pursuant to the SECURE Act, notwithstanding any provision in the contract to the contrary, beginning with an owner’s death in 2020, an inherited IRA owner will generally be required to distribute the entire IRA balance within 10 years of the owner’s death.
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Under the new rule, an inherited IRA owner who is not an “eligible designated beneficiary” under the Tax Rules, generally must receive the entire death benefit within 10 years of the annuity owner’s death. Eligible designated beneficiaries may still elect to take distributions over their life expectancy or over a period not extending beyond their life expectancy, but the 10-year requirement applies when they die. Eligible designated beneficiaries include: (1) the owner’s surviving spouse, (2) the owner’s minor child (until the child reaches the age of majority, at which time the 10-year rule begins to apply), (3) a disabled person, (4) a chronically ill person, or (5) an individual who is not more than 10 years younger than the owner. The inherited IRA owner’s status as an eligible designated beneficiary is determined on the date of the owner’s death. The five-year rule still applies to non-designated beneficiaries (i.e., beneficiaries that are not human beings).

National Integrity Life does not provide tax advice. Please consult your personal financial or tax advisor if you have any questions regarding the impact of the SECURE Act on your designation of beneficiary(ies) and any death benefit paid under this contract.

Exchanges and Transfers
In some circumstances, you may move money tax-free from one annuity to another. Money can be moved from one Nonqualified Annuity to another under section 1035 of the Tax Code. This is usually called a “1035 exchange.” Money can be moved from one IRA to another IRA or from another qualified plan, such as a 401(k) plan or 403(b) tax sheltered annuity, to an IRA. This may be done by means of a rollover or a trustee-to-trustee transfer.

Beginning in 2015, you can make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs you own. The limit will apply by aggregating all of an individual’s IRAs, including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of the limit. Trustee-to-trustee transfers between IRAs are not limited. Rollovers from traditional IRAs to Roth IRAs (“conversions”) are not limited.

Money invested in this annuity contract is not available for exchange under section 1035 of the Tax Code or for a trustee-to-trustee transfer as long as it is subject to a withdrawal charge. You cannot use your Free Withdrawal Amount as an exchange under section 1035 of the Tax Code or for a trustee-to-trustee transfer.

You cannot roll over from a SIMPLE IRA during the first two years of participation in the SIMPLE IRA and you cannot roll over after-tax contributions that are included in the other plans.

Tax laws are complex and your individual situation is unique. You should always consult a tax advisor before you move or attempt to move assets from one annuity to another annuity, contract or plan.

Federal and State Income Tax Withholding

We are required to withhold federal income taxes on all distributions from your annuity contract. If you are eligible, you may elect not to have any amounts withheld if you provide notice to us in Good Order. Also, certain states have indicated that we must apply withholding to payments made to their residents. Generally, an election out of federal withholding will also be considered an election out of state withholding.

Tax Status of the Company

Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the Separate Account. The Company, therefore, does not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes. We can also set up reserves for taxes. We receive a tax deduction for dividends received by the Funds.

Transfers Among Investment Options

There will not be any current tax liability if you transfer any part of the Account Value among the Investment Options in your contract.
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Part 9 – Additional Information

Systematic Withdrawal Program

We offer a program that allows you to pre-authorize periodic withdrawals from your contract prior to your Retirement Date. You can choose to have withdrawals made monthly, quarterly, semi-annually or annually and can specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is to be made. If you do not select how often you want to receive withdrawals, we will make them on a monthly basis. You may specify a dollar amount or an annual percentage to be withdrawn, such as the Free Withdrawal Amount. The minimum systematic withdrawal is $100. If you do not have enough Account Value to make the withdrawal you have specified, no withdrawal will be made and your enrollment in the program will end. You may specify an account for direct deposit of your systematic withdrawals. Direct deposit is required for monthly withdrawals. Withdrawals under this program are subject to withdrawal charges, if any (see Part 4, section titled "Withdrawal Charge") and to income tax and a 10% tax penalty if you are under age 59½. See Part 8.

To enroll in our Systematic Withdrawal Program, send the appropriate form to our Administrative Office. You may terminate your participation in the program upon prior written notice. We may terminate or change the Systematic Withdrawal Program at any time.

Cyber Security and Certain Business Continuity Risks
We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is potentially vulnerable to disruptions from utility outages and other problems, and susceptible to operational and information security risks resulting from information systems failure, including hardware and software malfunctions and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, the underlying Portfolios, the principal underwriter and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing of orders with the underlying Portfolios; cause the release and possible destruction of confidential customer or business information; subject us and/or our service providers and intermediaries to regulatory fines and financial losses; and/or cause reputational damage. Cyber security risks may also affect the issuers of securities in which the underlying Portfolios invest, which may cause the underlying Portfolios to lose value. There can be no assurance that we, the underlying Portfolios or our service providers will avoid losses affecting your Contract that result from cyber-attacks or information security breaches in the future. In addition to cyber security risks, we are subject to business interruption risks caused by catastrophes, both natural and man-made, including those associated with pandemics, terrorist attacks, fires or inclement weather events. Such events may cause systems upon which we rely to be inaccessible to our employees, customers, service providers or intermediaries for an extended period of time, causing a negative impact on our ability to provide services and products. These risks also apply to other insurance and financial services companies and businesses.
Anti-Money Laundering
Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or "freeze" an owner's account. If these laws apply in a particular situation, we would not be allowed to pay any request for surrenders (either full or partial), or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your Contract to government agencies or departments.
Income Plus Withdrawal Program

We offer an Income Plus Withdrawal Program that allows you to pre-authorize substantially equal periodic withdrawals, based on your life expectancy as defined by the Tax Code, from your contract anytime before you
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reach age 59½. You will not have to pay a tax penalty for these withdrawals, but they will be subject to ordinary income tax. See Part 8. Once you begin receiving your withdrawals under this program, you should not change or stop the withdrawals until the later of:
•the date you reach age 59½; and
•five years from the date of the first withdrawal under the program.

If you change or stop the withdrawals or take an additional withdrawal, you may have to pay a 10% penalty tax that would have been due on all prior withdrawals made under the Income Plus Withdrawal Program before you reached the date described above, plus interest.

You can choose the Income Plus Withdrawal Program any time before you reach age 59½. You may choose to have withdrawals made monthly, quarterly, semi-annually or annually and may specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is made. You may specify an account for direct deposit of your withdrawals. Direct deposit is required for monthly withdrawals. We will calculate the amount of the withdrawal, subject to a $100 minimum. We are not responsible for any tax or other liability you may incur if our good faith calculations are not correct. You should consult with your tax advisor to ensure these withdrawals are appropriate to your situation.

If on any withdrawal date you do not have enough Account Value to make the withdrawal you have specified, no withdrawal will be made and your enrollment in the program will end.

To enroll in our Income Plus Withdrawal Program, send the appropriate form to our Administrative Office. You may end your participation in the program upon prior written notice. We may terminate or change the Income Plus Withdrawal Program at any time. This program is not available in connection with the Systematic Withdrawal Program. Withdrawals under this program are subject to withdrawal charges, if any. See Part 4, section titled "Withdrawal Charge."

This program is not available with the GLIA or GLIA Plus Rider. See Part 6.

Choices Plus Required Minimum Distribution (RMD) Program

We offer a Choices Plus RMD Program that allows you to pre-authorize withdrawals from your Qualified Annuity contract after you turn the qualified age under IRS regulations (for an owner that reached age 70½ on or before December 31, 2019, age 70½, and for an owner that reaches age 70½ on or after January 1, 2020, age 72). The Tax Code requires that you take minimum distributions from most Qualified Annuity contracts beginning on or before April 1 of the calendar year following the calendar year in which you turn the qualified age. The distribution required by April 1 is for the year you actually turn the qualified age. Unless an exemption is otherwise available, you must take distributions for each calendar year after you turn the qualified age by December 31 of that year. These withdrawals are subject to ordinary income tax. See Part 8.

You can choose the Choices Plus RMD Program at any time you have reached the qualified age for purposes of IRS regulations (for an owner that reached age 70½ on or before December 31, 2019, age 70½, and for an owner that reaches age 70½ on or after January 1, 2020, age 72) by sending the election form to our Administrative Office. You can choose to have withdrawals made monthly, quarterly, semi-annually, or annually and can specify the day of the month (other than the 29th, 30th, or 31st) on which the withdrawal is made. You may specify an account for direct deposit of your withdrawals. Direct deposit is required for monthly withdrawals. We will calculate the amount of the withdrawals using current IRS guidance. We are not responsible for any tax or other liability you may incur if our good faith calculations are not correct. You should consult with your tax advisor to ensure these withdrawals are appropriate to your situation.

Withdrawals of Account Value that are made as part of the Choices Plus program are not subject to withdrawal charges or MVAs, as long as you do not take additional withdrawals that would exceed your Free Withdrawal Amount when combined with the RMD amount. You may end your participation in the program upon prior written notice. We may terminate or change the Choices Plus RMD Program at any time.

This program is not available with the GLIA or GLIA Plus Rider. See Part 6.

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Dollar Cost Averaging Program

Dollar cost averaging refers to the practice of investing the same amount in the same Variable Account Option at regular intervals (such as once a month), regardless of market conditions. Thus, you automatically buy more Units when the price is low and fewer when the price is high. Over time, you may reduce the risk of buying Units when their cost is highest. Dollar cost averaging does not assure a profit and does not protect against investment losses.

We offer a Dollar Cost Averaging Program under which we transfer contributions that you have allocated to the Fidelity VIP Government Money Market Portfolio to one or more other Variable Account Options on a monthly, quarterly, semi-annual or annual basis. You must tell us how much you want transferred into each Variable Account Option. The minimum transfer to each Variable Account Option is $250. We will not charge a transfer charge under our Dollar Cost Averaging Program, and these transfers will not count toward the 12 free transfers you may make in a Contract Year.

To enroll in our Dollar Cost Averaging Program, send the appropriate form to our Administrative Office. You may terminate your participation in the program upon prior written notice. We may terminate or change the Dollar Cost Averaging Program at any time. If you do not have enough Account Value in the Fidelity VIP Government Money Market Portfolio to transfer to each Variable Account Option specified, no transfer will be made and your enrollment in the program will end.

This program is not available with the GLIA or GLIA Plus Rider. See Part 6.

Systematic Transfer Program

We also offer a Systematic Transfer Program where we accept new contributions into a Systematic Transfer Option (STO), which is a Fixed Account, and make transfers out of the STO to one or more Variable Account Options on a monthly or quarterly basis. We will transfer your STO contributions in approximately equal installments of at least $1,000 over either a six-month or a one-year period, depending on the option you select. If you do not have enough Account Value in the STO to transfer to each Variable Account Option specified, a final transfer will be made on a pro rata basis and your enrollment in the program will end. All interest accrued and any Account Value remaining in the STO at the end of the period during which transfers are scheduled to be made will be transferred at the end of that period on a pro rata basis to the Variable Account Options you chose for this program. You cannot transfer Account Value into the STO.

We will not charge a transfer charge under our Systematic Transfer Program, and these transfers will not count toward the 12 free transfers you may make in a Contract Year. See Part 4, section titled “Transfer Charge.”

To enroll in our Systematic Transfer Program, send the appropriate form to our Administrative Office. We can end the Systematic Transfer Program in whole or in part, or restrict contributions to the program. This program may not be currently available in some states.

This program is not available with the GLIA or GLIA Plus Rider in NY. It is available with the GLIA Plus (but not the GLIA) Rider in states other than NY. See Part 6.

Customized Asset Rebalancing Program

Asset rebalancing allows you to maintain a diversified investment mix that is appropriate for your goals and risk tolerance. Because your different Investment Options will experience different gains and losses at different times, your asset allocation may shift from your preferred mix. Asset rebalancing periodically resets your investments to your original allocations, ensuring that your asset mix stays in line with your investment strategy.

We offer a Customized Asset Rebalancing Program that allows you to establish a rebalancing allocation and determine how often the Account Value in your currently available Variable Account Options will rebalance to that allocation. You can choose to rebalance monthly, quarterly, semi-annually or annually.

The Account Value in the currently available Variable Account Options will automatically be rebalanced back to your rebalancing allocation percentages by selling all existing Units subject to rebalancing and repurchasing Units
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according to your rebalancing allocation. You will receive a confirmation notice after each rebalancing. Variable Account Options that are closed to new purchases and Fixed Accounts are not included in the Customized Asset Rebalancing Program.

A transfer request or a reallocation of your Account Value does not change your rebalancing allocation. You must provide specific instructions if you wish to change your rebalancing allocations. We do not charge a transfer charge for transfers under our Customized Asset Rebalancing Program, and the transfers do not count toward your 12 free transfers. See Part 4, section titled “Transfer Charge.”

To enroll in our Customized Asset Rebalancing Program, send the appropriate form to our Administrative Office. Other allocation programs, such as Dollar Cost Averaging, may not work with the Customized Asset Rebalancing Program. Therefore, you should monitor your use of other programs, as well as transfers and withdrawals, while the Customized Asset Rebalancing Program is in effect. You may terminate your participation in the program upon prior written notice, and we may end or change the Customized Asset Rebalancing Program at any time. We recommend you consult with your financial professional when establishing your investment portfolio.

This program is not available with the GLIA or GLIA Plus Riders. See Part 6.

Systematic Contributions Program

We offer a program for systematic contributions that allows you to pre-authorize monthly, quarterly, or semi-annual withdrawals from your checking account to make your contributions to your annuity contract. To enroll in this program, send the appropriate form to our Administrative Office. You or we may end your participation in the program with 30 days prior written notice. We may end your participation if your bank declines to make any payment. The minimum amount for systematic contributions is $100 per month.

This program is not available with the GLIA or GLIA Plus Rider. See Part 6.

Legal Proceedings

National Integrity Life is a party to litigation and arbitration proceedings in the ordinary course of its business. None of these matters is expected to have a material adverse effect on National Integrity Life.

If you would like to receive a copy of the Statement of Additional Information, please write:

Administrative Office
National Integrity Life Insurance Company
400 Broadway
Cincinnati, Ohio 45202-3341
ATTN: Request SAI of National Integrity Life Pinnacle V (post 1-1-12) dated May 1, 2021

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Appendix A

Financial Information for Separate Account I of National Integrity Life (Pinnacle V)

For the Variable Account Options we currently offer, the table below shows the following data for Pinnacle V contracts with a mortality and expense risk charge of 1.55% issued after May 1, 2007: Unit Value at inception; the number of Units outstanding at December 31 of each year since inception; and the Unit Value at the beginning and end of each period since inception.

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011	Inception Date and Value
American Funds I.S. The Bond Fund of America, Class 4 (1480) [1] Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$10.47 $11.27 80,817	$9.75 $10.47 57,793	$9.99 $9.75 43,848	$9.82 $9.99 40,138	$10.00 $9.82 14,556	-	-	-	-	-	$10.00 4-29-16
American Funds I.S. Capital Income Builder, Class 4 (1477) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$11.16 $11.43 146,755	$9.63 $11.16 153,354	$10.55 $9.63 63,750	$9.51 $10.55 35,223 $10.92 $14.10 26,013	$9.31 $9.51 23,943	$10.00 $9.31 11,086	-	-	-	-	$10.00 4-24-15
American Funds I.S. Global Growth, Class 4 (1472) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$16.72 $21.43 58,627	$12.59 $16.72 59,686	$14.10 $12.59 43,451	$10.92 $14.10 26,013	$11.05 $10.92 19,792	$10.52 $11.05 23,223	$10.48 $10.52 2,957	$10.00 $10.48 0	-	-	$10.00 12-12-13
American Funds I.S. Growth, Class 4 (1474) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$19.88 $29.69 100,300	$15.48 $19.88 96,162	$15.80 $15.48 68,366	$12.54 $15.80 50,741	$11.66 $12.54 36,592	$11.11 $11.66 2,331	$10.43 $11.11 0	$10.00 $10.43 0	-	-	$10.00 12-12-13
American Funds I.S. Growth-Income, Class 4 (1475) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$17.77 $19.82 133,654	$14.34 $17.77 122,878	$14.88 $14.34 123,788	$12.38 $14.88 92,287	$11.30 $12.38 74,437	$11.34 $11.30 66,215	$10.44 $11.34 11,597	$10.00 $10.44 0	-	-	$10.00 12-12-13
American Funds I.S. Managed Risk Asset Allocation, Class P2 (1476) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$13.15 $13.71 147,841	$11.32 $13.15 145,952	$12.10 $11.32 139,810	$10.70 $12.10 139,831	$10.13 $10.70 145,590	$10.40 $10.13 134,252	$10.27 $10.40 75,117	$10.00 $10.27 0	-	-	$10.00 12-12-13
Pinnacle V (post 1-1-12) National Integrity                70

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011	Inception Date and Value
American Funds I.S. New World, Class 4 (1473) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$12.48 $15.15 37,683	$9.84 $12.48 39,368	$11.66 $9.84 31,878	$9.17 $11.66 16,842	$8.87 $9.17 16,538	$9.33 $8.87 19,260	$10.31 $9.33 7,223	$10.00 $10.31 0	-	-	$10.00 12-12-13
BlackRock Capital Appreciation V.I., Class III (1439) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$23.26 $32.41 67,843	$17.96 $23.26 72,946	$17.87 $17.96 70,797	$13.65 $17.87 71,111	$13.88 $13.65 73,891	$13.23 $13.88 62,879	$12.38 $13.23 60,384	$9.42 $12.38 45,614	$8.43 $9.42 12,389	$10.00 $8.43 2,682	$10.00 4-29-11
BlackRock Global Allocation V.I., Class III (1438) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$12.85 $15.27 18,974	$11.08 $12.85 23,003	$12.18 $11.08 24,382	$10.88 $12.18 23,578	$10.65 $10.88 22,944	$10.92 $10.65 22,723	$10.88 $10.92 17,483	$9.66 $10.88 15,203	$8.93 $9.66 9,451	$10.00 $8.93 11,767	$10.00 4-29-11
BlackRock High Yield V.I., Class III (1481) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$12.09 $12.74 14,484	$10.69 $12.09 13,841	$11.19 $10.69 7,716	$10.61 $11.19 4,255	$10.00 $10.61 3,117	-	-	-	-	-	$10.00 4-29-16
BlackRock Total Return V.I., Class III (1482) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$10.50 $11.23 33,058	$9.78 $10.50 28,553	$10.00 $9.78 16,444	$9.84 $10.00 19,778	$10.00 $9.84 18,591	-	-	-	-	-	$10.00 4-29-16
Columbia Variable Portfolio – Select Mid Cap Value, Class 1 (1440) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$18.89 $19.98 24,846	$14.57 $18.89 23,219	$17.07 $14.57 14,844	$15.27 $17.07 13,217	$13.59 $15.27 15,511	$14.53 $13.59 15,649	$13.13 $14.53 14,349	$9.68 $13.13 9,104	$8.29 $9.68 4,623	$10.00 $8.29 2,682	$10.00 4-28-11
Columbia Variable Portfolio – Small Cap Value, Class 2 (1429) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$27.38 $29.27 39,032	$22.98 $27.38 39,967	$28.53 $22.98 37,483	$25.42 $28.53 29,250	$19.45 $25.42 23,328	$21.09 $19.45 27,081	$20.79 $21.09 19,173	$15.75 $20.79 12,865	$14.38 $15.75 5,695	$15.56 $14.38 5,876	$10.00 5-2-09
Pinnacle V (post 1-1-12) National Integrity                71

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011	Inception Date and Value
DWS Small Cap Index VIP, Class B (1259) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$18.57 $21.77 26,041	$15.11 $18.57 27,404	$17.32 $15.11 18,144	$15.43 $17.32 12,897	$12.98 $15.43 14,142	$13.86 $12.98 12,842	$13.48 $13.86 13,663	$9.90 $13.48 12,061	$8.68 $9.90 11,235	$9.24 $8.68 12,833	$10.00 5-1-07
Fidelity VIP Asset Manager, Service Class 2 (1232) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$15.98 $18.01 38,068	$13.75 $15.98 35,683	$14.80 $13.75 25,784	$13.21 $14.80 24,709	$13.05 $13.21 24,859	$13.26 $13.05 19,646	$12.77 $13.26 28,328	$11.24 $12.77 16,958	$10.18 $11.24 14,482	$10.63 $10.18 13,436	$10.00 5-1-07
Fidelity VIP Balanced, Service Class 2 (1241) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$18.93 $22.75 291,528	$15.49 $18.93 255,958	$16.46 $15.49 163,834	$14.40 $16.46 128,993	$13.67 $14.40 111,491	$13.84 $13.67 99,541	$12.78 $13.84 84,503	$10.88 $12.78 75,141	$9.63 $10.88 94,521	$10.17 $9.63 96,149	$10.00 5-1-07
Fidelity VIP Bond Index Portfolio, Service Class 2 (1490) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$10.15 $10.72 26,631	$10.00 $10.15 8,369	-	-	-	-	-	-	-	-	$10.00 7-11-19
Fidelity VIP Contrafund, Service Class 2 (1239) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$21.59 $27.68 274,896	$16.70 $21.59 337,906	$18.17 $16.70 397,826	$15.18 $18.17 433,743	$14.31 $15.18 501,040	$14.48 $14.31 521,773	$13.17 $14.48 514,188	$10.22 $13.17 516,628	$8.94 $10.22 537,552	$9.34 $8.94 589,810	$10.00 5-1-07
Fidelity VIP Disciplined Small Cap, Service Class 2 (1247) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$17.45 $20.30 39,539	$14.37 $17.45 40,646	$16.84 $14.37 33,652	$16.01 $16.84 31,236	$13.30 $16.01 24,817	$13.81 $13.30 9,032	$13.37 $13.81 5,756	$9.84 $13.37 10,539	$8.43 $9.84 8,091	$8.70 $8.43 11,693	$10.00 5-1-07
Fidelity VIP Equity-Income, Service Class 2 (1237) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$15.62 $16.37 89,116	$12.49 $15.62 92,103	$13.87 $12.49 76,782	$12.50 $13.87 87,358	$10.79 $12.50 104,750	$11.44 $10.79 105,178	$10.71 $11.44 99,993	$8.51 $10.71 106,020	$7.39 $8.51 97,676	$7.46 $7.39 100,170	$10.00 5-1-07
Pinnacle V (post 1-1-12) National Integrity                72

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011	Inception Date and Value
Fidelity VIP Extended Market Index Service Class 2 (1487) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$10.55 $12.07 3,467	$10.00 $10.55 3,467	-	-	-	-	-	-	-	-	$10.00 7-11-19
Fidelity VIP Freedom 2010, Service Class 2 (1248) [2] Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$15.06 $16.64 10,748	$13.21 $15.06 11,526	$14.02 $13.21 16,736	$12.62 $14.02 17,977	$12.19 $12.62 31,382	$12.44 $12.19 50,190	$12.13 $12.44 63,471	$10.88 $12.13 73,066	$9.91 $10.88 81,465	$10.11 $9.91 77,426	$10.00 5-1-07
Fidelity VIP Freedom 2015, Service Class 2 (1249) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$15.41 $17.23 12,642	$13.27 $15.41 12,767	$14.23 $13.27 15,828	$12.59 $14.23 15,840	$12.12 $12.59 32,898	$12.37 $12.12 50,309	$12.03 $12.37 54,532	$10.71 $12.03 56,169	$9.72 $10.71 62,742	$9.92 $9.72 77,575	$10.00 5-1-07
Fidelity VIP Freedom 2020, Service Class 2 (1251) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$15.45 $17.45 29,267	$13.09 $15.45 34,971	$14.16 $13.09 37,764	$12.37 $14.16 39,479	$11.87 $12.37 41,193	$12.12 $11.87 29,135	$11.77 $12.12 16,804	$10.34 $11.77 25,211	$9.29 $10.34 22,897	$9.55 $9.29 49,239	$10.00 5-1-07
Fidelity VIP Freedom 2025, Service Class 2 (1252) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$16.32 $18.59 111,887	$13.65 $16.32 110,176	$14.87 $13.65 110,372	$12.85 $14.87 44,771	$12.31 $12.85 60,345	$12.57 $12.31 40,268	$12.17 $12.57 35,920	$10.33 $12.17 29,561	$9.14 $10.33 16,748	$9.51 $9.14 14,527	$10.00 5-1-07
Fidelity VIP Freedom 2030, Service Class 2 (1253) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$16.36 $18.78 9,865	$13.39 $16.36 8,781	$14.79 $13.39 15,717	$12.45 $14.79 15,800	$11.89 $12.45 14,311	$12.14 $11.89 14,335	$11.77 $12.14 14,507	$9.85 $11.77 14,721	$8.68 $9.85 12,044	$9.08 $8.68 13,027	$10.00 5-1-07
Fidelity VIP Government Money Market, Initial Class (1479) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$9.72 $9.60 68,998	$9.68 $9.72 31,151	$9.68 $9.68 73,278	$9.76 $9.68 39,661	$9.89 $9.76 57,848	$10.00 $9.89 74,512	-	-	-	-	$10.00 4-24-15
Pinnacle V (post 1-1-12) National Integrity                73

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011	Inception Date and Value
Fidelity VIP Growth, Service Class 2 (1238) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$26.72 $37.76 49,400	$20.26 $26.72 48,845	$20.67 $20.26 38,517	$15.57 $20.67 31,004	$15.73 $15.57 35,787	$14.95 $15.73 28,465	$13.67 $14.95 30,842	$10.21 $13.67 38,041	$9.07 $10.21 50,477	$9.21 $9.07 49,562	$10.00 5-1-07
Fidelity VIP High Income, Service Class 2 (1218) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$16.12 $16.26 19,906	$14.27 $16.12 19,222	$15.04 $14.27 21,184	$14.29 $15.04 21,616	$12.71 $14.29 23,099	$13.43 $12.71 25,570	$13.52 $13.43 30,443	$12.99 $13.52 33,358	$11.58 $12.99 30,596	$11.34 $11.58 26,647	$10.00 5-1-07
Fidelity VIP Index 500, Service Class 2 (1240) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$21.89 $25.42 689,939	$16.97 $21.89 718,074	$18.09 $16.97 702,210	$15.14 $18.09 654,294	$13.78 $15.14 594,170	$13.85 $13.78 465,636	$12.42 $13.85 412,075	$9.56 $12.42 325,200	$8.40 $9.56 199,787	$8.38 $8.40 194,206	$10.00 5-1-07
Fidelity VIP International Index Portfolio, Service Class 2 (1488) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$10.63 $11.55 2,942	$10.00 $10.63 0	-	-	-	-	-	-	-	-	$10.00 7-11-19
Fidelity VIP Investment Grade Bond, Service Class 2 (1219) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$13.81 $14.84 705,845	$12.82 $13.81 752,149	$13.13 $12.82 749,337	$12.82 $13.13 743,278	$12.46 $12.82 709,575	$12.77 $12.46 655,052	$12.28 $12.77 512,583	$12.74 $12.28 442,761	$12.25 $12.74 310,035	$11.63 $12.25 263,490	$10.00 5-1-07
Fidelity VIP Mid Cap, Service Class 2 (1244) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$19.20 $22.28 87,034	$15.83 $19.20 104,729	$18.87 $15.83 101,750	$15.90 $18.87 99,103	$14.43 $15.90 110,816	$14.90 $14.43 125,565	$14.27 $14.90 140,159	$10.67 $14,27 156,989	$9.46 $10.67 155,303	$10.78 $9.46 207,582	$10.00 5-1-07
Fidelity VIP Overseas, Service Class 2 (1220) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$11.24 $12.76 53,309	$8.95 $11.24 75,682	$10.71 $8.95 92,510	$8.37 $10.71 92,508	$8.97 $8.37 97,824	$8.82 $8.97 95,170	$9.77 $8.82 109,397	$7.62 $9.77 118,007	$6.43 $7.62 89,995	$7.91 $6.43 113,146	$10.00 5-1-07
Pinnacle V (post 1-1-12) National Integrity                74

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011	Inception Date and Value
Fidelity VIP Target Volatility, Service Class 2 (1471) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$13.32 $14.20 30,995	$11.40 $13.32 32,387	$12.32 $11.40 33,407	$10.76 $12.32 32,605	$10.41 $10.76 32,986	$10.71 $10.41 22,155	$10.29 $10.71 5,491	$10.00 $10.29 0	-	-	$10.00 12-12-13
Fidelity VIP Total Market Index Portfolio Service Class 2 (1489) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$10.77 $12.72 1,155	$10.00 $10.77 0	-	-	-	-	-	-	-	-	$10.00 7-11-19
FT Franklin Growth & Income VIP, Class 2 (1215) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$17.39 $18.07 51,899	$14.06 $17.39 53,384	$14.97 $14.06 59,443	$13.12 $14.97 63,379	$11.94 $13.12 76,674	$12.24 $11.94 82,140	$11.39 $12.24 89,877	$8.93 $11.39 106,490	$8.08 $8.93 94,604	$8.02 $8.08 101,704	$10.00 5-1-07
FT Franklin Income VIP, Class 2 (1216) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$15.12 $14.99 532,336	$13.23 $15.12 633,258	$14.04 $13.23 660,776	$13.01 $14.04 646,063	$11.59 $13.01 630,752	$12.66 $11.59 652,463	$12.29 $12.66 573,518	$10.96 $12.29 383,384	$9.88 $10.96 275,770	$9.80 $9.88 239,570	$10.00 5-1-07
FT Franklin Large Cap Growth VIP, Class 2 (1211) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$21.24 $30.24 30,356	$16.03 $21.24 32,436	$16.52 $16.03 34,915	$13.10 $16.52 36,085	$13.55 $13.10 52,083	$13.03 $13.55 75,322	$11.77 $13.03 76,605	$9.29 $11.77 87,684	$8.40 $9.29 83,726	$8.66 $8.40 89,192	$10.00 5-1-07
FT Franklin Mutual Shares VIP, Class 2 (1214) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$14.25 $13.32 347,814	$11.81 $14.25 337,746	$13.19 $11.81 357,510	$12.36 $13.19 365,687	$10.82 $12.36 373,258	$11.56 $10.82 378,312	$10.96 $11.56 347,273	$8.68 $10.96 310,259	$7.72 $8.68 307,208	$7.92 $7.72 334,360	$10.00 5-1-07
FT Franklin Small Cap Value VIP, Class 2 (1217) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$18.66 $19.32 24,947	$15.00 $18.66 24,228	$17.49 $15.00 22,728	$16.05 $17.49 28,347	$12.52 $16.05 28,358	$13.74 $12.52 22,590	$13.87 $13.74 27,302	$10.34 $13.87 27,330	$8.87 $10.34 32,749	$9.37 $8.87 41,196	$10.00 5-1-07
FT Templeton Foreign VIP, Class 2 (1210) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$9.90 $9.63 197,754	$8.93 $9.90 207,121	$10.73 $8.93 190,919	$9.34 $10.73 169,034	$8.85 $9.34 170,669	$9.61 $8.85 180,764	$10.99 $9.61 157,526	$9.08 $10.99 137,211	$7.80 $9.08 135,861	$8.86 $7.80 142,199	$10.00 5-1-07
Pinnacle V (post 1-1-12) National Integrity                75

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011	Inception Date and Value
FT Templeton Global Bond VIP, Class 2 (1410) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$9.42 $8.78 19,579	$9.38 $9.42 33,000	$9.34 $9.38 19,026	$9.31 $9.34 13,499	$9.19 $9.31 18,305	$9.75 $9.19 19,229	$9.73 $9.75 18,289	$10.00 $9.73 803	-	-	$10.00 4-30-13
FT Templeton Growth VIP, Class 2 (1213) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$10.94 $11.40 19,132	$9.65 $10.94 29,303	$11.52 $9.65 30,837	$9.87 $11.52 33,122	$9.15 $9.87 52,969	$9.93 $9.15 58,252	$10.38 $9.93 81,764	$8.06 $10.38 80,373	$6.76 $8.06 99,054	$7.39 $6.76 107,336	$10.00 5-1-07
Guggenheim VT Global Managed Futures Strategy (1428) [3] Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$6.21 $6.27 13,570	$5.83 $6.21 15,009	$6.51 $5.83 15,584	$6.08 $6.51 19,582	$7.25 $6.08 24,282	$7.48 $7.25 31,991	$6.78 $7.48 34,732	$6.71 $6.78 20,567	$7.68 $6.71 21,990	$8.53 $7.68 30,012	$10.00 11-24-08
Guggenheim VT Long Short Equity (1406) [3] Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$10.03 $10.36 2,029	$9.66 $10.03 2,240	$11.27 $9.66 2,336	$9.96 $11.27 2,367	$10.05 $9.96 5,578	$10.08 $10.05 6,305	$9.96 $10.08 7,127	$8.62 $9.96 2,929	$8.38 $8.62 4,758	$9.11 $8.38 9,661	$10.00 2-25-08
Guggenheim VT Multi-Hedge Strategies (1407) [4] Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$8.54 $9.03 4,791	$8.26 $8.54 8,557	$8.84 $8.26 9,348	$8.66 $8.84 9,688	$8.84 $8.66 9,946	$8.82 $8.84 10,944	$8.56 $8.82 16,243	$8.55 $8.56 19,831	$8.50 $8.55 23,989	$8.35 $8.50 16,236	$10.00 2-25-08
Invesco V.I. American Franchise, Series II (1208) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$25.61 $35.80 4,519	$19.07 $25.61 3,941	$20.15 $19.07 2,536	$16.11 $20.15 3,581	$16.04 $16.11 5,069	$15.56 $16.04 3,950	$14.61 $15.56 7,945	$10.61 $14.61 8,293	$9.51 $10.61 8,591	$10.32 $9.51 8,908	$10.00 5-1-07
Invesco V.I. American Value, Series II (1221) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$18.79 $18.66 139,115	$15.30 $18.79 133,128	$17.84 $15.30 98,598	$16.52 $17.84 61,746	$14.57 $16.52 53,807	$16.32 $14.57 42,115	$15.14 $16.32 27,199	$11.48 $15.14 25,047	$9.96 $11.48 21,189	$10.04 $9.96 21,918	$10.00 5-1-08
Invesco V.I. Comstock, Series II (1209) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$17.19 $16.74 115,679	$13.98 $17.19 116,627	$16.20 $13.98 114,767	$14.00 $16.20 116,085	$12.15 $14.00 118,346	$13.16 $12.15 110,022	$12.25 $13.16 76,239	$9.17 $12.25 52,290	$7.84 $9.17 21,800	$8.13 $7.84 16,819	$10.00 5-1-07
Pinnacle V (post 1-1-12) National Integrity                76

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011	Inception Date and Value
Invesco V.I. International Growth, Series II (1437) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$13.12 $14.69 84,040	$10.39 $13.12 95,316	$12.45 $10.39 84,539	$10.30 $12.45 71,677	$10.54 $10.30 68,965	$10.99 $10.54 60,498	$11.15 $10.99 42,974	$9.54 $11.15 22,998	$8.41 $9.54 16,872	$10.00 $8.41 9,248	$10.00 4-29-11
Invesco V.I. Discovery Mid Cap Growth, Series II (1493) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$10.00 $14.81 29,472	-	-	-	-	-	-	-	-	-	$10.00 4-28-20
Morgan Stanley VIF Emerging Markets Debt, Class II (1256) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$15.29 $15.88 18,922	$13.60 $15.29 22,465	$14.86 $13.60 18,834	$13.78 $14.86 11,921	$12.65 $13.78 15,881	$13.01 $12.65 22,355	$12.84 $13.01 29,846	$14.29 $12.84 30,043	$12.32 $14.29 32,034	$11.71 $12.32 25,799	$10.00 5-1-07
Morgan Stanley VIF Emerging Markets Equity, Class II (1258) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$10.57 $11.90 46,059	$8.98 $10.57 60,167	$11.06 $8.98 50,545	$8.32 $11.06 43,566	$7.92 $8.32 64,258	$9.01 $7.92 80,253	$9.59 $9.01 95,582	$9.85 $9.59 102,074	$8.35 $9.85 103,931	$10.37 $8.35 127,848	$10.00 5-1-07
Morgan Stanley VIF U.S. Real Estate, Class II (1254) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$13.79 $11.26 97,306	$11.81 $13.79 88,255	$13.03 $11.81 81,146	$12.87 $13.03 82,399	$12.27 $12.87 82,497	$12.22 $12.27 85,398	$9.59 $12.22 92,208	$9.58 $9.59 85,196	$8.41 $9.58 89,167	$8.09 $8.41 103,810	$10.00 5-1-07
PIMCO VIT All Asset, Advisor Class (1405) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$13.84 $14.70 25,504	$12.58 $13.84 30,050	$13.51 $12.58 30,250	$12.10 $13.51 22,219	$10.89 $12.10 24,023	$12.18 $10.89 31,999	$12.31 $12.18 29,359	$12.49 $12.31 39,974	$11.06 $12.49 43,991	$11.02 $11.06 35,054	$10.00 2-25-08
PIMCO VIT CommodityRealReturn Strategy, Advisor Class (1404) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$3.99 $3.97 136,456	$3.64 $3.99 139,082	$4.30 $3.64 154,696	$4.28 $4.30 181,776	$3.79 $4.28 183,088	$5.18 $3.79 194,891	$6.46 $5.18 158,360	$7.70 $6.46 137,426	$7.44 $7.70 159,639	$8.17 $7.44 157,170	$10.00 2-25-08
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	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011	Inception Date and Value
PIMCO VIT International Bond (US Dollar Hedged), Advisor Class (1484) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$10.96 $11.38 2,307	$10.41 $10.96 2,346	$10.37 $10.41 389	$10.26 $10.37 389	$10.00 $10.26 0	-	-	-	-	-	$10.00 4-29-16
PIMCO VIT Long-Term U.S. Government, Advisor Class (1409) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$11.34 $13.09 6,411	$10.17 $11.34 2,272	$10.60 $10.17 2,790	$9.89 $10.60 3,540	$9.99 $9.89 1,498	$10.30 $9.99 0	$8.44 $10.30 0	$10.00 $8.44 0	-	-	$10.00 4-30-13
PIMCO VIT Low Duration, Advisor Class (1402) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$11.13 $11.27 100,929	$10.87 $11.13 92,842	$11.02 $10.87 72,841	$11.06 $11.02 69,717	$11.09 $11.06 79,999	$11.23 $11.09 75,122	$11.33 $11.23 80,663	$11.53 $11.33 86,781	$11.08 $11.53 75,575	$11.14 $11.08 63,640	$10.00 2-25-08
PIMCO VIT Real Return, Advisor Class (1403) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$12.12 $13.32 21,434	$11.37 $12.12 25,114	$11.82 $11.37 59,037	$11.60 $11.82 61,810	$11.21 $11.60 68,606	$11.71 $11.21 67,092	$11.55 $11.71 76,248	$12.94 $11.55 99,609	$12.10 $12.94 114,033	$11.01 $12.10 84,386	$10.00 2-25-08
PIMCO VIT Total Return, Advisor Class (1401) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$14.09 $15.06 737,005	$13.22 $14.09 795,798	$13.52 $13.22 830,883	$13.10 $13.52 892,813	$12.97 $13.10 926,872	$13.13 $12.97 930,695	$12.80 $13.13 800,650	$13.28 $12.80 700,484	$12.32 $13.28 629,223	$12.09 $12.32 537,570	$10.00 2-25-08
TOPS Managed Risk Moderate Growth ETF, Class 3 (1411) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$11.91 $12.42 90,848	$10.42 $11.91 92,857	$11.43 $10.42 97,002	$10.19 $11.43 79,184	$9.76 $10.19 80,893	$10.59 $9.76 12,674	$10.47 $10.59 9,966	$10.00 $10.47 0	-	-	$10.00 4-30-13
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	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011	Inception Date and Value
Touchstone VST Bond Fund, Class SC (1492) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$10.17 $10.98 115,349	$10.00 $10.17 115,684	-	-	-	-	-	-	-	-	$10.00 7-11-19
Touchstone VST Common Stock Fund, Class SC (1491) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$10.78 $13.11 259,403	$10.00 $10.78 310,745	-	-	-	-	-	-	-	-	$10.00 7-11-19

1     Prior to May 1, 2021, the Portfolio was called American Funds I.S. Bond Fund.
2     Fund available in contracts purchased before May 1, 2013.
3     Fund available in contracts purchased before April 24, 2015.
4     Fund available in contracts purchased before May 1, 2012.
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Appendix B – Withdrawal Charge Examples

We allow two ways for you to request withdrawals. In the first method, you receive the amount requested, and any withdrawal charge is taken from the Account Value. This reduces your Account Value by the amount of the withdrawal charge in addition to the amount you requested. This is the method used unless you request otherwise or unless you have elected one of the GLIA Riders. In the second method, you receive less than you requested if a withdrawal charge applies because the Account Value is reduced by the amount of the requested withdrawal and any withdrawal charge is taken from that amount.

For both methods, withdrawals are attributed to amounts in the following order:
1.    any Free Withdrawal Amount (except in the case of a surrender);
2.    contributions that are no longer subject to a withdrawal charge and have not yet been withdrawn (contributions are withdrawn from oldest to youngest);
3.    contributions subject to a withdrawal charge that have not yet been withdrawn (contributions are withdrawn from oldest to youngest);
4.    any gain, interest or other amount that is not considered a contribution.

Example Assumptions
Assume one contribution is made, no previous withdrawals have been taken, no MVA applies to the withdrawal and the Account Value at the time of the withdrawal is higher than the Account Value on the most recent Contract Anniversary:
    Contribution:                            $50,000
    Account Value before withdrawal:                $60,000
    Requested withdrawal:                        $16,000
    Withdrawal charge percentage applicable to the contribution:    6%

Taxes are not considered in this example.

Using the First Method
The Free Withdrawal Amount is calculated as:

$6,000 = $60,000 (Account Value on the date of the withdrawal) x 10% (free withdrawal percentage) - $0 (previous partial withdrawals during the current Contract Year).

After first applying the withdrawal to the Free Withdrawal Amount, the amount of the withdrawal still to be applied is:

$10,000 = $16,000 (requested withdrawal) - $6,000 (Free Withdrawal Amount).

There are no contributions that are no longer subject to a withdrawal charge, so the withdrawal is next applied to the contribution subject to a withdrawal charge. The withdrawal charge for this method is calculated as:

$638.30 = $10,000 (portion of the withdrawal still to be attributed) x 6% (withdrawal charge percentage) divided by (1 – 6%) (one minus the withdrawal charge percentage).

Using this method, you will receive $16,000; however, the total Account Value withdrawn is:

$16,638.30 = $16,000 (requested withdrawal) + $638.30 (withdrawal charge).

The amount of contribution still subject to a withdrawal charge is:

$39,361.70 = $50,000 (contribution) - $10,638.30 (portion of withdrawal attributed to contribution including the withdrawal charge).

Note, the withdrawal charge does not just apply to the contribution withdrawn ($10,000 x 6%). It also applies to the withdrawal charge itself as indicated by the (1- 6%) factor in the withdrawal charge formula.
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Using the Second Method
The Free Withdrawal Amount is calculated as:

$6,000 = $60,000 (Account Value on the date of the withdrawal) x 10% (free withdrawal percentage) - $0 (previous partial withdrawals during the current Contract Year).

After first applying the withdrawal to the Free Withdrawal Amount, the amount of the withdrawal still to be attributed is:

$10,000 = $16,000 (requested withdrawal) - $6,000 (Free Withdrawal Amount).

There are no contributions that are no longer subject to a withdrawal charge, so the withdrawal is next applied to the contribution subject to a withdrawal charge. The withdrawal charge for this method is calculated as:

$600 = $10,000 (portion of the withdrawal still to be attributed) x 6% (withdrawal charge percentage).

Using this method, the total Account Value withdrawn is $16,000; however, you will receive:

$15,400 = $16,000 (requested withdrawal) - $600 (withdrawal charge).

The amount of contribution still subject to a withdrawal charge is:

$40,000 = $50,000 (contribution) - $10,000 (portion of withdrawal attributed to contribution including the withdrawal charge).

Note the second method will produce the same withdrawal charge as the first method if the requested withdrawal under the second method is the same as the total Account Value withdrawn in the first method. For example, a requested withdrawal of $16,638.30 using the second method produces the same $638.30 withdrawal charge as shown in the first method above.

This example is for illustrative purposes only and does not predict results.

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Appendix C

Illustration of a Market Value Adjustment

The following examples illustrate how the MVA and the withdrawal charge may affect the value of a GRO upon a withdrawal. See Part 3, subsection titled “Market Value Adjustment” for more information, including the formula.

The MVA formula contains a factor of .0025. This represents a payment to us for the cost of processing the withdrawal and MVA. We receive this portion whether the MVA increases or decreases the GRO Value.

Assumptions:
•Contribution to a GRO - $50,000.00
•Guarantee Period - 7 Years
•Withdrawal - at the end of year three of the 7-year Guarantee Period
•No prior partial withdrawals or transfers
•Guaranteed Interest Rate - 5% Annual Effective Rate

The GRO Value for this $50,000 contribution would be $70,355.02 at the end of the Guarantee Period.
After three years, the GRO Value is $57,881.25.

The MVA will be based on the Guaranteed Interest Rate (A in the MVA formula) and the current rate we are offering at the time of the withdrawal on new contributions to GROs (B in the MVA formula) for the Guarantee Period equal to the time remaining in your Guarantee Period, rounded to the next lower number of complete months (N in the MVA formula). If we don’t declare a current rate for the exact time remaining, we’ll use a formula to find a rate using Guarantee Periods closest to (next higher and next lower) the remaining period described above. Three years after the initial contribution, there would have been four years remaining in your GRO Guarantee Period. These examples also show the withdrawal charge, which would be calculated separately.

Examples of a Downward Market Value Adjustment:

A downward MVA results from a full or partial withdrawal that occurs when interest rates have increased. Assume interest rates have increased since the beginning of the 7-year Guarantee Period. At the time of the withdrawal, the current rate for new contributions and transfers to a 4-year Guarantee Period is 6.25%.

Full Withdrawal
Upon a full withdrawal, the MVA factor would be: -0.0551589 = [(1 + .05)48/12 / (1 + .0625 + .0025)48/12] - 1

The MVA is a reduction of $3,192.67 from the GRO Value:-$3,192.67 = -0.0551589 X $57,881.25

The Adjusted Account Value would be: $54,688.58 = $57,881.25 - $3,192.67

A withdrawal charge of 5% would be assessed against the $50,000 original contribution:
$2,500.00 = $50,000.00 X .05

Thus, the amount payable on a full withdrawal would be: $52,188.58 = $57,881.25 - $3,192.67 - $2,500.00

Partial Withdrawal
If instead of a full withdrawal, $20,000.00 was requested, we would first determine the Free Withdrawal Amount:
$5,788.13 = $57,881.25 X .10

The non-free amount which is subject to the 5% withdrawal charge would be: $14,211.87 = $20,000.00 - $5,788.13

The MVA, which is only applicable to the non-free amount, and which is subject to the 5% withdrawal charge, would be:
($783.91) = - 0.0551589 X $14,211.87
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The withdrawal charge would be: $789.25 = [($14,211.87 (the non-free amount) + $783.91 (the negative MVA)) / (1 - 0.05) a factor used to calculate the 5% withdrawal charge and adjust the withdrawal charge to include a withdrawal charge on itself)] - ($14,211.87 + $783.91)

Thus, the total amount of Account Value needed to provide $20,000.00 after the MVA and withdrawal charge would be:
$21,573.16 = $20,000.00 + $783.91+ $789.25

The ending Account Value would be: $36,308.09 = $57,881.25 - $21,573.16

Examples of an Upward Market Value Adjustment:

An upward MVA results from a full or partial withdrawal that occurs when interest rates have decreased. Assume interest rates have decreased since the beginning of the 7-year Guarantee Period. At the time of the withdrawal, the current rate for new contributions and transfers to a 4-year Guarantee Period is 4%.

Full Withdrawal
Upon a full withdrawal, the MVA would be: 0.0290890 = [(1 + .05)48/12 / (1 + .04 + .0025)48/12] - 1

The MVA is an increase of $1,683.71 to the GRO Value: $1,683.71 = 0.0290890 X $57,881.25

The Adjusted Account Value would be: $59,564.96 = $57,881.25 + $1,683.71

A withdrawal charge of 5% would be assessed against the $50,000 original contribution: $2,500.00 = $50,000.00 X .05

Thus, the amount payable on a full withdrawal would be: $57,064.96 = $57,881.25 + $1,683.71 - $2,500.00

Partial Withdrawal
If instead of a full withdrawal, $20,000.00 was requested, the Free Withdrawal Amount and non-free amount would first be determined as above:
    Free Amount = $5,788.13         Non-Free Amount = $14,211.87

The MVA, which is only applicable to the non-free amount, and which is subject to the 5% withdrawal charge, would be:
    $413.41 = 0.0290890 X $14,211.87

The withdrawal charge would be: $726.23 = [($14,211.87 (the non-free amount) - $413.41 (the positive MVA)) / (1 - 0.05) a factor used to calculate the 5% withdrawal charge and adjust the withdrawal charge to include a withdrawal charge on itself)] - $14,211.87 - $413.41)

Thus, the total amount of Account Value needed to provide $20,000.00 after the MVA and withdrawal charge would be:
    $20,312.82 = $20,000.00 - $413.41 + $726.23

The ending Account Value would be: $37,568.43 = $57,881.25 - $20,312.82

Actual MVAs will have a greater or lesser impact than shown in the examples, depending on the actual change in current interest rate and the timing of the withdrawal in relation to the time remaining in the Guarantee Period. The MVA operates in a similar manner for transfers, except no withdrawal charge applies to transfers.

This example is for illustrative purposes only and does not predict results.

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Appendix D
Parties to the Contract

Owner
•    Chooses parties to the contract.
•    Can change beneficiaries any time before death of owner or annuitant.
•    Has right to withdrawals and annuity payments while the Annuitant is alive and responsibility to pay taxes on such payments.
•    Responsible for any tax penalties for withdrawals taken before age 59½.
•    Responsible for taking required minimum distributions on qualified contracts.

Annuitant
•    Must be a natural person.
•    The measuring life for the Annuity Benefit.
•    The Annuitant’s death triggers the payment of the Death Benefit, unless there is a contingent Annuitant.
•    Has no rights under the contract.

Joint Owner (Optional)
•    Shares in all ownership rights with owner.
•    Will be co-payee on all withdrawals and annuity payments with the owner.
•    Both joint owners must execute all choices and changes to the contract.
•    If either owner or joint owner dies, both are considered to be deceased and a Distribution on Death will be paid to the owner’s beneficiary. The joint owner is not the owner’s beneficiary.
Contingent Annuitant (Optional) • Must be a natural person. If still alive when the primary Annuitant dies, will become the Annuitant under the contract. • Has no rights in the contract.

Owner’s Beneficiary
•    Must be designated by the owner as owner's beneficiary.
•    Must receive a Distribution on Death of owner if the Annuitant is still alive.
•    Responsible for taxes on distribution.
•    If owner’s beneficiary is not alive at owner’s death, the Distribution on Death of owner is paid to the owner’s estate.

Annuitant’s Beneficiary
•    Must be designated by the owner as the Annuitant's beneficiary.
•    Is entitled to the Death Benefit under the contract when the Annuitant dies.
•    Is generally responsible for paying any taxes due on the Death Benefit paid.
•    If Annuitant’s beneficiary is not alive at Annuitant’s death, the Death Benefit is paid to the Annuitant’s estate.

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Appendix D – continued
Guide to Spousal Continuation

Owner*	Owner’s Beneficiary	Annuitant	Annuitant’s Beneficiary	Spousal Continuation Available When Owner Dies?	Spousal Continuation Available When Annuitant Dies?
Spouse 1	Spouse 2	Spouse 1	Spouse 2	Yes. Enhanced Spousal Continuation available, which includes an increase in Account Value for any enhanced Death Benefit.	Yes. Enhanced Spousal Continuation available, which includes an increase in the Account Value for any enhanced Death Benefit.
Spouse 1	Spouse 2	Spouse 2	Spouse 1	Yes. Standard Spousal Continuation only. No increase in Account Value because Annuitant is still alive.	No. Death benefit is paid to Spouse 1.
Spouse 1	Spouse 2	Spouse 1	Non-spouse	No. Death Benefit is paid to Annuitant’s beneficiary (Non-spouse).	No. Death benefit is paid to Annuitant’s beneficiary (Non-spouse).
Spouse 1	Non-spouse	Spouse 1	Spouse 2	No. Owner’s beneficiary is non-spouse.	No. Death Benefit is paid to Spouse 2.
Spouse 1	Spouse 2	Non-spouse	Non-spouse	Yes. Standard Spousal Continuation only. No increase in Account Value because Annuitant is still alive.	No. Death Benefit is paid to Annuitant’s beneficiary (Non-spouse).
Non-spouse	Non-spouse	Spouse 1	Spouse 2	No.	No. Death Benefit is paid to Spouse 2.

*In the case of joint owners, the distribution requirements are applied at the first death.
The joint owner is not the owner’s beneficiary.

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Appendix E-1

Illustration of Guaranteed Lifetime Income Advantage

The following examples demonstrate how the Rider works, based on the stated assumptions. These examples are for illustration only, and do not predict future investment results.

Example #1

This example illustrates the Spousal Rider where withdrawals equal to the Lifetime Payout Amount (LPA), as well as Nonguaranteed Withdrawals have been taken, an additional contribution has been made and Bonuses and Step-Ups have been applied. It also illustrates payments for the life of the Primary and Spousal Annuitant even though the Account Value has been reduced to zero. All amounts in the table are rounded to the nearest $1.00 in this example.

Assumptions:
•Primary Annuitant's age on date GLIA Rider is purchased = 63; Spousal Annuitant's age on date GLIA Rider is purchased = 60
•Initial contribution = $100,000; additional contribution = $10,000 in Contract Year 10
•Nonguaranteed Withdrawal of $776 in Contract Year 14
•Withdrawals equal to LPA in Contract Years 6-13, and Contract Years 15+
•No withdrawals were taken that would result in withdrawal charges under the contract.
•The contract is not a Qualified Annuity contract.
•The Rider remains in effect during the period covered in this example.

Contract Year	Primary Annuitant's Age on APD*	Spousal Annuitant's Age on APD	Contribu-tions	LPA	Annual Withdrawal	Adjusted Nonguaranteed Withdrawal	Hypothetical Account Value on APD (A)	Bonus	Bonus Base	Step-Up Base	Payment Base at end of APD (B)
1	63	60	$100,000	N/A	$0	$0	$104,500	$4,000 (C)	$104,000 (C)	$104,500 (D)	$104,500
2	64	61	$0	N/A	$0	$0	$107,635	$4,000 (C)	$108,000 (C)	$107,635 (D)	$108,000
3	65	62	$0	N/A	$0	$0	$111,940	$4,000 (C)	$112,000 (C)	$111,940 (D)	$112,000
4	66	63	$0	N/A	$0	$0	$115,310	$4,000 (C)	$116,000 (C)	$115,310 (D)	$116,000
5	67	64	$0	N/A	$0	$0	$113,004	$4,000 (C)	$120,000 (C)	$115,310	$120,000
6	68	65	$0	$5,400 (E)	$5,400	$0	$107,604	$0	$120,000	$115,310	$120,000
7	69	66	$0	$5,400	$5,400	$0	$97,900	$0	$120,000	$115,310	$120,000
8	70	67	$0	$5,400	$5,400	$0	$94,458	$0	$120,000	$115,310	$120,000
9	71	68	$0	$5,400	$5,400	$0	$89,058	$0	$120,000	$115,310	$120,000
10	72	69	$10,000(F)	$5,850 (F)	$5,850	$0	$91,226	$0	$130,000 (F)	$125,310 (F)	$130,000
11	73	70	$0	$5,850	$5,850	$0	$86,289	$0	$130,000	$125,310	$130,000
12	74	71	$0	$5,850	$5,850	$0	$76,987	$0	$130,000	$125,310	$130,000
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Contract Year	Primary Annuitant's Age on APD*	Spousal Annuitant's Age on APD	Contribu-tions	LPA	Annual Withdrawal	Adjusted Nonguaranteed Withdrawal	Hypothetical Account Value on APD (A)	Bonus	Bonus Base	Step-Up Base	Payment Base at end of APD (B)
13	75	72	$0	$5,850	$5,850	$0	$72,677	$0	$130,000	$125,310	$130,000
14	76	73	$0	$5,850	$6,626 (G)	$1,493 (G)	$66,778	$0	$128,507 (G)	$123,817 (G)	$128,507
15	77	74	$0	$5,783(G)	$5,783	$0	$61,663	$0	$128,507	$123,817	$128,507
16	78	75	$0	$5,783	$5,783	$0	$58,346	$0	$128,507	$123,817	$128,507
17	79	76	$0	$5,783	$5,783	$0	$53,147	$0	$128,507	$123,817	$128,507
18	80	77	$0	$5,783	$5,783	$0	$46,301	$0	$128,507	$123,817	$128,507
19	81	78	$0	$5,783	$5,783	$0	$38,203	$0	$128,507	$123,817	$128,507
20	82	79	$0	$5,783	$5,783	$0	$33,949	$0	$128,507	$123,817	$128,507
21	83	80	$0	$5,783	$5,783	$0	$27,826	$0	$128,507	$123,817	$128,507
22	84	81	$0	$5,783	$5,783	$0	$22,878	$0	$128,507	$123,817	$128,507
23	85	82	$0	$5,783	$5,783	$0	$17,782	$0	$128,507	$123,817	$128,507
24	86	83	$0	$5,783	$5,783	$0	$11,288	$0	$128,507	$123,817	$128,507
25	87	84	$0	$5,783	$5,783	$0	$4,941	$0	$128,507	$123,817	$128,507
26	88	85	$0	$5,783(H)	$5,783	$0	$0	$0	$128,507	$123,817	$128,507
27	89	86	$0	$5,783	$5,783	$0	$0	$0	$128,507	$123,817	$128,507
28	90	87	$0	$5,783	$5,783	$0	$0	$0	$128,507	$123,817	$128,507
29	91	88	$0	$5,783	$5,783	$0	$0	$0	$128,507	$123,817	$128,507
30	92	89	$0	$5,783	$5,783	$0	$0	$0	$128,507	$123,817	$128,507
31+	93	90	$0	$5,783	$5,783	$0	$0	$0	$128,507	$123,817	$128,507
* APD = Annual Processing Date

(A) The hypothetical Account Value includes deduction of all fees and is after any applicable withdrawal.

(B) The Payment Base is always the greater of the Bonus Base and Step-Up Base.

(C) A Bonus was added to the Bonus Base in Contract Years 1 - 5 because no withdrawals were taken during those Contract Years. The Bonus amount is the Bonus Percentage, which is 4.00% in each of these years, times the total contributions minus total withdrawals, which is $100,000 for each year.

For example, the Bonus in Contract Year 1 is calculated as follows:
•4.00% (Bonus Percentage) x $100,000 (total contributions) – 4.00% (Bonus Percentage) x $0 (total withdrawals) = $4,000 Bonus amount. This calculation is the same in each of the 5 years.

The Bonus Base after the Bonus in Contract Year 1 is $100,000 + $4,000 = $104,000; the Bonus Base after the Bonus in Contract Year 2 is $104,000 + $4,000 = $108,000; the Bonus Base after the Bonus in Contract Year 3 is $108,000 + $4,000 = $112,000; the Bonus Base after the Bonus in Contract Year 4 is $112,000 + $4,000 = $116,000; the Bonus Base after the Bonus in Contract Year 5 is $116,000 + $4,000 = $120,000.
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(D) In Contract Year 1, the Step-Up Base increases to $104,500 because the hypothetical Account Value ($104,500) is larger than the Step-Up Base in Contract Year 1($100,000). After the Step-Up, the Step-Up Base ($104,500) is larger than the Bonus Base ($104,000) and therefore the Payment Base is equal to the Step-Up Base of $104,500. In Contract Years 2-4, the Step-Up Base increases to the Account Value, because the Account Value is larger than the previous years' Step-Up Base, however the Payment Base is not affected because the Bonus Base is higher than the Step-Up Base in each Contract Year. In Contract Years 5+, the Step-Up Base is always larger than the Account Value, and thus is not stepped up.

(E) In Contract Year 6, the LPA is determined, since this is the first withdrawal on or after the Age 60 Contract Anniversary. The LPA is the Withdrawal Percentage times the Payment Base:
•4.5% (Withdrawal Percentage) x $120,000 (Payment Base) = $5,400 (LPA)

(F) The $10,000 additional contribution made at the beginning of Contract Year 10 increases the Bonus Base and Step-Up Base (and therefore the Payment Base) dollar-for-dollar.

•$120,000 Bonus Base + $10,000 additional contribution amount = $130,000 Bonus Base after the additional contribution.

•$115,310 Step-Up Base + $10,000 additional contribution amount = $125,310 Step-Up Base after the additional contribution.

The LPA is recalculated using the Withdrawal Percentage times the Payment Base after the additional contribution:
•4.5% (Withdrawal Percentage) x $130,000 (Payment Base) = $5,850 (LPA)

(G) In Contract Year 14, a Nonguaranteed Withdrawal in the amount of $776 ($6,626 amount withdrawn - $5,850 LPA) is taken. The Adjusted Nonguaranteed Withdrawal amount is the Nonguaranteed Withdrawal amount multiplied by the greater of 1 or the ratio of the Payment Base to Account Value, where both values are calculated immediately before the Nonguaranteed Withdrawal. For this calculation, the Account Value before the withdrawal is $67,554, equal to the Account Value after withdrawal ($66,778) plus the withdrawal amount ($776). It is calculated as follows:

•$776 (Nonguaranteed Withdrawal amount) x 1.9244 ($130,000 Payment Base divided by $67,554 Account Value) = $1,493 (Adjusted Nonguaranteed Withdrawal amount)

The Bonus Base and the Step-Up Base (and therefore the Payment Base) are reduced by the Adjusted Nonguaranteed Withdrawal amount:

•$130,000 Bonus Base - $1,493 Adjusted Nonguaranteed Withdrawal amount = $128,507 Bonus Base after the Nonguaranteed Withdrawal.

•$125,310 Step-Up Base - $1,493 Adjusted Nonguaranteed Withdrawal amount = $123,817 Step-Up Base after the Nonguaranteed Withdrawal

The LPA is recalculated after the withdrawal as 4.5% of the Payment Base after the withdrawal: $128,507 x 4.5% = $5,783.

(H) In Contract Year 26, the Account Value is reduced to zero; however, the Payment Base is greater than zero. Therefore, the Rider enters Guaranteed Payment Phase and payments of the LPA continue.
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Example #2
This example illustrates the Individual Rider where withdrawals equal to the LPA, as well as Nonguaranteed Withdrawals have been taken, and Bonuses have been applied. It also illustrates the termination of the Rider if the Account Value is reduced to zero by a Nonguaranteed Withdrawal. All amounts in the table are rounded to the nearest $1.00 in this example.

Assumptions:
•Annuitant's age on date GLIA Rider is purchased = 55
•Initial contribution = $100,000; no additional contributions
•Withdrawals equal to LPA in Contract Years 6-7, 9-13
•Nonguaranteed Withdrawal in Contract Year 8 in the amount of $20,200
•Full Account Value withdrawn in Contract Year 14
•No withdrawals were taken that would result in withdrawal charges under the contract.
•The contract is not a Qualified Annuity contract.
•The Rider remains in effect during the period covered in this example.

Contract Year	Annuitant's Age on APD*	Contributions	LPA	Annual Withdrawal	Adjusted Nonguaranteed Withdrawal	Hypothetical Account Value on APD (A)	Bonus	Bonus Base	Step-Up Base	Payment Base at end of APD (B)
1	55	$100,000	N/A	$0	$0	$99,000	$4,000 (C)	$104,000 (C)	$100,000 (D)	$104,000
2	56		N/A	$0	$0	$98,010	$4,000 (C)	$108,000 (C)	$100,000	$108,000
3	57		N/A	$0	$0	$95,070	$4,000(C)	$112,000 (C)	$100,000	$112,000
4	58		N/A	$0	$0	$92,218	$4,000(C)	$116,000 (C)	$100,000	$116,000
5	59		N/A	$0	$0	$91,295	$4,000 (C)	$120,000 (C)	$100,000	$120,000
6	60		$4,800 (E)	$4,800(E)	$0	$87,408	$0	$120,000	$100,000	$120,000
7	61		$4,800	$4,800	$0	$83,482	$0	$120,000	$100,000	$120,000
8	62		$4,800	$25,000 (F)	$30,484 (F)	$59,317	$0	$89,516(F)	$69,516(F)	$89,516
9	63		$3,581(F)	$3,581	$0	$55,143	$0	$89,516	$69,516	$89,516
10	64		$3,581	$3,581	$0	$51,011	$0	$89,516	$69,516	$89,516
11	65		$3,581	$3,581	$0	$44,880	$0	$89,516	$69,516	$89,516
12	66		$3,581	$3,581	$0	$41,748	$0	$89,516	$69,516	$89,516
13	67		$3,581	$3,581	$0	$38,168	$0	$89,516	$69,516	$89,516
14	68		$3,581	$38,168 (G)	N/A	$0	$0	$0	$0	$0
15	69		$0	$0	$0	$0	$0	$0	$0	$0
    *APD = Annual Processing Date
(A) The hypothetical Account Value includes deduction of all fees and is after any applicable withdrawal.

(B) The Payment Base is always the greater of the Bonus Base and Step-Up Base.
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(C) A Bonus was added to the Bonus Base in Contract Years 1 -5 because no withdrawals were taken during those Contract Years. The Bonus amount is the Bonus Percentage, which is 4.00% in each of these years, times the total contributions minus total withdrawals, which is $100,000 for each year.

For example, the Bonus in Contract Year 1 is calculated as follows:
•4.00% (Bonus Percentage) x $100,000 (total contributions) – 4.00% (Bonus Percentage) x $0 (total withdrawals) = $4,000 Bonus amount. This calculation is the same in each of the 5 years.

The Bonus Base after the Bonus in Contract Year 1 is $100,000 + $4,000 = $104,000; the Bonus Base after the Bonus in Contract Year 2 is $104,000 + $4,000 = $108,000; the Bonus Base after the Bonus in Contract Year 3 is $108,000 + $4,000 = $112,000; the Bonus Base after the Bonus in Contract Year 4 is $112,000 + $4,000 = $116,000; the Bonus Base after the Bonus in Contract Year 5 is $116,000 + $4,000 = $120,000.

(D) In each Contract Year, the hypothetical Account Value is less than the Step-Up Base and thus, the Step-Up Base is not stepped up.

(E) In Contract Year 6, the LPA is determined, since this is the first withdrawal on or after the Age 60 Contract Anniversary. The LPA is the Withdrawal Percentage times the Payment Base:
•4.0% (Withdrawal Percentage) x $120,000 (Payment Base) = $4,800 (LPA)

(F) A Nonguaranteed Withdrawal in the amount of $20,200 ($25,000 amount withdrawn - $4,800 LPA) is taken in Contract Year 8. The Adjusted Nonguaranteed Withdrawal amount is the Nonguaranteed Withdrawal amount multiplied by the greater of 1 or the ratio of the Payment Base to Account Value, where both values are calculated immediately before the Nonguaranteed Withdrawal. For this calculation, the Account Value before the withdrawal is $79,517, equal to the Account Value after withdrawal ($59,317) plus the Nonguaranteed Withdrawal amount ($20,200). It is calculated as follows:

•$20,200 (Nonguaranteed Withdrawal amount) x 1.5091 ($120,000 Payment Base divided by $79,517 Account Value) = $30,484 (Adjusted Nonguaranteed Withdrawal amount)

The Bonus Base and Step-Up Base (and therefore the Payment Base) are reduced by the Adjusted Nonguaranteed Withdrawal amount.

•$120,000 Bonus Base - $30,484 Adjusted Nonguaranteed Withdrawal amount = $89,516 Bonus Base after the Nonguaranteed Withdrawal
•$100,000 Step-Up Base - $30,484 Adjusted Nonguaranteed Withdrawal amount = $69,516 Step-Up Base after the Nonguaranteed Withdrawal

The LPA is recalculated after the withdrawal as 4.0% of the Payment Base after the withdrawal: $89,516 x 4.0% = $3,581.

(G) A Nonguaranteed withdrawal reduces the Account Value to zero in Contract Year 14 and the Rider and Annuity Contract terminate.
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Appendix E-2

Illustration of Guaranteed Lifetime Income Advantage Plus

The following examples demonstrate how the Rider works, based on the stated assumptions. These examples are for illustration only, and do not predict future investment results.

Example #1

This example illustrates the Spousal Rider where withdrawals equal to the Lifetime Payout Amount (LPA), as well as Nonguaranteed Withdrawals have been taken, an additional contribution has been made and Roll-Ups and Step-Ups have been applied. It also illustrates payments for the life of the Primary Annuitant and Spousal Annuitant even though the Account Value has been reduced to zero. All amounts in the table are rounded to the nearest $1.00 in this example.

Assumptions:
•Primary Annuitant's age on the Contract Date = 55; Spousal Annuitant's age on the Contract Date = 52
•Initial contribution = $100,000; additional contribution = $10,000 in Contract Year 10
•Nonguaranteed Withdrawal equal to $5,000 in Contract Year 8; Nonguaranteed Withdrawal of $518 in Contract Year 14
•Withdrawals equal to LPA in Contract Years 9-13, and Contract Years 15+
•No withdrawals were taken that would result in withdrawal charges under the contract.
•The contract is not a Qualified Annuity contract.
•The Rider remains in effect during the period covered in this example.

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Contract Year	Primary Annuitant's Age on APD*	Spousal Annuitant's Age on APD	Contribu-tions	LPA	Annual Withdrawal	Adjusted Nonguaranteed Withdrawal	Hypothetical Account Value on APD (A)	Roll-Up	Roll-Up Base	Step-Up Base	Benefit Base at end of APD (B)
1	55	52	$100,000	N/A	$0	$0	$107,500	$7,000 (C)	$107,000 (C)	$107,500 (D)	$107,500
2	56	53		N/A	$0	$0	$107,635	$7,000 (C)	$114,000 (C)	$107,635 (D)	$114,000
3	57	54		N/A	$0	$0	$111,940	$7,000 (C)	$121,000 (C)	$111,940 (D)	$121,000
4	58	55		N/A	$0	$0	$115,310	$7,000 (C)	$128,000 (C)	$115,310 (D)	$128,000
5	59	56		N/A	$0	$0	$113,004	$7,000 (C)	$135,000 (C)	$115,310	$135,000
6	60	57		N/A	$0	$0	$113,004	$7,000 (C)	$142,000 (C)	$115,310	$142,000
7	61	58		N/A	$0	$0	$108,483	$7,000 (C)	$149,000 (C)	$115,310	$149,000
8	62	59		N/A	$5,000 (E)	$6,733 (E)	$105,653	$0	$142,267 (E)	$108,577 (E)	$142,267
9	63	60		$5,122(F)	$5,122	$0	$100,531	$0	$142,267	$108,577	$142,267
10	64	61	$10,000(G)	$5,482 (G)	$5,482	$0	$103,261	$0	$152,267 (G)	$118,577 (G)	$152,267
11	65	62		$5,482	$5,482	$0	$99,005	$0	$152,267	$118,577	$152,267
12	66	63		$5,482	$5,482	$0	$89,756	$0	$152,267	$118,577	$152,267
13	67	64		$5,482	$5,482	$0	$86,262	$0	$152,267	$118,577	$152,267
14	68	65		$5,482	$6,000 (H)	$967 (H)	$81,060	$0	$151,300 (H)	$117,610 (H)	$151,300
15	69	66		$5,447 (H)	$5,447	$0	$76,632	$0	$151,300	$117,610	$151,300
16	70	67		$5,447	$5,447	$0	$74,459	$0	$151,300	$117,610	$151,300
17	71	68		$5,447	$5,447	$0	$69,965	$0	$151,300	$117,610	$151,300
18	72	69		$5,447	$5,447	$0	$63,327	$0	$151,300	$117,610	$151,300
19	73	70		$5,447	$5,447	$0	$54,922	$0	$151,300	$117,610	$151,300
20	74	71		$5,447	$5,447	$0	$51,881	$0	$151,300	$117,610	$151,300
21	75	72		$5,447	$5,447	$0	$46,124	$0	$151,300	$117,610	$151,300
22	76	73		$5,447	$5,447	$0	$42,269	$0	$151,300	$117,610	$151,300
23	77	74		$5,447	$5,447	$0	$38,298	$0	$151,300	$117,610	$151,300
24	78	75		$5,447	$5,447	$0	$31,528	$0	$151,300	$117,610	$151,300
25	79	76		$5,447	$5,447	$0	$24,713	$0	$151,300	$117,610	$151,300
26	80	77		$5,447	$5,447	$0	$18,733	$0	$151,300	$117,610	$151,300
27	81	78		$5,447	$5,447	$0	$14,431	$0	$151,300	$117,610	$151,300
28	82	79		$5,447	$5,447	$0	$9,626	$0	$151,300	$117,610	$151,300
29	83	80		$5,447	$5,447	$0	$4,195	$0	$151,300	$117,610	$151,300
30	84	81		$5,447 (I)	$5,447	$0	$0	$0	$151,300	$117,610	$151,300
31+	85	82		$5,447	$5,447	$0	$0	$0	$151,300	$117,610	$151,300
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*APD = Annual Processing Date
(A) The hypothetical Account Value includes deduction of all fees and is after any applicable withdrawal.

(B) The Benefit Base is always the greater of the Roll-Up Base and Step-Up Base.

(C) A Roll-Up was added to the Roll-Up Base in Contract Years 1 - 7 because no withdrawals were taken during those Contract Years. The Roll-Up amount is the Roll-Up Percentage, which is 7.00% in each of these years, times the total contributions minus total withdrawals, which is $100,000 for each year.

For example, the Roll-Up in Contract Year 1 is calculated as follows:
•7.00% (Roll-Up Percentage) x $100,000 (total contributions) – 7.00% (Roll-Up Percentage) x $0 (total withdrawals) = $7,000 Roll-Up amount. This calculation is the same in each of the 7 years.

The Roll-Up Base after the Roll-Up in Contract Year 1 is $100,000+ $7,000 = $107,000; the Roll-Up Base after the Roll-Up in Contract Year 2 is $107,000+ $7,000 = $114,000; the Roll-Up Base after the Roll-Up in Contract Year 3 is $114,000+ $7,000 = $121,000; the Roll-Up Base after the Roll-Up in Contract Year 4 is $121,000+ $7,000 = $128,000; the Roll-Up Base after the Roll-Up in Contract Year 5 is $128,000+ $7,000 = $135,000; the Roll-Up Base after the Roll-Up in Contract Year 6 is $135,000+ $7,000 = $142,000; the Roll-Up Base after the Roll-Up in Contract Year 7 is $142,000+ $7,000 = $149,000.

(D) In Contract Year 1, the Step-Up Base increases to $107,500 because the hypothetical Account Value ($107,500) is larger than the Step-Up Base in Contract Year 1 ($100,000). After the Step-Up, the Step-Up Base ($107,500) is larger than the Roll-Up Base ($107,000) and therefore the Benefit Base is equal to the Step-Up Base of $107,500. In Contract Years 2-4, the Step-Up Base increases to the Account Value, because the Account Value is larger than the previous years' Step-Up Base, however the Benefit Base is not affected because the Roll-Up Base is higher than the Step-Up Base in each Contract Year. In Contract Years 5+, the Step-Up Base is always larger than the Account Value, and thus is not stepped up.

(E) In Contract Year 8, the younger spouse has not yet reached age 60, which means it is prior to the LPA Eligibility Date. Therefore, the entire $5,000 withdrawal is a Nonguaranteed Withdrawal. The Adjusted Nonguaranteed Withdrawal amount is the Nonguaranteed Withdrawal amount multiplied by the greater of 1 or the ratio of the Benefit Base to Account Value, where both values are calculated immediately before the Nonguaranteed Withdrawal. For this calculation, the Account Value before the withdrawal is $110,653, equal to the Account Value after withdrawal ($105,653) plus the withdrawal amount ($5,000). It is calculated as follows:

•$5,000 (Nonguaranteed Withdrawal amount) x 1.34655 ($149,000 Benefit Base divided by $110,653 Account Value) = $6,733 (Adjusted Nonguaranteed Withdrawal amount)

The Roll-Up Base and the Step-Up Base (and therefore the Benefit Base) are reduced by the amount of the Adjusted Nonguaranteed Withdrawal:

•$149,000 Roll-Up Base - $6,733 Adjusted Nonguaranteed Withdrawal amount = $142,267 Roll-Up Base after the Nonguaranteed Withdrawal

•$115,310 Step-Up Base - $6,733 Adjusted Nonguaranteed Withdrawal amount = $108,577 Step-Up Base after the Nonguaranteed Withdrawal

(F) In Contract Year 9, the LPA is determined, since this is the first withdrawal on or after the LPA Eligibility Date. The LPA is the Withdrawal Percentage times the Benefit Base times the Spousal Factor:
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•4.0% (Withdrawal Percentage) x $142,267 (Benefit Base) x 90% (Spousal Factor) = $5,122 (LPA)

(G) The $10,000 additional contribution made at the beginning of Contract Year 10 increases the Roll-Up Base and Step-Up Base (and therefore the Benefit Base) dollar-for-dollar.
•$142,267 Roll-Up Base + $10,000 additional contribution amount = $152,267 Roll-Up Base after the additional contribution.

•$108,577 Step-Up Base + $10,000 additional contribution amount = $118,577 Step-Up Base after the additional contribution.

The LPA is recalculated using the Withdrawal Percentage times the Benefit Base after the additional contribution:
•4.0% (Withdrawal Percentage) X $152,267 (Benefit Base) x 90% (Spousal Factor) = $5,482 (LPA)

(H) In Contract Year 14, a Nonguaranteed Withdrawal in the amount of $518 ($6,000 amount withdrawn - $5,482 LPA) is taken. The Adjusted Nonguaranteed Withdrawal amount is the Nonguaranteed Withdrawal amount multiplied by the greater of 1 or the ratio of the Benefit Base to Account Value, where both values are calculated immediately before the Nonguaranteed Withdrawal. For this calculation, the Account Value before the withdrawal is $81,578, equal to the Account Value after withdrawal ($81,060) plus the Nonguaranteed Withdrawal amount ($518).It is calculated as follows:
•$518 (Nonguaranteed Withdrawal amount) x 1.86652 ($152,267 Benefit Base divided by $81,578 Account Value) = $967 (Adjusted Nonguaranteed Withdrawal amount)

The Roll-Up Base and Step-Up Base (and therefore the Benefit Base) are reduced by the Adjusted Nonguaranteed Withdrawal amount:

•$152,267 Roll-Up Base - $967 Adjusted Nonguaranteed Withdrawal amount = $151,300 Roll-Up Base after the Nonguaranteed Withdrawal.

•$118,577 Step-Up Base - $967 Adjusted Nonguaranteed Withdrawal amount = $117,610 Step-Up Base after the Nonguaranteed Withdrawal

The LPA is recalculated after the withdrawal as 4.0%, multiplied by the Benefit Base after the withdrawal, multiplied by the 90% Spousal Factor: $151,300 x 4.0% x 90% = $5,447.

(I) In Contract Year 30, the Account Value is reduced to zero; however the Benefit Base is greater than zero. Therefore, the Rider enters Guaranteed Payment Phase and payments of the LPA continue for as long as either the Primary Annuitant or Spousal Annuitant is alive.

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Example #2
This example illustrates the Individual Rider where withdrawals equal to the LPA, as well as Nonguaranteed Withdrawals have been taken, and Roll-Ups have been applied. It also illustrates the termination of the Rider if the Account Value is reduced to zero by a Nonguaranteed Withdrawal. All amounts in the table are rounded to the nearest $1.00 in this example.

Assumptions:
•Annuitant's age on the Contract Date = 59
•Initial contribution = $100,000; no additional contributions
•Withdrawals equal to LPA in Contract Years 6-11 and 13
•Nonguaranteed Withdrawal in Contract Year 12 in the amount of $18,784
•Full Account Value withdrawn in Contract Year 14
•No withdrawals were taken that would result in withdrawal charges under the contract.
•The contract is not a Qualified Annuity contract.
•The Rider remains in effect during the period covered in this example.

Contract Year	Annuitant's Age on APD*	Contributions	LPA	Annual Withdrawal	Adjusted Nonguaranteed Withdrawal	Hypothetical Account Value on APD (A)	Roll-Up	Roll-Up Base	Step-Up Base	Benefit Base at end of APD (B)
1	59	$100,000	N/A	$0	$0	$99,000	$7,000 (C)	$107,000 (C)	$100,000 (D)	$107,000
2	60		N/A	$0	$0	$98,010	$7,000 (C)	$114,000 (C)	$100,000	$114,000
3	61		N/A	$0	$0	$95,070	$7,000(C)	$121,000 (C)	$100,000	$121,000
4	62		N/A	$0	$0	$92,218	$7,000(C)	$128,000 (C)	$100,000	$128,000
5	63		N/A	$0	$0	$91,295	$7,000 (C)	$135,000 (C)	$100,000	$135,000
6	64		$5,400 (E)	$5,400(E)	$0	$99,408	$0	$135,000	$100,000	$135,000
7	65		$5,400	$5,400	$0	$115,482	$0	$135,000	$115,482(F)	$135,000
8	66		$5,400	$5,400	$0	$128,317	$0	$135,000	$128,317	$135,000
9	67		$6,216(G)	$6,216	$0	$138,143	$0	$135,000	$138,143(G)	$138,143(G)
10	68		$6,216	$6,216	$0	$121,175	$0	$135,000	$138,143	$138,143
11	69		$6,216	$6,216	$0	$99,880	$0	$135,000	$138,143	$138,143
12	70		$6,216	$25,000 (H)	$42,868	$41,748	$0	$92,132(H)	$95,275(H)	$95,275
13	71		$4,287(H)	$4,287	$0	$38,168	$0	$92,132	$95,275	$95,275
14	72		$4,287	$38,168 (I)	N/A	$0	$0	$0	$0	$0
15	73		$0	$0	$0	$0	$0	$0	$0	$0
*APD = Annual Processing Date
(A) The hypothetical Account Value includes deduction of all fees and is after any applicable withdrawal.

(B) The Benefit Base is always the greater of the Roll-Up Base and Step-Up Base.
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(C) A Roll-Up was added to the Roll-Up Base in Contract Years 1 - 5 because no withdrawals were taken during those Contract Years. The Roll-Up amount is the Roll-Up Percentage, which is 7.00% in each of these years, times the total contributions minus total withdrawals, which is $100,000 for each year.

For example, the Roll-Up in Contract Year 1 is calculated as follows:
•7.00% (Roll-Up Percentage) x $100,000 (total contributions) – 7.00% (Roll-Up Percentage) x $0 (total withdrawals) = $7,000 Roll-Up amount. This calculation is the same in each of the 5 years.

The Roll-Up Base after the Roll-Up in Contract Year 1 is $100,000 + $7,000 = $107,000; the Roll-Up Base after the Roll-Up in Contract Year 2 is $107,000 + $7,000 = $114,000; the Roll-Up Base after the Roll-Up in Contract Year 3 is $114,000 + $7,000 = $121,000; the Roll-Up Base after the Roll-Up in Contract Year 4 is $121,000 + $7,000 = $128,000; the Roll-Up Base after the Roll-Up in Contract Year 5 is $128,000 + $7,000 = $135,000.

(D) In Contract Years 1-6, the hypothetical Account Value is less than the Step-Up Base and thus, the Step-Up Base is not stepped up.

(E) In Contract Year 6, the LPA is determined, since this is the first withdrawal on or after the Age 60 Contract Anniversary. The LPA is the Withdrawal Percentage times the Benefit Base:

•4.0% (Withdrawal Percentage) x $135,000 (Benefit Base) = $5,400 (LPA)

(F) In Contract Year 7, the Step-Up Base increases to $115,482 because the hypothetical Account Value ($115,482) is larger than the Step-Up Base in Contract Year 1($100,000). However, the Benefit Base is not affected because the Roll-Up Base is higher than the Step-Up Base.

(G) In Contract Year 9, the Step-Up Base increases to $138,143 because the hypothetical Account Value ($138,143) is larger than the previous Step-Up Base ($100,000). After the Step-Up, the Step-Up Base ($138,143) is larger than the Roll-Up Base ($135,000) and therefore the Benefit Base is equal to the Step-Up Base of $138,143. Because the Annuitant’s attained age is 67, she has crossed into a new Withdrawal Percentage Age Band and is eligible for an increased withdrawal percentage of 4.5%. The LPA is recalculated as:

•4.5% (Withdrawal Percentage) x $138,143 (Benefit Base) = $6,216 (LPA)

(H) A Nonguaranteed Withdrawal in the amount of $18,784 ($25,000 amount withdrawn - $6,216 LPA) is taken in Contract Year 12. The Adjusted Nonguaranteed Withdrawal amount is the Nonguaranteed Withdrawal amount multiplied by the greater of 1 or the ratio of the Benefit Base to Account Value, where both values are calculated immediately before the Nonguaranteed Withdrawal. For this calculation, the Account Value before the withdrawal is $60,532, equal to the Account Value after withdrawal ($41,748) plus the Nonguaranteed Withdrawal amount ($18,784). It is calculated as follows:
•$18,784 (Nonguaranteed Withdrawal amount) x 2.28215 ($138,143 Benefit Base divided by $60,532 Account Value) = $42,868 (Adjusted Nonguaranteed Withdrawal amount)

The Roll-Up Base and Step-Up Base (and therefore the Benefit Base) are reduced by the Adjusted Nonguaranteed Withdrawal amount.

•$135,000 Roll-Up Base - $42,868 Adjusted Nonguaranteed Withdrawal amount = $92,132 Roll-Up Base after the Nonguaranteed Withdrawal
•$138,143 Step-Up Base - $42,868 Adjusted Nonguaranteed Withdrawal amount = $95,275 Step-Up Base after the Nonguaranteed Withdrawal

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The LPA is recalculated after the withdrawal as 4.5% of the Benefit Base after the withdrawal: $95,275 x 4.5% = $4,287.

(I) A Nonguaranteed Withdrawal reduces the Account Value to zero in Contract Year 14 and the Rider and annuity contract terminate
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Appendix F

Total Annual Portfolio Operating Expense Table

Portfolio	Management Fees	12b-1 Fee	Other Expenses	Acquired Funds Fees and Expenses	Total Annual Expenses	Contractual Fee Waivers/ Reimbursements	Total Annual Expenses after Fee Waivers / Reimbursements
American Funds I.S. The Bond Fund of America, Class 4	0.36%	0.25%	0.29%	N/A	0.90%	0.19%	0.71%
American Funds I.S. Capital Income Builder, Class 4 [1]	0.48%	0.25%	0.30%	N/A	1.03%	0.25%	0.78%
American Funds I.S. Global Growth, Class 4	0.51%	0.25%	0.30%	N/A	1.06%	N/A	1.06%
American Funds I.S. Growth, Class 4	0.32%	0.25%	0.29%	N/A	0.86%	N/A	0.86%
American Funds I.S. Growth-Income, Class 4	0.26%	0.25%	0.29%	N/A	0.80%	N/A	0.80%
American Funds I.S. Managed Risk Asset Allocation, Class P2 [1,2,4]	0.15%	0.25%	0.26%	0.29%	0.95%	0.05%	0.90%
American Funds I.S. New World, Class 4 [1]	0.70%	0.25%	0.32%	N/A	1.27%	0.18%	1.09%
BlackRock Capital Appreciation V.I., Class III [3]	0.65%	0.25%	0.29%	N/A	1.19%	0.11%	1.08%
BlackRock Global Allocation V.I., Class III [3,4,13]	0.64%	0.25%	0.22%	0.02%	1.13%	0.12%	1.01%
BlackRock High Yield V.I., Class III [3]	0.46%	0.25%	0.21%	N/A	0.92%	0.10%	0.82%
BlackRock Total Return V.I., Class III [3,4]	0.41%	0.25%	0.26%	0.01%	0.93%	0.10%	0.83%
Columbia VP – Select Mid Cap Value, Class 1 [5]	0.82%	N/A	0.06%	N/A	0.88%	0.05%	0.83%
Columbia VP – Small Cap Value, Class 2 [4,5]	0.86%	0.25%	0.14%	N/A	1.25%	0.12%	1.13%
DWS Small Cap Index VIP, Class B [6]	0.35%	0.25%	0.19%	N/A	0.79%	0.12%	0.67%
Fidelity VIP Asset Manager, Service Class 2 [4]	0.48%	0.25%	0.11%	0.01%	0.85%	N/A	0.85%
Fidelity VIP Balanced, Service Class 2	0.38%	0.25%	0.10%	N/A	0.73%	N/A	0.73%
Fidelity VIP Bond Index, Service Class 2	0.09%	0.25%	0.03%	N/A	0.37%	N/A	0.37%
Fidelity VIP Contrafund, Service Class 2	0.53%	0.25%	0.08%	N/A	0.86%	N/A	0.86%
Fidelity VIP Disciplined Small Cap, Service Class 2	0.45%	0.25%	0.15%	N/A	0.85%	N/A	0.85%
Fidelity VIP Equity-Income, Service Class 2	0.43%	0.25%	0.10%	N/A	0.78%	N/A	0.78%
Fidelity VIP Extended Market Index, Service Class 2	0.06%	0.25%	0.07%	N/A	0.38%	N/A	0.38%
Fidelity VIP Freedom 2010, Service Class 2 [4]	N/A	0.25%	N/A	0.45%	0.70%	N/A	0.70%
Fidelity VIP Freedom 2015, Service Class 2 [4]	N/A	0.25%	N/A	0.49%	0.74%	N/A	0.74%
Fidelity VIP Freedom 2020, Service Class 2 [4]	N/A	0.25%	N/A	0.53%	0.78%	N/A	0.78%
Fidelity VIP Freedom 2025, Service Class 2 [4]	N/A	0.25%	N/A	0.56%	0.81%	N/A	0.81%
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Portfolio	Management Fees	12b-1 Fee	Other Expenses	Acquired Funds Fees and Expenses	Total Annual Expenses	Contractual Fee Waivers/ Reimbursements	Total Annual Expenses after Fee Waivers / Reimbursements
Fidelity VIP Freedom 2030, Service Class 2 [4]	N/A	0.25%	N/A	0.59%	0.84%	N/A	0.84%
Fidelity VIP Government Money Market, Initial Class	0.16%	N/A	0.08%	N/A	0.24%	N/A	0.24%
Fidelity VIP Growth, Service Class 2	0.53%	0.25%	0.09%	N/A	0.87%	N/A	0.87%
Fidelity VIP High Income, Service Class 2	0.55%	0.25%	0.12%	N/A	0.92%	N/A	0.92%
Fidelity VIP Index 500, Service Class 2	0.045%	0.25%	0.055%	N/A	0.35%	N/A	0.35%
Fidelity VIP International Index, Service Class 2	0.11%	0.25%	0.06%	N/A	0.42%	N/A	0.42%
Fidelity VIP Investment Grade Bond, Service Class 2	0.30%	0.25%	0.09%	N/A	0.64%	N/A	0.64%
Fidelity VIP Mid Cap, Service Class 2	0.53%	0.25%	0.09%	N/A	0.87%	N/A	0.87%
Fidelity VIP Overseas, Service Class 2	0.66%	0.25%	0.13%	N/A	1.04%	N/A	1.04%
Fidelity VIP Target Volatility, Service Class 2 [4,7]	0.30%	0.25%	0.00%	0.48%	1.03%	0.15%	0.88%
Fidelity VIP Total Market Index, Service Class 2	0.07%	0.25%	0.05%	N/A	0.37%	N/A	0.37%
FT Franklin Growth and Income VIP, Class 2 [8]	0.63%	0.25%	0.20%	N/A	1.08%	0.24%	0.84%
FT Franklin Income VIP, Class 2 [4,9]	0.46%	0.25%	0.01%	0.01%	0.73%	0.01%	0.72%
FT Franklin Large Cap Growth VIP, Class 2	0.75%	0.25%	0.09%	N/A	1.09%	N/A	1.09%
FT Franklin Mutual Shares VIP, Class 2 [10]	0.68%	0.25%	0.05%	N/A	0.98%	N/A	0.98%
FT Franklin Small Cap Value VIP, Class 2	0.65%	0.25%	0.03%	N/A	0.93%	N/A	0.93%
FT Templeton Foreign VIP, Class 2 [4,9]	0.81%	0.25%	0.05%	0.02%	1.13%	0.02%	1.11%
FT Templeton Global Bond VIP, Class 2 [4,9]	0.46%	0.25%	0.04%	0.04%	0.79%	0.05%	0.74%
FT Templeton Growth VIP, Class 2	0.84%	0.25%	0.07%	N/A	1.16%	N/A	1.16%
Guggenheim VT Global Managed Futures Strategy [4,11,12]	0.96%	N/A	0.84%	0.11%	1.91%	0.08%	1.83%
Guggenheim VT Long Short Equity [12]	0.90%	N/A	0.83%	N/A	1.73%	N/A	1.73%
Guggenheim VT Multi-Hedge Strategies [4,11,12]	1.18%	N/A	0.50%	0.23%	1.91%	0.05%	1.86%
Invesco V.I. American Franchise, Series II	0.67%	0.25%	0.19%	N/A	1.11%	N/A	1.11%
Invesco V.I. American Value, Series II	0.72%	0.25%	0.21%	N/A	1.18%	N/A	1.18%
Invesco V.I. Comstock, Series II [4]	0.57%	0.25%	0.18%	0.01%	1.01%	N/A	1.01%
Invesco V.I. Discovery Mid Cap Growth, Series II 14	0.68%	0.25%	0.18%	N/A	1.11%	0.06	1.05%
Invesco V.I. International Growth, Series II 4	0.71%	0.25%	0.20%	0.01%	1.17%	N/A	1.17%
Morgan Stanley VIF Emerging Markets Debt, Class II [15]	0.75%	0.25%	0.40%	N/A	1.40%	0.20%	1.20%
Morgan Stanley VIF Emerging Markets Equity, Class II [15,16]	0.85%	0.25%	0.45%	N/A	1.55%	0.25%	1.30%
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Portfolio	Management Fees	12b-1 Fee	Other Expenses	Acquired Funds Fees and Expenses	Total Annual Expenses	Contractual Fee Waivers/ Reimbursements	Total Annual Expenses after Fee Waivers / Reimbursements
Morgan Stanley VIF U.S. Real Estate, Class II [16]	0.70%	0.25%	0.29%	N/A	1.24%	0.17%	1.07%
PIMCO VIT All Asset, Advisor Class [4,17]	0.425%	0.25%	N/A	0.80%	1.475%	0.10%	1.375%
PIMCO VIT CommodityRealReturn Strategy, Advisor Class [4,18]	0.74%	0.25%	0.35%	0.14%	1.48%	0.14%	1.34%
PIMCO VIT International Bond (US Dollar-Hedged), Advisor Class [19]	0.75%	0.25%	0.04%	N/A	1.04%	N/A	1.04%
PIMCO VIT Long-Term U.S. Government, Advisor Class [20]	0.475%	0.25%	0.22%	N/A	0.945%	N/A	0.945%
PIMCO VIT Low Duration, Advisor Class [21]	0.50%	0.25%	0.04%	N/A	0.79%	N/A	0.79%
PIMCO VIT Real Return, Advisor Class [22]	0.50%	0.25%	0.19%	N/A	0.94%	N/A	0.94%
PIMCO VIT Total Return, Advisor Class [23]	0.50%	0.25%	0.04%	N/A	0.79%	N/A	0.79%
TOPS Managed Risk Moderate Growth ETF, Class 3 [4,24]	0.30%	0.35%	0.10%	0.09%	0.84%	N/A	0.84%
Touchstone VST Balanced, Class SC [4,25,26]	0.55%	0.25%	0.35%	0.01%	1.16%	0.36%	0.80%
Touchstone VST Bond, Class SC [4,26]	0.40%	N/A	0.37%	0.03%	0.80%	N/A	0.80%
Touchstone VST Common Stock, Class SC [26]	0.50%	N/A	0.40%	N/A	0.90%	N/A	0.90%

(1)The fund's adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modified or terminated with the approval of the fund's board.
(2)The fund's AFFE has been restated to reflect current fees. The fund's adviser is currently waiving a portion of its management fee equal to 0.05% of the fund's net assets. This waiver will be in effect through at least May 1, 2022. The waiver may only be modified or terminated with the approval of the fund's board.
(3)As described in the “Management of the Funds” section of the fund’s prospectus, the fund's advisor has contractually agreed to waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses after fee waivers and/or expense reimbursements (excluding dividend expense, interest expense, acquired fund fees and expenses ("AFFE") and certain other fund expenses) to 1.50% of average daily net assets through April 30, 2022. The fund's advisor has also contractually agreed to reimburse fees, through April 30, 2022, in order to limit certain operational and recordkeeping fees to 0.08% of average daily net assets for the Capital Appreciation V.I. Fund, 0.07% of average daily net assets for the Global Allocation V.I. Fund, 0.05% of average daily net assets for the High Yield V.I. Fund, and 0.06% of average daily net assets for the Total Return V.I. Fund. The fund's advisor has contractually agreed to waive the management fee with respect to any portion of the fund's assets estimated to be attributable to investments in other equity and fixed-income mutual funds and ETFs managed by the fund's advisor or its affiliates that have a contractual management fee, through April 30, 2022. Each of these contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the fund or by a vote of a majority of the outstanding voting securities of the fund.
(4)The fund's total annual fund operating expenses do not correlate to the ratio of expenses to average net assets shown in the financial highlights section of the fund's prospectus because the ratio of expenses included in the financial highlights does not include AFFE.
(5)The fund's advisor and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, AFFE, and infrequent and/or unusual expenses) through April 30, 2022, unless sooner terminated at the sole discretion of the fund's board of trustees. Under this agreement, the fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.83% for the Columbia VP -- Select Mid Cap Value Fund and 1.13% for the Columbia VP -- Small Cap Value Fund.
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(6)Through April 30, 2022, the fund's adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the fund's total annual operating expenses at a ratio no higher than 0.67%, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses, and AFFE. The agreement may only be terminated with the consent of the fund's board.
(7)The fund's advisor has contractually agreed to waive 0.05% of the fund’s management fee. This arrangement will remain in effect through April 30, 2022. In addition, the advisor has contractually agreed to reimburse 0.10% of class-level expenses. This arrangement will remain in effect for at least one year from the effective date of the fund’s prospectus and will remain in effect thereafter as long as Service Class 2 shares of the fund continue to be sold to unaffiliated insurance companies. If Service Class 2 shares are no longer sold to unaffiliated insurance companies, the advisor, in its sole discretion, may discontinue the arrangement.
(8)The fund's investment manager has contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees, AFFE, and certain non-routine expenses) do not exceed 0.59% until April 30, 2022.
(9)The fund's investment manager has contractually agreed in advance to reduce its fees as a result of the fund's investment in Franklin Templeton affiliated funds through at least April 30, 2022.
(10)Other expenses include 0.02% of dividend expense and security borrowing fees for securities sold short.
(11)The fund's advisor has contractually agreed to waive the management fee it receives from the fund in an amount equal to the management fee paid to the advisor by its subsidiary. This undertaking will continue in effect for so long as the fund invests in the subsidiary, and may be terminated only with the approval of the fund’s board of trustees. In addition, the advisor has contractually agreed through May 1, 2022, to waive the amount of the fund's management fee to the extent necessary to offset the proportionate share of any management fee paid by the fund with respect to any fund investment in an underlying fund for which the advisor or any of its affiliates also serves as investment manager. The agreement may be terminated by the fund's advisor at the conclusion of any one-year term or by the fund's board of trustees at any time, and when the fund's advisor ceases to serve as such.
(12)"Other Expenses” does not include fees paid to the fund’s swap contract counterparties, or the management fees, performance fees, and expenses of the reference assets or trading vehicles underlying such swap contracts. These fees and expenses, which are not reflected in this annual fund operating expenses table, are embedded in the returns of the swap contracts (i.e., the fees and expenses reduce the investment return of the swap contracts) and represent an indirect cost of investing in the fund.
(13)"Other Expenses" includes an interest expense of 0.01%.
(14)The adviser of the Invesco V.I. Discovery Mid Cap Growth Fund has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding AFFE and certain items discussed below) to 1.05% of the fund’s average daily net assets (the “expense limit”). In determining the adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Unless the adviser continues the fee waiver agreements, they will terminate on May 31, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limit or reduce the advisory fee waiver without approval of the fund's board of trustees.
(15)The fund's affiliated distributor has agreed to waive 0.20% of the 0.25% 12b-1 fee that it may receive. This fee waiver will continue for at least one year or until such time as the fund's board of directors acts to discontinue all or a portion of such waiver when it deems such action is appropriate.
(16)The fund's adviser has agreed to reduce its advisory fee and/or reimburse the fund so that total annual fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed (i) 1.30% with respect to the VIF Emerging Markets Equity Portfolio and (ii) 1.07% with respect to the VIF U.S. Real Estate Portfolio. These fee waivers and/or expense reimbursements will continue for at least one year or until such time as the fund's board of directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
(17)AFFE includes interest expense of the underlying PIMCO funds of 0.06%. Interest expense can result from certain transactions within the underlying PIMCO funds and is separate from the management fees paid to the fund's advisor. Excluding interest expense of the underlying PIMCO funds, the total annual portfolio operating expense after fee waiver and/or expenses reimbursement is 1.315%. The advisor has contractually agreed, through May 1, 2022, to reduce its advisory fee to the extent that the underlying PIMCO fund expenses attributable to advisory and supervisory and administrative fees exceed 0.64% of the total assets invested in underlying PIMCO funds. The advisor may recoup these waivers in future periods, not exceeding three years from the date of the waiver, provided total expenses, including such recoupment, do not exceed the annual expense limit that was in place at the time the amount being recouped was originally waived and the current annual expense limit. This waiver will automatically renew for one-year terms unless the advisor provides written notice to the trust at least 30 days prior to the end of the then current term. The fee reduction is implemented based on a calculation of underlying PIMCO fund expenses attributable to advisory and supervisory and administrative fees that is different from the calculation of AFFE listed in the table above.
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(18)"Other Expenses” include interest expense of 0.35%. Interest expense is borne by the Portfolio separately from the management fees paid to the fund's advisor. Excluding interest expense, total annual portfolio operating expenses after fee waiver and/or expense reimbursement is 0.99%. The fund's advisor has contractually agreed to waive the portfolio’s advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Portfolio I Ltd. (the Subsidiary) to the advisor. The Subsidiary pays the advisor a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by the advisor and will remain in effect for as long as the advisor’s contract with the Subsidiary is in place.
(19)"Other Expenses” include interest expense of 0.04%. Interest expense is borne by the Portfolio separately from the management fees paid to the advisor. Excluding interest expense, the total annual portfolio operating expense is 1.00%.
(20)"Other Expenses” include interest expense of 0.22%. Interest expense is borne by the Portfolio separately from the management fees paid to the advisor. Excluding interest expense, total annual portfolio operating expenses are 0.725%.
(21)"Other Expenses” include interest expense of 0.04%. Interest expense is borne by the Portfolio separately from the management fees paid to the advisor. Excluding interest expense, total annual portfolio operating expenses are 0.75%.
(22)"Other Expenses” include interest expense of 0.19%. Interest expense is borne by the Portfolio separately from the management fees paid to the advisor. Excluding interest expense, the total annual portfolio operating expenses are 0.75%.
(23)"Other Expenses” include interest expense of 0.04%. Interest expense is borne by the Portfolio separately from the management fees paid to the advisor. Excluding interest expense, the total annual portfolio operating expenses are 0.75%.
(24)Other expenses are contractually limited to 0.10%.
(25)Other expenses and AFFE for Class SC shares of the Fund are estimated based on fees and expenses incurred by Class I shares of the Fund for the year ended December 31, 2020 and expenses of similar Touchstone Funds. Class SC shares of the Fund commenced operations on April 13, 2021.
(26)The advisor and the fund have entered into a contractual expense limitation agreement whereby the advisor will waive a portion of its fees or reimburse certain fund expenses (excluding dividend and interest expense related to short sales, interest, taxes, brokerage commissions and other transaction costs, portfolio transactions and investment related expenses, including expenses associated with the fund's liquidity providers, other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles, the cost of AFFE, if any, and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual fund operating expenses to 0.97% of average daily net assets of the Bond Fund, 1.06% of average daily net assets of the Common Stock Fund, and 0.79% of average daily net assets of the Balanced Fund. This contractual expense limitation is effective through April 29, 2022, but can be terminated by a vote of the fund’s board of trustees if it deems the termination beneficial to the fund's shareholders. The terms of the contractual expense limitation agreement provide that the advisor is entitled to recoup, subject to approval by the fund’s board, such amounts waived or reimbursed for a period of up to three years from the date on which the advisor reduced its compensation or assumed expenses for the fund. The fund will make repayments to the advisor only if such repayment does not cause the annual fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the fund's current expense limitation.

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To request a copy of the Statement of Additional Information for the National Integrity Life Pinnacle V (post 1-1-12), dated May 1, 2021, remove this page and mail it to us at the Administrative Office listed in the Glossary, or call us at the number listed in the Glossary.

Name:_____________________________ Phone: ____________________________	Address:______________________________ ______________________________________

Pinnacle V (post 1-1-12) National Integrity    104

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2021

Pinnacle (before April 30, 1998)
Pinnacle III (May 1, 1998 to December 31, 2002)
Pinnacle IV (January 1, 2002 to April 30, 2007)
Pinnacle V (May 1, 2007 to December 31, 2011)
Pinnacle V (post 1-1-12)
Deferred Flexible Premium Variable Annuities
Issued By National Integrity Life Insurance Company
Through Separate Account I of National Integrity Life Insurance Company

This Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the applicable variable annuity prospectus dated May 1, 2021.

A copy of the prospectuses to which this SAI relates is available at no charge by writing the Administrative Office at National Integrity Life Insurance Company, PO Box 5720 Cincinnati, Ohio 45201-5720, or by calling 1-800-433-1778.

Table of Contents	Page
General Information and History........................................................................................................................	1
Administration and Distribution of the Contracts...............................................................................................	1
Performance Data and Illustrations...................................................................................................................	2
Distributions from Tax-Favored Retirement Programs......................................................................................	3
Financial Statements........................................................................................................................................	5

General Information and History

National Integrity Life Insurance Company (National Integrity) is a New York life insurance company organized on November 22, 1968. The administrative office is located at 400 Broadway, Cincinnati, Ohio 45202. National Integrity, the depositor of Separate Account I, is a wholly owned subsidiary of Integrity Life Insurance Company (Integrity), an Ohio life insurance company, which is a wholly owned subsidiary of The Western and Southern Life Insurance Company (WSLIC), an Ohio life insurance company organized on February 23, 1888. WSLIC is a wholly owned subsidiary of Western & Southern Financial Group, Inc., an Ohio corporation, which is wholly owned by Western & Southern Mutual Holding Company, an Ohio mutual insurance holding company.

Administration and Distribution of the Contracts

Administration
National Integrity has responsibility for administration of Separate Account I (the Separate Account) and the variable annuity contracts issued through the Separate Account (Contracts). National Integrity has entered into Service Agreements with Integrity and WSLIC to provide certain services, including administrative services for the Separate Account and the Contracts. Compensation for these services, which are paid by National Integrity, is based on the charges and expenses incurred by the service provider, and will reflect actual costs to the extent reasonably possible.

Custodian
National Integrity is the custodian of the assets of the Separate Account.  The shares are held in book-entry form. National Integrity maintains a record of all purchases and redemptions of shares of the underlying portfolios.

Underwriter
Touchstone Securities, Inc. (Touchstone Securities), 400 Broadway, Cincinnati, Ohio 45202, an indirect subsidiary of WSLIC and an affiliate of National Integrity, is the principal underwriter of the Contracts. Touchstone Securities is registered under the Securities Exchange Act of 1934 as a broker-dealer and is a member in good standing of the

Financial Industry Regulatory Authority (FINRA). The Contracts are offered through Touchstone Securities on a continuous basis. The amount of distribution allowances paid to Touchstone Securities from National Integrity for underwriting its variable annuities was $1,799,873 in 2020, $2,229,165 in 2019, and $2,265,535 in 2018. Touchstone Securities did not retain distribution allowances during these years.

Sales
The Contracts are sold by insurance agents licensed in the states where the Contracts may be lawfully sold.  The agents are also registered representatives of broker-dealers, which are registered under the Securities Exchange Act of 1934 and are members of FINRA.

We make payments to the broker-dealer firms that distribute our Contracts in the form of commissions and other incentives. We may make payments in the form of expense reimbursements or marketing allowances to the broker-dealers that distribute our Contracts in exchange for privileges, including additional or special access to broker-dealers' sales staff, opportunities to provide and attend training and other conferences, and marketing enhancements of our Contracts. The method for calculating any additional compensation may include consideration of the level of sales or assets attributable to the firm. Not all broker-dealers receive additional compensation and the amount of compensation varies by firm. These payments could be significant to a firm, and could create a conflict of interest between the firm or representative and the customer. These payments could provide incentive to a firm or representative to recommend a Contract that is not in a customer’s best interest. We generally choose to compensate broker-dealers that have a strong capability to distribute the Contracts and that are willing to cooperate with our promotional efforts.

The following list includes the names of firms that received expense reimbursement or marketing allowance payments of more than $5,000 with respect to variable annuities sold for Integrity and National Integrity during the last calendar year.

American Portfolios Financial Services, Inc.	LPL Financial LLC

Performance Data and Illustrations

We may provide performance information and illustrations using performance information. Performance information may be based on historical returns of the Variable Account Options. At any time in the future, performance will likely be higher or lower than in the past. Historical performance does not predict future results.

Performance Data
In advertisements or in information furnished to you, we may provide the average annual total return and the cumulative total return of the units of the Variable Account Options. The money market option may also from time to time include the yield and effective yield of its units. Performance information is computed separately for each Variable Account Option in accordance with the formulas described below.

Total return reflects all aspects of the return of a Variable Account Option, including the automatic reinvestment of all distributions and the deduction of all charges that apply on an annual basis. Performance represents annualized percentage change in net assets of a Variable Account Option, based on a hypothetical $1,000 investment, the performance of the underlying portfolios and the charges that would have been made during the periods shown. Premium taxes, if applicable, are not reflected. Returns are not annualized for periods less than one year.

Average annual total returns are calculated by determining the growth or decline in value of a hypothetical investment in the Variable Account Option over certain periods, including 1, 3, 5, and 10 years and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period.

Investors should realize that a Variable Account Option's performance is not constant over time, but changes from year to year, and that the average annual returns represent the averages of historical periods as opposed to the actual historical performance of a Variable Account Option during any portion of the period shown. Average annual returns are calculated using this formula:
2

P (1+T)n = ERV, where P is a hypothetical initial payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the redeemable value at the end of the period.

Standardized returns are average annual total returns calculated from the Variable Account Inception Date, which represents the date the Variable Account Option was available in the Contract. Standardized returns reflect the standard death benefit and the deduction of all Contract expenses, including portfolio level expenses, the annual mortality and expense risk charge, annual administration charge and the withdrawal charge. The cost of the optional Guaranteed Lifetime Income Advantage Rider (GLIA) is not included. If the cost of the GLIA Rider were included, the returns would be lower.

Non-standardized returns are calculated from the Fund Inception Date, which represents the inception date of the underlying fund, rather than the date it was included in the Contract. Performance that predates the inclusion in the Contract is hypothetical and has been adjusted to include the standard death benefit and Contract expenses. Two sets of non-standardized returns may be presented, each reflecting the deduction of portfolio level expenses, the annual mortality and expense risk charge and the annual administration charge. One set also reflects the withdrawal charge. The cost of the optional Guaranteed Lifetime Income Advantage Rider is not included. If the cost of the GLIA Rider were included, the returns would be lower.

Cumulative total returns are unaveraged and reflect the simple percentage change in the value of a hypothetical investment in the Variable Account Option over a stated period of time. In addition to the period since inception, cumulative total returns may be calculated on a year-to-date basis at the end of each calendar month in the current calendar year. The last day of the period for year-to-date returns is the last day of the most recent calendar month at the time of publication.

Yields quoted in advertising reflect the change in value of a hypothetical investment in a Variable Account Option over a stated period of time, not taking into account capital gains or losses, or any withdrawal charges. Yields are annualized and stated as a percentage.

Current yield and effective yield are calculated for the money market option. Current yield is based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less Contract charges that would have applied during the period (the base period), and stated as a percentage of the investment at the start of the base period (the base period return). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent.

Effective yield assumes that all dividends received during an annual period have been reinvested. This compounding effect causes effective yield to be higher than current yield. Calculation of effective yield begins with the same base period return used in the calculation of current yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [(Base Period Return + 1)365/7] – 1

Individualized Illustrations
National Integrity may provide computer-generated illustrations using programs available through third party firms to provide registered representatives and existing or potential Contracts owners with individualized hypothetical illustrations. The illustrations may include contract values and returns for some or all of the Variable Account Options. Such illustrations may include graphs, bar charts and other types of formats.

Hypothetical values may be based on: (i) the results of a hypothetical contribution to a Contract invested in a single or multiple Variable Account Options using standardized and non-standardized average annual returns; or (ii) the results of a hypothetical contribution to a Contract using either static or variable assumed rates of return, as allowed by law.

Distributions From Tax-Favored Qualified Retirement Programs

Distributions from qualified plans are subject to ordinary income tax. Special rules may apply to withdrawals from certain types of qualified plans, including Roth IRAs. You should consult with your tax adviser to determine how these rules affect the distribution of your benefits.
3

Section 72(t) of the Internal Revenue Code provides that any amount received under a qualified contract, which is included in income, may be subject to an additional federal tax. The amount of the additional federal tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the additional federal tax. There is an exception to this 10% additional federal tax for:

1) distributions made on or after the date you (or the Annuitant as applicable) reach age 59 ½;
2)    distributions following your death or disability (or the Annuitant as applicable) (for this purpose “disability” is defined in Code Section 72(m)(7);
3)    distributions paid in series of substantially equal payments made annually (or more frequently) for your life (or life expectancy) or joint lives (or life expectancies) of you and designated beneficiary;
4) distributions made to you after separation from service after attaining age 55 (does not apply to IRAs);
5)    distributions made to you to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to you for amounts paid during the taxable year for medical care (determined without regard to whether you itemize deductions for such taxable year);
6)    distributions to an alternate payee pursuant to a qualified domestic relations order (within the meaning of Code Section 414(p)(1));
7)    distributions from an IRA for the health insurance (as described in Code Section 213(d)(1)(D)) for you and your spouse and dependents if you have received unemployment compensation for at least 12 weeks (this exception will no longer apply after you have been re-employed for at least 60 days);
8)    distributions from an IRA made to you, to the extent such distributions do not exceed your qualified higher education expenses (as defined in Code Section 72(t)(7)) for the tax year;
9)    distributions from an IRA which are qualified first-time homebuyer distributions (as defined in Code Section 72(t)(8));
10)    distributions made to a reservist called to active duty after September 11, 2001, for a period in excess of 179 days (or for an indefinite period), from IRAs or amounts attributable to elective deferrals under a 401(k) plan made during such active period;
11)    distributions made on account of an IRS levy upon a qualified contract; and
12)    distributions from an eligible retirement plan (including an IRA) of up to $5,000 made to you with respect to any qualified birth or adoption.

With respect to 3) above, if the series of substantially equal periodic payments is modified (other than by reason of death or disability) before the close of the 5-year period beginning with the date of the first payment and after you attain age 59 ½, or before you attain age 59 ½, then the tax for the year of the modification is increased by the 10% additional federal tax, plus interest for the tax years in which the exception was used. You should consult with your tax adviser before taking any partial withdrawals from your Contract.

Participants in qualified plans (other than IRAs), with the exception of five-percent owners, generally must begin receiving distributions by April 1 of the calendar year following the later of either (i) the year in which the participant reaches the qualified age under IRS regulations (for an owner that reached age 70½ on or before December 31, 2019, age 70½, and for an owner that reaches age 70½ on or after January 1, 2020, age 72) or (ii) the calendar year in which the participant retires. Owners of traditional IRAs and 5% owners of qualified plans must begin receiving distributions by April 1 of the calendar year following the year in which the owner or participant reaches the qualified age under IRS regulations. Owners of Roth IRAs are not required to take distributions during their lifetime. Distributions from certain TSA plans can be deferred until age 75. After death, distribution rules apply to traditional and Roth IRAs. If you do not take mandatory distributions, you may owe a 50% penalty tax on any difference between the required distribution amount and the amount distributed.

Distributions from qualified plans (other than traditional IRAs) in the form of a lump sum settlement, partial withdrawal or periodic annuity payments for a fixed period of fewer than 10 years, are subject to mandatory federal income tax withholding of 20% of the taxable amount of the distribution, unless (i) the payee directs the transfer of such amounts to another qualified plan or traditional IRA; or (ii) the payment is a minimum distribution required under the Internal Revenue Code. The taxable amount is the amount of the distribution less the amount allocable to after-tax contributions. All other types of taxable distributions are subject to a 10% federal income tax withholding unless the payee elects not to have withholding apply.

4

We are not permitted to make distributions from a Contract unless a request has been made. It is therefore your responsibility to comply with the minimum distribution rules. You should consult your tax adviser regarding these rules and their proper application.

The above description of the minimum distribution requirements and the federal income tax consequences of distributions from tax-favored retirement plans which may be funded by the Contract is only a brief summary and is not intended as tax advice. The rules governing the provisions of plans are extremely complex and often difficult to comprehend. If you do not fully comply with all rules, which are subject to change, you may suffer adverse tax consequences. You should consult a qualified and competent tax adviser prior to adopting a plan or purchasing a Contract in connection with a tax-favored plan.

Financial Statements

The financial statements of Separate Account I of National Integrity Life Insurance Company as of December 31, 2020, and for the periods indicated in the financial statements, included in this Statement of Additional Information have been audited by Ernst & Young LLP, 221 East 4th Street, Suite 2900, Cincinnati, Ohio 45202, independent registered public accounting firm, as set forth in their reports included thereon. These financial statements are included in this registration statement in reliance on the reports of Ernst & Young LLP given on the authority of such firm as experts in accounting and auditing.

The statutory-basis financial statements of National Integrity Life Insurance Company as of December 31, 2020 and 2019 and for each of the three years in the period ended December 31, 2020, and the statutory-basis financial statements of The Western and Southern Life Insurance Company (WSLIC) as of December 31, 2020 and 2019 and for each of the three years in the period ended December 31, 2020, included in this Statement of Additional Information have been audited by Ernst & Young LLP, 221 East 4th Street, Suite 2900, Cincinnati, Ohio 45202, independent auditors, as set forth in their reports included thereon. These financial statements are included in this registration statement in reliance on the reports of Ernst & Young LLP given on the authority of such firm as experts in accounting and auditing.

You should distinguish the statutory-basis financial statements of National Integrity from the financial statements of the Separate Account and consider the National Integrity statutory-basis financial statements only as they relate to the ability of National Integrity to meet its obligations under the Contracts. You should consider the statutory-basis financial statements of WSLIC as bearing only on the ability of WSLIC to meet its obligations under the Guarantee to National Integrity policyholders dated March 3, 2000. You should not consider the National Integrity or WSLIC statutory-basis financial statements as relating to the investment performance of the assets held in the Separate Account.
5

FINANCIAL STATEMENTS

Separate Account I of National Integrity Life Insurance Company
Year Ended December 31, 2020
With Report of Independent Registered
Public Accounting Firm

Separate Account I
of
National Integrity Life Insurance Company

Financial Statements

Year Ended December 31, 2020

Report of Independent Registered Public Accounting Firm

The Board of Directors of National Integrity Life Insurance Company and
The Contract Owners of Separate Account I of National Integrity Life Insurance Company

Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in Appendix A that comprise Separate Account I of National Integrity Life Insurance Company (the Separate Account), as of December 31, 2020, the related statements of operations and the statements of changes in net assets for each the periods indicated in Appendix A, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2020, the results of its operations and changes in its net assets for each of the periods indicated in Appendix A, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Separate Accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP
We have served as the Separate Account’s auditor since 1993.
Cincinnati, Ohio
April 13, 2021
1

Appendix A

Subaccounts comprising Separate Account I of National Integrity Life Insurance Company

Subaccounts	Statement of operations	Statements of changes in net assets
American Funds Insurance Series
Non-Affiliated Class 2	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
American Funds I.S. Managed Risk Asset Allocation Fund
Non-Affiliated Class 4
American Funds I.S. Bond Fund
American Funds I.S. Capital Income Builder Fund
American Funds I.S. Global Growth Fund
American Funds I.S. Growth Fund
American Funds I.S. Growth-Income Fund
American Funds I.S. New World Fund

BlackRock Variable Series Funds
Non-Affiliated Class 3
BlackRock Capital Appreciation V.I. Fund
BlackRock Global Allocation V.I. Fund
BlackRock High Yield V.I. Fund
BlackRock Total Return V.I. Fund

Columbia Funds Variable Portfolios
Non-Affiliated Class 1
Columbia VP – Select Mid Cap Value Fund
Non-Affiliated Class 2
Columbia VP – Small Cap Value Fund

DWS Investments VIT Funds
Non-Affiliated Class A:
DWS Small Cap Index VIP Fund
Non-Affiliated Class B:
DWS Small Cap Index VIP Fund

Fidelity Variable Insurance Products
Non-Affiliated Initial Class:
Fidelity VIP Balanced Portfolio
Fidelity VIP Overseas Portfolio
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Asset Manager Portfolio
Fidelity VIP Contrafund® Portfolio
Fidelity VIP Index 500 Portfolio

Appendix A (continued)

Subaccounts	Statement of operations	Statements of changes in net assets
Non-Affiliated Initial Class (continued):	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Fidelity VIP Investment Grade Bond Portfolio
Fidelity VIP Government Money Market
Non-Affiliated Service Class:
Fidelity VIP Growth Portfolio
Fidelity VIP Mid Cap Portfolio
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager Portfolio
Fidelity VIP Balanced Portfolio
Fidelity VIP Contrafund® Portfolio
Fidelity VIP Disciplined Small Cap Portfolio
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Freedom 2010 Portfolio
Fidelity VIP Freedom 2015 Portfolio
Fidelity VIP Freedom 2020 Portfolio
Fidelity VIP Freedom 2025 Portfolio
Fidelity VIP Freedom 2030 Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Index 500 Portfolio
Fidelity VIP Investment Grade Bond Portfolio
Fidelity VIP Mid Cap Portfolio
Fidelity VIP Overseas Portfolio
Fidelity VIP Target Volatility Portfolio

Franklin Templeton VIP Trust
Non-Affiliated Class 1:
Franklin Growth and Income VIP Fund
Franklin Income VIP Fund
Non-Affiliated Class 2:
Franklin Growth and Income VIP Fund
Franklin Income VIP Fund
Franklin Large Cap Growth VIP Fund
Franklin Mutual Shares VIP Fund
Franklin Small Cap Value VIP Fund
Templeton Foreign VIP Fund
Templeton Global Bond VIP Fund
Templeton Growth VIP Fund

Rydex Variable Trust (Guggenheim Variable Insurance Funds)
Investor Class:
Guggenheim VT Global Managed Futures Strategy Fund
Guggenheim VT Multi-Hedge Strategies Fund
Guggenheim VT Long Short Equity Fund

Appendix A (continued)

Subaccounts	Statement of operations	Statements of changes in net assets
iShares Trust	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
ETF Shares:
iShares® Core S&P 500 ETF
iShares® Core S&P Mid-Cap ETF
iShares® Core S&P Small-Cap ETF
iShares® Core U.S. Aggregate Bond ETF
iShares® iBoxx $ High Yield Corporate Bond ETF
iShares® 5-10 Year Investment Grade Corporate Bond ETF (formerly iShares® Intermediate-Term Corporate Bond ETF)
iShares® International Treasury Bond ETF
iShares® S&P 500 Growth ETF
iShares® S&P 500 Value ETF
iShares® TIPS Bond ETF

Invesco (AIM) Variable Insurance Funds
Non-Affiliated Class 2:
Invesco V.I. American Franchise Fund
Invesco V.I. American Value Fund
Invesco V.I. Comstock Fund
Invesco V.I. International Growth Fund

JPMorgan Insurance Trust
Non-Affiliated Class 1:
JP Morgan IT Mid Cap Value

Morgan Stanley Variable Insurance Funds, Inc.
Non-Affiliated Class 1:
Morgan Stanley VIF Emerging Markets Debt Portfolio
Morgan Stanley VIF U.S. Real Estate Portfolio
Non-Affiliated Class 2:
Morgan Stanley VIF Emerging Markets Debt Portfolio
Morgan Stanley VIF Emerging Markets Equity Portfolio
Morgan Stanley VIF U.S. Real Estate Portfolio

Pimco Variable Insurance Trust
Advisor Class:
PIMCO VIT All Asset Portfolio
PIMCO VIT International Bond Portfolio (US Dollar Hedged)
PIMCO VIT CommodityRealReturn® Strategy Portfolio
PIMCO VIT Long-Term U.S. Government Portfolio
PIMCO VIT Low Duration Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Total Return Portfolio

Appendix A (continued)

Subaccounts	Statement of operations	Statements of changes in net assets
Northern Lights Variable Trust	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Non-Affiliated Class 3:
TOPS® Managed Risk Moderate Growth ETF Portfolio

Touchstone Variable Series Trust
Affiliated Service Class:
Touchstone VST Aggressive ETF Fund
Touchstone VST Conservative ETF Fund
Touchstone VST Moderate ETF Fund

The Vanguard Index Funds
ETF Shares:
Vanguard® Developed Markets Index Fund, ETF Shares
Vanguard® Dividend Appreciation Index Fund, ETF Shares
Vanguard® Emerging Markets Stock Index Fund, ETF Shares
Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares
Vanguard® Large-Cap Index Fund, ETF Shares
Vanguard® Mega Cap Index Fund, ETF Shares
Vanguard® Real Estate Index Fund, ETF Shares
Vanguard® Short-Term Bond Index Fund, ETF Shares
Vanguard® Total Bond Market Index Fund, ETF Shares
Invesco (AIM) Variable Insurance Funds	For the period from April 30, 2020 (commencement of operations) through December 31, 2020
Non-Affiliated Class 2:
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series II
Invesco (AIM) Variable Insurance Funds	For the period from January 1, 2020 through April 29, 2020	For the year ended December 31, 2019 and the period from January 1, 2020 through April 29, 2020
Non-Affiliated Class 2:
Invesco V.I. Mid Cap Growth Fund
Touchstone Variable Series Trust	For the year ended December 31, 2020	For the year ended December 31, 2020 and the period from July 12, 2019 through December 31, 2019
Affiliated Service Class:
Touchstone VST Bond Fund
Touchstone VST Common Stock Fund
Fidelity Variable Insurance Products	For the year ended December 31, 2020	For the year ended December 31, 2020 and the period from July 12, 2019 through December 31, 2019
Non-Affiliated Service Class 2:
Fidelity VIP Bond Index Portfolio
Fidelity VIP Extended Market Index Portfolio
Fidelity VIP International Index Portfolio
Fidelity VIP Total Market Index Portfolio

Separate Account I
of
National Integrity Life Insurance Company
Statement of Assets and Liabilities
December 31, 2020

Subaccount	Investments at fair value	Receivable from (payable to) the general account of National Integrity	Net Assets	Unit Value Range (Lowest to Highest)			Units Outstanding
Affiliated:
Touchstone VST Aggressive ETF Fund	$5,979,306	$9	$5,979,315	$19.98	to	$29.89	240,237
Touchstone VST Bond Fund	2,281,020	(5)	2,281,015	10.96	to	11.07	207,507
Touchstone VST Common Stock Fund	20,755,242	—	20,755,242	13.09	to	13.22	1,579,555
Touchstone VST Conservative ETF Fund	5,279,719	4	5,279,723	16.01	to	20.04	286,301
Touchstone VST Moderate ETF Fund	6,966,790	(15)	6,966,775	18.26	to	23.13	349,730
Non-Affiliated Initial Class:
Fidelity VIP Balanced Portfolio	2,152,834	—	2,152,834	25.02	to	40.75	66,786
Fidelity VIP Overseas Portfolio	1,330,316	(5)	1,330,311	13.43	to	54.21	33,589
Fidelity VIP Equity-Income Portfolio	7,699,668	(1)	7,699,667	32.93	to	116.16	87,507
Fidelity VIP Growth Portfolio	6,921,053	2	6,921,055			258.15	26,810
Fidelity VIP High Income Portfolio	1,680,489	—	1,680,489			31.42	53,488
Fidelity VIP Asset Manager Portfolio	3,064,332	(1)	3,064,331			68.77	44,561
Fidelity VIP Contrafund® Portfolio	15,608,584	(2)	15,608,582	64.40	to	126.77	157,376
Fidelity VIP Index 500 Portfolio	5,032,612	—	5,032,612	27.19	to	96.85	90,441
Fidelity VIP Investment Grade Bond Portfolio	1,401,974	1	1,401,975	13.41	to	41.95	68,480
Fidelity VIP Government Money Market	4,344,897	(2)	4,344,895	9.30	to	9.91	447,593
Non-Affiliated Service Class:
Fidelity VIP Growth Portfolio	385,617	(4)	385,613			37.57	10,265
Fidelity VIP Mid Cap Portfolio	3,113,992	(3)	3,113,989	80.30	to	84.32	38,241
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager Portfolio	1,226,481	(7)	1,226,474	17.36	to	25.01	64,373
Fidelity VIP Balanced Portfolio	12,864,778	—	12,864,778	22.75	to	33.83	512,782
Fidelity VIP Bond Index Portfolio	353,653	—	353,653	10.72	to	10.78	32,964
Fidelity VIP Contrafund® Portfolio	19,354,970	1	19,354,971	27.68	to	52.74	565,338
Fidelity VIP Disciplined Small Cap Portfolio	1,602,264	4	1,602,268	20.16	to	26.91	76,033
Fidelity VIP Equity-Income Portfolio	3,357,522	(6)	3,357,516	16.37	to	27.56	169,766
Fidelity VIP Extended Market Index Portfolio	59,393	1	59,394	12.07	to	12.11	4,917
Fidelity VIP Freedom 2010 Portfolio	420,441	5	420,446	16.64	to	17.63	24,822
Fidelity VIP Freedom 2015 Portfolio	456,176	2	456,178	17.23	to	18.62	25,987
Fidelity VIP Freedom 2020 Portfolio	613,135	1	613,136	17.45	to	18.64	34,962
Fidelity VIP Freedom 2025 Portfolio	2,274,395	(2)	2,274,393	18.59	to	19.88	121,709
Fidelity VIP Freedom 2030 Portfolio	353,110	4	353,114	18.78	to	20.12	18,321
Fidelity VIP Growth Portfolio	5,173,503	(4)	5,173,499	32.47	to	48.67	128,654
Fidelity VIP High Income Portfolio	6,779,352	(5)	6,779,347	15.00	to	27.05	331,095
Fidelity VIP Index 500 Portfolio	32,419,790	—	32,419,790	25.42	to	37.55	1,223,483
Fidelity VIP International Index Portfolio	57,315	2	57,317	11.55	to	11.62	4,951
Fidelity VIP Investment Grade Bond Portfolio	15,438,763	6	15,438,769	13.08	to	20.14	1,018,836
Fidelity VIP Mid Cap Portfolio	8,707,567	(5)	8,707,562	22.28	to	53.30	286,593
Fidelity VIP Overseas Portfolio	2,616,552	(1)	2,616,551	12.76	to	25.09	166,231
Fidelity VIP Target Volatility Portfolio	499,341	—	499,341	14.29	to	14.71	34,830
Fidelity VIP Total Market Index Portfolio	82,212	(1)	82,211	12.72	to	12.79	6,433
Non-Affiliated Class 1:
Columbia VP – Select Mid Cap Value Fund	1,441,587	(5)	1,441,582	19.89	to	20.78	70,853
Franklin Growth and Income VIP Fund	1,599,568	2	1,599,570	32.06	to	32.06	49,887
Franklin Income VIP Fund	2,599,251	(3)	2,599,248	28.58	to	29.23	90,892
JP Morgan IT Mid Cap Value	547,980	(2)	547,978	25.65	to	38.85	15,368
Morgan Stanley VIF Emerging Markets Debt Portfolio	103,630	1	103,631	28.78	to	36.55	3,011
Morgan Stanley VIF U.S. Real Estate Portfolio	480,347	1	480,348	13.83	to	40.80	13,984
Non-Affiliated Class 2:
American Funds I.S. Managed Risk Asset Allocation Fund	2,214,857	3	2,214,860	13.71	to	14.26	161,174
Columbia VP – Small Cap Value Fund	1,738,135	(1)	1,738,134	21.84	to	30.68	59,283
Franklin Growth and Income VIP Fund	4,443,584	3	4,443,587	18.07	to	32.65	184,091
Franklin Income VIP Fund	12,555,895	(3)	12,555,892	14.99	to	29.10	727,913
Franklin Large Cap Growth VIP Fund	6,183,060	—	6,183,060	30.24	to	50.29	147,431
Franklin Mutual Shares VIP Fund	9,422,867	(4)	9,422,863	13.32	to	27.17	607,454
Franklin Small Cap Value VIP Fund	1,075,993	8	1,076,001	19.32	to	24.24	54,141
Invesco V.I. American Franchise Fund	460,109	3	460,112	35.80	to	53.47	10,886
Invesco V.I. American Value Fund	6,770,828	3	6,770,831	18.54	to	20.89	354,779
Invesco V.I. Comstock Fund	3,514,897	(2)	3,514,895	16.74	to	33.26	183,319
Invesco V.I. International Growth Fund	2,103,181	(3)	2,103,178	14.62	to	15.27	141,566
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series II (b)	676,241	—	676,241	14.81	to	14.85	45,631
Templeton Foreign VIP Fund	4,044,977	—	4,044,977	9.63	to	22.10	354,961
Templeton Global Bond VIP Fund	333,045	(1)	333,044	8.78	to	9.06	37,544
Templeton Growth VIP Fund	1,068,164	2	1,068,166	11.40	to	24.43	59,778
Morgan Stanley VIF Emerging Markets Debt Portfolio	869,826	(1)	869,825	13.54	to	27.65	51,822
Morgan Stanley VIF Emerging Markets Equity Portfolio	2,034,474	2	2,034,476	10.42	to	45.28	117,993
Morgan Stanley VIF U.S. Real Estate Portfolio	2,130,161	1	2,130,162	10.53	to	32.27	175,671

(a) Name Change. See Note 1.	5
(b) New Underlying Fund. See Note 1

Separate Account I
of
National Integrity Life Insurance Company
Statement of Assets and Liabilities (continued)
December 31, 2020

Subaccount	Investments at fair value	Receivable from (payable to) the general account of National Integrity	Net Assets	Unit Value Range (Lowest to Highest)			Units Outstanding
Non-Affiliated Class 3:
BlackRock Capital Appreciation V.I. Fund	$4,150,203	$(6)	$4,150,197	$32.25	to	$33.71	126,275
BlackRock Global Allocation V.I. Fund	622,594	2	622,596	15.19	to	16.11	40,504
BlackRock High Yield V.I. Fund	230,410	3	230,413	12.74	to	12.99	18,018
BlackRock Total Return V.I. Fund	373,902	(4)	373,898	11.23	to	11.33	33,305
TOPS® Managed Risk Moderate Growth ETF Portfolio	1,177,600	2	1,177,602	12.42	to	12.81	94,677
Non-Affiliated Class 4:
American Funds I.S. Bond Fund	1,175,904	3	1,175,907	11.27	to	11.49	103,904
American Funds I.S. Capital Income Builder Fund	2,925,593	(2)	2,925,591	11.43	to	11.80	253,378
American Funds I.S. Global Growth Fund	2,876,824	4	2,876,828	21.36	to	22.05	132,235
American Funds I.S. Growth Fund	4,000,650	—	4,000,650	29.69	to	30.55	133,800
American Funds I.S. Growth-Income Fund	3,851,272	4	3,851,276	19.74	to	20.39	192,823
American Funds I.S. New World Fund	1,061,523	(1)	1,061,522	15.15	to	15.59	69,216
Non-Affiliated Class A:
DWS Small Cap Index VIP Fund	429,266	5	429,271	39.52	to	41.67	10,531
Non-Affiliated Class B:
DWS Small Cap Index VIP Fund	1,741,943	—	1,741,943	21.77	to	37.88	67,307
Advisor Class:
PIMCO VIT All Asset Portfolio	1,367,668	(5)	1,367,663	13.80	to	15.48	92,416
PIMCO VIT International Bond Portfolio (US Dollar Hedged)	48,948	1	48,949	11.38	to	11.59	4,265
PIMCO VIT CommodityRealReturn® Strategy Portfolio	1,236,801	(4)	1,236,797	3.94	to	5.46	308,589
PIMCO VIT Long-Term U.S. Government Portfolio	275,317	7	275,324	13.04	to	13.50	20,694
PIMCO VIT Low Duration Portfolio	2,456,932	(3)	2,456,929	10.45	to	12.14	216,585
PIMCO VIT Real Return Portfolio	935,157	1	935,158	12.09	to	14.03	69,485
PIMCO VIT Total Return Portfolio	19,908,326	5	19,908,331	12.71	to	15.94	1,315,138
Investor Class:
Guggenheim VT Global Managed Futures Strategy Fund	151,059	3	151,062	6.23	to	7.87	23,894
Guggenheim VT Multi-Hedge Strategies Fund	313,214	6	313,220	8.92	to	11.44	34,129
Guggenheim VT Long Short Equity Fund	59,050	2	59,052	10.21	to	12.38	5,661
ETF Shares:
iShares® Core S&P 500 ETF	17,460,394	1	17,460,395	70.26	to	76.52	243,492
iShares® Core S&P Mid-Cap ETF	5,332,217	(3)	5,332,214	56.68	to	63.03	89,761
iShares® Core S&P Small-Cap ETF	2,891,436	(1)	2,891,435	58.72	to	65.18	47,081
iShares® Core U.S. Aggregate Bond ETF	586,112	7	586,119	26.28	to	30.35	22,128
iShares® iBoxx $ High Yield Corporate Bond ETF	70,729	2	70,731	32.24	to	34.89	2,113
iShares® 5-10 Year Investment Grade Corporate Bond ETF (a)	777,895	2	777,897	29.21	to	31.62	26,543
iShares® International Treasury Bond ETF	2,235,492	—	2,235,492	23.65	to	25.95	92,564
iShares® S&P 500 Growth ETF	2,444,125	—	2,444,125	84.37	to	94.47	28,265
iShares® S&P 500 Value ETF	519,834	2	519,836	54.05	to	58.77	9,315
iShares® TIPS Bond ETF	77,588	1	77,589	24.46	to	26.47	3,102
Vanguard® Developed Markets Index Fund, ETF Shares	2,538,730	3	2,538,733	34.32	to	41.56	65,231
Vanguard® Dividend Appreciation Index Fund, ETF Shares	1,017,309	—	1,017,309	61.24	to	66.27	16,365
Vanguard® Emerging Markets Stock Index Fund, ETF Shares	246,823	4	246,827	26.84	to	33.68	7,809
Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares	67,981	(1)	67,980	31.67	to	36.72	1,976
Vanguard® Large-Cap Index Fund, ETF Shares	814,861	1	814,862	71.33	to	77.43	11,148
Vanguard® Mega Cap Index Fund, ETF Shares	157,165	4	157,169	73.23	to	79.98	2,086
Vanguard® Real Estate Index Fund, ETF Shares	260,925	—	260,925	43.39	to	46.96	5,929
Vanguard® Short-Term Bond Index Fund, ETF Shares	22,595	1	22,596	23.26	to	25.08	952
Vanguard® Total Bond Market Index Fund, ETF Shares	16,392,868	7	16,392,875	26.34	to	30.51	609,023

(a) Name Change. See Note 1.	6
(b) New Underlying Fund. See Note 1

Separate Account I
of
National Integrity Life Insurance Company
Statement of Operations
For the Year Ended December 31, 2020

	Investment
	Income	Expenses		Realized and unrealized gain (loss) on investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Affiliated:
Touchstone VST Aggressive ETF Fund	$96,812	$75,454	$21,358	$77,215	$103,058	$356,862	$537,135	$558,493
Touchstone VST Bond Fund	38,012	31,796	6,216	14,094	—	137,034	151,128	157,344
Touchstone VST Common Stock Fund	112,207	263,944	(151,737)	290,831	576,625	3,085,505	3,952,961	3,801,224
Touchstone VST Conservative ETF Fund	134,541	79,216	55,325	(14,427)	143,275	228,235	357,083	412,408
Touchstone VST Moderate ETF Fund	143,656	92,192	51,464	(112,804)	204,233	424,027	515,456	566,920
Non-Affiliated Initial Class:
Fidelity VIP Balanced Portfolio	27,893	26,573	1,320	50,058	28,563	285,244	363,865	365,185
Fidelity VIP Overseas Portfolio	5,169	15,784	(10,615)	12,577	5,249	150,721	168,547	157,932
Fidelity VIP Equity-Income Portfolio	126,153	94,130	32,023	3,097	323,935	(23,940)	303,092	335,115
Fidelity VIP Growth Portfolio	4,280	77,758	(73,478)	243,730	543,894	1,348,837	2,136,461	2,062,983
Fidelity VIP High Income Portfolio	81,117	21,095	60,022	(42,664)	—	12,796	(29,868)	30,154
Fidelity VIP Asset Manager Portfolio	42,302	37,694	4,608	13,907	36,689	308,293	358,889	363,497
Fidelity VIP Contrafund® Portfolio	34,843	189,170	(154,327)	649,372	73,365	2,929,594	3,652,331	3,498,004
Fidelity VIP Index 500 Portfolio	78,390	61,320	17,070	256,227	15,138	434,816	706,181	723,251
Fidelity VIP Investment Grade Bond Portfolio	30,645	19,786	10,859	12,229	530	86,144	98,903	109,762
Fidelity VIP Government Money Market	21,831	102,005	(80,174)	—	—	—	—	(80,174)
Non-Affiliated Service Class:
Fidelity VIP Growth Portfolio	216	4,852	(4,636)	46,962	33,000	54,217	134,179	129,543
Fidelity VIP Mid Cap Portfolio	14,398	35,235	(20,837)	13,488	—	436,126	449,614	428,777
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager Portfolio	14,473	16,279	(1,806)	(1,422)	15,074	126,171	139,823	138,017
Fidelity VIP Balanced Portfolio	138,191	152,739	(14,548)	245,016	153,003	1,695,233	2,093,252	2,078,704
Fidelity VIP Bond Index Portfolio	3,208	2,344	864	308	917	3,273	4,498	5,362
Fidelity VIP Contrafund® Portfolio	14,436	259,833	(245,397)	572,805	97,300	4,086,570	4,756,675	4,511,278
Fidelity VIP Disciplined Small Cap Portfolio	7,577	18,401	(10,824)	(28,311)	—	258,258	229,947	219,123
Fidelity VIP Equity-Income Portfolio	49,698	43,577	6,121	(8,948)	145,999	(5,010)	132,041	138,162
Fidelity VIP Extended Market Index Portfolio	612	566	46	(2)	—	7,735	7,733	7,779
Fidelity VIP Freedom 2010 Portfolio	4,196	5,772	(1,576)	3,672	17,081	21,026	41,779	40,203
Fidelity VIP Freedom 2015 Portfolio	4,386	6,411	(2,025)	753	20,497	29,001	50,251	48,226
Fidelity VIP Freedom 2020 Portfolio	5,823	9,077	(3,254)	(856)	37,336	32,767	69,247	65,993
Fidelity VIP Freedom 2025 Portfolio	20,234	30,941	(10,707)	7,434	86,775	195,848	290,057	279,350
Fidelity VIP Freedom 2030 Portfolio	3,106	4,229	(1,123)	12,775	17,042	4,282	34,099	32,976
Fidelity VIP Growth Portfolio	1,745	59,557	(57,812)	232,718	405,338	973,040	1,611,096	1,553,284
Fidelity VIP High Income Portfolio	280,624	60,359	220,265	107,154	—	(29,247)	77,907	298,172
Fidelity VIP Index 500 Portfolio	444,177	410,072	34,105	1,791,129	97,363	2,525,676	4,414,168	4,448,273
Fidelity VIP International Index Portfolio	693	236	457	30	—	7,744	7,774	8,231

(a) Name Change. See Note 1.	7
(b) New Underlying Fund. See Note 1.
(c) Merger. See Note 1.

Separate Account I
of
National Integrity Life Insurance Company
Statement of Operations (continued)
For the Year Ended December 31, 2020

	Investment
	Income	Expenses		Realized and unrealized gain (loss) on investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Investment Grade Bond Portfolio	$308,352	$221,059	$87,293	$137,251	$5,848	$835,622	$978,721	$1,066,014
Fidelity VIP Mid Cap Portfolio	29,912	105,419	(75,507)	(183,684)	—	1,407,152	1,223,468	1,147,961
Fidelity VIP Overseas Portfolio	5,165	34,904	(29,739)	77,171	10,997	256,405	344,573	314,834
Fidelity VIP Target Volatility Portfolio	5,918	6,991	(1,073)	2,418	10,943	21,601	34,962	33,889
Fidelity VIP Total Market Index Portfolio	917	503	414	662	—	18,445	19,107	19,521
Non-Affiliated Class 1:
Columbia VP – Select Mid Cap Value Fund	—	17,303	(17,303)	31,801	—	40,610	72,411	55,108
Franklin Growth and Income VIP Fund	58,031	20,305	37,726	89,879	316,357	(387,697)	18,539	56,265
Franklin Income VIP Fund	161,382	36,623	124,759	8,190	2,178	(179,439)	(169,071)	(44,312)
JP Morgan IT Mid Cap Value	7,716	7,391	325	7,637	32,199	(56,330)	(16,494)	(16,169)
Morgan Stanley VIF Emerging Markets Debt Portfolio	4,460	1,353	3,107	(1,861)	—	2,215	354	3,461
Morgan Stanley VIF U.S. Real Estate Portfolio	13,128	6,960	6,168	55,625	13,034	(196,291)	(127,632)	(121,464)
Non-Affiliated Class 2:
American Funds I.S. Managed Risk Asset Allocation Fund	31,062	31,647	(585)	10,342	80,888	91	91,321	90,736
Columbia VP – Small Cap Value Fund	5,027	21,404	(16,377)	(133,618)	64,585	201,592	132,559	116,182
Franklin Growth and Income VIP Fund	166,395	62,169	104,226	(145,815)	972,720	(785,506)	41,399	145,625
Franklin Income VIP Fund	735,305	187,639	547,666	(413,267)	10,417	(472,137)	(874,987)	(327,321)
Franklin Large Cap Growth VIP Fund	—	76,027	(76,027)	171,012	535,853	1,361,400	2,068,265	1,992,238
Franklin Mutual Shares VIP Fund	249,844	126,392	123,452	(391,504)	347,356	(608,286)	(652,434)	(528,982)
Franklin Small Cap Value VIP Fund	13,830	13,507	323	(118,734)	58,825	80,506	20,597	20,920
Invesco V.I. American Franchise Fund	—	5,347	(5,347)	25,886	29,541	82,639	138,066	132,719
Invesco V.I. American Value Fund	38,749	85,368	(46,619)	(464,575)	59,131	371,928	(33,516)	(80,135)
Invesco V.I. Comstock Fund	69,828	45,666	24,162	(160,794)	86,826	(19,123)	(93,091)	(68,929)
Invesco V.I. International Growth Fund	40,576	28,031	12,545	18,323	44,227	147,238	209,788	222,333
Invesco V.I. Mid Cap Growth Fund (c)	—	1,429	(1,429)	(102,598)	86,444	1,398	(14,756)	(16,185)
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series II (b)	—	5,364	(5,364)	21,705	—	185,249	206,954	201,590
Templeton Foreign VIP Fund	127,521	53,689	73,832	(241,655)	—	62,726	(178,929)	(105,097)
Templeton Global Bond VIP Fund	38,493	6,406	32,087	(46,315)	—	(19,527)	(65,842)	(33,755)
Templeton Growth VIP Fund	31,447	15,132	16,315	(81,933)	—	83,194	1,261	17,576
Morgan Stanley VIF Emerging Markets Debt Portfolio	41,442	13,418	28,024	(10,495)	—	18,402	7,907	35,931
Morgan Stanley VIF Emerging Markets Equity Portfolio	24,692	28,201	(3,509)	(10,099)	31,227	166,244	187,372	183,863
Morgan Stanley VIF U.S. Real Estate Portfolio	52,558	29,659	22,899	(51,561)	58,608	(462,864)	(455,817)	(432,918)
Non-Affiliated Class 3:
BlackRock Capital Appreciation V.I. Fund	—	49,752	(49,752)	11,621	375,091	889,298	1,276,010	1,226,258
BlackRock Global Allocation V.I. Fund	7,126	8,415	(1,289)	(8,373)	34,813	66,332	92,772	91,483
BlackRock High Yield V.I. Fund	10,555	3,100	7,455	(44)	—	4,693	4,649	12,104
BlackRock Total Return V.I. Fund	6,532	5,454	1,078	733	17,964	2,666	21,363	22,441
TOPS® Managed Risk Moderate Growth ETF Portfolio	23,560	16,748	6,812	1,155	9,322	29,262	39,739	46,551
Non-Affiliated Class 4:
American Funds I.S. Bond Fund	20,891	13,321	7,570	7,417	7,442	39,701	54,560	62,130
American Funds I.S. Capital Income Builder Fund	68,934	34,339	34,595	(9,589)	—	(14,674)	(24,263)	10,332

(a) Name Change. See Note 1.	8
(b) New Underlying Fund. See Note 1.
(c) Merger. See Note 1.

Separate Account I
of
National Integrity Life Insurance Company
Statement of Operations (continued)
For the Year Ended December 31, 2020

	Investment
	Income	Expenses		Realized and unrealized gain (loss) on investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 4 (continued):
American Funds I.S. Global Growth Fund	$3,840	$32,815	$(28,975)	$61,389	$68,076	$558,731	$688,196	$659,221
American Funds I.S. Growth Fund	6,158	44,246	(38,088)	68,526	71,654	1,217,894	1,358,074	1,319,986
American Funds I.S. Growth-Income Fund	39,116	46,582	(7,466)	16,517	82,232	327,643	426,392	418,926
American Funds I.S. New World Fund	352	12,568	(12,216)	30,819	9,874	163,284	203,977	191,761
Non-Affiliated Class A:
DWS Small Cap Index VIP Fund	4,299	5,115	(816)	(9,181)	39,777	36,874	67,470	66,654
Non-Affiliated Class B:
DWS Small Cap Index VIP Fund	13,546	20,223	(6,677)	(40,219)	154,312	156,844	270,937	264,260
Advisor Class:
PIMCO VIT All Asset Portfolio	66,704	19,765	46,939	(5,193)	—	37,384	32,191	79,130
PIMCO VIT International Bond Portfolio (US Dollar Hedged)	2,518	600	1,918	(13)	—	(233)	(246)	1,672
PIMCO VIT CommodityRealReturn® Strategy Portfolio	71,752	17,222	54,530	(187,061)	—	137,231	(49,830)	4,700
PIMCO VIT Long-Term U.S. Government Portfolio	3,774	3,125	649	4,704	1,860	22,846	29,410	30,059
PIMCO VIT Low Duration Portfolio	25,045	34,323	(9,278)	(5,536)	—	45,161	39,625	30,347
PIMCO VIT Real Return Portfolio	12,255	13,264	(1,009)	804	—	89,298	90,102	89,093
PIMCO VIT Total Return Portfolio	398,293	291,983	106,310	67,494	213,193	904,821	1,185,508	1,291,818
Investor Class:
Guggenheim VT Global Managed Futures Strategy Fund	6,200	2,440	3,760	(6,640)	909	3,506	(2,225)	1,535
Guggenheim VT Multi-Hedge Strategies Fund	4,232	4,818	(586)	6,610	—	13,151	19,761	19,175
Guggenheim VT Long Short Equity Fund	533	924	(391)	(919)	—	2,887	1,968	1,577
ETF Shares:
iShares® Core S&P 500 ETF	304,268	433,918	(129,650)	2,312,607	—	361,801	2,674,408	2,544,758
iShares® Core S&P Mid-Cap ETF	77,196	126,249	(49,053)	541,364	—	191,787	733,151	684,098
iShares® Core S&P Small-Cap ETF	36,658	66,766	(30,108)	279,780	—	98,512	378,292	348,184
iShares® Core U.S. Aggregate Bond ETF	12,610	15,787	(3,177)	20,431	—	7,864	28,295	25,118
iShares® iBoxx $ High Yield Corporate Bond ETF	3,150	1,442	1,708	(304)	—	(1,184)	(1,488)	220
iShares® 5-10 Year Investment Grade Corporate Bond ETF (a)	20,118	19,470	648	5,701	—	35,512	41,213	41,861
iShares® International Treasury Bond ETF	—	56,076	(56,076)	4,249	—	218,501	222,750	166,674
iShares® S&P 500 Growth ETF	22,283	58,252	(35,969)	374,436	—	289,192	663,628	627,659
iShares® S&P 500 Value ETF	12,737	12,074	663	20,517	—	(17,939)	2,578	3,241
iShares® TIPS Bond ETF	1,553	3,327	(1,774)	8,875	—	1,635	10,510	8,736
Vanguard® Developed Markets Index Fund, ETF Shares	55,013	61,052	(6,039)	58,962	—	150,212	209,174	203,135
Vanguard® Dividend Appreciation Index Fund, ETF Shares	17,716	25,728	(8,012)	87,526	—	33,764	121,290	113,278
Vanguard® Emerging Markets Stock Index Fund, ETF Shares	4,682	5,331	(649)	10,749	—	17,105	27,854	27,205
Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares	1,618	1,145	473	1,834	139	1,868	3,841	4,314
Vanguard® Large-Cap Index Fund, ETF Shares	11,751	18,014	(6,263)	59,435	—	67,113	126,548	120,285
Vanguard® Mega Cap Index Fund, ETF Shares	2,298	3,282	(984)	9,993	—	15,175	25,168	24,184
Vanguard® Real Estate Index Fund, ETF Shares	9,704	6,121	3,583	1,297	—	(17,756)	(16,459)	(12,876)
Vanguard® Short-Term Bond Index Fund, ETF Shares	275	362	(87)	42	—	376	418	331
Vanguard® Total Bond Market Index Fund, ETF Shares	368,304	424,093	(55,789)	659,525	26,315	172,666	858,506	802,717

(a) Name Change. See Note 1.	9
(b) New Underlying Fund. See Note 1.
(c) Merger. See Note 1.

Separate Account I
of
National Integrity Life Insurance Company
Statements of Changes in Net Assets
For the Year Ended December 31, 2020

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
Affiliated:
Touchstone VST Aggressive ETF Fund	$21,358	$180,273	$356,862	$558,493	$35,038	$(241,310)	$7,510	$(8,835)	$(207,597)	$350,896	$5,628,419	$5,979,315	3,892	(13,417)	(9,525)
Touchstone VST Bond Fund	6,216	14,094	137,034	157,344	45,845	(253,772)	216,447	(13,906)	(5,386)	151,958	2,129,057	2,281,015	35,609	(37,322)	(1,713)
Touchstone VST Common Stock Fund	(151,737)	867,456	3,085,505	3,801,224	176,084	(1,687,586)	(1,298,878)	(24,652)	(2,835,032)	966,192	19,789,050	20,755,242	23,773	(277,932)	(254,159)
Touchstone VST Conservative ETF Fund	55,325	128,848	228,235	412,408	58,593	(701,036)	(99,967)	(9,708)	(752,118)	(339,710)	5,619,433	5,279,723	7,356	(51,899)	(44,543)
Touchstone VST Moderate ETF Fund	51,464	91,429	424,027	566,920	7,251	(518,545)	64,947	(8,547)	(454,894)	112,026	6,854,749	6,966,775	12,368	(38,356)	(25,988)
Non-Affiliated Initial Class:
Fidelity VIP Balanced Portfolio	1,320	78,621	285,244	365,185	—	(148,347)	(86,136)	(412)	(234,895)	130,290	2,022,544	2,152,834	6	(9,035)	(9,029)
Fidelity VIP Overseas Portfolio	(10,615)	17,826	150,721	157,932	—	(37,557)	(12,505)	(306)	(50,368)	107,564	1,222,747	1,330,311	—	(2,700)	(2,700)
Fidelity VIP Equity-Income Portfolio	32,023	327,032	(23,940)	335,115	336,147	(719,558)	(60,950)	(1,101)	(445,462)	(110,347)	7,810,014	7,699,667	633	(5,725)	(5,092)
Fidelity VIP Growth Portfolio	(73,478)	787,624	1,348,837	2,062,983	—	(328,925)	(39,280)	(1,013)	(369,218)	1,693,765	5,227,290	6,921,055	1	(1,934)	(1,933)
Fidelity VIP High Income Portfolio	60,022	(42,664)	12,796	30,154	880	(84,567)	(8,461)	(317)	(92,465)	(62,311)	1,742,800	1,680,489	39,616	(42,353)	(2,737)
Fidelity VIP Asset Manager Portfolio	4,608	50,596	308,293	363,497	14,786	(90,640)	667	(744)	(75,931)	287,566	2,776,765	3,064,331	154	(1,350)	(1,196)
Fidelity VIP Contrafund® Portfolio	(154,327)	722,737	2,929,594	3,498,004	655,049	(1,677,618)	(415,270)	(2,421)	(1,440,260)	2,057,744	13,550,838	15,608,582	971	(21,462)	(20,491)
Fidelity VIP Index 500 Portfolio	17,070	271,365	434,816	723,251	—	(376,062)	(3,411)	(814)	(380,287)	342,964	4,689,648	5,032,612	190	(10,650)	(10,460)
Fidelity VIP Investment Grade Bond Portfolio	10,859	12,759	86,144	109,762	—	(131,810)	(1,620)	(538)	(133,968)	(24,206)	1,426,181	1,401,975	27	(7,106)	(7,079)
Fidelity VIP Government Money Market	(80,174)	—	—	(80,174)	26,158	(1,426,906)	2,460,489	(4,045)	1,055,696	975,522	3,369,373	4,344,895	3,613,128	(3,509,470)	103,658
Non-Affiliated Service Class:
Fidelity VIP Growth Portfolio	(4,636)	79,962	54,217	129,543	—	(67,037)	—	(94)	(67,131)	62,412	323,201	385,613	1	(1,936)	(1,935)
Fidelity VIP Mid Cap Portfolio	(20,837)	13,488	436,126	428,777	—	(198,470)	(8,032)	(340)	(206,842)	221,935	2,892,054	3,113,989	—	(3,097)	(3,097)
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager Portfolio	(1,806)	13,652	126,171	138,017	13,888	(91,852)	66,102	(2,801)	(14,663)	123,354	1,103,120	1,226,474	4,322	(4,821)	(499)
Fidelity VIP Balanced Portfolio	(14,548)	398,019	1,695,233	2,078,704	598,260	(835,296)	472,855	(9,434)	226,385	2,305,089	10,559,689	12,864,778	102,758	(88,115)	14,643
Fidelity VIP Bond Index Portfolio	864	1,225	3,273	5,362	219,775	(7,499)	52,481	(1,394)	263,363	268,725	84,928	353,653	26,184	(1,589)	24,595
Fidelity VIP Contrafund® Portfolio	(245,397)	670,105	4,086,570	4,511,278	303,880	(1,980,495)	(1,071,873)	(53,358)	(2,801,846)	1,709,432	17,645,539	19,354,971	14,769	(116,573)	(101,804)
Fidelity VIP Disciplined Small Cap Portfolio	(10,824)	(28,311)	258,258	219,123	21,439	(62,945)	(116,520)	(5,233)	(163,259)	55,864	1,546,404	1,602,268	14,233	(24,725)	(10,492)
Fidelity VIP Equity-Income Portfolio	6,121	137,051	(5,010)	138,162	116,786	(321,146)	71,665	(4,200)	(136,895)	1,267	3,356,249	3,357,516	15,647	(22,215)	(6,568)
Fidelity VIP Extended Market Index Portfolio	46	(2)	7,735	7,779	—	—	15,040	—	15,040	22,819	36,575	59,394	1,450	—	1,450
Fidelity VIP Freedom 2010 Portfolio	(1,576)	20,753	21,026	40,203	—	(24,286)	8,713	(871)	(16,444)	23,759	396,687	420,446	911	(2,037)	(1,126)
Fidelity VIP Freedom 2015 Portfolio	(2,025)	21,250	29,001	48,226	—	(5,401)	2	(148)	(5,547)	42,679	413,499	456,178	—	(345)	(345)
Fidelity VIP Freedom 2020 Portfolio	(3,254)	36,480	32,767	65,993	225	(98,076)	(2,947)	(4,604)	(105,402)	(39,409)	652,545	613,136	523	(7,546)	(7,023)
Fidelity VIP Freedom 2025 Portfolio	(10,707)	94,209	195,848	279,350	—	(8,977)	58,141	(22,699)	26,465	305,815	1,968,578	2,274,393	3,671	(1,962)	1,709
Fidelity VIP Freedom 2030 Portfolio	(1,123)	29,817	4,282	32,976	102,301	(213,549)	68,385	(117)	(42,980)	(10,004)	363,118	353,114	9,225	(12,665)	(3,440)
Fidelity VIP Growth Portfolio	(57,812)	638,056	973,040	1,553,284	126,175	(412,353)	15,652	(9,287)	(279,813)	1,273,471	3,900,028	5,173,499	14,397	(21,752)	(7,355)
Fidelity VIP High Income Portfolio	220,265	107,154	(29,247)	298,172	71,089	(259,446)	(134,905)	(2,852)	(326,114)	(27,942)	6,807,289	6,779,347	1,524,918	(1,530,144)	(5,226)
Fidelity VIP Index 500 Portfolio	34,105	1,888,492	2,525,676	4,448,273	1,384,320	(2,541,027)	51,975	(89,908)	(1,194,640)	3,253,633	29,166,157	32,419,790	194,421	(244,399)	(49,978)
Fidelity VIP International Index Portfolio	457	30	7,744	8,231	40,507	(9)	7,225	(149)	47,574	55,805	1,512	57,317	4,877	(68)	4,809
Fidelity VIP Investment Grade Bond Portfolio	87,293	143,099	835,622	1,066,014	563,107	(1,213,665)	152,960	(134,342)	(631,940)	434,074	15,004,695	15,438,769	124,056	(170,617)	(46,561)
Fidelity VIP Mid Cap Portfolio	(75,507)	(183,684)	1,407,152	1,147,961	42,278	(766,956)	(419,480)	(11,954)	(1,156,112)	(8,151)	8,715,713	8,707,562	17,836	(66,542)	(48,706)
Fidelity VIP Overseas Portfolio	(29,739)	88,168	256,405	314,834	12,292	(366,709)	(11,720)	(5,033)	(371,170)	(56,336)	2,672,887	2,616,551	6,456	(36,279)	(29,823)
Fidelity VIP Target Volatility Portfolio	(1,073)	13,361	21,601	33,889	11,250	(15,444)	(10,079)	(6,073)	(20,346)	13,543	485,798	499,341	944	(2,489)	(1,545)
Fidelity VIP Total Market Index Portfolio	414	662	18,445	19,521	61,014	(974)	2,793	(143)	62,690	82,211	—	82,211	6,674	(241)	6,433
Non-Affiliated Class 1:
Columbia VP – Select Mid Cap Value Fund	(17,303)	31,801	40,610	55,108	39,935	(142,960)	(48,193)	(1,125)	(152,343)	(97,235)	1,538,817	1,441,582	4,787	(14,070)	(9,283)
Franklin Growth and Income VIP Fund	37,726	406,236	(387,697)	56,265	—	(207,102)	2	(408)	(207,508)	(151,243)	1,750,813	1,599,570	—	(7,107)	(7,107)
Franklin Income VIP Fund	124,759	10,368	(179,439)	(44,312)	100,139	(537,747)	28,967	(660)	(409,301)	(453,613)	3,052,861	2,599,248	1,939	(17,399)	(15,460)
JP Morgan IT Mid Cap Value	325	39,836	(56,330)	(16,169)	—	(36,382)	(29,192)	(184)	(65,758)	(81,927)	629,905	547,978	—	(2,389)	(2,389)
Morgan Stanley VIF Emerging Markets Debt Portfolio	3,107	(1,861)	2,215	3,461	—	(5,543)	(1,403)	(48)	(6,994)	(3,533)	107,164	103,631	3	(251)	(248)
Morgan Stanley VIF U.S. Real Estate Portfolio	6,168	68,659	(196,291)	(121,464)	4,886	(72,350)	(44,599)	(170)	(112,233)	(233,697)	714,045	480,348	224	(3,418)	(3,194)
Non-Affiliated Class 2:
American Funds I.S. Managed Risk Asset Allocation Fund	(585)	91,230	91	90,736	13,500	(77,157)	51,373	(12,025)	(24,309)	66,427	2,148,433	2,214,860	7,124	(8,904)	(1,780)
Columbia VP – Small Cap Value Fund	(16,377)	(69,033)	201,592	116,182	22,061	(152,872)	9,345	(7,257)	(128,723)	(12,541)	1,750,675	1,738,134	8,492	(13,771)	(5,279)
Franklin Growth and Income VIP Fund	104,226	826,905	(785,506)	145,625	85,534	(534,417)	(231,672)	(4,682)	(685,237)	(539,612)	4,983,199	4,443,587	10,756	(41,625)	(30,869)

(a) Name Change. See Note 1.	10
(b) New Underlying Fund. See Note 1.
(c) Merger. See Note 1.

Separate Account I
of
National Integrity Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Year Ended December 31, 2020

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
Non-Affiliated Class 2 (continued):
Franklin Income VIP Fund	$547,666	$(402,850)	$(472,137)	$(327,321)	$366,114	$(1,028,050)	$(963,914)	$(3,826)	$(1,629,676)	$(1,956,997)	$14,512,889	$12,555,892	39,985	(153,810)	(113,825)
Franklin Large Cap Growth VIP Fund	(76,027)	706,865	1,361,400	1,992,238	85,235	(705,480)	(185,998)	(6,053)	(812,296)	1,179,942	5,003,118	6,183,060	13,461	(35,693)	(22,232)
Franklin Mutual Shares VIP Fund	123,452	(44,148)	(608,286)	(528,982)	268,297	(861,572)	682,592	(56,821)	32,496	(496,486)	9,919,349	9,422,863	91,743	(76,889)	14,854
Franklin Small Cap Value VIP Fund	323	(59,909)	80,506	20,920	19,200	(84,175)	17,787	(1,316)	(48,504)	(27,584)	1,103,585	1,076,001	7,713	(11,143)	(3,430)
Invesco V.I. American Franchise Fund	(5,347)	55,427	82,639	132,719	—	(21,348)	(6,143)	(1,203)	(28,694)	104,025	356,087	460,112	2,030	(2,723)	(693)
Invesco V.I. American Value Fund	(46,619)	(405,444)	371,928	(80,135)	189,445	(593,876)	(124,002)	(26,938)	(555,371)	(635,506)	7,406,337	6,770,831	39,640	(70,904)	(31,264)
Invesco V.I. Comstock Fund	24,162	(73,968)	(19,123)	(68,929)	122,683	(351,202)	113,842	(23,154)	(137,831)	(206,760)	3,721,655	3,514,895	30,911	(35,576)	(4,665)
Invesco V.I. International Growth Fund	12,545	62,550	147,238	222,333	58,132	(243,838)	(65,191)	(13,972)	(264,869)	(42,536)	2,145,714	2,103,178	11,142	(31,448)	(20,306)
Invesco V.I. Mid Cap Growth Fund (c)	(1,429)	(16,154)	1,398	(16,185)	959	(2,309)	(287,677)	(135)	(289,162)	(305,347)	305,347	—	581	(20,673)	(20,092)
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series II (b)	(5,364)	21,705	185,249	201,590	22,052	(5,793)	459,008	(616)	474,651	676,241	—	676,241	51,120	(5,489)	45,631
Templeton Foreign VIP Fund	73,832	(241,655)	62,726	(105,097)	91,515	(497,003)	243,496	(24,242)	(186,234)	(291,331)	4,336,308	4,044,977	44,858	(55,711)	(10,853)
Templeton Global Bond VIP Fund	32,087	(46,315)	(19,527)	(33,755)	10,396	(139,001)	(89,703)	(130)	(218,438)	(252,193)	585,237	333,044	14,081	(38,203)	(24,122)
Templeton Growth VIP Fund	16,315	(81,933)	83,194	17,576	13,688	(187,886)	(7,303)	(1,687)	(183,188)	(165,612)	1,233,778	1,068,166	3,138	(18,767)	(15,629)
Morgan Stanley VIF Emerging Markets Debt Portfolio	28,024	(10,495)	18,402	35,931	14,521	(56,080)	(76,119)	(1,488)	(119,166)	(83,235)	953,060	869,825	4,297	(12,214)	(7,917)
Morgan Stanley VIF Emerging Markets Equity Portfolio	(3,509)	21,128	166,244	183,863	27,807	(216,121)	(280,462)	(3,410)	(472,186)	(288,323)	2,322,799	2,034,476	11,864	(39,852)	(27,988)
Morgan Stanley VIF U.S. Real Estate Portfolio	22,899	7,047	(462,864)	(432,918)	30,228	(184,359)	199,110	(8,282)	36,697	(396,221)	2,526,383	2,130,162	29,665	(23,082)	6,583
Non-Affiliated Class 3:
BlackRock Capital Appreciation V.I. Fund	(49,752)	386,712	889,298	1,226,258	115,020	(263,919)	(77,690)	(13,451)	(240,040)	986,218	3,163,979	4,150,197	14,463	(22,552)	(8,089)
BlackRock Global Allocation V.I. Fund	(1,289)	26,440	66,332	91,483	440	(23,275)	(56,252)	(2,343)	(81,430)	10,053	612,543	622,596	159	(7,048)	(6,889)
BlackRock High Yield V.I. Fund	7,455	(44)	4,693	12,104	2,000	(1,775)	8,023	(238)	8,010	20,114	210,299	230,413	864	(187)	677
BlackRock Total Return V.I. Fund	1,078	18,697	2,666	22,441	40,507	(9,620)	20,599	(2,694)	48,792	71,233	302,665	373,898	6,588	(2,094)	4,494
TOPS® Managed Risk Moderate Growth ETF Portfolio	6,812	10,477	29,262	46,551	20,250	(41,988)	9,057	(8,940)	(21,621)	24,930	1,152,672	1,177,602	2,301	(4,262)	(1,961)
Non-Affiliated Class 4:
American Funds I.S. Bond Fund	7,570	14,859	39,701	62,130	247,169	(822)	194,598	(6,839)	434,106	496,236	679,671	1,175,907	47,974	(8,906)	39,068
American Funds I.S. Capital Income Builder Fund	34,595	(9,589)	(14,674)	10,332	323,191	(65,226)	(368,432)	(5,774)	(116,241)	(105,909)	3,031,500	2,925,591	125,805	(141,963)	(16,158)
American Funds I.S. Global Growth Fund	(28,975)	129,465	558,731	659,221	84,955	(99,652)	(15,726)	(6,616)	(37,039)	622,182	2,254,646	2,876,828	14,076	(14,953)	(877)
American Funds I.S. Growth Fund	(38,088)	140,180	1,217,894	1,319,986	122,382	(72,387)	66,051	(2,654)	113,392	1,433,378	2,567,272	4,000,650	13,209	(7,797)	5,412
American Funds I.S. Growth-Income Fund	(7,466)	98,749	327,643	418,926	215,325	(75,152)	288,371	(9,050)	419,494	838,420	3,012,856	3,851,276	34,710	(10,441)	24,269
American Funds I.S. New World Fund	(12,216)	40,693	163,284	191,761	54,809	(90,166)	(26,647)	(5,199)	(67,203)	124,558	936,964	1,061,522	5,384	(10,472)	(5,088)
Non-Affiliated Class A:
DWS Small Cap Index VIP Fund	(816)	30,596	36,874	66,654	5,898	(74,506)	(94)	(67)	(68,769)	(2,115)	431,386	429,271	13	(1,953)	(1,940)
Non-Affiliated Class B:
DWS Small Cap Index VIP Fund	(6,677)	114,093	156,844	264,260	24,690	(181,149)	(42,302)	(1,209)	(199,970)	64,290	1,677,653	1,741,943	6,204	(13,943)	(7,739)
Advisor Class:
PIMCO VIT All Asset Portfolio	46,939	(5,193)	37,384	79,130	22,652	(49,049)	(216,446)	(1,127)	(243,970)	(164,840)	1,532,503	1,367,663	5,157	(22,694)	(17,537)
PIMCO VIT International Bond Portfolio (US Dollar Hedged)	1,918	(13)	(233)	1,672	—	(432)	7,500	(3)	7,065	8,737	40,212	48,949	654	(39)	615
PIMCO VIT CommodityRealReturn® Strategy Portfolio	54,530	(187,061)	137,231	4,700	8,662	(116,883)	67,116	(6,942)	(48,047)	(43,347)	1,280,144	1,236,797	39,142	(48,841)	(9,699)
PIMCO VIT Long-Term U.S. Government Portfolio	649	6,564	22,846	30,059	2,383	(3,395)	46,428	(500)	44,916	74,975	200,349	275,324	4,904	(1,572)	3,332
PIMCO VIT Low Duration Portfolio	(9,278)	(5,536)	45,161	30,347	83,767	(222,669)	448,161	(7,468)	301,791	332,138	2,124,791	2,456,929	49,765	(22,425)	27,340
PIMCO VIT Real Return Portfolio	(1,009)	804	89,298	89,093	12,384	(91,212)	20,228	(1,183)	(59,783)	29,310	905,848	935,158	3,019	(7,622)	(4,603)
PIMCO VIT Total Return Portfolio	106,310	280,687	904,821	1,291,818	1,074,713	(2,234,124)	425,425	(143,151)	(877,137)	414,681	19,493,650	19,908,331	178,634	(239,257)	(60,623)
Investor Class:
Guggenheim VT Global Managed Futures Strategy Fund	3,760	(5,731)	3,506	1,535	304	(21,741)	4,028	(912)	(18,321)	(16,786)	167,848	151,062	2,321	(5,200)	(2,879)
Guggenheim VT Multi-Hedge Strategies Fund	(586)	6,610	13,151	19,175	—	(47,081)	(2,701)	(936)	(50,718)	(31,543)	344,763	313,220	1,360	(7,037)	(5,677)
Guggenheim VT Long Short Equity Fund	(391)	(919)	2,887	1,577	—	(14,036)	2	(75)	(14,109)	(12,532)	71,584	59,052	3	(1,401)	(1,398)
ETF Shares:
iShares® Core S&P 500 ETF	(129,650)	2,312,607	361,801	2,544,758	97,150	(3,038,740)	(764,782)	—	(3,706,372)	(1,161,614)	18,622,009	17,460,395	15,069	(71,217)	(56,148)
iShares® Core S&P Mid-Cap ETF	(49,053)	541,364	191,787	684,098	65,110	(864,866)	48,550	—	(751,206)	(67,108)	5,399,322	5,332,214	17,927	(28,836)	(10,909)
iShares® Core S&P Small-Cap ETF	(30,108)	279,780	98,512	348,184	23,812	(441,029)	90,632	—	(326,585)	21,599	2,869,836	2,891,435	11,636	(15,241)	(3,605)
iShares® Core U.S. Aggregate Bond ETF	(3,177)	20,431	7,864	25,118	17,713	(29,531)	(9,119)	—	(20,937)	4,181	581,938	586,119	4,219	(5,066)	(847)
iShares® iBoxx $ High Yield Corporate Bond ETF	1,708	(304)	(1,184)	220	350	(14,799)	10,683	—	(3,766)	(3,546)	74,277	70,731	360	(512)	(152)
iShares® 5-10 Year Investment Grade Corporate Bond ETF (a)	648	5,701	35,512	41,861	6,370	(48,166)	61,994	—	20,198	62,059	715,838	777,897	4,465	(3,968)	497
iShares® International Treasury Bond ETF	(56,076)	4,249	218,501	166,674	26,626	(397,491)	114,049	—	(256,816)	(90,142)	2,325,634	2,235,492	12,711	(24,287)	(11,576)
iShares® S&P 500 Growth ETF	(35,969)	374,436	289,192	627,659	39,319	(248,166)	(313,962)	—	(522,809)	104,850	2,339,275	2,444,125	1,394	(8,327)	(6,933)
iShares® S&P 500 Value ETF	663	20,517	(17,939)	3,241	17,386	(21,350)	792	—	(3,172)	69	519,767	519,836	1,475	(1,355)	120

(a) Name Change. See Note 1.	11
(b) New Underlying Fund. See Note 1.
(c) Merger. See Note 1.

Separate Account I
of
National Integrity Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Year Ended December 31, 2020

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
ETF Shares (continued):
iShares® TIPS Bond ETF	$(1,774)	$8,875	$1,635	$8,736	$9,329	$(1,818)	$(65,334)	$—	$(57,823)	$(49,087)	$126,676	$77,589	816	(3,231)	(2,415)
Vanguard® Developed Markets Index Fund, ETF Shares	(6,039)	58,962	150,212	203,135	12,347	(399,247)	119,422	—	(267,478)	(64,343)	2,603,076	2,538,733	9,230	(15,475)	(6,245)
Vanguard® Dividend Appreciation Index Fund, ETF Shares	(8,012)	87,526	33,764	113,278	20,138	(99,280)	(65,372)	—	(144,514)	(31,236)	1,048,545	1,017,309	885	(3,509)	(2,624)
Vanguard® Emerging Markets Stock Index Fund, ETF Shares	(649)	10,749	17,105	27,205	15,038	(27,702)	10,212	—	(2,452)	24,753	222,074	246,827	1,702	(1,827)	(125)
Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares	473	1,973	1,868	4,314	—	(5,818)	8,423	—	2,605	6,919	61,061	67,980	270	(176)	94
Vanguard® Large-Cap Index Fund, ETF Shares	(6,263)	59,435	67,113	120,285	54,365	(79,485)	(7,857)	—	(32,977)	87,308	727,554	814,862	1,729	(2,406)	(677)
Vanguard® Mega Cap Index Fund, ETF Shares	(984)	9,993	15,175	24,184	—	(8,464)	1,255	—	(7,209)	16,975	140,194	157,169	171	(286)	(115)
Vanguard® Real Estate Index Fund, ETF Shares	3,583	1,297	(17,756)	(12,876)	3,720	(11,678)	37,791	—	29,833	16,957	243,968	260,925	1,180	(399)	781
Vanguard® Short-Term Bond Index Fund, ETF Shares	(87)	42	376	331	—	(1,270)	8,960	—	7,690	8,021	14,575	22,596	411	(77)	334
Vanguard® Total Bond Market Index Fund, ETF Shares	(55,789)	685,840	172,666	802,717	110,460	(2,906,726)	802,370	—	(1,993,896)	(1,191,179)	17,584,054	16,392,875	94,440	(171,321)	(76,881)

(a) Name Change. See Note 1.	12
(b) New Underlying Fund. See Note 1.
(c) Merger. See Note 1.

Separate Account I
of
National Integrity Life Insurance Company
Statements of Changes in Net Assets
For the Year Ended December 31, 2019

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
Affiliated:
Touchstone VST Aggressive ETF Fund	$13,432	$481,724	$538,594	$1,033,750	$138,189	$(648,419)	$(148,398)	$(8,982)	$(667,610)	$366,140	$5,262,279	$5,628,419	4,839	38,377	(33,538)
Touchstone VST Bond Fund (b)	12,201	5,407	26,762	44,370	40,735	(162,268)	2,212,784	(6,564)	2,084,687	2,129,057	—	2,129,057	234,133	24,913	209,220
Touchstone VST Common Stock Fund (b)	(21,821)	203,978	1,166,216	1,348,373	20,309	(1,041,391)	19,474,212	(12,453)	18,440,677	19,789,050	—	19,789,050	1,971,207	137,493	1,833,714
Touchstone VST Conservative ETF Fund	59,849	(17,103)	737,935	780,681	155,043	(1,283,976)	(60,291)	(10,252)	(1,199,476)	(418,795)	6,038,228	5,619,433	5,109	79,505	(74,396)
Touchstone VST Moderate ETF Fund	42,498	140,526	963,493	1,146,517	51,437	(1,664,471)	(3,124)	(12,109)	(1,628,267)	(481,750)	7,336,499	6,854,749	11,813	110,967	(99,154)
Non-Affiliated Initial Class:
Fidelity VIP Balanced Portfolio	7,047	110,021	269,782	386,850	—	(79,948)	(2)	(441)	(80,391)	306,459	1,716,085	2,022,544	6	3,030	(3,024)
Fidelity VIP Overseas Portfolio	3,650	62,868	202,304	268,822	—	(122,176)	(4,364)	(364)	(126,904)	141,918	1,080,829	1,222,747	10	6,591	(6,581)
Fidelity VIP Equity-Income Portfolio	46,606	562,441	1,070,784	1,679,831	146,328	(676,232)	(119,742)	(1,331)	(650,977)	1,028,854	6,781,160	7,810,014	1,418	9,780	(8,362)
Fidelity VIP Growth Portfolio	(53,852)	635,105	779,023	1,360,276	—	(399,154)	(112,708)	(1,162)	(513,024)	847,252	4,380,038	5,227,290	384	3,554	(3,170)
Fidelity VIP High Income Portfolio	65,591	349	129,837	195,777	3,514	(98,662)	248,388	(322)	152,918	348,695	1,394,105	1,742,800	25,766	20,613	5,153
Fidelity VIP Asset Manager Portfolio	10,792	111,437	291,287	413,516	3,890	(256,276)	(57,886)	(838)	(311,110)	102,406	2,674,359	2,776,765	72	5,724	(5,652)
Fidelity VIP Contrafund® Portfolio	(118,790)	2,238,968	1,228,908	3,349,086	169,068	(1,645,492)	(28,538)	(2,601)	(1,507,563)	1,841,523	11,709,315	13,550,838	1,367	24,756	(23,389)
Fidelity VIP Index 500 Portfolio	25,056	357,301	762,756	1,145,113	—	(469,823)	(20)	(907)	(470,750)	674,363	4,015,285	4,689,648	2	13,392	(13,390)
Fidelity VIP Investment Grade Bond Portfolio	18,506	2,838	94,004	115,348	—	(105,546)	(57,180)	(605)	(163,331)	(47,983)	1,474,164	1,426,181	704	10,444	(9,740)
Fidelity VIP Government Money Market	34,918	—	—	34,918	16,004	(1,385,480)	(5,828,238)	(3,831)	(7,201,545)	(7,166,627)	10,536,000	3,369,373	1,375,796	2,115,550	(739,754)
Non-Affiliated Service Class:
Fidelity VIP Growth Portfolio	(4,114)	65,919	31,912	93,717	—	(84,646)	(1)	(111)	(84,758)	8,959	314,242	323,201	—	3,503	(3,503)
Fidelity VIP Mid Cap Portfolio	(16,452)	367,353	207,075	557,976	—	(322,964)	454	(382)	(322,892)	235,084	2,656,970	2,892,054	230	5,095	(4,865)
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager Portfolio	2,522	24,216	119,471	146,209	127,397	(152,915)	133,536	(3,223)	104,795	251,004	852,116	1,103,120	13,228	5,745	7,483
Fidelity VIP Balanced Portfolio	18,740	539,231	1,279,052	1,837,023	921,377	(1,442,976)	1,295,324	(8,054)	765,671	2,602,694	7,956,995	10,559,689	143,040	88,083	54,957
Fidelity VIP Bond Index Portfolio (b)	1,050	245	(1,749)	(454)	51,272	—	34,272	(162)	85,382	84,928	—	84,928	8,385	16	8,369
Fidelity VIP Contrafund® Portfolio	(217,837)	2,540,839	2,070,548	4,393,550	314,877	(2,481,950)	(143,896)	(53,059)	(2,364,028)	2,029,522	15,616,017	17,645,539	22,981	121,909	(98,928)
Fidelity VIP Disciplined Small Cap Portfolio	(8,459)	91,301	186,289	269,131	117,781	(122,180)	57,009	(4,783)	47,827	316,958	1,229,446	1,546,404	13,580	11,189	2,391
Fidelity VIP Equity-Income Portfolio	13,672	209,439	468,016	691,127	309,494	(569,561)	183,527	(4,734)	(81,274)	609,853	2,746,396	3,356,249	35,930	34,519	1,411
Fidelity VIP Extended Market Index Portfolio (b)	127	354	2,622	3,103	33,472	—	—	—	33,472	36,575	—	36,575	3,467	—	3,467
Fidelity VIP Freedom 2010 Portfolio	1,378	27,617	27,011	56,006	—	(106,051)	(94)	(936)	(107,081)	(51,075)	447,762	396,687	2	7,521	(7,519)
Fidelity VIP Freedom 2015 Portfolio	704	32,386	29,412	62,502	2,000	(47,771)	(9,531)	(218)	(55,520)	6,982	406,517	413,499	139	3,911	(3,772)
Fidelity VIP Freedom 2020 Portfolio	1,574	42,112	60,875	104,561	75	(37,712)	55	(4,464)	(42,046)	62,515	590,030	652,545	15	2,864	(2,849)
Fidelity VIP Freedom 2025 Portfolio	5,613	56,378	255,525	317,516	129,512	—	17,996	(21,415)	126,093	443,609	1,524,969	1,968,578	9,685	1,400	8,285
Fidelity VIP Freedom 2030 Portfolio	(878)	72,657	20,929	92,708	—	(273,214)	77	(101)	(273,238)	(180,530)	543,648	363,118	1,123	19,616	(18,493)
Fidelity VIP Growth Portfolio	(46,836)	301,944	692,311	947,419	217,604	(264,344)	99,734	(8,261)	44,733	992,152	2,907,876	3,900,028	20,612	17,240	3,372
Fidelity VIP High Income Portfolio	266,766	96,722	(33,801)	329,687	166,523	(316,133)	5,844,716	(3,058)	5,692,048	6,021,735	785,554	6,807,289	903,597	616,314	287,283
Fidelity VIP Index 500 Portfolio	75,813	1,626,483	5,073,245	6,775,541	1,347,905	(3,038,903)	1,029,979	(86,549)	(747,568)	6,027,973	23,138,184	29,166,157	163,249	185,079	(21,830)
Fidelity VIP International Index Portfolio (b)	29	3	28	60	—	—	1,452	—	1,452	1,512	—	1,512	142	—	142
Fidelity VIP Investment Grade Bond Portfolio	161,053	22,450	904,085	1,087,588	988,556	(1,145,472)	223,911	(126,384)	(59,389)	1,028,199	13,976,496	15,004,695	112,432	118,505	(6,073)
Fidelity VIP Mid Cap Portfolio	(55,513)	658,579	765,703	1,368,769	119,759	(764,202)	1,895,166	(12,161)	1,238,562	2,607,331	6,108,382	8,715,713	79,822	40,777	39,045
Fidelity VIP Overseas Portfolio	(8,099)	396,735	399,899	788,535	20,567	(460,296)	(1,652,157)	(6,578)	(2,098,464)	(1,309,929)	3,982,816	2,672,887	8,928	163,681	(154,753)
Fidelity VIP Target Volatility Portfolio	(701)	11,980	59,831	71,110	8,145	(9,427)	(683)	(5,937)	(7,902)	63,208	422,590	485,798	802	1,413	(611)
Non-Affiliated Class 1:
Columbia VP – Select Mid Cap Value Fund (a)	(18,946)	39,277	324,583	344,914	115,642	(82,714)	49,332	(1,362)	80,898	425,812	1,113,005	1,538,817	12,353	7,479	4,874
Franklin Growth and Income VIP Fund	19,569	159,836	188,599	368,004	—	(197,144)	349	(440)	(197,235)	170,769	1,580,044	1,750,813	360	7,320	(6,960)
Franklin Income VIP Fund	137,122	107,202	204,103	448,427	36,610	(606,687)	614	(683)	(570,146)	(121,719)	3,174,580	3,052,861	305	20,906	(20,601)
JP Morgan IT Mid Cap Value	1,923	89,008	51,354	142,285	—	(123,460)	(3)	(271)	(123,734)	18,551	611,354	629,905	—	4,257	(4,257)
Morgan Stanley VIF Emerging Markets Debt Portfolio	4,459	(3,218)	12,686	13,927	2,605	(27,335)	(716)	(50)	(25,496)	(11,569)	118,733	107,164	4	792	(788)
Morgan Stanley VIF U.S. Real Estate Portfolio	3,134	59,252	52,569	114,955	4,254	(81,498)	(4,737)	(198)	(82,179)	32,776	681,269	714,045	444	2,551	(2,107)
Non-Affiliated Class 2:
American Funds I.S. Managed Risk Asset Allocation Fund	16,447	91,391	187,362	295,200	110,389	(43,730)	17,444	(11,826)	72,277	367,477	1,780,956	2,148,433	10,493	4,498	5,995
Columbia VP – Small Cap Value Fund	(20,295)	95,623	212,051	287,379	98,245	(101,248)	(18,660)	(7,481)	(29,144)	258,235	1,492,440	1,750,675	14,895	15,520	(625)
Franklin Growth and Income VIP Fund	39,887	386,018	607,438	1,033,343	9,512	(675,255)	29,866	(5,145)	(641,022)	392,321	4,590,878	4,983,199	13,480	42,237	(28,757)
Franklin Income VIP Fund	558,813	216,927	1,101,237	1,876,977	480,832	(1,706,975)	541,829	(4,203)	(688,517)	1,188,460	13,324,429	14,512,889	60,696	102,200	(41,504)
Franklin Large Cap Growth VIP Fund	(68,632)	674,156	735,649	1,341,173	100,510	(552,699)	(108,685)	(6,634)	(567,508)	773,665	4,229,453	5,003,118	5,555	26,663	(21,108)
Franklin Mutual Shares VIP Fund	34,651	978,794	784,056	1,797,501	442,353	(1,050,055)	51,602	(57,624)	(613,724)	1,183,777	8,735,572	9,919,349	45,921	78,970	(33,049)
Franklin Small Cap Value VIP Fund	(4,224)	112,894	112,871	221,541	129,801	(167,574)	17,067	(1,261)	(21,967)	199,574	904,011	1,103,585	9,565	10,686	(1,121)
Invesco V.I. American Franchise Fund	(3,895)	49,743	35,680	81,528	32,770	(14,730)	19,681	(781)	36,940	118,468	237,619	356,087	3,250	1,638	1,612

(a) Name Change. See Note 1.	13
(b) New Underlying Fund. See Note 1.

Separate Account I
of
National Integrity Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Year Ended December 31, 2019

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
Non-Affiliated Class 2 (continued):
Invesco V.I. American Value Fund	$(66,436)	$398,380	$1,039,346	$1,371,290	$917,798	$(583,955)	$(28,450)	$(26,476)	$278,917	$1,650,207	$5,756,130	$7,406,337	59,663	42,401	17,262
Invesco V.I. Comstock Fund	9,948	435,317	260,690	705,955	261,718	(251,607)	34,853	(23,384)	21,580	727,535	2,994,120	3,721,655	23,707	21,387	2,320
Invesco V.I. International Growth Fund	(1,987)	141,388	297,474	436,875	161,487	(97,727)	51,295	(13,415)	101,640	538,515	1,607,199	2,145,714	25,934	17,269	8,665
Invesco V.I. Mid Cap Growth Fund	(3,741)	39,584	22,100	57,943	15,654	(828)	87,560	(563)	101,823	159,766	145,581	305,347	10,125	2,669	7,456
Templeton Foreign VIP Fund	9,556	(55,388)	479,921	434,089	350,622	(331,667)	126,049	(23,645)	121,359	555,448	3,780,860	4,336,308	55,027	37,775	17,252
Templeton Global Bond VIP Fund	24,839	(12,541)	(6,895)	5,403	—	(33,521)	14,432	(175)	(19,264)	(13,861)	599,098	585,237	15,743	17,252	(1,509)
Templeton Growth VIP Fund	16,386	230,803	(92,789)	154,400	14,786	(146,160)	13,146	(2,117)	(120,345)	34,055	1,199,723	1,233,778	4,849	11,833	(6,984)
Morgan Stanley VIF Emerging Markets Debt Portfolio	36,758	(9,699)	80,016	107,075	101,520	(113,112)	16,140	(1,832)	2,716	109,791	843,269	953,060	7,304	6,104	1,200
Morgan Stanley VIF Emerging Markets Equity Portfolio	(9,712)	167,337	201,278	358,903	133,291	(304,343)	80,458	(3,955)	(94,549)	264,354	2,058,445	2,322,799	18,404	17,426	978
Morgan Stanley VIF U.S. Real Estate Portfolio	4,238	164,455	207,516	376,209	157,894	(260,429)	43,166	(8,496)	(67,865)	308,344	2,218,039	2,526,383	21,263	21,250	13
Non-Affiliated Class 3:
BlackRock Capital Appreciation V.I. Fund	(40,875)	472,481	286,750	718,356	289,196	(352,801)	150,025	(11,129)	75,291	793,647	2,370,332	3,163,979	25,003	21,257	3,746
BlackRock Global Allocation V.I. Fund	(1,677)	19,766	72,658	90,747	10,874	(69,268)	(10,304)	(2,313)	(71,011)	19,736	592,807	612,543	2,775	8,555	(5,780)
BlackRock High Yield V.I. Fund	6,175	(24)	12,522	18,673	3,900	(2,176)	67,563	(224)	69,063	87,736	122,563	210,299	6,238	320	5,918
BlackRock Total Return V.I. Fund	2,420	993	11,954	15,367	49,473	(5,514)	81,878	(1,928)	123,909	139,276	163,389	302,665	13,153	1,055	12,098
TOPS® Managed Risk Moderate Growth ETF Portfolio	6,483	53,319	88,995	148,797	40,721	(75,838)	2,281	(8,602)	(41,438)	107,359	1,045,313	1,152,672	4,113	7,733	(3,620)
Non-Affiliated Class 4:
American Funds I.S. Bond Fund	6,549	(1,114)	33,974	39,409	75	(3,836)	152,777	(5,476)	143,540	182,949	496,722	679,671	16,818	2,875	13,943
American Funds I.S. Capital Income Builder Fund	30,954	5,969	288,047	324,970	182,209	(33,498)	1,024,410	(4,084)	1,169,037	1,494,007	1,537,493	3,031,500	116,482	5,120	111,362
American Funds I.S. Global Growth Fund	(6,642)	121,270	422,807	537,435	199,256	(120,943)	91,965	(5,227)	165,051	702,486	1,552,160	2,254,646	24,629	13,269	11,360
American Funds I.S. Growth Fund	(17,593)	223,893	305,865	512,165	333,196	(54,051)	202,254	(2,178)	479,221	991,386	1,575,886	2,567,272	32,489	5,282	27,207
American Funds I.S. Growth-Income Fund	564	295,774	289,581	585,919	241,486	(202,392)	(25,995)	(7,429)	5,670	591,589	2,421,267	3,012,856	21,192	20,670	522
American Funds I.S. New World Fund	(4,626)	41,847	147,771	184,992	118,689	(32,267)	17,544	(4,568)	99,398	284,390	652,574	936,964	15,006	6,391	8,615
Non-Affiliated Class A:
DWS Small Cap Index VIP Fund	(1,151)	34,111	54,311	87,271	—	(28,976)	(11,824)	(82)	(40,882)	46,389	384,997	431,386	13	1,292	(1,279)
Non-Affiliated Class B:
DWS Small Cap Index VIP Fund	(8,645)	131,486	180,863	303,704	6,202	(47,212)	120,194	(1,170)	78,014	381,718	1,295,935	1,677,653	14,573	8,910	5,663
Advisor Class:
PIMCO VIT All Asset Portfolio	20,376	(9,244)	137,252	148,384	18,000	(146,530)	(38,599)	(1,278)	(168,407)	(20,023)	1,552,526	1,532,503	5,445	18,085	(12,640)
PIMCO VIT International Bond Portfolio (US Dollar Hedged)	80	134	856	1,070	—	—	21,370	(3)	21,367	22,437	17,775	40,212	1,957	—	1,957
PIMCO VIT CommodityRealReturn® Strategy Portfolio	36,772	(237,080)	317,729	117,421	36,044	(181,031)	51,923	(7,027)	(100,091)	17,330	1,262,814	1,280,144	34,132	60,754	(26,622)
PIMCO VIT Long-Term U.S. Government Portfolio	1,307	2,567	18,774	22,648	315	(4,910)	(2,026)	(512)	(7,133)	15,515	184,834	200,349	1,552	2,113	(561)
PIMCO VIT Low Duration Portfolio	23,407	(3,601)	26,239	46,045	111,661	(55,771)	222,164	(6,788)	271,266	317,311	1,807,480	2,124,791	30,950	6,424	24,526
PIMCO VIT Real Return Portfolio	837	(58,400)	139,424	81,861	4,831	(464,701)	3,390	(1,187)	(457,667)	(375,806)	1,281,654	905,848	5,103	42,962	(37,859)
PIMCO VIT Total Return Portfolio	280,633	(128,415)	1,131,174	1,283,392	1,107,365	(2,685,549)	324,082	(136,015)	(1,390,117)	(106,725)	19,600,375	19,493,650	119,844	220,216	(100,372)
Investor Class:
Guggenheim VT Global Managed Futures Strategy Fund	(1,340)	(14,765)	32,488	16,383	2,852	(84,499)	3,210	(1,364)	(79,801)	(63,418)	231,266	167,848	2,264	14,911	(12,647)
Guggenheim VT Multi-Hedge Strategies Fund	3,020	4,720	5,411	13,151	—	(58,266)	5,755	(1,103)	(53,614)	(40,463)	385,226	344,763	880	7,095	(6,215)
Guggenheim VT Long Short Equity Fund	(674)	(1,364)	4,876	2,838	—	(11,899)	2	(102)	(11,999)	(9,161)	80,745	71,584	38	1,271	(1,233)
ETF Shares:
iShares® Core S&P 500 ETF	(62,898)	2,752,485	2,111,580	4,801,167	127,776	(4,438,855)	(723,137)	—	(5,034,216)	(233,049)	18,855,058	18,622,009	8,249	96,741	(88,492)
iShares® Core S&P Mid-Cap ETF	(48,109)	562,468	644,681	1,159,040	36,654	(1,209,981)	73,018	—	(1,100,309)	58,731	5,340,591	5,399,322	5,330	27,044	(21,714)
iShares® Core S&P Small-Cap ETF	(31,368)	271,765	288,672	529,069	19,849	(644,696)	163,875	—	(460,972)	68,097	2,801,739	2,869,836	4,277	12,828	(8,551)
iShares® Core U.S. Aggregate Bond ETF	183	19,904	15,078	35,165	16,374	(106,054)	16,359	—	(73,321)	(38,156)	620,094	581,938	2,284	5,157	(2,873)
iShares® iBoxx $ High Yield Corporate Bond ETF	2,917	4,902	4,717	12,536	325	(65,784)	2,818	—	(62,641)	(50,105)	124,382	74,277	109	2,106	(1,997)
iShares® Intermediate-Term Corporate Bond ETF	5,555	6,255	62,519	74,329	12,512	(23,049)	(993)	—	(11,530)	62,799	653,039	715,838	1,552	1,990	(438)
iShares® International Treasury Bond ETF	(58,213)	(11,455)	104,171	34,503	16,569	(547,886)	187,057	—	(344,260)	(309,757)	2,635,391	2,325,634	10,236	25,399	(15,163)
iShares® S&P 500 Growth ETF	(18,715)	255,784	327,518	564,587	15,835	(327,950)	(70,510)	—	(382,625)	181,962	2,157,313	2,339,275	1,188	7,300	(6,112)
iShares® S&P 500 Value ETF	(882)	26,817	95,831	121,766	6,476	(53,287)	(2,914)	—	(49,725)	72,041	447,726	519,767	520	1,492	(972)
iShares® TIPS Bond ETF	(955)	395	6,868	6,308	10,461	(2,711)	4,600	—	12,350	18,658	108,018	126,676	731	167	564
Vanguard® Developed Markets Index Fund, ETF Shares	15,601	106,747	358,799	481,147	17,503	(575,583)	29,149	—	(528,931)	(47,784)	2,650,860	2,603,076	3,357	18,919	(15,562)
Vanguard® Dividend Appreciation Index Fund, ETF Shares	(8,848)	102,401	155,265	248,818	18,358	(176,638)	(37,435)	—	(195,715)	53,103	995,442	1,048,545	532	4,293	(3,761)
Vanguard® Emerging Markets Stock Index Fund, ETF Shares	1,770	7,959	29,962	39,691	947	(80,739)	1,998	—	(77,794)	(38,103)	260,177	222,074	610	3,720	(3,110)
Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares	965	1,352	4,558	6,875	—	(8,391)	(5)	—	(8,396)	(1,521)	62,582	61,061	—	279	(279)

(a) Name Change. See Note 1.	14
(b) New Underlying Fund. See Note 1.

Separate Account I
of
National Integrity Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Year Ended December 31, 2019

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
ETF Shares (continued):
Vanguard® Large-Cap Index Fund, ETF Shares	$(4,464)	$29,364	$139,806	$164,706	$8,668	$(37,858)	$(14,231)	$—	$(43,421)	$121,285	$606,269	$727,554	345	1,108	(763)
Vanguard® Mega Cap Index Fund, ETF Shares	(635)	14,118	19,627	33,110	1,245	(17,071)	(246)	—	(16,072)	17,038	123,156	140,194	80	356	(276)
Vanguard® Real Estate Index Fund, ETF Shares	2,199	15,315	45,377	62,891	2,561	(60,500)	(12,858)	—	(70,797)	(7,906)	251,874	243,968	152	1,688	(1,536)
Vanguard® Short-Term Bond Index Fund, ETF Shares	3	(26)	485	462	—	(4,520)	533	—	(3,987)	(3,525)	18,100	14,575	24	186	(162)
Vanguard® Total Bond Market Index Fund, ETF Shares	35,552	592,851	528,124	1,156,527	123,551	(4,090,322)	545,757	—	(3,421,014)	(2,264,487)	19,848,541	17,584,054	45,657	180,598	(134,941)

(a) Name Change. See Note 1.	15
(b) New Underlying Fund. See Note 1.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements
December 31, 2020
1. Organization and Nature of Operations

National Integrity Life Insurance Company Separate Account I (”the Separate Account”) is a unit investment trust registered under the Investment Company Act of 1940 (the “1940 Act”), established by the National Integrity Life Insurance Company (the “Company”), a life insurance company that is a wholly-owned subsidiary of Integrity Life Insurance Company (“Integrity”), which is a wholly-owned subsidiary of The Western and Southern Life Insurance Company. The Separate Account was established on May 19, 1986, under the insurance laws of the State of New York, for the purpose of issuing variable annuity contracts (“Contracts”).

Contract holders may allocate or transfer their account values to one or more of the Separate Account’s investment subaccounts, or for certain contract holders, to one or more fixed guarantee rate options of the Company’s Separate Account Guaranteed Principal Option (“GPO”). Options in the Separate Account GPO include fixed guaranteed rate options over various maturity periods that are subject to a market value adjustment (“MVA”). In addition, certain contract holders may also allocate or transfer their account values to options held in the Company’s general account. Such options include a guaranteed interest division, a quarterly rate option or a Systematic Transfer Option (“STO”). All STO contributions must be transferred to other investment divisions or to a guaranteed rate option within either six months or one year of the contribution.
Each subaccount invests all its investible assets in shares of corresponding investment portfolios (“Underlying Funds”) of the investment companies listed below:

American Funds Insurance Series	Columbia Funds Variable Portfolios
Non-Affiliated Class 2	Non-Affiliated Class 1
American Funds I.S. Managed Risk Asset Allocation Fund	Columbia VP – Select Mid Cap Value Fund
Non-Affiliated Class 4	Non-Affiliated Class 2
American Funds I.S. Bond Fund	Columbia VP – Small Cap Value Fund
American Funds I.S. Capital Income Builder Fund
American Funds I.S. Global Growth Fund	DWS Investments VIT Funds
American Funds I.S. Growth Fund	Non-Affiliated Class A:
American Funds I.S. Growth-Income Fund	DWS Small Cap Index VIP Fund
American Funds I.S. New World Fund	Non-Affiliated Class B:
DWS Small Cap Index VIP Fund
BlackRock Variable Series Funds
Non-Affiliated Class 3
BlackRock Capital Appreciation V.I. Fund
BlackRock Global Allocation V.I. Fund
BlackRock High Yield V.I. Fund
BlackRock Total Return V.I. Fund
16

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)
1. Organization and Nature of Operations (continued)

Fidelity Variable Insurance Products	Franklin Templeton VIP Trust (continued)
Non-Affiliated Initial Class:	Non-Affiliated Class 2 (continued):
Fidelity VIP Balanced Portfolio	Franklin Large Cap Growth VIP Fund
Fidelity VIP Overseas Portfolio	Franklin Mutual Shares VIP Fund
Fidelity VIP Equity-Income Portfolio	Franklin Small Cap Value VIP Fund
Fidelity VIP Growth Portfolio	Templeton Foreign VIP Fund
Fidelity VIP High Income Portfolio	Templeton Global Bond VIP Fund
Fidelity VIP Asset Manager Portfolio	Templeton Growth VIP Fund
Fidelity VIP Contrafund® Portfolio
Fidelity VIP Index 500 Portfolio	Rydex Variable Trust (Guggenheim Variable Insurance Funds)
Fidelity VIP Investment Grade Bond Portfolio	Investor Class:
Fidelity VIP Government Money Market	Guggenheim VT Global Managed Futures Strategy Fund
Non-Affiliated Service Class:	Guggenheim VT Multi-Hedge Strategies Fund
Fidelity VIP Growth Portfolio	Guggenheim VT Long Short Equity Fund
Fidelity VIP Mid Cap Portfolio
Non-Affiliated Service Class 2:	iShares Trust
Fidelity VIP Asset Manager Portfolio	ETF Shares:
Fidelity VIP Balanced Portfolio	iShares® Core S&P 500 ETF
Fidelity VIP Bond Index Portfolio	iShares® Core S&P Mid-Cap ETF
Fidelity VIP Contrafund® Portfolio	iShares® Core S&P Small-Cap ETF
Fidelity VIP Disciplined Small Cap Portfolio	iShares® Core U.S. Aggregate Bond ETF
Fidelity VIP Equity-Income Portfolio	iShares® iBoxx $ High Yield Corporate Bond ETF
Fidelity VIP Extended Market Index Portfolio	iShares® 5-10 Year Investment Grade Corporate Bond ETF
Fidelity VIP Freedom 2010 Portfolio	iShares® International Treasury Bond ETF
Fidelity VIP Freedom 2015 Portfolio	iShares® S&P 500 Growth ETF
Fidelity VIP Freedom 2020 Portfolio	iShares® S&P 500 Value ETF
Fidelity VIP Freedom 2025 Portfolio	iShares® TIPS Bond ETF
Fidelity VIP Freedom 2030 Portfolio
Fidelity VIP Growth Portfolio	Invesco (AIM) Variable Insurance Funds
Fidelity VIP High Income Portfolio	Non-Affiliated Class 2:
Fidelity VIP Index 500 Portfolio	Invesco V.I. American Franchise Fund
Fidelity VIP International Index Portfolio	Invesco V.I. American Value Fund
Fidelity VIP Investment Grade Bond Portfolio	Invesco V.I. Comstock Fund
Fidelity VIP Mid Cap Portfolio	Invesco V.I. International Growth Fund
Fidelity VIP Overseas Portfolio	Invesco Oppenheimer V.I. Discovery Mid Cap Growth
Fidelity VIP Target Volatility Portfolio
Fidelity VIP Total Market Index Portfolio	JPMorgan Insurance Trust
Franklin Templeton VIP Trust	Non-Affiliated Class 1:
Non-Affiliated Class 1:	JP Morgan IT Mid Cap Value
Franklin Growth and Income VIP Fund
Franklin Income VIP Fund	Morgan Stanley Variable Insurance Funds, Inc.
Non-Affiliated Class 2:	Non-Affiliated Class 1:
Franklin Growth and Income VIP Fund	Morgan Stanley VIF Emerging Markets Debt Portfolio
Franklin Income VIP Fund	Morgan Stanley VIF U.S. Real Estate Portfolio
17

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)
1. Organization and Nature of Operations (continued)

Morgan Stanley Variable Insurance Funds, Inc.	Touchstone Variable Series Trust
Non-Affiliated Class 2:	Affiliated Service Class:
Morgan Stanley VIF Emerging Markets Debt Portfolio	Touchstone VST Aggressive ETF Fund
Morgan Stanley VIF Emerging Markets Equity Portfolio	Touchstone VST Bond Fund
Morgan Stanley VIF U.S. Real Estate Portfolio	Touchstone VST Common Stock Fund
Touchstone VST Conservative ETF Fund
Pimco Variable Insurance Trust	Touchstone VST Moderate ETF Fund
Advisor Class:
PIMCO VIT All Asset Portfolio	The Vanguard Index Funds
PIMCO VIT International Bond Portfolio (US Dollar Hedged)	ETF Shares:
PIMCO VIT CommodityRealReturn® Strategy Portfolio	Vanguard® Developed Markets Index Fund, ETF Shares
PIMCO VIT Long-Term U.S. Government Portfolio	Vanguard® Dividend Appreciation Index Fund, ETF Shares
PIMCO VIT Low Duration Portfolio	Vanguard® Emerging Markets Stock Index Fund, ETF Shares
PIMCO VIT Real Return Portfolio	Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares
PIMCO VIT Total Return Portfolio	Vanguard® Large-Cap Index Fund, ETF Shares
Vanguard® Mega Cap Index Fund, ETF Shares
Northern Lights Variable Trust	Vanguard® Real Estate Index Fund, ETF Shares
Non-Affiliated Class 3:	Vanguard® Short-Term Bond Index Fund, ETF Shares
TOPS® Managed Risk Moderate Growth ETF Portfolio	Vanguard® Total Bond Market Index Fund, ETF Shares

18

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)
1. Organization and Nature of Operations (continued)

During the year ended December 31, 2020, the following Underlying Funds had name changes that were made effective:
Date:	New Name:	Old Name:
9/30/2020	iShares® 5-10 Year Investment Grade Corporate Bond ETF	iShares® Intermediate-Term Corporate Bond ETF

During the year ended December 31, 2019, the following Underlying Funds had name changes that were made effective:
Date:	New Name:	Old Name:
5/1/2019	Columbia VP - Select Mid Cap Value Class 1	Columbia VP - Mid Cap Value Class 1

The statement of operations for all of the Underlying Funds are presented in the financial statements for the year ended December 31, 2020 except for the following Underlying Funds:
Period:	Underlying Fund:
1/1/2020 - 4/29/2020	Invesco V.I. Mid Cap Growth Fund
4/30/2020 - 12/31/2020	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series II

The statements of changes in net assets for all of the Underlying Funds are presented in the financial statements for the year ended December 31, 2020 and December 31, 2019 with the exception of the following Underlying Funds:
Period:	Underlying Fund:
1/1/2020 - 4/29/2020	Invesco V.I. Mid Cap Growth Fund
4/30/2020 - 12/31/2020	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series II
7/12/2019 - 12/31/2019	Touchstone VST Bond Fund
7/12/2019 - 12/31/2019	Touchstone VST Common Stock Fund
7/12/2019 - 12/31/2019	Fidelity VIP Bond Index Portfolio
7/12/2019 - 12/31/2019	Fidelity VIP International Index Portfolio
7/12/2019 - 12/31/2019	Fidelity VIP Extended Market Index Portfolio

All of the Underlying Funds had activity during the year ended December 31, 2020. All of the Underlying Funds had activity during the year ended December 31, 2019 except for the following Underlying Fund:
Fidelity VIP Total Market Index Portfolio*

* The Underlying Fund commenced operations on July 12, 2019

19

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

1. Organization and Nature of Operations (continued)
As a result of restructuring in 2020 or 2019, the following Underlying Fund that was previously offered is no longer available as an investment option to our contract holders. Any contract holder allocations that remained in this fund were redeemed and used to purchase shares of the surviving funds as indicated:
Date:	Surviving Underlying Fund:	Closed Underlying Fund:
4/30/2020	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series II	Invesco V.I. Mid Cap Growth Fund
7/12/2019	Touchstone VST Bond Fund	Touchstone VST Active Bond Fund
7/12/2019	Touchstone VST Common Stock Fund	Touchstone VST Focused Fund
7/12/2019	Touchstone VST Common Stock Fund	Touchstone VST Large Cap Core Equity Fund

Mid Atlantic Trust Company (“MATC”), a South Dakota registered non-depository trust company, is the custodian for the Vanguard ETFs and the iShares ETFs held by the subaccounts.

The contract holder’s account value in a subaccount will vary depending on the performance of the corresponding Underlying Fund. The Separate Account currently has 104 investment subaccounts available. The investment objective of each subaccount is to invest in the corresponding Underlying Fund. Refer to each Underlying Fund’s prospectus for a description of investment objectives.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account’s assets applicable to contract holders’ accounts is not chargeable with liabilities arising out of any other business the Company may conduct.

2. Summary of Significant Accounting Policies

Basis of Presentation

The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“US GAAP”).

Investments

Investments in shares of the Underlying Funds are valued at fair value as determined by the closing net asset value per share on December 31, 2020. The difference between cost and fair value is reflected as unrealized appreciation or depreciation of investments.

20

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

2. Summary of Significant Accounting Policies (continued)

Share transactions are recorded on the trade date. Realized gains and losses on sales of the Underlying Funds’ shares of the Funds are determined based on identified cost basis.

Capital gain distributions are included in the realized gain distributions line on the Statements of Operations. Dividends are included in the reinvested dividends line on the Statements of Operations. Dividends and capital gain distributions are recorded on the ex-dividend date. Dividends and capital gain distributions from the Underlying Funds’ are reinvested in the respective Underlying Funds and are reflected in the unit values of the subaccounts.

The Separate Account’s investments are held at fair value. Fair value is the price that the Separate Account would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Fair Value is established using a three-level hierarchy based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assessment regarding the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The Separate Account’s investments are assigned a level based upon the observability of the inputs that are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•Level 1 - inputs to the valuation methodology are quoted prices in active markets.
•    Level 2 - inputs to the valuation methodology are observable, directly or indirectly.
•    Level 3 - inputs to the valuation methodology are unobservable and reflect assumptions on the part of the reporting entity.

The Separate Account’s investments are valued as Level 1. There were no transfers between levels 1, 2, and 3 during the year. The Separate Account’s policy is to recognize the transfers in and transfers out of levels at the beginning of the annual reporting period.

Unit Value

Unit values for the subaccounts are computed at the end of each business day. The unit value is equal to the unit value for the preceding business day multiplied by a net investment factor. This net investment factor is determined based on the net asset value of the Underlying Fund, reinvested dividends and capital gains, and the daily asset charge for the mortality and expense risk and certain administrative charges, as applicable.

21

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

2. Summary of Significant Accounting Policies (continued)

Taxes

Operations of the Separate Account are included in the income tax return of the Company, which is taxed as a life insurance company under the Internal Revenue Code (“IRC”). The Separate Account is not taxed as a regulated investment company under Subchapter M of the IRC. Under the provisions of the policies, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current tax law, the Company pays no tax on investment income and capital gains reflected in variable life insurance policy reserves. However, the Company retains the right to charge for any federal income tax incurred, which is attributable to the Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the Separate Account may also be made.

Use of Estimates

The preparation of financial statements in accordance with the US GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Risks and Uncertainties

The Company is exposed to risk associated with the ongoing outbreak of coronavirus (“COVID-19”) and is actively monitoring developments through governmental briefings and the relevant health authorities. The effects of the outbreak on the Company are uncertain and difficult to predict, as the situation continues to evolve. Risks include (but are not limited to) the disruption of business operations due to changing work environments for employees, agents and distributors, and business partners; potential economic hardship of policyholders and issuers of investments held by the Separate Account; and disruptions of product marketing and sales efforts. The Separate Account has business continuity plans in place to mitigate the risks posed to business operations by disruptive incidents such as these.

Subsequent Events

Management has evaluated subsequent events though the issuance of these financial statements and determined that no additional disclosures are required.

22

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)
3. Investments

The aggregate cost of Underlying Fund shares purchased and proceeds from Underlying Fund shares sold during the period ended December 31, 2020 and the cost of investments held at December 31, 2020, for each subaccount, were as follows:

Subaccount	Purchases	Sales	Cost
Affiliated:
Touchstone VST Aggressive ETF Fund	$285,622	$(368,807)	$4,797,662
Touchstone VST Bond Fund	417,927	(417,095)	2,117,224
Touchstone VST Common Stock Fund	928,878	(3,339,017)	16,503,523
Touchstone VST Conservative ETF Fund	401,721	(955,238)	5,104,640
Touchstone VST Moderate ETF Fund	564,896	(764,087)	7,017,427
Non-Affiliated Initial Class:
Fidelity VIP Balanced Portfolio	56,625	(261,637)	1,517,404
Fidelity VIP Overseas Portfolio	10,419	(66,154)	847,313
Fidelity VIP Equity-Income Portfolio	500,012	(589,515)	6,771,600
Fidelity VIP Growth Portfolio	548,180	(446,982)	3,526,398
Fidelity VIP High Income Portfolio	1,245,982	(1,278,425)	1,653,764
Fidelity VIP Asset Manager Portfolio	88,726	(123,360)	2,596,549
Fidelity VIP Contrafund® Portfolio	167,959	(1,689,180)	10,131,370
Fidelity VIP Index 500 Portfolio	109,273	(457,352)	2,119,982
Fidelity VIP Investment Grade Bond Portfolio	31,555	(154,134)	1,278,614
Fidelity VIP Government Money Market	35,191,669	(34,216,148)	4,344,896
Non-Affiliated Service Class:
Fidelity VIP Growth Portfolio	33,217	(71,984)	212,118
Fidelity VIP Mid Cap Portfolio	14,408	(242,087)	2,609,182
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager Portfolio	100,581	(101,974)	1,091,743
Fidelity VIP Balanced Portfolio	2,501,847	(2,137,010)	10,120,408
Fidelity VIP Bond Index Portfolio	284,135	(18,991)	352,130
Fidelity VIP Contrafund® Portfolio	524,568	(3,474,513)	13,255,289
Fidelity VIP Disciplined Small Cap Portfolio	251,808	(425,896)	1,347,662
Fidelity VIP Equity-Income Portfolio	447,204	(431,979)	2,980,113
Fidelity VIP Extended Market Index Portfolio	15,651	(566)	49,036
Fidelity VIP Freedom 2010 Portfolio	36,388	(37,326)	354,243
Fidelity VIP Freedom 2015 Portfolio	24,888	(11,963)	385,330
Fidelity VIP Freedom 2020 Portfolio	50,806	(122,126)	514,159
Fidelity VIP Freedom 2025 Portfolio	166,044	(63,510)	1,897,589
Fidelity VIP Freedom 2030 Portfolio	185,084	(212,144)	279,649
Fidelity VIP Growth Portfolio	857,620	(789,905)	3,384,104
Fidelity VIP High Income Portfolio	30,005,263	(30,111,111)	6,905,578
Fidelity VIP Index 500 Portfolio	5,045,382	(6,108,554)	22,247,768
Fidelity VIP International Index Portfolio	48,987	(958)	49,543
Fidelity VIP Investment Grade Bond Portfolio	2,139,180	(2,677,979)	14,188,014
Fidelity VIP Mid Cap Portfolio	348,089	(1,579,709)	7,314,080
Fidelity VIP Overseas Portfolio	89,812	(479,723)	1,950,342
Fidelity VIP Target Volatility Portfolio	29,540	(40,017)	430,119
Fidelity VIP Total Market Index Portfolio	66,345	(3,241)	63,767

(a) Name Change. See Note 1.	23
(b) New Underlying Fund. See Note 1.
(c) Merger. See Note 1.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

3. Investments

Subaccount	Purchases	Sales	Cost
Non-Affiliated Class 1:
Columbia VP – Select Mid Cap Value Fund	$72,646	$(242,295)	$1,056,892
Franklin Growth and Income VIP Fund	374,390	(227,814)	1,581,515
Franklin Income VIP Fund	218,992	(501,356)	2,588,168
JP Morgan IT Mid Cap Value	39,919	(73,153)	447,659
Morgan Stanley VIF Emerging Markets Debt Portfolio	4,561	(8,447)	107,302
Morgan Stanley VIF U.S. Real Estate Portfolio	34,381	(127,415)	472,525
Non-Affiliated Class 2:
American Funds I.S. Managed Risk Asset Allocation Fund	203,161	(147,166)	2,002,431
Columbia VP – Small Cap Value Fund	236,075	(316,587)	1,725,401
Franklin Growth and Income VIP Fund	1,316,618	(924,911)	4,659,023
Franklin Income VIP Fund	1,391,226	(2,462,819)	12,779,606
Franklin Large Cap Growth VIP Fund	945,204	(1,297,677)	4,589,219
Franklin Mutual Shares VIP Fund	1,706,328	(1,203,025)	10,383,482
Franklin Small Cap Value VIP Fund	193,080	(182,439)	1,114,104
Invesco V.I. American Franchise Fund	96,318	(100,821)	324,643
Invesco V.I. American Value Fund	685,002	(1,227,864)	7,226,176
Invesco V.I. Comstock Fund	582,959	(609,801)	3,649,723
Invesco V.I. International Growth Fund	215,097	(423,193)	1,801,416
Invesco V.I. Mid Cap Growth Fund (c)	94,227	(298,373)	—
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series II (b)	550,583	(81,297)	490,992
Templeton Foreign VIP Fund	521,643	(634,048)	4,177,398
Templeton Global Bond VIP Fund	166,855	(353,205)	374,470
Templeton Growth VIP Fund	68,960	(235,831)	1,139,950
Morgan Stanley VIF Emerging Markets Debt Portfolio	105,999	(197,140)	865,527
Morgan Stanley VIF Emerging Markets Equity Portfolio	203,988	(648,455)	1,794,836
Morgan Stanley VIF U.S. Real Estate Portfolio	429,495	(311,287)	2,401,469
Non-Affiliated Class 3:
BlackRock Capital Appreciation V.I. Fund	754,564	(669,265)	3,582,827
BlackRock Global Allocation V.I. Fund	43,881	(91,787)	539,192
BlackRock High Yield V.I. Fund	20,822	(5,358)	220,315
BlackRock Total Return V.I. Fund	95,819	(27,984)	364,649
TOPS® Managed Risk Moderate Growth ETF Portfolio	59,500	(64,989)	1,109,922
Non-Affiliated Class 4:
American Funds I.S. Bond Fund	560,496	(111,380)	1,121,823
American Funds I.S. Capital Income Builder Fund	1,412,117	(1,493,762)	2,731,453
American Funds I.S. Global Growth Fund	314,795	(312,731)	2,048,988
American Funds I.S. Growth Fund	388,040	(241,081)	2,533,302
American Funds I.S. Growth-Income Fund	733,728	(239,467)	3,361,943
American Funds I.S. New World Fund	72,173	(141,716)	776,550
Non-Affiliated Class A:
DWS Small Cap Index VIP Fund	44,406	(74,216)	377,122
Non-Affiliated Class B:
DWS Small Cap Index VIP Fund	269,939	(322,271)	1,521,618
Advisor Class:
PIMCO VIT All Asset Portfolio	133,365	(330,396)	1,289,301
PIMCO VIT International Bond Portfolio (US Dollar Hedged)	10,017	(1,035)	48,490
PIMCO VIT CommodityRealReturn® Strategy Portfolio	195,770	(189,286)	1,425,391
PIMCO VIT Long-Term U.S. Government Portfolio	71,926	(24,502)	238,619
PIMCO VIT Low Duration Portfolio	580,705	(288,189)	2,439,244
PIMCO VIT Real Return Portfolio	50,852	(111,641)	855,428

(a) Name Change. See Note 1.	24
(b) New Underlying Fund. See Note 1.
(c) Merger. See Note 1.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

3. Investments

Subaccount	Purchases	Sales	Cost
Advisor Class (continued):
PIMCO VIT Total Return Portfolio	$3,248,910	$(3,806,546)	$18,900,739
Investor Class:
Guggenheim VT Global Managed Futures Strategy Fund	21,574	(35,229)	165,393
Guggenheim VT Multi-Hedge Strategies Fund	16,237	(67,540)	278,176
Guggenheim VT Long Short Equity Fund	534	(15,036)	59,550
ETF Shares:
iShares® Core S&P 500 ETF	1,087,421	(4,923,444)	11,628,830
iShares® Core S&P Mid-Cap ETF	794,078	(1,594,336)	3,881,346
iShares® Core S&P Small-Cap ETF	501,066	(857,758)	2,122,982
iShares® Core U.S. Aggregate Bond ETF	123,090	(147,202)	595,910
iShares® iBoxx $ High Yield Corporate Bond ETF	14,449	(16,507)	125,989
iShares® 5-10 Year Investment Grade Corporate Bond ETF (a)	148,257	(127,412)	735,359
iShares® International Treasury Bond ETF	290,730	(603,622)	1,935,995
iShares® S&P 500 Growth ETF	119,018	(677,796)	1,322,100
iShares® S&P 500 Value ETF	79,127	(81,637)	453,636
iShares® TIPS Bond ETF	20,944	(80,540)	76,876
Vanguard® Developed Markets Index Fund, ETF Shares	319,994	(593,511)	2,326,455
Vanguard® Dividend Appreciation Index Fund, ETF Shares	62,404	(214,929)	737,509
Vanguard® Emerging Markets Stock Index Fund, ETF Shares	49,546	(52,648)	231,301
Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares	10,182	(6,965)	70,117
Vanguard® Large-Cap Index Fund, ETF Shares	120,770	(160,009)	566,745
Vanguard® Mega Cap Index Fund, ETF Shares	13,542	(21,735)	94,412
Vanguard® Real Estate Index Fund, ETF Shares	55,849	(22,433)	278,300
Vanguard® Short-Term Bond Index Fund, ETF Shares	9,826	(2,224)	25,452
Vanguard® Total Bond Market Index Fund, ETF Shares	2,923,447	(4,946,820)	17,089,052

(a) Name Change. See Note 1.	25
(b) New Underlying Fund. See Note 1.
(c) Merger. See Note 1.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)
4. Expenses and Related Party Transactions

The Company assumes mortality and expense risks and incurs certain administrative expenses related to the operations of the Separate Account. All charges listed below are under “Mortality and Expense %” are the annual rates deducted as a daily charge, thus affecting the unit values. All other charges, including the annual administration fee, some optional benefit fees (those not listed under “Mortality and Expense %”), withdrawal charges and transfer charges, if any, are taken from the contract’s account value by redeeming units. Fourteen contracts are currently included in the Separate Account. The products are stated in the table below, along with the mortality and expense charges and the annual administration fee:

	Contracts	Mortality and	Annual Administration
		Expense %	Fee
1	GrandMaster	1.35	$30
2	GrandMaster flex3	1.55	$50
3	IQ	1.35	$30
4	IQ3	1.45	$30
5	IQ Advisor - Standard	0.60	N/A
	IQ Advisor - Enhanced	0.80	N/A
6	AnnuiChoice	1.00	$30
7	AnnuiChoice II	1.15	$30
	AnnuiChoice II - GMAB Rider	1.75	$30
8	Pinnacle Plus	1.67	$40
	Pinnacle Plus- Reduced M&E	1.15	$40
9	Pinnacle	1.35	$30
	Pinnacle-Reduced M&E	1.10	$30
10	Pinnacle IV	1.45	$30
	Pinnacle IV - GMAB	2.05	$30
11	Pinnacle V	1.55	$30
	Pinnacle V - GMAB	2.15	$30
12	AdvantEdge	1.60	$50
13	Varoom	1.75	N/A
	Varoom - Standard option	2.35	N/A
	Varoom - Self Styled Option	2.55	N/A
14	Varoom II	1.90	N/A
	Varoom II - Standard Option	2.55	N/A
	Varoom II - Self Styled Option	2.75	N/A
For optional benefits that are not included in the daily mortality and expense charge, the Company deducts an amount either quarterly or annually, depending on the benefit, to cover the cost of the additional benefits elected.

26

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

4. Expenses and Related Party Transactions (continued)
For charges that are dependent on contract owner actions, e.g., withdrawal charges and transfer fees, the Company deducts an amount at the time of the transaction to cover the cost. In both situations (ongoing benefit charges and transaction charges), the fees are deducted from the account value by redeeming units.

Touchstone Advisors Inc., which is affiliated with the Company, advises each of the Touchstone Variable Series Trust offered through the Company’s variable products.

27

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)
5. Financial Highlights

A summary of net assets, unit values and units outstanding for variable annuity contracts, investment income and expense ratios, excluding expenses of the underlying funds and total returns are presented for each period ended December 31. The ranges of lowest to highest unit values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. The first unit value presented in the range of each subaccount within the table corresponds to the highest expense ratio for each subaccount presented within the table. The first total return presented in the range of each subaccount within the table corresponds to the highest expense ratio for each subaccount presented within the table. Therefore, some individual contract ratios are not within the ranges presented. The financial highlights include historical highlights for funds that may no longer be offered in the current year statements.

** Investment income ratio amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Underlying Fund net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk and administrative charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Underlying Fund in which the subaccounts invest. Therefore, the Investment Income Ratio is greatly affected by the amount of subaccount assets that are present on specific dividend record dates.

*** Expense ratio amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense risk and administrative charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

**** Total return amounts represent the total return for the periods indicated, including changes in the fair value of the Underlying Fund, which includes expenses assessed through the reduction of unit values. The ratio does not include any expenses assessed through the redemption of units. Subaccounts with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

28

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2020		Unit			Net	Investment	Expense			Total
	Units	Value			Assets	Income	Ratio			Return
Subaccount	(000s)	Range			(000s)	Ratio (**)	Range (***)			Range (****)
Affiliated:
Touchstone VST Aggressive ETF Fund	240	$19.98	to	$25.30	$5,979	1.81%	1.00%	to	1.60%	10.05%	to	10.72%
Touchstone VST Bond Fund	208	10.96	to	11.07	2,281	1.77%	1.00%	to	1.67%	7.79%	to	8.53%
Touchstone VST Common Stock Fund	1,580	13.09	to	13.22	20,755	0.60%	1.00%	to	1.67%	21.42%	to	22.25%
Touchstone VST Conservative ETF Fund	286	16.25	to	20.04	5,280	2.52%	1.00%	to	1.60%	8.15%	to	8.81%
Touchstone VST Moderate ETF Fund	350	22.20	to	23.13	6,967	2.22%	1.00%	to	2.05%	8.79%	to	9.96%
Non-Affiliated Initial Class:
Fidelity VIP Balanced Portfolio	67	25.02	to	40.75	2,153	1.43%	1.35%	to	1.35%	20.74%	to	20.74%
Fidelity VIP Overseas Portfolio	34	13.43	to	17.88	1,330	0.45%	1.15%	to	1.55%	13.82%	to	14.28%
Fidelity VIP Equity-Income Portfolio	88	32.93	to	33.67	7,700	1.82%	1.10%	to	1.35%	5.25%	to	5.52%
Fidelity VIP Growth Portfolio	27	258.15	to	258.15	6,921	0.07%	1.35%	to	1.35%	41.95%	to	41.95%
Fidelity VIP High Income Portfolio	53			31.42	1,680	5.23%			1.35%			1.36%
Fidelity VIP Asset Manager Portfolio	45			68.77	3,064	1.53%			1.35%			13.32%
Fidelity VIP Contrafund® Portfolio	157	64.40	to	65.86	15,609	0.25%	1.10%	to	1.35%	28.80%	to	29.13%
Fidelity VIP Index 500 Portfolio	90	27.19	to	28.20	5,033	1.74%	1.10%	to	1.45%	16.52%	to	16.94%
Fidelity VIP Investment Grade Bond Portfolio	68	15.30	to	16.51	1,402	2.14%	1.00%	to	1.55%	7.70%	to	8.30%
Fidelity VIP Government Money Market	448	9.30	to	9.91	4,345	0.31%	1.00%	to	2.75%	(2.44)%	to	(0.68)%
Non-Affiliated Service Class:
Fidelity VIP Growth Portfolio	10	37.57	to	37.57	386	0.06%	1.35%	to	1.35%	41.81%	to	41.81%
Fidelity VIP Mid Cap Portfolio	38	80.30	to	84.32	3,114	0.56%	1.10%	to	1.35%	16.45%	to	16.74%
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager Portfolio	64	17.36	to	25.01	1,226	1.32%	1.00%	to	1.60%	12.70%	to	13.39%
Fidelity VIP Balanced Portfolio	513	24.05	to	33.83	12,865	1.29%	1.00%	to	1.60%	20.17%	to	20.91%
Fidelity VIP Bond Index Portfolio	33	10.72	to	10.78	354	2.03%	1.15%	to	1.55%	5.60%	to	6.03%
Fidelity VIP Contrafund® Portfolio	565	46.75	to	52.74	19,355	0.08%	1.00%	to	1.67%	28.06%	to	28.93%
Fidelity VIP Disciplined Small Cap Portfolio	76	20.16	to	21.76	1,602	0.57%	1.00%	to	1.55%	16.29%	to	16.94%
Fidelity VIP Equity-Income Portfolio	170	26.67	to	27.56	3,358	1.63%	1.00%	to	1.67%	4.66%	to	5.38%
Fidelity VIP Extended Market Index Portfolio	5	12.07	to	12.11	59	1.67%	1.35%	to	1.55%	14.39%	to	14.62%
Fidelity VIP Freedom 2010 Portfolio	25	17.02	to	17.63	420	1.07%	1.15%	to	1.60%	10.44%	to	10.95%
Fidelity VIP Freedom 2015 Portfolio	26	17.76	to	18.62	456	1.05%	1.15%	to	1.60%	11.75%	to	12.26%
Fidelity VIP Freedom 2020 Portfolio	35	18.20	to	18.64	613	0.98%	1.15%	to	1.60%	12.89%	to	13.40%
Fidelity VIP Freedom 2025 Portfolio	122	19.47	to	19.88	2,274	1.00%	1.15%	to	1.60%	13.83%	to	14.35%
Fidelity VIP Freedom 2030 Portfolio	18	18.78	to	20.12	353	1.04%	1.15%	to	1.55%	14.84%	to	15.30%
Fidelity VIP Growth Portfolio	129	36.00	to	44.89	5,173	0.04%	1.00%	to	1.60%	41.25%	to	42.11%
Fidelity VIP High Income Portfolio	331	17.12	to	27.05	6,779	6.88%	1.00%	to	1.60%	0.78%	to	1.40%
Fidelity VIP Index 500 Portfolio	1223	37.55	to	35.19	32,420	1.56%	1.00%	to	1.67%	15.98%	to	16.77%
Fidelity VIP International Index Portfolio	5	11.55	to	11.62	57	3.86%	1.15%	to	1.55%	8.63%	to	9.07%
Fidelity VIP Investment Grade Bond Portfolio	1019	14.53	to	20.14	15,439	2.05%	1.00%	to	1.60%	7.42%	to	8.07%
Fidelity VIP Mid Cap Portfolio	287	22.90	to	53.30	8,708	0.40%	1.00%	to	1.60%	15.98%	to	16.69%
Fidelity VIP Overseas Portfolio	166	13.39	to	25.09	2,617	0.22%	1.00%	to	1.60%	13.49%	to	14.18%
Fidelity VIP Target Volatility Portfolio	35	14.29	to	14.71	499	1.29%	1.15%	to	1.55%	7.30%	to	7.74%
Fidelity VIP Total Market Index Portfolio	6	12.72	to	12.79	82	2.17%	1.15%	to	1.55%	18.12%	to	18.60%
Non-Affiliated Class 1:
Columbia VP – Select Mid Cap Value Fund	71	19.89	to	20.78	1,442	—%	1.15%	to	1.60%	5.76%	to	6.25%
Franklin Growth and Income VIP Fund	50	32.06	to	32.06	1,600	3.89%	1.35%	to	1.35%	4.38%	to	4.38%
Franklin Income VIP Fund	91	28.58	to	29.23	2,599	5.97%	1.10%	to	1.35%	(0.39)%	to	(0.14)%
JP Morgan IT Mid Cap Value	15	36.40	to	38.85	548	1.49%	1.00%	to	1.55%	(1.19)%	to	(0.63)%
Morgan Stanley VIF Emerging Markets Debt Portfolio	3	28.78	to	36.55	104	4.47%	1.10%	to	1.45%	4.01%	to	4.38%
Morgan Stanley VIF U.S. Real Estate Portfolio	14	29.76	to	33.15	480	2.69%	1.00%	to	1.55%	(18.14)%	to	(17.68)%
Non-Affiliated Class 2:
American Funds I.S. Managed Risk Asset Allocation Fund	161	13.71	to	14.26	2,215	1.50%	1.00%	to	1.55%	4.24%	to	4.82%
Columbia VP – Small Cap Value Fund	59	29.09	to	30.68	1,738	0.34%	1.15%	to	1.60%	6.85%	to	7.34%
Franklin Growth and Income VIP Fund	184	21.45	to	32.65	4,444	3.78%	1.00%	to	1.60%	3.83%	to	4.47%
Franklin Income VIP Fund	728	16.22	to	29.10	12,556	5.88%	1.00%	to	1.60%	(0.92)%	to	(0.31)%
Franklin Large Cap Growth VIP Fund	147	33.81	to	50.29	6,183	—%	1.00%	to	1.60%	42.32%	to	43.19%
Franklin Mutual Shares VIP Fund	607	15.07	to	27.17	9,423	2.92%	1.00%	to	1.60%	(6.56)%	to	(5.99)%
Franklin Small Cap Value VIP Fund	54	22.66	to	24.24	1,076	1.51%	1.15%	to	1.60%	3.51%	to	3.98%

(a) Name Change. See Note 1.	29
(b) New Underlying Fund. See Note 1
-*Less than 500.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2020		Unit			Net	Investment	Expense			Total
	Units	Value			Assets	Income	Ratio			Return
Subaccount	(000s)	Range			(000s)	Ratio (**)	Range (***)			Range (****)
Non-Affiliated Class 2 (continued):
Invesco V.I. American Franchise Fund	11	$37.03	to	$38.53	$460	—%	1.15%	to	1.60%	39.73%	to	40.36%
Invesco V.I. American Value Fund	355	18.54	to	20.02	6,771	0.64%	1.00%	to	1.60%	(0.76)%	to	(0.15)%
Invesco V.I. Comstock Fund	183	19.57	to	33.26	3,515	2.20%	1.00%	to	1.60%	(2.67)%	to	(2.08)%
Invesco V.I. International Growth Fund	142	14.62	to	15.27	2,103	2.09%	1.15%	to	1.60%	11.92%	to	12.43%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series II (b)	46	14.81	to	14.85	676	—%	1.15%	to	1.55%	48.06%	to	48.47%
Templeton Foreign VIP Fund	355	10.09	to	22.10	4,045	3.44%	1.00%	to	1.60%	(2.74)%	to	(2.15)%
Templeton Global Bond VIP Fund	38	8.78	to	9.06	333	8.64%	1.15%	to	1.55%	(6.75)%	to	(6.37)%
Templeton Growth VIP Fund	60	13.22	to	24.43	1,068	3.06%	1.00%	to	1.60%	4.11%	to	4.74%
Morgan Stanley VIF Emerging Markets Debt Portfolio	52	15.67	to	13.54	870	4.51%	1.15%	to	1.60%	3.84%	to	4.32%
Morgan Stanley VIF Emerging Markets Equity Portfolio	118	10.42	to	45.28	2,034	1.28%	1.00%	to	1.60%	12.53%	to	13.22%
Morgan Stanley VIF U.S. Real Estate Portfolio	176	13.72	to	15.00	2,130	2.56%	1.15%	to	1.60%	(18.43)%	to	(18.05)%
Non-Affiliated Class 3:
BlackRock Capital Appreciation V.I. Fund	126	32.25	to	33.71	4,150	—%	1.15%	to	1.60%	39.25%	to	39.89%
BlackRock Global Allocation V.I. Fund	41	15.19	to	16.11	623	1.26%	1.00%	to	1.60%	18.78%	to	19.50%
BlackRock High Yield V.I. Fund	18	12.74	to	12.99	230	5.05%	1.15%	to	1.55%	5.38%	to	5.80%
BlackRock Total Return V.I. Fund	33	11.23	to	11.33	374	1.87%	1.35%	to	1.55%	6.87%	to	7.09%
TOPS® Managed Risk Moderate Growth ETF Portfolio	95	12.42	to	12.81	1,178	2.17%	1.15%	to	1.55%	4.26%	to	4.68%
Non-Affiliated Class 4:
American Funds I.S. Bond Fund	104	11.27	to	11.49	1,176	2.33%	1.15%	to	1.55%	7.68%	to	8.12%
American Funds I.S. Capital Income Builder Fund	253	11.43	to	11.80	2,926	2.75%	1.00%	to	1.55%	2.50%	to	3.07%
American Funds I.S. Global Growth Fund	132	21.36	to	22.05	2,877	0.16%	1.15%	to	1.60%	28.08%	to	28.67%
American Funds I.S. Growth Fund	134	29.69	to	30.55	4,001	0.20%	1.15%	to	1.55%	49.36%	to	49.97%
American Funds I.S. Growth-Income Fund	193	19.74	to	20.39	3,851	1.22%	1.15%	to	1.60%	11.44%	to	11.95%
American Funds I.S. New World Fund	69	15.15	to	15.59	1,062	0.04%	1.15%	to	1.55%	21.38%	to	21.88%
Non-Affiliated Class A:
DWS Small Cap Index VIP Fund	11	39.52	to	41.67	429	1.14%	1.10%	to	1.45%	17.70%	to	18.12%
Non-Affiliated Class B:
DWS Small Cap Index VIP Fund	67	21.77	to	37.88	1,742	0.91%	1.00%	to	1.55%	17.24%	to	17.90%
Advisor Class:
PIMCO VIT All Asset Portfolio	92	14.60	to	13.80	1,368	4.87%	1.15%	to	1.60%	6.18%	to	6.67%
PIMCO VIT International Bond Portfolio (US Dollar Hedged)	4	11.38	to	11.59	49	5.88%	1.15%	to	1.55%	3.82%	to	4.24%
PIMCO VIT CommodityRealReturn® Strategy Portfolio	309	3.95	to	4.23	1,237	6.32%	1.00%	to	1.60%	(0.39)%	to	0.22%
PIMCO VIT Long-Term U.S. Government Portfolio	21	13.04	to	13.50	275	1.59%	1.15%	to	1.60%	15.40%	to	15.93%
PIMCO VIT Low Duration Portfolio	217	11.20	to	12.14	2,457	1.07%	1.00%	to	1.60%	1.24%	to	1.86%
PIMCO VIT Real Return Portfolio	69	13.23	to	12.09	935	1.32%	1.15%	to	1.60%	9.82%	to	10.32%
PIMCO VIT Total Return Portfolio	1315	14.96	to	15.94	19,908	2.03%	1.00%	to	1.60%	6.80%	to	7.45%
Investor Class:
Guggenheim VT Global Managed Futures Strategy Fund	24	6.23	to	6.71	151	3.85%	1.00%	to	1.60%	0.96%	to	1.57%
Guggenheim VT Multi-Hedge Strategies Fund	34	8.97	to	9.57	313	1.28%	1.00%	to	1.60%	5.67%	to	6.31%
Guggenheim VT Long Short Equity Fund	6	10.30	to	10.82	59	0.83%	1.00%	to	1.60%	3.25%	to	3.88%
ETF Shares:
iShares® Core S&P 500 ETF	243	70.26	to	76.52	17,460	1.79%	1.75%	to	2.75%	15.10%	to	16.28%
iShares® Core S&P Mid-Cap ETF	90	58.24	to	61.52	5,332	1.56%	1.75%	to	2.75%	10.43%	to	11.56%
iShares® Core S&P Small-Cap ETF	47	60.23	to	63.73	2,891	1.40%	1.75%	to	2.75%	8.19%	to	9.30%
iShares® Core U.S. Aggregate Bond ETF	22	26.28	to	30.35	586	2.16%	1.75%	to	2.75%	4.52%	to	5.60%
iShares® iBoxx $ High Yield Corporate Bond ETF	2	32.24	to	34.89	71	5.07%	1.90%	to	2.75%	1.57%	to	2.46%
iShares® 5-10 Year Investment Grade Corporate Bond ETF (a)	27	29.21	to	31.62	778	2.85%	1.90%	to	2.75%	6.62%	to	7.55%
iShares® International Treasury Bond ETF	93	23.65	to	25.95	2,235	—%	1.75%	to	2.75%	7.83%	to	8.94%
iShares® S&P 500 Growth ETF	28	84.37	to	94.47	2,444	0.97%	1.75%	to	2.75%	29.57%	to	30.90%
iShares® S&P 500 Value ETF	9	54.30	to	58.77	520	2.63%	1.90%	to	2.75%	(1.62)%	to	(0.76)%
iShares® TIPS Bond ETF	3	24.46	to	26.47	78	1.23%	1.90%	to	2.75%	7.78%	to	8.73%
Vanguard® Developed Markets Index Fund, ETF Shares	65	38.40	to	37.26	2,539	2.32%	1.75%	to	2.75%	6.67%	to	7.77%

(a) Name Change. See Note 1.	30
(b) New Underlying Fund. See Note 1
-*Less than 500.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2020		Unit			Net	Investment	Expense			Total
	Units	Value			Assets	Income	Ratio			Return
Subaccount	(000s)	Range			(000s)	Ratio (**)	Range (***)			Range (****)
ETF Shares (continued):
Vanguard® Dividend Appreciation Index Fund, ETF Shares	16	$61.24	to	$66.27	$1,017	1.81%	1.90%	to	2.75%	12.21%	to	13.19%
Vanguard® Emerging Markets Stock Index Fund, ETF Shares	8	31.12	to	33.68	247	2.27%	1.90%	to	2.75%	12.02%	to	13.00%
Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares	2	31.67	to	36.72	68	2.68%	1.75%	to	2.75%	6.45%	to	7.55%
Vanguard® Large-Cap Index Fund, ETF Shares	11	71.55	to	77.43	815	1.70%	1.90%	to	2.75%	17.66%	to	18.69%
Vanguard® Mega Cap Index Fund, ETF Shares	2	73.23	to	79.98	157	1.70%	1.75%	to	2.75%	18.19%	to	19.40%
Vanguard® Real Estate Index Fund, ETF Shares	6	43.39	to	46.96	261	4.16%	1.90%	to	2.75%	(7.20)%	to	(6.39)%
Vanguard® Short-Term Bond Index Fund, ETF Shares	1	23.26	to	25.08	23	1.82%	1.90%	to	2.75%	1.82%	to	2.71%
Vanguard® Total Bond Market Index Fund, ETF Shares	609	26.34	to	30.51	16,393	2.23%	1.75%	to	2.75%	4.75%	to	5.83%

(a) Name Change. See Note 1.	31
(b) New Underlying Fund. See Note 1
-*Less than 500.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2019		Unit			Net	Investment	Expense			Total
	Units	Value			Assets	Income	Ratio			Return
Subaccount	(000s)	Range			(000s)	Ratio (**)	Range (***)			Range (****)
Affiliated:
Touchstone VST Aggressive ETF Fund	250	$20.62	to	$22.85	$5,628	1.65%	1.00%	to	1.67%	20.34%	to	21.16%
Touchstone VST Bond Fund (July 12, 2019)	209	10.17	to	10.20	2,129	1.26%	1.00%	to	1.67%	1.67%	to	2.00%
Touchstone VST Common Stock Fund (July 12, 2019)	1,834	10.78	to	10.81	19,789	0.55%	1.00%	to	1.67%	7.77%	to	8.12%
Touchstone VST Conservative ETF Fund	331	15.03	to	18.42	5,619	2.47%	1.00%	to	1.60%	13.62%	to	14.31%
Touchstone VST Moderate ETF Fund	376	20.40	to	21.04	6,855	2.03%	1.00%	to	2.05%	16.53%	to	17.77%
Non-Affiliated Initial Class:
Fidelity VIP Balanced Portfolio	76	20.72	to	33.75	2,023	1.73%	1.35%	to	1.35%	22.83%	to	22.83%
Fidelity VIP Overseas Portfolio	36	11.80	to	15.65	1,223	1.68%	1.15%	to	1.55%	25.79%	to	26.30%
Fidelity VIP Equity-Income Portfolio	93	31.28	to	31.91	7,810	1.98%	1.10%	to	1.35%	25.72%	to	26.04%
Fidelity VIP Growth Portfolio	29	181.86	to	181.86	5,227	0.26%	1.35%	to	1.35%	32.50%	to	32.50%
Fidelity VIP High Income Portfolio	56	31.00	to	31.00	1,743	5.31%	1.35%	to	1.35%	13.55%	to	13.55%
Fidelity VIP Asset Manager Portfolio	46	60.68	to	60.68	2,777	1.76%	1.35%	to	1.35%	16.65%	to	16.65%
Fidelity VIP Contrafund® Portfolio	178	50.00	to	51.00	13,551	0.45%	1.10%	to	1.35%	29.80%	to	30.13%
Fidelity VIP Index 500 Portfolio	101	23.34	to	24.11	4,690	1.91%	1.10%	to	1.45%	29.45%	to	29.91%
Fidelity VIP Investment Grade Bond Portfolio	76	14.20	to	15.24	1,426	2.65%	1.00%	to	1.55%	7.97%	to	8.57%
Fidelity VIP Government Money Market	344	9.53	to	9.98	3,369	2.06%	1.00%	to	2.75%	(0.79)%	to	1.00%
Non-Affiliated Service Class:
Fidelity VIP Growth Portfolio	12	26.49	to	26.49	323	0.16%	1.35%	to	1.35%	32.37%	to	32.37%
Fidelity VIP Mid Cap Portfolio	41	68.96	to	72.23	2,892	0.78%	1.10%	to	1.35%	21.68%	to	21.99%
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager Portfolio	65	19.42	to	22.06	1,103	1.72%	1.00%	to	1.67%	16.04%	to	16.83%
Fidelity VIP Balanced Portfolio	498	24.59	to	27.98	10,560	1.62%	1.00%	to	1.67%	22.04%	to	22.88%
Fidelity VIP Bond Index Portfolio (July 12, 2019)	8	10.15	to	10.15	85	3.77%	1.55%	to	1.55%	1.48%	to	1.48%
Fidelity VIP Contrafund® Portfolio	667	36.51	to	40.90	17,646	0.21%	1.00%	to	1.67%	29.08%	to	29.96%
Fidelity VIP Disciplined Small Cap Portfolio	87	17.07	to	18.61	1,546	0.81%	1.00%	to	1.67%	21.31%	to	22.14%
Fidelity VIP Equity-Income Portfolio	176	25.48	to	26.16	3,356	1.87%	1.00%	to	1.67%	24.99%	to	25.84%
Fidelity VIP Extended Market Index Portfolio (July 12, 2019)	3	10.55	to	10.55	37	1.20%	1.55%	to	1.55%	5.51%	to	5.51%
Fidelity VIP Freedom 2010 Portfolio	26	14.94	to	15.56	397	1.81%	1.35%	to	1.67%	13.82%	to	14.19%
Fidelity VIP Freedom 2015 Portfolio	26	15.89	to	16.59	413	1.70%	1.15%	to	1.60%	16.09%	to	16.62%
Fidelity VIP Freedom 2020 Portfolio	42	16.12	to	16.44	653	1.78%	1.15%	to	1.60%	17.96%	to	18.50%
Fidelity VIP Freedom 2025 Portfolio	120	17.11	to	17.38	1,969	1.84%	1.15%	to	1.60%	19.57%	to	20.12%
Fidelity VIP Freedom 2030 Portfolio	22	16.32	to	19.60	363	1.33%	1.15%	to	1.67%	22.04%	to	22.69%
Fidelity VIP Growth Portfolio	136	34.46	to	31.59	3,900	0.05%	1.00%	to	1.67%	31.74%	to	32.64%
Fidelity VIP High Income Portfolio	336	20.77	to	26.68	6,807	6.67%	1.00%	to	1.67%	12.85%	to	13.62%
Fidelity VIP Index 500 Portfolio	1,273	32.38	to	30.14	29,166	1.73%	1.00%	to	1.67%	28.83%	to	29.71%
Fidelity VIP International Index Portfolio (July 12, 2019)	*-	10.65	to	10.65	2	12.35%	1.15%	to	1.15%	6.52%	to	6.52%
Fidelity VIP Investment Grade Bond Portfolio	1,065	14.42	to	18.64	15,005	2.58%	1.00%	to	1.67%	7.58%	to	8.31%
Fidelity VIP Mid Cap Portfolio	335	39.52	to	45.68	8,716	0.70%	1.00%	to	1.67%	21.12%	to	21.94%
Fidelity VIP Overseas Portfolio	196	22.72	to	21.97	2,673	1.20%	1.00%	to	1.67%	25.37%	to	26.23%
Fidelity VIP Target Volatility Portfolio	36	13.32	to	13.65	486	1.37%	1.15%	to	1.55%	16.81%	to	17.28%
Non-Affiliated Class 1:
Columbia VP – Select Mid Cap Value Fund (a)	80	18.69	to	19.56	1,539	—%	1.15%	to	1.67%	29.43%	to	30.11%
Franklin Growth and Income VIP Fund	57	30.72	to	30.72	1,751	2.50%	1.35%	to	1.35%	24.35%	to	24.35%
Franklin Income VIP Fund	106	28.69	to	29.27	3,053	5.59%	1.10%	to	1.35%	14.85%	to	15.14%
JP Morgan IT Mid Cap Value	18	36.84	to	39.09	630	1.70%	1.00%	to	1.55%	24.80%	to	25.49%
Morgan Stanley VIF Emerging Markets Debt Portfolio	3	27.81	to	35.02	107	5.33%	1.10%	to	1.55%	12.48%	to	13.00%
Morgan Stanley VIF U.S. Real Estate Portfolio	17	36.36	to	40.27	714	1.86%	1.00%	to	1.55%	17.10%	to	17.75%
Non-Affiliated Class 2:
American Funds I.S. Managed Risk Asset Allocation Fund	163	13.15	to	13.61	2,148	2.35%	1.00%	to	1.55%	16.16%	to	16.81%
Columbia VP – Small Cap Value Fund	65	27.02	to	28.58	1,751	0.27%	1.15%	to	1.67%	18.97%	to	19.59%
Franklin Growth and Income VIP Fund	215	26.69	to	31.25	4,983	2.23%	1.00%	to	1.67%	23.56%	to	24.40%
Franklin Income VIP Fund	842	23.13	to	29.19	14,513	5.40%	1.00%	to	1.67%	14.12%	to	14.90%
Franklin Large Cap Growth VIP Fund	170	28.58	to	35.12	5,003	—%	1.00%	to	1.67%	32.33%	to	33.23%
Franklin Mutual Shares VIP Fund	593	23.70	to	28.91	9,919	1.84%	1.00%	to	1.67%	20.53%	to	21.35%
Franklin Small Cap Value VIP Fund	58	18.42	to	23.32	1,104	1.06%	1.15%	to	1.67%	24.24%	to	24.90%
Invesco V.I. American Franchise Fund	12	32.03	to	27.45	356	—%	1.15%	to	1.67%	34.15%	to	34.86%

(a) Name Change. See Note 1.	32
-*Less than 500.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2019		Unit			Net	Investment	Expense			Total
	Units	Value			Assets	Income	Ratio			Return
Subaccount	(000s)	Range			(000s)	Ratio (**)	Range (***)			Range (****)
Non-Affiliated Class 2 (continued):
Invesco V.I. American Value Fund	386	$18.52	to	$20.05	$7,406	0.44%	1.00%	to	1.67%	22.63%	to	23.46%
Invesco V.I. Comstock Fund	188	27.73	to	33.97	3,722	1.74%	1.00%	to	1.67%	22.86%	to	23.69%
Invesco V.I. International Growth Fund	162	13.06	to	13.59	2,146	1.33%	1.15%	to	1.60%	26.19%	to	26.77%
Invesco V.I. Mid Cap Growth Fund	20	15.17	to	15.40	305	—%	1.15%	to	1.55%	31.93%	to	32.46%
Templeton Foreign VIP Fund	366	18.71	to	22.58	4,336	1.69%	1.00%	to	1.67%	10.65%	to	11.40%
Templeton Global Bond VIP Fund	62	9.42	to	9.68	585	6.16%	1.15%	to	1.55%	0.43%	to	0.84%
Templeton Growth VIP Fund	75	19.23	to	23.32	1,234	2.80%	1.00%	to	1.67%	13.23%	to	14.00%
Morgan Stanley VIF Emerging Markets Debt Portfolio	60	22.19	to	12.98	953	5.39%	1.15%	to	1.67%	12.26%	to	12.86%
Morgan Stanley VIF Emerging Markets Equity Portfolio	146	31.30	to	39.99	2,323	1.01%	1.00%	to	1.67%	17.52%	to	18.32%
Morgan Stanley VIF U.S. Real Estate Portfolio	169	32.21	to	18.31	2,526	1.61%	1.15%	to	1.67%	16.69%	to	17.31%
Non-Affiliated Class 3:
BlackRock Capital Appreciation V.I. Fund	134	23.16	to	24.09	3,164	—%	1.15%	to	1.60%	29.45%	to	30.04%
BlackRock Global Allocation V.I. Fund	47	12.79	to	13.48	613	1.22%	1.00%	to	1.60%	15.87%	to	16.58%
BlackRock High Yield V.I. Fund	17	12.09	to	12.27	210	5.15%	1.15%	to	1.55%	13.08%	to	13.54%
BlackRock Total Return V.I. Fund	29	10.50	to	10.58	303	2.59%	1.35%	to	1.55%	7.46%	to	7.67%
TOPS® Managed Risk Moderate Growth ETF Portfolio	97	11.91	to	12.24	1,153	2.12%	1.15%	to	1.55%	14.36%	to	14.83%
Non-Affiliated Class 4:
American Funds I.S. Bond Fund	65	10.47	to	10.62	680	2.61%	1.15%	to	1.55%	7.39%	to	7.83%
American Funds I.S. Capital Income Builder Fund	270	11.16	to	11.45	3,032	2.77%	1.00%	to	1.55%	15.80%	to	16.44%
American Funds I.S. Global Growth Fund	133	16.67	to	17.14	2,255	0.99%	1.15%	to	1.60%	32.72%	to	33.33%
American Funds I.S. Growth Fund	128	19.82	to	20.37	2,567	0.61%	1.15%	to	1.60%	28.35%	to	28.94%
American Funds I.S. Growth-Income Fund	169	17.72	to	18.21	3,013	1.49%	1.15%	to	1.60%	23.84%	to	24.41%
American Funds I.S. New World Fund	74	12.48	to	12.79	937	0.81%	1.15%	to	1.55%	26.82%	to	27.34%
Non-Affiliated Class A:
DWS Small Cap Index VIP Fund	12	33.58	to	35.28	431	1.08%	1.10%	to	1.45%	23.41%	to	23.85%
Non-Affiliated Class B:
DWS Small Cap Index VIP Fund	75	29.93	to	32.13	1,678	0.75%	1.00%	to	1.67%	22.79%	to	23.62%
Advisor Class:
PIMCO VIT All Asset Portfolio	110	13.53	to	12.94	1,533	2.79%	1.15%	to	1.67%	9.88%	to	10.46%
PIMCO VIT International Bond Portfolio (US Dollar Hedged)	4	10.96	to	11.12	40	1.63%	1.15%	to	1.55%	5.25%	to	5.68%
PIMCO VIT CommodityRealReturn® Strategy Portfolio	318	3.90	to	5.46	1,280	4.29%	1.15%	to	1.67%	9.49%	to	10.07%
PIMCO VIT Long-Term U.S. Government Portfolio	17	11.30	to	11.65	200	1.97%	1.15%	to	1.60%	11.40%	to	11.91%
PIMCO VIT Low Duration Portfolio	189	11.01	to	11.92	2,125	2.66%	1.00%	to	1.67%	2.19%	to	2.88%
PIMCO VIT Real Return Portfolio	74	11.97	to	10.96	906	1.54%	1.15%	to	1.67%	6.52%	to	7.08%
PIMCO VIT Total Return Portfolio	1,376	13.71	to	14.84	19,494	2.92%	1.00%	to	1.67%	6.44%	to	7.17%
Investor Class:
Guggenheim VT Global Managed Futures Strategy Fund	27	6.17	to	6.60	168	0.96%	1.00%	to	1.60%	6.41%	to	7.06%
Guggenheim VT Multi-Hedge Strategies Fund	40	8.49	to	9.00	345	2.28%	1.00%	to	1.60%	3.33%	to	3.96%
Guggenheim VT Long Short Equity Fund	7	9.97	to	10.41	72	0.58%	1.00%	to	1.60%	3.85%	to	4.48%
ETF Shares:
iShares® Core S&P 500 ETF	300	61.04	to	65.80	18,622	2.24%	1.75%	to	2.75%	27.64%	to	28.95%
iShares® Core S&P Mid-Cap ETF	101	52.74	to	55.15	5,399	1.70%	1.75%	to	2.75%	22.63%	to	23.89%
iShares® Core S&P Small-Cap ETF	51	55.67	to	58.31	2,870	1.50%	1.75%	to	2.75%	19.44%	to	20.67%
iShares® Core U.S. Aggregate Bond ETF	23	25.15	to	28.74	582	2.74%	1.75%	to	2.75%	5.47%	to	6.56%
iShares® iBoxx $ High Yield Corporate Bond ETF	2	31.74	to	34.05	74	5.04%	1.90%	to	2.75%	10.96%	to	11.93%
iShares® Intermediate-Term Corporate Bond ETF	26	27.40	to	29.40	716	3.55%	1.90%	to	2.75%	11.44%	to	12.42%
iShares® International Treasury Bond ETF	104	21.93	to	23.82	2,326	0.22%	1.75%	to	2.75%	0.91%	to	1.95%
iShares® S&P 500 Growth ETF	35	65.12	to	72.17	2,339	1.73%	1.75%	to	2.75%	27.17%	to	28.47%
iShares® S&P 500 Value ETF	9	55.20	to	59.22	520	2.31%	1.90%	to	2.75%	28.00%	to	29.12%
iShares® TIPS Bond ETF	6	22.69	to	24.35	127	1.83%	1.90%	to	2.75%	5.37%	to	6.29%
Vanguard® Developed Markets Index Fund, ETF Shares	71	36.00	to	34.57	2,603	3.14%	1.75%	to	2.75%	19.22%	to	20.45%

(a) Name Change. See Note 1.	33
-*Less than 500.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2019		Unit			Net	Investment	Expense			Total
	Units	Value			Assets	Income	Ratio			Return
Subaccount	(000s)	Range			(000s)	Ratio (**)	Range (***)			Range (****)
ETF Shares (continued):
Vanguard® Dividend Appreciation Index Fund, ETF Shares	19	$54.58	to	$58.55	$1,049	1.83%	1.90%	to	2.75%	26.04%	to	27.14%
Vanguard® Emerging Markets Stock Index Fund, ETF Shares	8	27.78	to	29.81	222	3.24%	1.90%	to	2.75%	17.42%	to	18.44%
Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares	2	31.92	to	34.14	61	3.47%	1.75%	to	1.90%	11.92%	to	12.09%
Vanguard® Large-Cap Index Fund, ETF Shares	12	60.81	to	65.24	728	1.98%	1.90%	to	2.75%	27.62%	to	28.74%
Vanguard® Mega Cap Index Fund, ETF Shares	2	61.96	to	66.98	140	1.96%	1.75%	to	2.75%	27.55%	to	28.86%
Vanguard® Real Estate Index Fund, ETF Shares	5	46.76	to	50.17	244	3.44%	1.90%	to	2.75%	25.31%	to	26.41%
Vanguard® Short-Term Bond Index Fund, ETF Shares	1	22.84	to	24.42	15	2.31%	1.90%	to	2.75%	2.11%	to	3.01%
Vanguard® Total Bond Market Index Fund, ETF Shares	686	25.15	to	28.83	17,584	2.76%	1.75%	to	2.75%	5.84%	to	6.93%

(a) Name Change. See Note 1.	34
-*Less than 500.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2018		Unit			Net	Investment	Expense			Total
	Units	Value			Assets	Income	Ratio			Return
Subaccount	(000s)	Range			(000s)	Ratio (**)	Range (***)			Range (****)
Affiliated:
Touchstone VST Active Bond Fund	186	$13.20	to	$16.19	$2,460	1.95%	1.00%	to	1.67%	(3.27)%	to	(2.60)%
Touchstone VST Aggressive ETF Fund	283	17.14	to	18.86	5,262	1.64%	1.00%	to	1.67%	(9.39)%	to	(8.77)%
Touchstone VST Conservative ETF Fund	405	14.64	to	16.11	6,038	1.74%	1.00%	to	1.67%	(5.63)%	to	(4.99)%
Touchstone VST Focused Fund	566	30.76	to	34.67	14,555	0.45%	1.00%	to	1.67%	(9.52)%	to	(8.90)%
Touchstone VST Large Cap Core Equity Fund	166	21.94	to	21.61	3,186	0.57%	1.00%	to	1.67%	(8.06)%	to	(7.43)%
Touchstone VST Moderate ETF Fund	475	17.51	to	17.86	7,336	1.89%	1.00%	to	2.05%	(7.96)%	to	(6.97)%
Non-Affiliated Initial Class:
Fidelity VIP Balanced Portfolio	79	16.87	to	27.48	1,716	1.41%	1.35%	to	1.35%	(5.52)%	to	(5.52)%
Fidelity VIP Overseas Portfolio	43	9.38	to	12.39	1,081	1.50%	1.15%	to	1.55%	(16.14)%	to	(15.79)%
Fidelity VIP Equity-Income Portfolio	101	24.88	to	25.32	6,781	2.12%	1.10%	to	1.35%	(9.54)%	to	(9.31)%
Fidelity VIP Growth Portfolio	32	137.25	to	137.25	4,380	0.24%	1.35%	to	1.35%	(1.52)%	to	(1.52)%
Fidelity VIP High Income Portfolio	51	27.30	to	27.30	1,394	5.65%	1.35%	to	1.35%	(4.60)%	to	(4.60)%
Fidelity VIP Asset Manager Portfolio	51	52.02	to	52.02	2,674	1.65%	1.35%	to	1.35%	(6.63)%	to	(6.63)%
Fidelity VIP Contrafund® Portfolio	201	38.52	to	39.19	11,709	0.69%	1.10%	to	1.35%	(7.65)%	to	(7.41)%
Fidelity VIP Index 500 Portfolio	114	18.03	to	18.56	4,015	1.80%	1.10%	to	1.45%	(5.88)%	to	(5.55)%
Fidelity VIP Investment Grade Bond Portfolio	85	13.15	to	14.04	1,474	2.31%	1.00%	to	1.55%	(2.08)%	to	(1.53)%
Fidelity VIP Government Money Market	1,084	9.61	to	9.88	10,536	1.62%	1.00%	to	2.75%	(1.16)%	to	0.63%
Non-Affiliated Service Class:
Fidelity VIP Growth Portfolio	16	20.01	to	20.01	314	0.14%	1.35%	to	1.35%	(1.63)%	to	(1.63)%
Fidelity VIP Mid Cap Portfolio	46	56.67	to	59.21	2,657	0.53%	1.10%	to	1.35%	(15.80)%	to	(15.58)%
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager Portfolio	57	16.73	to	18.88	852	1.47%	1.00%	to	1.67%	(7.20)%	to	(6.56)%
Fidelity VIP Balanced Portfolio	443	20.15	to	22.77	7,957	1.34%	1.00%	to	1.67%	(6.04)%	to	(5.40)%
Fidelity VIP Contrafund® Portfolio	766	28.28	to	31.47	15,616	0.43%	1.00%	to	1.67%	(8.21)%	to	(7.58)%
Fidelity VIP Disciplined Small Cap Portfolio	84	14.07	to	15.24	1,229	0.59%	1.00%	to	1.67%	(14.75)%	to	(14.17)%
Fidelity VIP Equity-Income Portfolio	175	20.39	to	20.79	2,746	1.86%	1.00%	to	1.67%	(10.07)%	to	(9.46)%
Fidelity VIP Freedom 2010 Portfolio	33	13.12	to	13.63	448	1.36%	1.35%	to	1.67%	(5.87)%	to	(5.56)%
Fidelity VIP Freedom 2015 Portfolio	30	13.69	to	14.22	407	1.35%	1.15%	to	1.60%	(6.80)%	to	(6.38)%
Fidelity VIP Freedom 2020 Portfolio	45	13.67	to	13.87	590	1.38%	1.15%	to	1.60%	(7.59)%	to	(7.16)%
Fidelity VIP Freedom 2025 Portfolio	112	14.31	to	14.13	1,525	1.48%	1.35%	to	1.60%	(8.28)%	to	(8.04)%
Fidelity VIP Freedom 2030 Portfolio	40	13.38	to	14.23	544	1.12%	1.15%	to	1.67%	(9.60)%	to	(9.12)%
Fidelity VIP Growth Portfolio	133	26.16	to	23.82	2,908	0.04%	1.00%	to	1.67%	(2.10)%	to	(1.43)%
Fidelity VIP High Income Portfolio	49	18.40	to	23.48	786	7.35%	1.00%	to	1.67%	(5.24)%	to	(4.60)%
Fidelity VIP Index 500 Portfolio	1,295	25.13	to	23.23	23,138	1.56%	1.00%	to	1.67%	(6.33)%	to	(5.69)%
Fidelity VIP Investment Grade Bond Portfolio	1,071	13.40	to	17.21	13,976	2.30%	1.00%	to	1.67%	(2.45)%	to	(1.78)%
Fidelity VIP Mid Cap Portfolio	296	32.63	to	37.46	6,108	0.39%	1.00%	to	1.67%	(16.20)%	to	(15.63)%
Fidelity VIP Overseas Portfolio	351	18.12	to	17.41	3,983	1.31%	1.00%	to	1.67%	(16.48)%	to	(15.91)%
Fidelity VIP Target Volatility Portfolio	37	11.40	to	11.64	423	1.57%	1.15%	to	1.55%	(7.46)%	to	(7.08)%
Non-Affiliated Class 1:
Columbia VP – Mid Cap Value Fund	75	14.44	to	15.03	1,113	—%	1.15%	to	1.67%	(14.75)%	to	(14.30)%
Franklin Growth and Income VIP Fund	64	24.70	to	25.14	1,580	2.66%	1.10%	to	1.35%	(5.67)%	to	(5.43)%
Franklin Income VIP Fund	127	24.98	to	25.42	3,175	4.95%	1.10%	to	1.35%	(5.39)%	to	(5.15)%
JP Morgan IT Mid Cap Value	22	29.52	to	31.15	611	0.99%	1.00%	to	1.55%	(13.21)%	to	(12.72)%
Morgan Stanley VIF Emerging Markets Debt Portfolio	4	24.72	to	30.99	119	5.53%	1.10%	to	1.55%	(8.39)%	to	(7.97)%
Morgan Stanley VIF U.S. Real Estate Portfolio	19	31.05	to	34.20	681	2.67%	1.00%	to	1.55%	(9.15)%	to	(8.64)%
Non-Affiliated Class 2:
American Funds I.S. Managed Risk Asset Allocation Fund	157	11.32	to	11.65	1,781	1.34%	1.00%	to	1.55%	(6.38)%	to	(5.85)%
Columbia VP –Small Cap Value Fund	65	22.71	to	23.90	1,492	0.17%	1.15%	to	1.67%	(19.54)%	to	(19.11)%
Franklin Growth and Income VIP Fund	244	21.60	to	25.12	4,591	2.49%	1.00%	to	1.67%	(6.18)%	to	(5.54)%
Franklin Income VIP Fund	883	20.27	to	25.41	13,324	4.84%	1.00%	to	1.67%	(5.91)%	to	(5.27)%
Franklin Large Cap Growth VIP Fund	191	21.59	to	26.36	4,229	—%	1.00%	to	1.67%	(3.12)%	to	(2.46)%
Franklin Mutual Shares VIP Fund	626	19.66	to	23.82	8,736	2.33%	1.00%	to	1.67%	(10.59)%	to	(9.98)%
Franklin Small Cap Value VIP Fund	59	14.82	to	15.76	904	0.88%	1.15%	to	1.67%	(14.34)%	to	(13.88)%
Invesco V.I. American Franchise Fund	10	23.88	to	20.35	238	—%	1.15%	to	1.67%	(5.50)%	to	(5.00)%
Invesco V.I. American Value Fund	369	15.11	to	16.24	5,756	0.21%	1.00%	to	1.67%	(14.33)%	to	(13.74)%

35

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2018		Unit			Net	Investment	Expense			Total
	Units	Value			Assets	Income	Ratio			Return
Subaccount	(000s)	Range			(000s)	Ratio (**)	Range (***)			Range (****)
Non-Affiliated Class 2 (continued):
Invesco V.I. Comstock Fund	186	$22.57	to	$27.46	$2,994	1.44%	1.00%	to	1.67%	(13.84)%	to	(13.25)%
Invesco V.I. International Growth Fund	153	10.35	to	10.72	1,607	1.80%	1.15%	to	1.60%	(16.57)%	to	(16.19)%
Invesco V.I. Mid Cap Growth Fund	13	11.50	to	11.63	146	—%	1.15%	to	1.55%	(7.34)%	to	(6.96)%
Templeton Foreign VIP Fund	349	16.91	to	20.27	3,781	2.67%	1.00%	to	1.67%	(16.86)%	to	(16.29)%
Templeton Global Bond VIP Fund	63	9.38	to	9.59	599	—%	1.15%	to	1.55%	0.35%	to	0.76%
Templeton Growth VIP Fund	82	16.98	to	20.46	1,200	2.03%	1.00%	to	1.67%	(16.28)%	to	(15.71)%
Morgan Stanley VIF Emerging Markets Debt Portfolio	59	19.77	to	11.50	843	5.55%	1.15%	to	1.67%	(8.60)%	to	(8.12)%
Morgan Stanley VIF Emerging Markets Equity Portfolio	145	26.64	to	33.80	2,058	0.41%	1.00%	to	1.67%	(18.90)%	to	(18.34)%
Morgan Stanley VIF U.S. Real Estate Portfolio	169	27.60	to	11.79	2,218	2.48%	1.00%	to	1.67%	(9.51)%	to	(8.89)%
Non-Affiliated Class 3:
BlackRock Capital Appreciation V.I. Fund	131	17.89	to	18.75	2,370	—%	1.00%	to	1.60%	0.49%	to	1.10%
BlackRock Global Allocation V.I. Fund	53	11.04	to	11.57	593	0.75%	1.00%	to	1.60%	(9.06)%	to	(8.51)%
BlackRock High Yield V.I. Fund	11	10.69	to	10.81	123	5.26%	1.15%	to	1.55%	(4.41)%	to	(4.02)%
BlackRock Total Return V.I. Fund	17	9.78	to	9.83	163	2.46%	1.35%	to	1.55%	(2.27)%	to	(2.27)%
TOPS® Managed Risk Moderate Growth ETF Portfolio	100	10.42	to	10.66	1,045	1.78%	1.15%	to	1.55%	(8.82)%	to	(8.45)%
Non-Affiliated Class 4:
American Funds I.S. Bond Fund	51	9.75	to	9.85	497	2.23%	1.15%	to	1.55%	(2.43)%	to	(2.03)%
American Funds I.S. Capital Income Builder Fund	158	9.63	to	9.83	1,537	2.73%	1.00%	to	1.55%	(8.69)%	to	(8.32)%
American Funds I.S. Global Growth Fund	122	12.56	to	12.86	1,552	0.53%	1.15%	to	1.60%	(10.70)%	to	(10.29)%
American Funds I.S. Growth Fund	101	15.44	to	15.80	1,576	0.28%	1.15%	to	1.60%	(2.10)%	to	(1.65)%
American Funds I.S. Growth-Income Fund	168	14.31	to	14.64	2,421	1.36%	1.15%	to	1.60%	(3.58)%	to	(3.19)%
American Funds I.S. New World Fund	66	9.84	to	10.04	653	0.75%	1.15%	to	1.55%	(15.59)%	to	(15.24)%
Non-Affiliated Class A:
DWS Small Cap Index VIP Fund	14	27.21	to	28.49	385	0.97%	1.10%	to	1.45%	(12.52)%	to	(12.21)%
Non-Affiliated Class B:
DWS Small Cap Index VIP Fund	69	24.37	to	25.99	1,296	0.68%	1.00%	to	1.67%	(12.91)%	to	(12.31)%
Advisor Class:
PIMCO VIT All Asset Portfolio	123	12.32	to	11.71	1,553	3.09%	1.15%	to	1.67%	(7.03)%	to	(6.54)%
PIMCO VIT International Bond Portfolio (US Dollar Hedged)	2	10.41	to	10.53	18	1.31%	1.15%	to	1.55%	0.43%	to	0.43%
PIMCO VIT CommodityRealReturn® Strategy Portfolio	345	3.56	to	4.96	1,263	1.97%	1.15%	to	1.67%	(15.64)%	to	(15.19)%
PIMCO VIT Long-Term U.S. Government Portfolio	18	10.14	to	10.41	185	2.30%	1.15%	to	1.60%	(4.05)%	to	(3.61)%
PIMCO VIT Low Duration Portfolio	165	10.77	to	11.58	1,807	1.81%	1.00%	to	1.67%	(1.45)%	to	(0.77)%
PIMCO VIT Real Return Portfolio	112	11.24	to	10.23	1,282	2.37%	1.15%	to	1.67%	(3.95)%	to	(3.44)%
PIMCO VIT Total Return Portfolio	1,476	12.88	to	13.84	19,600	2.43%	1.00%	to	1.67%	(2.31)%	to	(1.64)%
Investor Class:
Guggenheim VT Global Managed Futures Strategy Fund	39	5.76	to	6.17	231	—%	1.00%	to	1.67%	(10.55)%	to	(9.94)%
Guggenheim VT Multi-Hedge Strategies Fund	46	8.05	to	8.66	385	—%	1.00%	to	1.67%	(6.67)%	to	(6.03)%
Guggenheim VT Long Short Equity Fund	8	9.27	to	9.97	81	—%	1.00%	to	1.67%	(14.40)%	to	(13.81)%
ETF Shares:
iShares® Core S&P 500 ETF	388	47.82	to	51.03	18,855	1.85%	1.75%	to	2.75%	(7.11)%	to	(6.15)%
iShares® Core S&P Mid-Cap ETF	122	43.01	to	44.51	5,341	1.47%	1.75%	to	2.75%	(13.63)%	to	(12.73)%
iShares® Core S&P Small-Cap ETF	59	46.61	to	48.32	2,802	1.32%	1.75%	to	2.75%	(11.02)%	to	(10.10)%
iShares® Core U.S. Aggregate Bond ETF	26	23.84	to	26.97	620	2.72%	1.75%	to	2.75%	(2.67)%	to	(1.66)%
iShares® iBoxx $ High Yield Corporate Bond ETF	4	28.60	to	30.42	124	5.18%	1.90%	to	2.75%	(4.71)%	to	(3.87)%
iShares® Intermediate-Term Corporate Bond ETF	26	24.59	to	26.15	653	3.33%	1.90%	to	2.75%	(3.48)%	to	(2.63)%
iShares® International Treasury Bond ETF	119	21.74	to	23.37	2,635	0.30%	1.75%	to	2.75%	(5.29)%	to	(4.31)%
iShares® S&P 500 Growth ETF	41	51.20	to	56.17	2,157	1.16%	1.75%	to	2.75%	(2.95)%	to	(1.95)%
iShares® S&P 500 Value ETF	10	43.12	to	45.86	448	2.48%	1.90%	to	2.75%	(11.70)%	to	(10.92)%
iShares® TIPS Bond ETF	5	21.54	to	22.91	108	2.71%	1.90%	to	2.75%	(4.15)%	to	(3.31)%

36

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2018		Unit			Net	Investment	Expense			Total
	Units	Value			Assets	Income	Ratio			Return
Subaccount	(000s)	Range			(000s)	Ratio (**)	Range (***)			Range (****)
ETF Shares (continued):
Vanguard® Developed Markets Index Fund, ETF Shares	87	$30.20	to	$28.70	$2,651	2.85%	1.75%	to	2.75%	(17.11)%	to	(16.25)%
Vanguard® Dividend Appreciation Index Fund, ETF Shares	23	43.30	to	46.05	995	1.88%	1.90%	to	2.75%	(4.78)%	to	(3.94)%
Vanguard® Emerging Markets Stock Index Fund, ETF Shares	11	23.66	to	21.70	260	2.52%	1.75%	to	2.75%	(17.11)%	to	(16.25)%
Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares	2	28.52	to	30.46	63	3.45%	1.75%	to	1.90%	(3.61)%	to	(3.46)%
Vanguard® Large-Cap Index Fund, ETF Shares	13	47.65	to	50.67	606	1.84%	1.90%	to	2.75%	(7.09)%	to	(6.27)%
Vanguard® Mega Cap Index Fund, ETF Shares	2	48.58	to	51.98	123	1.93%	1.75%	to	2.75%	(6.12)%	to	(5.15)%
Vanguard® Real Estate Index Fund, ETF Shares	7	37.32	to	39.69	252	4.38%	1.90%	to	2.75%	(8.62)%	to	(7.82)%
Vanguard® Short-Term Bond Index Fund, ETF Shares	1	22.37	to	23.71	18	1.94%	1.90%	to	2.75%	(1.45)%	to	(0.59)%
Vanguard® Total Bond Market Index Fund, ETF Shares	821	23.76	to	26.96	19,849	2.78%	1.75%	to	2.75%	(2.87)%	to	(1.87)%

37

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2017		Unit		Investment	Expense	Total
	Units	Value	Net Assets	Income	Ratio	Return
Subaccount	(000s)	Range	(000s)	Ratio (**)	Range (***)	Range (****)
Affiliated:
Touchstone VST Active Bond Fund	242	$13.64 to $16.63	$3,363	2.37%	1.00% to 1.67%	1.81% to 2.51%
Touchstone VST Aggressive ETF Fund	325	22.46 to 20.68	6,610	1.68%	1.00% to 2.15%	14.78% to 16.13%
Touchstone VST Conservative ETF Fund	454	14.98 to 16.96	7,158	2.04%	1.00% to 2.15%	7.70% to 8.96%
Touchstone VST Focused Fund	640	34.00 to 38.06	18,136	0.51%	1.00% to 1.67%	11.75% to 12.51%
Touchstone VST Large Cap Core Equity Fund	187	23.86 to 23.35	3,905	0.67%	1.00% to 1.67%	19.30% to 20.11%
Touchstone VST Moderate ETF Fund	522	18.85 to 19.20	8,797	1.94%	1.00% to 2.15%	11.22% to 12.52%
Non-Affiliated Initial Class:
Fidelity VIP Balanced Portfolio	90	17.86 to 29.08	2,068	1.42%	1.35%	14.86%
Fidelity VIP Overseas Portfolio	50	11.19 to 11.87	1,438	1.40%	1.00% to 1.55%	28.27% to 28.99%
Fidelity VIP Equity-Income Portfolio	138	27.50 to 27.92	10,060	1.68%	1.10% to 1.35%	11.38% to 11.66%
Fidelity VIP Growth Portfolio	36	139.37	4,980	0.22%	1.35%	33.32%
Fidelity VIP High Income Portfolio	56	28.61	1,604	4.56%	1.35%	5.50%
Fidelity VIP Asset Manager Portfolio	59	55.72	3,277	1.86%	1.35%	12.57%
Fidelity VIP Contrafund® Portfolio	224	41.71 to 42.33	13,970	0.98%	1.10% to 1.35%	20.24% to 20.54%
Fidelity VIP Index 500 Portfolio	129	19.15 to 19.65	4,803	1.77%	1.10% to 1.45%	19.96% to 20.38%
Fidelity VIP Investment Grade Bond Portfolio	103	13.43 to 14.26	2,012	2.31%	1.00% to 1.55%	2.61% to 3.18%
Fidelity VIP Government Money Market	1,139	9.72 to 9.82	11,055	0.67%	1.00% to 2.75%	(2.08)% to (0.33)%
Non-Affiliated Service Class:
Fidelity VIP Growth Portfolio	18	20.34	359	0.13%	1.35%	33.19%
Fidelity VIP Mid Cap Portfolio	53	67.30 to 70.14	3,587	0.61%	1.10% to 1.35%	19.08% to 19.38%
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager Portfolio	63	18.03 to 20.20	1,005	1.55%	1.00% to 1.67%	11.85% to 12.61%
Fidelity VIP Balanced Portfolio	410	21.45 to 24.08	7,973	1.30%	1.00% to 1.67%	14.18% to 14.96%
Fidelity VIP Contrafund® Portfolio	848	30.81 to 34.05	18,909	0.77%	1.00% to 1.67%	19.56% to 20.38%
Fidelity VIP Disciplined Small Cap Portfolio	118	16.51 to 17.75	2,011	0.55%	1.00% to 1.67%	5.01% to 5.73%
Fidelity VIP Equity-Income Portfolio	288	22.67 to 22.96	5,449	1.43%	1.00% to 1.67%	10.78% to 11.53%
Fidelity VIP Freedom 2010 Portfolio	37	13.94 to 14.43	528	0.98%	1.35% to 1.67%	10.92% to 11.28%
Fidelity VIP Freedom 2015 Portfolio	32	14.17 to 15.19	456	1.04%	1.15% to 1.67%	12.89% to 13.48%
Fidelity VIP Freedom 2020 Portfolio	44	14.79 to 14.94	620	1.26%	1.15% to 1.60%	14.41% to 14.93%
Fidelity VIP Freedom 2025 Portfolio	46	15.60 to 15.37	686	1.24%	1.35% to 1.60%	15.69% to 15.99%
Fidelity VIP Freedom 2030 Portfolio	43	14.80 to 15.65	634	0.67%	1.15% to 1.67%	18.69% to 19.31%
Fidelity VIP Growth Portfolio	183	26.72 to 24.16	4,162	0.09%	1.00% to 1.67%	32.57% to 33.47%
Fidelity VIP High Income Portfolio	70	19.42 to 24.61	1,264	1.48%	1.00% to 1.67%	5.13% to 5.85%
Fidelity VIP Index 500 Portfolio	1,347	26.83 to 24.64	25,759	1.61%	1.00% to 1.67%	19.39% to 20.20%
Fidelity VIP Investment Grade Bond Portfolio	1,061	13.74 to 17.52	14,157	2.27%	1.00% to 1.67%	2.26% to 2.96%
Fidelity VIP Mid Cap Portfolio	348	38.94 to 44.40	8,978	0.50%	1.00% to 1.67%	18.53% to 19.34%
Fidelity VIP Overseas Portfolio	375	21.69 to 20.70	5,131	1.27%	1.00% to 1.67%	27.83% to 28.69%
Fidelity VIP Target Volatility Portfolio	36	12.32 to 12.53	440	1.14%	1.15% to 1.55%	14.50% to 14.96%
Non-Affiliated Class 1:
Columbia VP – Mid Cap Value Fund	77	16.94 to 17.54	1,330	—%	1.15% to 1.67%	11.65% to 12.24%
Franklin Growth and Income VIP Fund	71	26.19 to 26.58	1,847	5.98%	1.10% to 1.35%	14.59% to 14.87%
Franklin Income VIP Fund	142	26.41 to 26.80	3,757	4.30%	1.10% to 1.35%	8.46% to 8.74%
JP Morgan IT Mid Cap Value	27	34.01 to 35.69	856	0.79%	1.00% to 1.55%	12.01% to 12.63%
Morgan Stanley VIF Emerging Markets Debt Portfolio	4	26.98 to 33.67	140	5.48%	1.10% to 1.55%	8.02% to 8.51%
Morgan Stanley VIF U.S. Real Estate Portfolio	23	34.18 to 37.43	917	1.58%	1.00% to 1.55%	1.52% to 2.08%
Non-Affiliated Class 2:
American Funds I.S. Managed Risk Asset Allocation Fund	164	12.07 to 12.37	1,988	0.78%	1.00% to 1.60%	12.97% to 13.66%
Columbia VP –Small Cap Value Fund	59	28.23 to 29.55	1,684	0.32%	1.15% to 1.67%	12.09% to 12.68%
Franklin Growth and Income VIP Fund	289	23.03 to 26.59	5,848	5.81%	1.00% to 1.67%	13.93% to 14.70%
Franklin Income VIP Fund	901	21.54 to 26.82	14,667	4.12%	1.00% to 1.67%	7.85% to 8.58%
Franklin Large Cap Growth VIP Fund	110	22.29 to 27.02	2,309	0.62%	1.00% to 1.67%	25.98% to 26.83%
Franklin Mutual Shares VIP Fund	660	21.99 to 26.46	10,475	2.25%	1.00% to 1.67%	6.54% to 7.27%
Franklin Small Cap Value VIP Fund	67	17.30 to 18.31	1,209	0.51%	1.15% to 1.67%	8.81% to 9.38%
Invesco V.I. American Franchise Fund	10	25.27 to 21.42	251	—%	1.15% to 1.67%	24.91% to 25.57%
Invesco V.I. American Value Fund	120	17.63 to 18.83	2,169	0.60%	1.00% to 1.67%	7.86% to 8.59%
Invesco V.I. Comstock Fund	187	26.20 to 31.66	3,500	1.99%	1.00% to 1.67%	15.62% to 16.40%

38

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2017		Unit		Investment	Expense	Total
	Units	Value	Net Assets	Income	Ratio	Return
Subaccount	(000s)	Range	(000s)	Ratio (**)	Range (***)	Range (****)
Non-Affiliated Class 2 (continued):
Invesco V.I. International Growth Fund	143	$12.40 to $12.79	$1,795	1.27%	1.15% to 1.60%	20.77% to 21.32%
Invesco V.I. Mid Cap Growth Fund	5	12.41 to 12.49	61	—%	1.15% to 1.55%	20.26% to 20.74%
Templeton Foreign VIP Fund	331	20.34 to 24.22	4,473	2.55%	1.00% to 1.67%	14.75% to 15.53%
Templeton Global Bond VIP Fund	68	9.34 to 9.52	645	—%	1.15% to 1.55%	0.35% to 0.76%
Templeton Growth VIP Fund	105	20.28 to 24.27	1,863	1.63%	1.00% to 1.67%	16.53% to 17.32%
Morgan Stanley VIF Emerging Markets Debt Portfolio	56	21.63 to 15.86	899	5.60%	1.00% to 1.67%	7.76% to 8.49%
Morgan Stanley VIF Emerging Markets Equity Portfolio	122	32.84 to 41.39	2,026	0.66%	1.00% to 1.67%	32.82% to 33.72%
Morgan Stanley VIF U.S. Real Estate Portfolio	179	30.50 to 12.94	2,635	1.29%	1.00% to 1.67%	1.16% to 1.84%
Non-Affiliated Class 3:
BlackRock Capital Appreciation V.I. Fund	123	17.80 to 18.54	2,215	—%	1.00% to 1.60%	30.83% to 31.62%
BlackRock Global Allocation V.I. Fund	67	12.14 to 12.64	817	1.29%	1.00% to 1.60%	11.90% to 12.58%
BlackRock High Yield V.I. Fund	5	11.19 to 11.26	53	4.90%	1.15% to 1.55%	5.41% to 5.84%
BlackRock Total Return V.I. Fund	20	10.00 to 10.02	198	2.22%	1.45% to 1.55%	1.61% to 1.71%
TOPS® Managed Risk Moderate Growth ETF Portfolio	82	11.43 to 11.64	935	1.58%	1.15% to 1.55%	12.08% to 12.53%
Non-Affiliated Class 4:
American Funds I.S. Bond Fund	51	9.99 to 10.06	510	2.35%	1.15% to 1.55%	1.70% to 2.11%
American Funds I.S. Capital Income Builder Fund	146	10.55 to 10.67	1,551	2.62%	1.15% to 1.55%	10.91% to 11.36%
American Funds I.S. Global Growth Fund	102	14.07 to 14.33	1,460	0.63%	1.15% to 1.60%	29.03% to 29.61%
American Funds I.S. Growth Fund	80	15.77 to 16.06	1,272	0.48%	1.15% to 1.60%	25.95% to 26.52%
American Funds I.S. Growth-Income Fund	134	14.88 to 15.12	2,006	1.40%	1.15% to 1.55%	20.19% to 20.68%
American Funds I.S. New World Fund	45	11.66 to 11.85	527	0.84%	1.15% to 1.55%	27.07% to 27.58%
Non-Affiliated Class A:
DWS Small Cap Index VIP Fund	17	31.10 to 32.45	557	0.96%	1.10% to 1.45%	12.68% to 13.08%
Non-Affiliated Class B:
DWS Small Cap Index VIP Fund	67	27.99 to 29.64	1,463	0.71%	1.00% to 1.67%	12.14% to 12.90%
Advisor Class:
PIMCO VIT All Asset Portfolio	118	13.25 to 12.53	1,600	4.46%	1.15% to 1.67%	11.49% to 12.08%
PIMCO VIT International Bond Portfolio (US Dollar Hedged)	*-	10.37	4	28.25%	1.55%	1.08%
PIMCO VIT CommodityRealReturn® Strategy Portfolio	400	4.22 to 5.85	1,730	11.07%	1.15% to 1.67%	0.35% to 0.88%
PIMCO VIT Long-Term U.S. Government Portfolio	19	10.57 to 10.80	207	2.08%	1.15% to 1.60%	7.11% to 7.60%
PIMCO VIT Low Duration Portfolio	166	10.93 to 11.67	1,840	1.25%	1.00% to 1.67%	(0.44)% to 0.24%
PIMCO VIT Real Return Portfolio	123	11.70 to 10.60	1,462	2.27%	1.15% to 1.67%	1.83% to 2.36%
PIMCO VIT Total Return Portfolio	1,613	13.18 to 14.08	21,874	1.92%	1.00% to 1.67%	3.07% to 3.77%
Investor Class:
Guggenheim VT Global Managed Futures Strategy Fund	45	6.44 to 6.85	292	1.42%	1.00% to 1.67%	6.90% to 7.63%
Guggenheim VT Multi-Hedge Strategies Fund	60	8.63 to 9.21	543	—%	1.00% to 1.67%	1.95% to 2.64%
Guggenheim VT Long Short Equity Fund	9	10.83 to 11.56	104	0.37%	1.00% to 1.67%	12.94% to 13.71%
ETF Shares:
iShares® Core S&P 500 ETF	451	51.48 to 54.37	23,528	1.88%	1.75% to 2.75%	18.42% to 19.63%
iShares® Core S&P Mid-Cap ETF	134	49.80 to 51.01	6,734	1.28%	1.75% to 2.75%	13.07% to 14.23%
iShares® Core S&P Small-Cap ETF	67	52.38 to 53.75	3,551	1.28%	1.75% to 2.75%	10.07% to 11.19%
iShares® Core U.S. Aggregate Bond ETF	27	24.49 to 27.43	671	2.32%	1.75% to 2.75%	0.71% to 1.74%
iShares® iBoxx $ High Yield Corporate Bond ETF	8	30.02 to 32.38	249	5.05%	1.75% to 2.75%	3.17% to 4.23%
iShares® Intermediate-Term Corporate Bond ETF	29	25.47 to 26.86	751	2.48%	1.90% to 2.75%	0.70% to 1.57%
iShares® International Treasury Bond ETF	129	22.95 to 24.42	2,992	0.20%	1.75% to 2.75%	8.42% to 9.53%
iShares® S&P 500 Growth ETF	47	52.76 to 57.29	2,538	1.43%	1.75% to 2.75%	23.74% to 25.00%
iShares® S&P 500 Value ETF	10	48.84 to 51.49	480	2.17%	1.90% to 2.75%	12.11% to 13.08%
iShares® TIPS Bond ETF	5	22.47 to 23.69	124	2.13%	1.90% to 2.75%	0.10% to 0.97%
Vanguard® Developed Markets Index Fund, ETF Shares	88	36.43 to 34.27	3,214	2.91%	1.75% to 2.75%	22.94% to 24.20%
Vanguard® Dividend Appreciation Index Fund, ETF Shares	31	45.47 to 47.94	1,420	1.99%	1.90% to 2.75%	18.88% to 19.92%
Vanguard® Emerging Markets Stock Index Fund, ETF Shares	14	28.54 to 25.91	392	2.41%	1.75% to 2.75%	27.87% to 29.18%
Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares	4	29.79 to 31.55	106	3.21%	1.75% to 2.55%	2.63% to 3.47%
Vanguard® Large-Cap Index Fund, ETF Shares	15	51.28 to 54.06	755	1.89%	1.90% to 2.75%	18.69% to 19.73%
Vanguard® Mega Cap Index Fund, ETF Shares	2	51.74 to 54.80	129	1.94%	1.75% to 2.75%	19.24% to 20.47%
Vanguard® Real Estate Index Fund, ETF Shares	7	40.84 to 43.05	306	4.15%	1.90% to 2.75%	2.01% to 2.90%

39

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2017		Unit		Investment	Expense	Total
	Units	Value	Net Assets	Income	Ratio	Return
Subaccount	(000s)	Range	(000s)	Ratio (**)	Range (***)	Range (****)
ETF Shares (continued):
Vanguard® Short-Term Bond Index Fund, ETF Shares	3	$22.70 to $23.85	$66	1.63%	1.90% to 2.75%	(1.57)% to (0.71)%
Vanguard® Total Bond Market Index Fund, ETF Shares	905	24.46 to 27.47	22,485	2.54%	1.75% to 2.75%	0.73% to 1.76%
* - Less than 500.
40

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2016				Investment
	Units	Unit Value	Net Assets	Income	Expense Ratio	Total Return
Subaccount	(000s)	Range	(000s)	Ratio (**)	Range (***)	Range (****)
Affiliated:
Touchstone VST Active Bond Fund	280	$13.40 to $16.22	$3,834	1.95%	1.00% to 1.67%	4.21% to 4.92%
Touchstone VST Aggressive ETF Fund	383	19.57 to 17.80	6,731	1.51%	1.00% to 2.15%	5.64% to 6.88%
Touchstone VST Conservative ETF Fund	532	13.91 to 15.56	7,728	1.42%	1.00% to 2.15%	3.31% to 4.53%
Touchstone VST Focused Fund	735	30.43 to 33.83	18,604	—%	1.00% to 1.67%	11.22% to 11.98%
Touchstone VST Large Cap Core Equity Fund	209	20.00 to 19.44	3,650	0.81%	1.00% to 1.67%	7.02% to 7.75%
Touchstone VST Moderate ETF Fund	630	16.95 to 17.06	9,571	1.54%	1.00% to 2.15%	4.56% to 5.78%
Non-Affiliated Initial Class:
Fidelity VIP Balanced Portfolio	104	15.55 to 25.32	2,072	1.29%	1.35%	5.82%
Fidelity VIP Overseas Portfolio	53	8.62 to 9.20	1,218	1.31%	1.00% to 1.67%	(6.65)% to (6.01)%
Fidelity VIP Equity-Income Portfolio	142	24.70 to 25.00	9,839	2.30%	1.10% to 1.35%	16.43% to 16.72%
Fidelity VIP Growth Portfolio	39	104.54	4,048	0.04%	1.35%	(0.56)%
Fidelity VIP High Income Portfolio	72	27.12	1,949	5.34%	1.35%	13.06%
Fidelity VIP Asset Manager Portfolio	63	49.50	3,137	1.46%	1.35%	1.68%
Fidelity VIP Contrafund® Portfolio	251	34.69 to 35.12	12,933	0.79%	1.10% to 1.35%	6.55% to 6.82%
Fidelity VIP Index 500 Portfolio	150	15.97 to 16.33	4,467	1.36%	1.10% to 1.45%	10.24% to 10.63%
Fidelity VIP Investment Grade Bond Portfolio	121	13.09 to 13.82	2,194	2.21%	1.00% to 1.55%	3.12% to 3.69%
Fidelity VIP Government Money Market	823	9.74 to 9.85	8,041	0.19%	1.00% to 1.67%	(1.47)% to (0.80)%
Non-Affiliated Service Class:
Fidelity VIP Growth Portfolio	21	15.27	324	—%	1.35%	(0.64)%
Fidelity VIP Mid Cap Portfolio	59	56.52 to 58.75	3,366	0.41%	1.10% to 1.35%	10.60% to 10.88%
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager Portfolio	70	16.12 to 17.94	1,005	1.28%	1.00% to 1.67%	1.12% to 1.81%
Fidelity VIP Balanced Portfolio	363	18.78 to 20.94	6,178	1.25%	1.00% to 1.67%	5.19% to 5.91%
Fidelity VIP Contrafund® Portfolio	966	25.77 to 25.91	18,020	0.59%	0.60% to 1.67%	5.93% to 7.08%
Fidelity VIP Disciplined Small Cap Portfolio	65	15.72 to 16.79	1,054	0.62%	1.00% to 1.67%	20.27% to 21.09%
Fidelity VIP Equity-Income Portfolio	339	20.47 to 20.58	5,800	2.17%	1.00% to 1.67%	15.75% to 16.53%
Fidelity VIP Freedom 2010 Portfolio	56	12.94 to 13.23	711	1.03%	1.15% to 1.60%	3.55% to 4.02%
Fidelity VIP Freedom 2015 Portfolio	51	12.55 to 13.39	643	1.05%	1.15% to 1.67%	3.82% to 4.36%
Fidelity VIP Freedom 2020 Portfolio	46	12.93 to 13.00	576	1.47%	1.15% to 1.60%	4.11% to 4.59%
Fidelity VIP Freedom 2025 Portfolio	61	13.48 to 13.12	784	1.63%	1.45% to 1.60%	4.29% to 4.45%
Fidelity VIP Freedom 2030 Portfolio	98	12.47 to 13.12	1,224	1.24%	1.15% to 1.67%	4.60% to 5.15%
Fidelity VIP Growth Portfolio	238	20.15 to 18.10	4,080	—%	1.00% to 1.67%	(1.13)% to (0.45)%
Fidelity VIP High Income Portfolio	462	18.47 to 23.25	8,364	5.85%	1.00% to 1.67%	12.26% to 13.03%
Fidelity VIP Index 500 Portfolio	1,373	22.47 to 20.50	22,106	1.49%	1.00% to 1.67%	9.72% to 10.47%
Fidelity VIP Investment Grade Bond Portfolio	1,002	13.44 to 17.02	13,063	2.21%	1.00% to 1.67%	2.73% to 3.43%
Fidelity VIP Mid Cap Portfolio	340	32.85 to 37.20	7,257	0.30%	1.00% to 1.67%	10.06% to 10.80%
Fidelity VIP Overseas Portfolio	344	16.97 to 16.09	3,643	1.24%	1.00% to 1.67%	(6.85)% to (6.21)%
Fidelity VIP Target Volatility Portfolio	35	10.76 to 10.90	381	1.15%	1.15% to 1.55%	3.43% to 3.85%
Non-Affiliated Class 1:
Columbia VP – Mid Cap Value Fund	80	15.17 to 15.76	1,226	—%	1.00% to 1.67%	12.24% to 13.01%
Franklin Growth and Income VIP Fund	82	22.86 to 23.14	1,877	2.83%	1.10% to 1.35%	10.35% to 10.63%
Franklin Income VIP Fund	173	24.35 to 24.65	4,217	5.05%	1.10% to 1.35%	12.79% to 13.08%
JP Morgan IT Mid Cap Value	35	30.36 to 31.69	980	0.91%	1.00% to 1.55%	12.92% to 13.55%
Morgan Stanley VIF Emerging Markets Debt Portfolio	5	24.98 to 31.03	140	5.94%	1.10% to 1.55%	8.84% to 9.34%
Morgan Stanley VIF U.S. Real Estate Portfolio	30	33.67 to 36.67	1,170	1.35%	1.00% to 1.55%	5.16% to 5.75%
Non-Affiliated Class 2:
American Funds I.S. Managed Risk Asset Allocation Fund	168	10.68 to 10.88	1,804	1.37%	1.00% to 1.60%	5.56% to 6.20%
Columbia VP – Small Cap Value Fund	49	25.19 to 26.23	1,259	0.39%	1.15% to 1.67%	30.53% to 31.22%
Franklin Growth and Income VIP Fund	343	20.21 to 23.18	6,054	2.59%	1.00% to 1.67%	9.76% to 10.51%
Franklin Income VIP Fund	925	19.98 to 24.70	14,189	4.95%	1.00% to 1.67%	12.12% to 12.88%
Franklin Large Cap Growth VIP Fund	134	17.69 to 21.31	2,190	—%	1.00% to 1.67%	(3.43)% to (2.77)%
Franklin Mutual Shares VIP Fund	676	20.64 to 21.10	10,106	2.00%	0.60% to 1.67%	14.12% to 15.36%
Franklin Small Cap Value VIP Fund	77	15.90 to 19.82	1,280	0.80%	1.15% to 1.67%	28.02% to 28.69%
Invesco V.I. American Franchise Fund	14	20.23 to 17.06	284	—%	1.15% to 1.67%	0.31% to 0.84%
Invesco V.I. American Value Fund	113	16.35 to 17.34	1,881	0.12%	1.00% to 1.67%	13.30% to 14.07%

41

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2016				Investment
	Units	Unit Value	Net Assets	Income	Expense Ratio	Total Return
Subaccount	(000s)	Range	(000s)	Ratio (**)	Range (***)	Range (****)
Non-Affiliated Class 2 (continued):
Invesco V.I. Comstock Fund	190	$22.66 to $27.19	$3,086	1.34%	1.00% to 1.67%	15.04% to 15.82%
Invesco V.I. International Growth Fund	127	10.42 to 10.54	1,316	1.18%	0.80% to 1.67%	(2.04)% to (1.84)%
Invesco V.I. Mid Cap Growth Fund (April 29. 2016)	3	10.32	34	—%	1.55%	3.20%
Templeton Foreign VIP Fund	337	17.73 to 20.96	4,039	1.94%	1.00% to 1.67%	5.39% to 6.10%
Templeton Global Bond VIP Fund	73	9.35 to 9.45	683	—%	1.15% to 1.55%	1.45% to 1.76%
Templeton Growth VIP Fund	135	17.40 to 16.98	1,979	2.04%	0.60% to 1.67%	7.79% to 8.96%
Morgan Stanley VIF Emerging Markets Debt Portfolio	72	20.07 to 14.62	1,064	5.53%	1.00% to 1.67%	8.74% to 9.48%
Morgan Stanley VIF Emerging Markets Equity Portfolio	164	24.73 to 30.96	2,230	0.45%	1.00% to 1.67%	4.84% to 5.56%
Morgan Stanley VIF U.S. Real Estate Portfolio	183	30.15 to 12.70	2,708	1.06%	1.00% to 1.67%	4.77% to 5.48%
Non-Affiliated Class 3:
BlackRock Capital Appreciation V.I. Fund	120	13.61 to 14.09	1,648	—%	1.00% to 1.60%	(1.73)% to (1.13)%
BlackRock Global Allocation V.I. Fund	69	10.85 to 11.23	757	1.01%	1.00% to 1.60%	2.15% to 2.77%
BlackRock High Yield V.I. Fund (April 29, 2016)	3	10.61	33	5.18%	1.55%	6.12%
BlackRock Total Return V.I. Fund (April 29, 2016)	19	9.84	183	1.84%	1.55%	(1.55)%
TOPS® Managed Risk Moderate Growth ETF Portfolio	83	10.19 to 10.35	843	2.17%	1.35% to 1.45%	4.50% to 4.92%
Non-Affiliated Class 4:
American Funds I.S. Bond Fund (April 29, 2016)	20	9.82 to 9.85	199	3.40%	1.15% to 1.55%	(1.79)% to (1.52)%
American Funds I.S. Capital Income Builder Fund	83	9.51 to 9.58	796	3.20%	1.15% to 1.55%	2.18% to 2.59%
American Funds I.S. Global Growth Fund	87	10.90 to 11.06	958	0.68%	1.15% to 1.60%	(1.24)% to (0.78)%
American Funds I.S. Growth Fund	62	12.54 to 12.52	775	1.07%	1.15% to 1.55%	7.53% to 7.47%
American Funds I.S. Growth-Income Fund	118	12.38 to 12.53	1,465	1.32%	1.15% to 1.55%	9.53% to 9.98%
American Funds I.S. New World Fund	41	9.17 to 9.29	376	0.58%	1.15% to 1.55%	3.42% to 3.84%
Non-Affiliated Class A:
DWS Small Cap Index VIP Fund	19	27.60 to 28.70	525	1.09%	1.10% to 1.45%	19.27% to 19.70%
Non-Affiliated Class B:
DWS Small Cap Index VIP Fund	68	24.96 to 26.25	1,332	0.82%	1.00% to 1.67%	18.69% to 19.50%
Advisor Class:
PIMCO VIT All Asset Portfolio	130	11.88 to 12.60	1,582	2.43%	1.00% to 1.67%	11.02% to 11.78%
PIMCO VIT CommodityRealReturn® Strategy Portfolio	405	4.21 to 5.79	1,741	1.01%	1.15% to 1.67%	12.96% to 13.55%
PIMCO VIT Long-Term U.S. Government Portfolio	18	9.87 to 10.04	179	1.88%	1.15% to 1.67%	(1.03)% to (0.58)%
PIMCO VIT Low Duration Portfolio	196	10.98 to 11.64	2,186	1.44%	1.00% to 1.67%	(0.39)% to 0.29%
PIMCO VIT Real Return Portfolio	144	11.49 to 12.19	1,689	2.18%	1.00% to 1.67%	3.34% to 4.04%
PIMCO VIT Total Return Portfolio	1,679	12.79 to 13.56	22,051	1.98%	1.00% to 1.67%	0.86% to 1.55%
Investor Class:
Guggenheim VT Global Managed Futures Strategy Fund	50	6.02 to 6.36	306	3.68%	1.00% to 1.67%	(16.19)% to (15.62)%
Guggenheim VT Multi-Hedge Strategies Fund	64	8.46 to 8.97	560	0.10%	1.00% to 1.67%	(2.14)% to (1.48)%
Guggenheim VT Long Short Equity Fund	17	9.59 to 10.17	175	—%	1.00% to 1.67%	(1.02)% to (0.35)%
ETF Shares:
iShares® Core S&P 500 ETF	517	43.47 to 45.45	22,723	2.23%	1.75% to 2.75%	9.07% to 10.19%
iShares® Core S&P Mid-Cap ETF	149	44.04 to 44.66	6,627	1.76%	1.75% to 2.75%	17.36% to 18.57%
iShares® Core S&P Small-Cap ETF	75	47.59 to 48.34	3,593	1.41%	1.75% to 2.75%	23.13% to 24.39%
iShares® Core U.S. Aggregate Bond ETF	24	24.32 to 26.96	586	2.34%	1.75% to 2.75%	(0.40)% to 0.62%
iShares® iBoxx $ High Yield Corporate Bond ETF	10	29.09 to 31.06	301	5.43%	1.75% to 2.75%	10.29% to 11.42%
iShares® Intermediate-Term Corporate Bond ETF	32	25.30 to 26.44	821	2.44%	1.90% to 2.75%	0.47% to 1.35%
iShares® International Treasury Bond ETF	129	21.17 to 22.30	2,764	0.66%	1.75% to 2.75%	(1.92)% to (0.91)%
iShares® S&P 500 Growth ETF	50	42.64 to 45.83	2,162	1.58%	1.75% to 2.75%	3.88% to 4.95%
iShares® S&P 500 Value ETF	13	43.56 to 45.53	582	2.47%	1.90% to 2.75%	14.09% to 15.08%
iShares® TIPS Bond ETF	5	22.45 to 23.46	109	1.53%	1.90% to 2.75%	1.80% to 2.69%
Vanguard® Developed Markets Index Fund, ETF Shares	103	29.63 to 27.59	3,057	3.10%	1.75% to 2.75%	(0.17)% to 0.85%
Vanguard® Dividend Appreciation Index Fund, ETF Shares	39	38.25 to 41.43	1,500	2.23%	1.75% to 2.75%	8.91% to 10.03%
Vanguard® Emerging Markets Stock Index Fund, ETF Shares	18	22.32 to 20.06	387	2.55%	1.75% to 2.75%	9.10% to 10.22%
Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares	4	27.40 to 30.49	118	3.24%	1.75% to 2.75%	2.36% to 3.41%
Vanguard® Large-Cap Index Fund, ETF Shares	16	43.20 to 44.88	700	2.11%	1.75% to 2.75%	8.70% to 9.81%
Vanguard® Mega Cap Index Fund, ETF Shares	3	43.39 to 45.49	126	2.27%	1.75% to 2.75%	8.84% to 9.95%
Vanguard® Real Estate Index Fund, ETF Shares	9	40.03 to 41.84	378	4.86%	1.90% to 2.75%	5.64% to 6.56%

42

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2016				Investment
	Units	Unit Value	Net Assets	Income	Expense Ratio	Total Return
Subaccount	(000s)	Range	(000s)	Ratio (**)	Range (***)	Range (****)
ETF Share (continued):
Vanguard® Short-Term Bond Index Fund, ETF Shares	4	$23.06 to $24.02	$98	1.46%	1.90% to 2.75%	(1.45)% to (0.59)%
Vanguard® Total Bond Market Index Fund, ETF Shares	882	24.28 to 27.00	21,719	2.41%	1.75% to 2.75%	(0.30)% to 0.73%
43

STATUTORY-BASIS FINANCIAL STATEMENTS

National Integrity Life Insurance Company
Years Ended December 31, 2020, 2019 and 2018
With Report of Independent Auditors

National Integrity Life Insurance Company

Statutory-Basis Financial Statements

Years Ended December 31, 2020, 2019 and 2018

Report of Independent Auditors

The Board of Directors
National Integrity Life Insurance Company

We have audited the accompanying statutory-basis financial statements of National Integrity Life Insurance Company (the Company), which comprise the balance sheets as of December 31, 2020 and 2019, and the related statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2020, and the related notes to the financial statements.

Management’s Responsibility for the Financial Statements
Management is responsible for the preparation and fair presentation of these financial statements in conformity with accounting practices prescribed or permitted by the New York Department of Financial Services, Division of Insurance. Management also is responsible for the design, implementation and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.

Auditor’s Responsibility
Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

1

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles
As described in Note 1 to the statutory-basis financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the New York Department of Financial Services, Division of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are described in Note 1.

Adverse Opinion on U.S. Generally Accepted Accounting Principles
In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the statutory-basis financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of the Company at December 31, 2020 and 2019, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2020.

Opinion on Statutory-Basis of Accounting
In our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the financial position of the Company at December 31, 2020 and 2019, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2020, on the basis of accounting described in Note 1.

/s/ Ernst & Young LLP

Cincinnati, Ohio
April 13, 2021

2

National Integrity Life Insurance Company
Balance Sheets (Statutory-Basis)

	December 31
	2020	2019
Admitted assets	(In Thousands)
Cash and invested assets:
Debt securities	$2,549,774	$2,495,289
Preferred and common stocks	19,876	19,954
Mortgage loans	198,909	172,483
Policy loans	48,021	50,483
Cash, cash equivalents and short-term investments	24,628	74,495
Receivable for securities	1,546	2,629
Securities lending reinvested collateral assets	52,376	40,713
Other invested assets	109,740	106,235
Total cash and invested assets	3,004,870	2,962,281

Investment income due and accrued	23,252	23,784
Net deferred income tax asset	11,300	9,291
Other admitted assets	1,366	1,676
Separate account assets	1,440,568	1,487,072
Total admitted assets	$4,481,356	$4,484,104

Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	2,469,410	$2,389,263
Liability for deposit-type contracts	128,646	155,431
Policy and contract claims	996	602
Total policy and contract liabilities	2,599,052	2,545,296

General expense due and accrued	69	24
Current federal income taxes payable	5,276	1,657
Transfer to (from) separate accounts due and accrued, net	(17,954)	(18,790)
Asset valuation reserve	40,648	41,172
Interest maintenance reserve	10,281	1,319
Other liabilities	7,364	8,502
Payable for securities lending	52,376	40,713
Separate account liabilities	1,440,568	1,487,072
Total liabilities	4,137,680	4,106,965

Capital and surplus:
Common stock, $10 par value, authorized 200 shares, issued and outstanding 200 shares	2,000	2,000
Paid-in surplus	312,228	312,228
Accumulated surplus	29,448	62,911
Total capital and surplus	343,676	377,139
Total liabilities and capital and surplus	$4,481,356	$4,484,104
See accompanying notes.
3

National Integrity Life Insurance Company
Statements of Operations (Statutory-Basis)

	Year Ended December 31
	2020	2019	2018
	(In Thousands)
Premiums and other revenues:
Premiums and annuity considerations	$179,712	$209,917	$249,174
Net investment income	114,273	133,567	119,199
Considerations for supplementary contracts with life contingencies	5,097	7,134	8,332
Amortization of the interest maintenance reserve	820	(878)	(550)
Fees from management of separate accounts	6,904	7,057	7,477
Other revenues	982	1,092	1,183
Total premiums and other revenues	307,788	357,889	384,815

Benefits paid or provided:
Death benefits	9,838	4,758	4,569
Annuity benefits	120,338	122,658	125,848
Surrender benefits	229,687	340,401	355,911
Payments on supplementary contracts with life contingencies	9,915	9,787	9,708
Increase (decrease) in policy reserves and other policyholders’ funds	82,661	(29,009)	9,747
Total benefits paid or provided	452,439	448,595	505,783

Insurance expenses and other deductions:
Commissions	8,953	11,214	12,227
General expenses	14,770	16,626	17,836
Net transfers to (from) separate accounts	(144,233)	(167,395)	(183,274)
Other deductions	685	605	438
Total insurance expenses and other deductions	(119,825)	(138,950)	(152,773)

Gain (loss) from operations before federal income tax expense and net realized capital gains (losses)	(24,826)	48,244	31,805
Federal income tax expense (benefit), excluding tax on capital gains	7,412	10,163	9,148
Gain (loss) from operations before net realized capital gains (losses)	(32,238)	38,081	22,657
Net realized capital gains (losses) (excluding gains (losses) transferred to IMR and capital gains tax)	(10,122)	(2,485)	2,746
Net income (loss)	$(42,360)	$35,596	$25,403
See accompanying notes.

4

National Integrity Life Insurance Company
Statements of Changes in Capital and Surplus (Statutory-Basis)

	Common Stock	Paid-In Surplus	Accumulated Surplus	Total Capital and Surplus
	(In Thousands)

Balance, January 1, 2018	$2,000	$312,228	$1,701	$315,929
Net income (loss)	—	—	25,403	25,403
Change in net deferred income tax	—	—	4,892	4,892
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of ($2,295))	—	—	(8,633)	(8,633)
Net change in nonadmitted assets and related items	—	—	(6,204)	(6,204)
Change in asset valuation reserve	—	—	7,618	7,618
Balance, December 31, 2018	2,000	312,228	24,777	339,005
Net income (loss)	—	—	35,596	35,596
Change in net deferred income tax	—	—	988	988
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of ($1,054))	—	—	(3,964)	(3,964)
Net change in nonadmitted assets and related items	—	—	6,253	6,253
Change in asset valuation reserve	—	—	(992)	(992)
Cumulative effect of changes in accounting principles	—	—	253	253
Balance, December 31, 2019	2,000	312,228	62,911	377,139
Net income (loss)	—	—	(42,360)	(42,360)
Change in net deferred income tax	—	—	14,684	14,684
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of $630)	—	—	2,380	2,380
Net change in nonadmitted assets and related items	—	—	(8,680)	(8,680)
Change in asset valuation reserve	—	—	524	524
Change in surplus in separate accounts	—	—	(11)	(11)
Balance, December 31, 2020	$2,000	$312,228	$29,448	$343,676
See accompanying notes.
5

National Integrity Life Insurance Company
Statements of Cash Flow (Statutory-Basis)

	Year Ended December 31
	2020	2019	2018
	(In Thousands)
Operating activities
Premiums collected net of reinsurance	$184,809	$217,051	$257,506
Net investment income received	118,484	121,153	123,530
Benefits paid	(371,957)	(483,269)	(499,131)
Net transfers from (to) separate accounts	148,424	177,631	169,401
Commissions and expense paid	(24,286)	(27,959)	(29,901)
Federal income taxes recovered (paid)	(6,382)	(9,654)	(13,507)
Other, net	7,886	8,149	8,659
Net cash from (for) operations	56,978	3,102	16,557

Investing activities
Proceeds from investments sold, matured or repaid:
Debt securities	704,490	500,259	485,704
Preferred and common stocks	1,711	10,222	46,524
Mortgage loans	6,874	2,585	31,437
Other invested assets	6,592	21,530	4,068
Net gains (losses) on cash, cash equivalents and short-term investments	—	19	12
Miscellaneous proceeds	1,083	390	—
Net proceeds from investments sold, matured or repaid	720,750	535,005	567,745

Cost of investments acquired:
Debt securities	(761,430)	(395,913)	(533,287)
Preferred and common stocks	(2,159)	(10,162)	(2,940)
Mortgage loans	(33,301)	(38,620)	(9,000)
Other invested assets	(5,490)	(32,851)	(6,687)
Miscellaneous applications	(11,838)	(40,912)	(1,979)
Total cost of investments acquired	(814,218)	(518,458)	(553,893)

Net change in policy and other loans	2,461	(157)	(2,816)
Net cash from (for) investments	(91,007)	16,390	11,036

Financing and miscellaneous activities
Net deposits on deposit-type contract funds and other insurance liabilities	(26,786)	(11,121)	(13,052)
Other cash provided (applied)	10,948	44,641	(1,140)
Net cash from (for) financing and miscellaneous sources	(15,838)	33,520	(14,192)

Net change in cash, cash equivalents and short-term investments	(49,867)	53,012	13,401
Cash, cash equivalents and short-term investments:
Beginning of year	74,495	21,483	8,082
End of year	$24,628	$74,495	$21,483
See accompanying notes.

6

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2020, 2019 and 2018

1. Nature of Operations and Significant Accounting Policies
National Integrity Life Insurance Company (the Company) is a wholly-owned subsidiary of Integrity Life Insurance Company (Integrity), which is a wholly-owned subsidiary of The Western and Southern Life Insurance Company (Western and Southern). The Company, domiciled in the state of New York and currently licensed in eight states and the District of Columbia, specializes in the asset accumulation business with particular emphasis on retirement savings and investment products. The Company also offers interest-sensitive life insurance products. For the year ended December 31, 2020, approximately 93.7% of the gross premiums and annuity considerations for the Company were derived from New York. Fort Washington Investment Advisors, Inc. (Fort Washington), a registered investment adviser, is a nonlife insurance subsidiary of Western and Southern and is the investment manager for the Company.
State regulatory authorities have powers relating to granting and revoking licenses to transact business, the licensing of agents, the regulation of premium rates and trade practices, the form and content of insurance policies, the content of advertising material, financial statements and the nature of permitted practices.
Use of Estimates
The preparation of statutory-basis financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.
Basis of Presentation
The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the New York Department of Financial Services, Division of Insurance (the Department). The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual (NAIC SAP or SSAP) has been adopted as a component of prescribed or permitted practices by the State of New York. These practices differ in some respects from U.S. generally accepted accounting principles (GAAP). The more significant differences follow.
Investments
Investments in debt securities and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on the NAIC rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in the statement of operations for those designated as trading and as a separate component of other comprehensive income (loss) for those designated as available-for-sale.
7

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2020, 2019 and 2018

All single-class and multiclass mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. The prospective method is used to determine amortized cost for securities that experience a decline that is deemed to be other-than-temporary. Securities that are in an unrealized loss position which the Company intends to sell, or does not have the intent and ability to hold until recovery, are written down to fair value as a realized loss. Securities that are in an unrealized loss position which the Company has the intent and ability to hold until recovery are written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost. For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost. If high credit quality securities are adjusted, the retrospective method is used.
The Company monitors other investments to determine if there has been an other-than-temporary decline in fair value. Factors that management considers for each identified security include the following:
•The extent and length of time the fair value has been below the book/adjusted carrying value;
•The reasons for the decline in value;
•Specific credit issues related to the issuer and current economic conditions, including the current and future impact of any specific events;
•For structured investments (e.g., residential mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities and other structured investments), factors such as overall deal structure and the Company’s position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections are considered;
•For all equity securities and other debt securities with credit-related declines in fair value, the Company’s intent and ability to hold the security long enough for it to recover its value to book/adjusted carrying value; and
•For all other debt securities with interest-related declines in fair value, the Company’s intent to sell the security before recovery of its book/adjusted carrying value.
If the decline is judged to be other-than-temporary, an impairment charge to fair value is recorded as a net realized capital loss in the period the determination is made. Under GAAP, if the decline is judged to be other-than-temporary because the Company has the intent to sell the debt security or is more likely than not to be required to sell the debt security before its anticipated recovery, an impairment charge to fair value is recorded as a net realized capital loss. If the decline is judged to be other-than-temporary because the Company does not expect to recover the entire amortized cost basis of the security due to expected credit losses, an impairment charge is recorded to net realized capital loss as the difference between amortized cost and the net present value of expected future cash flows discounted at the effective interest rate implicit in the debt security prior to impairment.
8

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2020, 2019 and 2018

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally debt securities and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the individual security sold using the seriatim method. The net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the the statements of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.
The asset valuation reserve (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in capital and surplus. AVR is not recognized for GAAP.
Policy Acquisition Costs
The costs of acquiring and renewing business are expensed when incurred. Under GAAP, policy acquisition costs, related to traditional life insurance and certain long-duration accident and health insurance policies sold, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investments, mortality, and expense margins.
Nonadmitted Assets
Certain assets designated as “nonadmitted” (principally a portion of deferred tax assets), and other assets not specifically identified as admitted assets within the NAIC’s Accounting Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to accumulated surplus. Under GAAP, such assets are included in the balance sheets.
Premiums and Benefits
Revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received, and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.
Benefit Reserves
Certain policy reserves are calculated using statutorily prescribed interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.
9

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2020, 2019 and 2018

Reinsurance
A liability for reinsurance balances is required to be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to capital and surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.
Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP. Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with policy acquisition costs as required under GAAP.
Deferred Income Taxes
Deferred tax assets are recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not meeting a more-likely-than-not realization threshold. Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a time frame corresponding with Internal Revenue Service (IRS) tax loss carryback provisions, not to exceed three years, including amounts established in accordance with the provision of SSAP No. 5R, plus 2) for entities who meet the required realization threshold in SSAP No. 101, the lesser of the remaining gross deferred tax assets expected to be realized within three years of the balance sheet date or 15% of capital and surplus excluding any net deferred tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in all future years, and a valuation allowance is established for deferred tax assets not meeting a more-likely-than-not realization threshold.
Statements of Cash Flow
Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.
Other significant statutory accounting practices follow.
10

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2020, 2019 and 2018

Restricted Assets
The Company has assets pledged as collateral, or otherwise not exclusively under control of the Company, totaling $173.7 million and $162.8 million as of December 31, 2020 and 2019, respectively. These assets are primarily collateral pledged to the Federal Home Loan Bank (FHLB). These restricted assets are discussed in more detail in their relevant section.
Investments
Debt securities, common stocks, preferred stocks, and short-term investments are stated at values prescribed by the NAIC, as follows:
Debt securities not backed by other loans are principally stated at amortized cost using the interest method.
Single-class and multiclass mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from Bloomberg and broker-dealer prepayment models or derived from empirical data and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except securities that are deemed to be other-than-temporarily impaired and securities that are principal-only or interest-only, which are valued using the prospective method.
Unaffiliated common stocks, other than FHLB stock, are unrestricted and reported at fair value utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes. FHLB stock is carried at cost and is restricted. At December 31, 2020 and 2019, the Company owned $9.5 million and $9.5 million, of FHLB stock, respectively. The FHLB stock is held in conjunction with the issuance of deposit contracts to the FHLB. See Note 9 for further description.
Redeemable preferred stocks that have characteristics of debt securities and are rated as medium quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value. Perpetual preferred stocks that have the characteristics of equity securities and are rated as medium quality or better are reported at cost. All other perpetual preferred stocks are reported at the lower of cost or fair value utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.
Short-term investments include investments with remaining maturities of one year or less at the date of acquisition and are principally stated at amortized cost, which approximates fair value.
Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost, which approximates fair value.
Joint ventures, partnerships, and limited liability companies are carried at the Company’s interest in the underlying audited GAAP equity of the investee. Undistributed earnings allocated to the Company are reported in the change in net unrealized capital gains or losses. Distributions from earnings of the
11

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2020, 2019 and 2018

investees are reported as net investment income when received. Because of the indirect nature of these investments, there is an inherent reduction in transparency and liquidity and increased complexity in valuing the underlying investments. As a result, these investments are actively managed by the Company’s management via detailed evaluation of the investment performance relative to risk.
Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realizable value and a realized loss is recognized.
Policy loans are reported at unpaid principal balances.
Debt securities and other loan interest are credited to income as it accrues. Dividends are recorded as income on ex-dividend dates. To the extent income is uncertain, due and accrued income is excluded and treated as nonadmitted through surplus.
Realized capital gains and losses are determined using the specific identification method.
Premiums
Life and accident and health premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.
Policy Reserves
Life and annuity reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Department. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and does not return any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Policies issued subject to multiple table substandard extra premiums are valued on the standard reserve basis which recognizes the nonlevel incidence of the excess mortality costs. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves, or the net premiums exceed the gross premiums on any insurance in-force.
For policies issued in 2020 or after, life insurance reserves are developed using principle-based policyholder and asset assumptions with margins and floored at formulaic reserves based upon published tables using statutorily specified interest rates and valuation methods.

12

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2020, 2019 and 2018

The mean reserve method is used to adjust the calculated terminal reserve to the appropriate reserve at December 31. Mean reserves are determined by computing the regular mean reserve for the plan at the rated age and holding, in addition, one-half of the extra premium charge for the year. Policies issued after July 1 for substandard lives, are charged an extra premium plus the regular premium for the true age. Mean reserves are based on appropriate multiples of standard rates of mortality. An asset is recorded for deferred premiums net of loading to adjust the reserve for modal premium payments.
For substandard table ratings, mean reserves are based on 125% to 500% of standard mortality rates. For flat extra ratings, mean reserves are based on the standard or substandard mortality rates increased by 1 to 25 deaths per thousand.
Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula as prescribed by the NAIC. Tabular interest on funds not involving life contingencies was derived from basic data.
Variable annuities are reserved under VM-21 and are based on principle-based policyholder and asset assumptions with margins and floored at cash values and additional prescribed NY Regulation 213 methods and assumptions.
Contracts issued that do not incorporate mortality or morbidity risk, such as guaranteed interest contracts, are accounted for as deposit-type contracts. Amounts received as payments and amounts withdrawn on deposit-type contracts are recorded directly to the liability for deposit-type contracts.
The establishment of appropriate reserves is an inherently uncertain process, and there can be no assurance that the ultimate liability will not exceed the Company’s policy reserves and have an adverse effect on the Company’s results of operations and financial condition. Due to the inherent uncertainty of estimating reserves, it has been necessary, and may over time continue to be necessary, to revise estimated future liabilities as reflected in the Company’s policy reserves.
Reinsurance
Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.
Securities Lending
At December 31, 2020, the Company had loaned various debt securities, preferred stocks and common stocks as part of a securities lending program administered by Deutsche Bank, of which the fair value was $51.2 million and $15.6 million in the general and separate account, respectively. At December 31, 2019, the Company had loaned various debt securities, preferred stocks and common stocks as part of a securities lending program administered by Deutsche Bank, of which the fair value was $39.8 million and $7.0 million in the general and separate account, respectively. The Company maintains effective control over all loaned securities and, therefore, continues to report such securities as invested assets in the balance sheets.
13

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2020, 2019 and 2018

The Company requires at the initial transaction that the fair value of the cash collateral received must be equal to 102% of the fair value of the loaned securities. The Company monitors the ratio of the fair value of the collateral to loaned securities to ensure it does not fall below 100%. If the fair value of the collateral falls below 100% of the fair value of the securities loaned, the Company nonadmits that portion of the loaned security. At December 31, 2020 and 2019, the Company did not nonadmit any portion of the loaned securities.
The Company reports all collateral on the balance sheet with an offsetting liability recognized for the obligation to return the collateral. Collateral for the securities lending program is managed by Deutsche Bank, an unaffiliated agent. At December 31, 2020 and 2019, total collateral, which approximated $68.4 million and $47.8 million, respectively, was invested in cash equivalents and was included in securities lending reinvested collateral assets on the balance sheet.
At December 31, 2020, the collateral for all securities on loan could be requested to be returned on demand by the borrower. At December 31, 2020 and 2019, the fair value of the total collateral in the general account was $52.4 million and $40.7 million. The fair value of the total collateral in the separate account was $16.0 million and $7.1 million at December 31, 2020 and 2019, respectively, which was all managed by an unaffiliated agent.
The aggregate collateral broken out by maturity date is as follows at December 31, 2020:

	Amortized Cost	Fair Value
(In Thousands)

Open	$—	$—
30 days or less	68,338	68,338
31 to 60 days	—	—
61 to 90 days	—	—
91 to 120 days	—	—
121 to 180 days	—	—
181 to 365 days	—	—
1 to 2 years	—	—
2 to 3 years	—	—
Greater than 3 years	—	—
Total collateral	$68,338	$68,338

At December 31, 2020, all of the collateral held for the securities lending program was invested in tradable securities that could be sold and used to pay for the $52.4 million and $16.0 million in the general and separate accounts, respectively, in collateral calls that could come due under a worst-case scenario where all collateral was called simultaneously.
14

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2020, 2019 and 2018

The Company does not accept collateral that is not permitted by contract or custom to sell or repledge. The Company does not have any securities lending transactions that extend beyond one year from the reporting date.
Separate Accounts
Separate account assets and liabilities reported in the accompanying balance sheets represent funds that are separately administered, principally for nonguaranteed variable annuity contracts and guaranteed market value adjustment annuity contracts. Assets held in the separate account supporting variable annuities are carried at fair value. Assets held in the separate account supporting market value adjusted annuities are carried at the general account basis. These separate account assets are considered legally insulated from the general account. Surrender charges collectible by the general account in the event of annuity contract surrenders are reported as a negative liability rather than an asset. Policy-related activity involving cash flow, such as premiums and benefits, are reported in the accompanying statements of operations in separate line items combined with related general account amounts. Investment income and interest credited on deposits held in guaranteed separate accounts are included in the accompanying statements of operations as a net amount included in net transfers to (from) separate accounts. The Company receives administrative fees for managing the nonguaranteed separate accounts and other fees for assuming mortality and certain expense risks.
Federal Income Taxes
Western and Southern files a consolidated income tax return with its eligible subsidiaries and affiliates, including the Company. The provision for federal income taxes is allocated to the Company using a separate return method based upon a written tax-sharing agreement. The benefits from losses of subsidiaries and affiliates, which are utilized in the consolidated return, will be retained by the subsidiaries and affiliates under the tax-sharing agreement. Western and Southern pays all federal income taxes due for all members of the consolidated group. The Company will then charge or reimburse, as the case may be, the members of the group an amount consistent with the method described in the tax-sharing agreement.
The Company includes interest and penalties in the federal income tax line on the statements of operations.
Accounting Changes
The Company did not have any material accounting changes in 2020, 2019, or 2018.
Risks and Uncertainties
The Company is exposed to risk associated with the ongoing outbreak of coronavirus (“COVID-19”) and is actively monitoring developments through governmental briefings and the relevant health authorities. The effects of the outbreak on the Company are uncertain and difficult to predict, as the situation continues to evolve. Risks include (but are not limited to) the disruption of business operations due to changing work environments for employees, agents and distributors, and business partners; potential economic hardship of policyholders and issuers of investments held by the Company; and disruptions of
15

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2020, 2019 and 2018

product marketing and sales efforts. The Company has business continuity plans in place to mitigate the risks posed to business operations by disruptive incidents such as these.
Subsequent Events
The Company recognizes in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the balance sheet date. For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Company is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements on April 13, 2021.

16

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2020, 2019 and 2018

2. Investments
The book/adjusted carrying value and fair value of the Company’s investments in debt securities are summarized as follows:

	Book/Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2020:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$3,126	$354	$(95)	$3,385
Debt securities issued by states of the U.S. and political subdivisions of the states	1,678	474	—	2,152
Non-U.S. government securities	40,532	3,616	—	44,148
Corporate securities	1,746,505	192,036	(2,529)	1,936,012
Commercial mortgage-backed securities	180,607	6,918	(701)	186,824
Residential mortgage-backed securities	254,887	12,856	(307)	267,436
Asset-backed securities	322,439	13,437	(795)	335,081
Total	$2,549,774	$229,691	$(4,427)	$2,775,038

At December 31, 2019:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$3,274	$295	$—	$3,569
Debt securities issued by states of the U.S. and political subdivisions of the states	1,703	337	—	2,040
Non-U.S. government securities	29,451	1,720	—	31,171
Corporate securities	1,778,486	118,119	(4,903)	1,891,702
Commercial mortgage-backed securities	197,333	4,452	(517)	201,268
Residential mortgage-backed securities	220,086	11,534	(643)	230,977
Asset-backed securities	264,956	8,748	(145)	273,559
Total	$2,495,289	$145,205	$(6,208)	$2,634,286
At December 31, 2020 and 2019, the Company held unrated or below-investment-grade corporate debt securities with a book/adjusted carrying value of $225.3 million and $170.1 million, respectively, and an aggregate fair value of $239.4 million and $176.8 million, respectively. As of December 31, 2020 and 2019, such holdings amount to 8.8% and 6.8%, respectively, of the Company’s investment in debt securities and 5.0% and 3.8%, respectively, of the Company’s total admitted assets. The Company performs periodic evaluations of the relative credit standing of the issuers of these debt securities. The Company considers these evaluations in its overall investment strategy.
17

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2020, 2019 and 2018

Unrealized gains and losses on investments in unaffiliated common stocks are reported directly in capital and surplus and do not affect net income. The unrealized gains and unrealized losses on, and the cost and fair value of preferred and common stocks are as follows:

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2020:
Preferred stocks	$1,755	$91	$—	$1,846

Common stocks, unaffiliated	$18,422	$625	$(926)	$18,121

At December 31, 2019:
Preferred stocks	$3,371	$135	$—	$3,506

Common stocks, unaffiliated	$16,263	$320	$—	$16,583

18

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2020, 2019 and 2018

The following table shows unrealized losses and fair values, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than or Equal to 12 Months

	Unrealized	Fair	Unrealized	Fair
	Losses	Value	Losses	Value
	(In Thousands)
At December 31, 2020:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$(95)	$1,994	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	—	—	—	—
Non-U.S. government securities	—	—	—	—
Corporate securities	(1,492)	26,550	(1,037)	9,871
Commercial mortgage-backed securities(1)	(10)	9,100	(691)	6,373
Residential mortgage-backed securities(1)	(262)	33,852	(45)	350
Asset-backed securities(1)	(741)	45,315	(54)	9,946
Total	$(2,600)	$116,811	$(1,827)	$26,540

Preferred stocks	$—	$—	$—	$—
Common stocks, unaffiliated	$(926)	$5,994	$—	$—

(1) Amounts relate to securities subject to SSAP 43R.
19

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2020, 2019 and 2018

	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than or Equal to 12 Months

	Unrealized	Fair	Unrealized	Fair
	Losses	Value	Losses	Value
	(In Thousands)
At December 31, 2019:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$—	$—	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	—	—	—	—
Non-U.S. government securities	—	—	—	—
Corporate securities	(3,299)	72,202	(1,604)	30,612
Commercial mortgage-backed securities(1)	(9)	2,491	(508)	8,090
Residential mortgage-backed securities(1)	(499)	26,661	(144)	6,032
Asset-backed securities(1)	(72)	23,257	(73)	5,662
Total	$(3,879)	$124,611	$(2,329)	$50,396

Preferred stocks	$—	$—	$—	$—
Common stocks, unaffiliated	$—	$—	$—	$—

(1) Amounts relate to securities subject to SSAP 43R.
Investments that are impaired at December 31, 2020 and 2019, for which other-than-temporary impairments have not been recognized, consist mainly of corporate debt securities, asset-backed securities and residential mortgage-backed securities. The aggregated unrealized loss is approximately 3.5% and 3.4% of the carrying value of securities considered temporarily impaired at December 31, 2020 and 2019, respectively. At December 31, 2020, there were a total of 58 securities held that are considered temporarily impaired, of which 14 have been impaired for 12 months or longer. At December 31, 2019, there were a total of 89 securities held that are considered temporarily impaired, of which 24 have been impaired for 12 months or longer. The Company recorded other-than-temporary impairments on securities of $10.1 million, $1.3 million, and $1.3 million for the years ended December 31, 2020, 2019 and 2018, respectively.
20

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2020, 2019 and 2018

The following is a list of each loan-backed security held at December 31, 2020, with a recognized other-than-temporary impairment (OTTI) for the year ended December 31, 2020, where the present value of future cash flows expected to be collected was less than the amortized cost basis of the securities:

CUSIP	Book/ Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Future Cash Flows	Recognized Other- Than- Temporary Impairment	Amortized Cost After Other-Than-Temporary Impairment	Fair Value	Date of Other-Than-Temporary Impairment
(In Thousands)
For the year ended, December 31, 2020:

61749W-AK-3	$183	$181	$2	$181	$181	6/30/2020
059469-AF-3	169	165	4	165	165	9/30/2020
12667G-BD-4	474	472	2	472	472	9/30/2020
760985-7P-0	118	109	9	109	109	12/31/2020
Total	XXX	XXX	$17	XXX	XXX
The Company had no OTTI on loan-backed securities for the year ended December 31, 2020, due to the intent to sell the security or the inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis of the security.
21

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2020, 2019 and 2018

A summary of the cost or amortized cost and fair value of the Company’s debt securities at December 31, 2020, by contractual maturity, is as follows:

	Book/Adjusted Carrying Value	Fair Value
	(In Thousands)
Years to maturity:
One or less	$133,560	$135,507
After one through five	614,009	662,171
After five through ten	681,668	753,823
After ten	362,604	434,196
Mortgage-backed securities/asset-backed securities	757,933	789,341
Total	$2,549,774	$2,775,038
The expected maturities may differ from the contractual maturities in the foregoing table because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties and because asset-backed and mortgage-backed securities (including floating-rate securities) provide for periodic payments throughout their lives.
Proceeds from the sales of investments in debt securities during 2020, 2019 and 2018 were $312.9 million, $199.4 million, and $124.5 million; gross gains of $12.5 million, $3.6 million, and $0.9 million and gross losses of $1.8 million, $0.9 million, and $1.1 million were realized on these sales in 2020, 2019, and 2018, respectively.
Proceeds from the sales of investments in equity securities during 2020, 2019 and 2018 were $1.7 million, $0.0 million, and $46.2 million; gross gains of $0.1 million, $0.0 million, and $8.9 million and gross losses of $0.0 million, $0.0 million, and $0.0 million were realized on these sales in 2020, 2019 and 2018, respectively.
Realized capital gains (losses) are reported net of federal income taxes and amounts transferred to the IMR as follows for the years ended December 31:

	2020	2019	2018
	(In Thousands)

Realized capital gains (losses)	$2,251	$500	$5,987
Less amount transferred to (from) IMR (net of related taxes (benefits) of $2,600 in 2020, $471 in 2019, and ($137) in 2018)	9,783	1,771	(516)
Less federal income tax expense (benefit) of realized capital gains (losses)	2,590	1,214	3,757
Net realized capital gains (losses)	$(10,122)	$(2,485)	$2,746
22

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2020, 2019 and 2018

Net investment income was generated from the following for the years ended December 31:

	2020	2019	2018
	(In Thousands)

Debt securities	$102,788	$108,033	$107,231
Equity securities	850	1,213	1,987
Mortgage loans	8,125	6,293	6,141
Policy loans	2,644	3,100	3,712
Cash, cash equivalents and short-term investments	185	389	474
Other invested assets	2,151	16,400	1,515
Other	(92)	370	351
Gross investment income	116,651	135,798	121,411
Investment expenses	2,378	2,231	2,212
Net investment income	$114,273	$133,567	$119,199
The Company’s investments in mortgage loans principally involve commercial real estate. At December 31, 2020, 29.0% of such mortgages, or $57.8 million, involved properties located in Tennessee and Massachusetts. Such investments consist primarily of first-mortgage liens on completed income-producing properties. The aggregate mortgage outstanding to any one borrower does not exceed $24.5 million. During 2020, the respective minimum and maximum lending rates for mortgage loans issued were 3.58% and 4.125%. At the issuance of a loan, the percentage of any one loan to value of security, exclusive of insured, guaranteed or purchase money mortgage did not exceed 80.0%. During 2020, the Company did not reduce interest rates on any outstanding mortgages.
23

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2020, 2019 and 2018

3. Fair Values of Financial Instruments
Included in various investment-related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value such as when impaired or, for certain bonds and preferred stocks, when carried at the lower of cost or market.
The Company uses fair value measurements to record the fair value of certain assets and liabilities and to estimate the fair value of financial instruments not recorded at fair value but required to be disclosed at fair value. Certain financial instruments, particularly policyholder liabilities other than investment-type contracts, are excluded from this fair value discussion.
Fair value is defined as the price that would be received to sell an asset or transfer a liability in an orderly transaction between market participants at the measurement date. The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on the following hierarchy that prioritizes inputs to valuation techniques used to measure fair value into three levels. The Company’s policy is to recognize transfers in and transfers out of levels at the beginning of the quarterly reporting period.
•Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities. The Company’s Level 1 assets and liabilities primarily include exchange-traded equity securities and mutual funds, including those which are part of the Company’s separate account assets.
•Level 2 - Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. The Company’s Level 2 assets and liabilities primarily include municipal bonds, NAIC 6 industrial and miscellaneous bonds, and initially rated NAIC 6 residential mortgage-backed securities representing senior and subordinated tranches in securitization trusts containing residential mortgage loans, including those which are part of the Company's separate account assets. The Company determined fair value through the use of third-party pricing services utilizing market observable inputs.
•Level 3 - Significant unobservable inputs for the asset or liability. The Company does not have any significant assets or liabilities carried at fair value that meet the definition of Level 3.
Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including discount rates, estimates of timing, amount of expected future cash flows and the credit standing of the issuer. Such estimates do not consider the tax impact of the realization of unrealized gains or losses.
For Level 3 investments, the fair value estimates cannot be substantiated by comparison to independent markets. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument.
Certain investments utilize net asset value (NAV) as a practical expedient for fair value. These investments are reported separately from the hierarchy. Common stock utilizing NAV consists of an investment in a business development corporation as defined by the Investment Company Act of 1940.
24

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2020, 2019 and 2018

The investment can be sold or transferred with prior consent from the corporation. The NAV for this investment is $14.97. The Company does not intend to sell any investments utilizing NAV.
As described below, certain fair values are determined through the use of third-party pricing services. Management does not adjust prices received from third parties; however, the Company does analyze the third-party pricing services’ valuation methodologies and related inputs and performs additional evaluation to determine the appropriate level within the fair value hierarchy. The Company performs annual due diligence of third-party pricing services, which includes assessing the vendor’s valuation qualifications, control environment, analysis of asset class-specific valuation methodologies and understanding of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. Care should be exercised in deriving conclusions about the Company’s business, its value or financial position based on the fair value information of financial instruments presented below. The following discussion describes the valuation methodologies utilized by the Company for assets and liabilities measured or disclosed at fair value.
Debt and Equity Securities
The fair values of debt securities and asset/mortgage-backed securities have been determined through the use of third-party pricing services utilizing market observable inputs. Private placement securities trading in less liquid or illiquid markets with limited or no pricing information are valued using either broker quotes or by discounting the expected cash flows using current market-consistent rates applicable to the yield, credit quality and maturity of each security.
The fair values of actively traded equity securities and exchange traded funds (including exchange traded funds with debt like characteristics) have been determined utilizing publicly quoted prices obtained from third-party pricing services. The fair values of certain equity securities for which no publicly quoted prices are available have been determined through the use of third-party pricing services utilizing market observable inputs. Actively traded mutual funds are valued using the net asset values of the funds.
Mortgage Loans
The fair values for mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans collateralized by properties with similar investment risk. The fair values for mortgage loans in default are established at the lower of the fair value of the underlying collateral less costs to sell or the carrying amount of the loan.
Cash, Cash Equivalents and Short-Term Investments
The fair values of cash, cash equivalents and short-term investments are based on quoted market prices or stated amounts.
Securities Lending Reinvested Collateral Assets
The fair values of securities lending reinvested collateral assets are determined through the use of third-party sources utilizing publicly quoted prices.
25

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2020, 2019 and 2018

Other Invested Assets
Other invested assets primarily include surplus debentures for which fair values have been determined through the use of third-party pricing services utilizing market observable inputs.
Assets Held in Separate Accounts
Assets held in separate accounts primarily include debt securities, equity securities, mutual funds and mortgage loans. The fair values of these assets have been determined using the same methodologies as similar assets held in the general account.
Life and Annuity Reserves for Investment-Type Contracts and Deposit Fund Liabilities
The fair value of liabilities for investment-type contracts is based on the present value of estimated liability cash flows, which are discounted using rates that incorporate risk-free rates and margins for the Company’s own credit spread and the riskiness of cash flows. Key assumptions to the cash flow model include the timing of policyholder withdrawals and the level of interest credited to contract balances. Fair values for insurance reserves are not required to be disclosed. However, the estimated fair values of all insurance reserves and investment contracts are taken into consideration in the Company’s overall management of interest rate risk.
Securities Lending Liability
The liability represents the Company’s obligation to return collateral related to securities lending transactions. The liability is short-term in nature and therefore, the fair value of the obligation approximates the carrying amount.
Separate Account Liabilities
Certain separate account liabilities are classified as investment contracts and are carried at an amount equal to the related separate account assets. Carrying value is a reasonable estimate of the fair value as it represents the exit value as evidenced by withdrawal transactions between contract holders and the Company.
26

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2020, 2019 and 2018

Assets and liabilities measured at fair value on a recurring basis are outlined below:

	Assets/(Liabilities) Measured at Fair Value	Fair Value Hierarchy Level
		Level 1	Level 2	Level 3	NAV
	(In Thousands)
At December 31, 2020
Assets:
Bonds, industrial & misc.	$1,580	$—	$1,580	$—	$—
Residential mortgage-backed securities	61	—	61	—	—
Common stocks, unaffiliated	8,609	6,692	—	—	1,917
Separate account assets*	419,965	383,981	35,984	—	—
Total assets	$430,215	$390,673	$37,625	$—	$1,917

* Separate account assets measured at fair value in this table do not include assets backing market value adjusted annuities, which are held at amortized cost, with the exception of securities rated NAIC 6 where the security’s fair value is below amortized cost.

	Assets/(Liabilities) Measured at Fair Value	Fair Value Hierarchy Level
		Level 1	Level 2	Level 3	NAV
	(In Thousands)
At December 31, 2019
Assets:
Common stocks, unaffiliated	$7,071	$5,331	$—	$—	$1,740
Separate account assets*	402,051	368,819	33,232	—	—
Total assets	$409,122	$374,150	$33,232	$—	$1,740

* Separate account assets measured at fair value in this table do not include assets backing market value adjusted annuities, which are held at amortized cost, with the exception of securities rated NAIC 6 where the security’s fair value is below amortized cost.
The Company did not have any significant assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2020 and 2019.
27

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2020, 2019 and 2018

The carrying amounts and fair values of the Company’s significant financial instruments follow:

	December 31, 2020
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3	NAV
	(In Thousands)
Assets:
Bonds	$2,549,774	$2,775,038	$3,385	$2,770,864	$789	$—
Common stock, unaffiliated**	18,121	18,121	16,204	—	—	1,917
Preferred stock	1,755	1,846	—	1,846	—	—
Mortgage loans	198,909	211,530	—	—	211,530	—
Cash, cash equivalents and short-term investments	24,628	24,627	24,627	—	—	—
Other invested assets, surplus notes	3,098	3,970	—	3,970	—	—
Securities lending reinvested collateral assets	52,376	52,376	52,376	—	—	—
Separate account assets	1,440,568	1,539,583	401,066	1,086,628	51,889	—

Liabilities:
Life and annuity reserves for investment-type contracts and deposit fund liabilities	$(1,635,950)	$(1,781,032)	$—	$—	$(1,781,032)	$—
Securities lending liability	(52,376)	(52,376)	—	(52,376)	—	—
Separate account liabilities*	(990,638)	(1,126,592)	—	—	(1,126,592)	—

* Variable annuity contracts are considered insurance contracts and therefore, are not included in separate account liabilities for purposes of this disclosure.
** Includes FHLB common stock, which is held at cost.

	December 31, 2019
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3	NAV
	(In Thousands)
Assets:
Bonds	$2,495,289	$2,634,286	$3,569	$2,629,630	$1,087	$—
Common stock, unaffiliated**	16,583	16,583	14,843	—	—	1,740
Preferred stock	3,371	3,506	—	3,506	—	—
Mortgage loans	172,483	180,460	—	—	180,460	—
Cash, cash equivalents and short-term investments	74,495	74,501	74,501	—	—	—
Other invested assets, surplus notes	3,100	3,762	—	3,762	—	—
Securities lending reinvested collateral assets	40,713	40,713	40,713	—	—	—
Separate account assets	1,487,072	1,548,461	375,112	1,114,480	58,869	—

Liabilities:
Life and annuity reserves for investment-type contracts and deposit fund liabilities	$(1,706,514)	$(1,748,121)	$—	$—	$(1,748,121)	$—
Securities lending liability	(40,713)	(40,713)	—	(40,713)	—	—
Separate account liabilities*	(1,064,271)	(1,128,839)	—	—	(1,128,839)	—

* Variable annuity contracts are considered insurance contracts and therefore, are not included in separate account liabilities for purposes of this disclosure.
** Includes FHLB common stock, which is held at cost.
28

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2020, 2019 and 2018

4. Related-Party Transactions
In the fourth quarter of 2018, the Company purchased $47.6 million of bonds in exchange for cash from Western and Southern.
At December 31, 2020 and 2019, the Company had $69.5 million and $65.3 million respectively, invested in various private debt funds managed by Fort Washington.
The Company did not have any amounts receivable from parent, subsidiaries and affiliates as of December 31, 2020 and 2019, respectively. The Company had $1.5 million and $1.7 million payable to parent, subsidiaries and affiliates as of December 31, 2020 and 2019, respectively. The terms of the settlement generally require that these amounts be settled in cash within 30 days.
Western and Southern guarantees the payment of the Company’s policyholder obligations. In the unlikely event the guarantee would be triggered, Western and Southern may be permitted to take control of the Company’s assets to recover all or a portion of the amounts paid under the guarantee.

5. Reinsurance
Certain premiums and benefits are ceded to other insurance companies under various reinsurance agreements. The ceded insurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within its capital resources.
The effects of reinsurance on premiums, annuity considerations and deposit-type funds are as follows for the years ended December 31:

	2020	2019	2018
	(In Thousands)

Direct premiums	$181,073	$211,024	$250,112
Assumed premiums:
Affiliates	—	—	—
Nonaffiliates	—	—	—
Ceded premiums:
Affiliates	—	—	—
Nonaffiliates	(1,361)	(1,107)	(938)
Net premiums	$179,712	$209,917	$249,174
29

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2020, 2019 and 2018

The Company’s ceded reinsurance arrangements impacted certain other items in the accompanying financial statements by the following amounts as of and for the years ended December 31:

	2020	2019	2018
	(In Thousands)
Policy and contract claims:
Affiliates	$—	$—	$—
Nonaffiliates	711	906	323
Policy and contract liabilities:
Affiliates	—	—	—
Nonaffiliates	1,464	1,248	1,036
Amounts recoverable on reinsurance contracts:
Affiliates	—	—	—
Nonaffiliates	98	19	45
In 2020, 2019 and 2018, the Company did not commute any ceded reinsurance nor did it enter into or engage in any agreement that reinsures policies or contracts that were in-force or had existing reserves as of the effective date of such agreements.
At December 31, 2020, the Company has no reserves ceded to unauthorized reinsurers. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits.
Neither the Company nor any of its related parties, control directly or indirectly, any reinsurers with whom the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2020, there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected. The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.
There would be no reduction in surplus at December 31, 2020, if all reinsurance agreements were cancelled.

6. Federal Income Taxes
The Company is included in the consolidated federal income tax return of Western and Southern. The Company had a receivable (payable) from (to) Western and Southern in the amount of $(5.3) million and $(1.7) million at December 31, 2020 and 2019, respectively. The tax years 2014 through 2019 remain subject to examination by major tax jurisdictions.
30

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2020, 2019 and 2018

The amount of federal income taxes incurred that will be available for recoupment at December 31, 2020; in the event of future capital losses is $3.8 million, $4.4 million, and $6.1 million from 2020, 2019 and 2018, respectively.
The components of the net deferred tax asset (liability) at December 31 are as follows:

		12/31/2020
		(In Thousands)
		(1)	(2)	(3)
				(Col 1+2)
		Ordinary	Capital	Total

(a)	Gross deferred tax assets	$39,221	$5,553	$44,774
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross deferred tax assets (a - b)	39,221	5,553	44,774
(d)	Deferred tax assets nonadmitted	28,714	—	28,714
(e)	Subtotal net admitted deferred tax assets (c - d)	10,507	5,553	16,060
(f)	Deferred tax liabilities	4,193	567	4,760
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e - f)	$6,314	$4,986	$11,300

		12/31/2019
		(In Thousands)
		(4)	(5)	(6)
				(Col 4+5)
		Ordinary	Capital	Total

(a)	Gross deferred tax assets	$25,762	$3,862	$29,624
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross deferred tax assets (a - b)	25,762	3,862	29,624
(d)	Deferred tax assets nonadmitted	16,669	—	16,669
(e)	Subtotal net admitted deferred tax assets (c - d)	9,093	3,862	12,955
(f)	Deferred tax liabilities	3,085	579	3,664
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e - f)	$6,008	$3,283	$9,291

31

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2020, 2019 and 2018

		Change
		(In Thousands)
		(7)	(8)	(9)
				(Col 7+8)
		Ordinary	Capital	Total

(a)	Gross deferred tax assets	$13,459	$1,691	$15,150
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross deferred tax assets (a - b)	13,459	1,691	15,150
(d)	Deferred tax assets nonadmitted	12,045	—	12,045
(e)	Subtotal net admitted deferred tax assets (c - d)	1,414	1,691	3,105
(f)	Deferred tax liabilities	1,108	(12)	1,096
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e - f)	$306	$1,703	$2,009

		12/31/2020
		(In Thousands)
		(1)	(2)	(3)
				(Col 1+2)
Admission Calculation Components SSAP No. 101		Ordinary	Capital	Total

(a)	Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$5,553	$5,553
(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	5,747	—	5,747
	1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date.	5,747	—	5,747
	2. Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	57,852
(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	4,760	—	4,760
(d)	Deferred tax assets admitted as the result of application of SSAP No. 101 Total ((a) + (b) + (c))	$10,507	$5,553	$16,060

32

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2020, 2019 and 2018

		12/31/2019
		(In Thousands)
		(4)	(5)	(6)
				(Col 4+5)
Admission Calculation Components SSAP No. 101		Ordinary	Capital	Total

(a)	Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$3,841	$3,841
(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	5,450	—	5,450
	1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date.	5,450	—	5,450
	2. Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	48,727
(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	3,643	21	3,664
(d)	Deferred tax assets admitted as the result of application of SSAP No. 101 Total ((a) + (b) + (c))	$9,093	$3,862	$12,955

		Change
		(In Thousands)
		(7)	(8)	(9)
				(Col 7+8)
Admission Calculation Components SSAP No. 101		Ordinary	Capital	Total

(a)	Federal income taxes paid in prior years recoverable through loss	$—	$1,712	$1,712
(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	297	—	297
	1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date.	297	—	297
	2. Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	9,125
(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	1,117	(21)	1,096
(d)	Deferred tax assets admitted as the result of application of SSAP No. 101 Total ((a) + (b) + (c))	$1,414	$1,691	$3,105

33

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2020, 2019 and 2018

		2020	2019

(a)	Ratio percentage used to determine recovery period and threshold limitation amount	822%	953%

		12/31/2020
		(1)	(2)

Impact of tax planning strategies		Ordinary	Capital
		(In Thousands)
(a)	Adjusted gross DTAs amount	$39,221	$5,553
(b)	Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	0.00%	12.35%
(c)	Net admitted adjusted gross DTAs amount	$10,507	$5,553
(d)	Percentage of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	0.00%	34.44%

		12/31/2019
		(3)	(4)

Impact of tax planning strategies		Ordinary	Capital
		(In Thousands)
(a)	Adjusted gross DTAs amount	$25,762	$3,862
(b)	Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	0.00%	12.97%
(c)	Net admitted adjusted gross DTAs amount	$9,093	$3,862
(d)	Percentage of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	0.00%	29.65%

		Change
		(5)	(6)
		(Col 1-3)	(Col 2-4)
Impact of tax planning strategies		Ordinary	Capital
		(In Thousands)
(a)	Adjusted gross DTAs amount	$13,459	$1,691
(b)	Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	0.00%	(0.62)%
(c)	Net admitted adjusted gross DTAs amount	$1,414	$1,691
(d)	Percentage of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	0.00%	4.79%
The Company's tax planning strategies do not include the use of reinsurance.

34

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2020, 2019 and 2018

Current income taxes incurred consist of the following major components:

			12/31/2020	12/31/2019	12/31/2018
(1)	Current income tax		(In Thousands)
	(a)	Federal	$7,412	$10,163	$9,148
	(b)	Foreign	—	—	—
	(c)	Subtotal	7,412	10,163	9,148
	(d)	Federal income tax on net capital gains	2,590	1,214	3,757
	(e)	Utilization of capital loss carryforwards	—	—	—
	(f)	Other	—	—	—
	(g)	Federal and foreign income taxes incurred	$10,002	$11,377	$12,905

			(1)	(2)	(3)
					(Col 1-2)
(2)	Deferred tax assets:		12/31/2020	12/31/2019	Change
	(a)	Ordinary	(In Thousands)
		(1) Discounting of unpaid losses	$—	$—	$—
		(2) Unearned premium revenue	—	—	—
		(3) Policyholder reserves	34,945	21,258	13,687
		(4) Investments	31	404	(373)
		(5) Deferred acquisition costs	4,242	4,096	146
		(6) Policyholder dividends accrual	—	—	—
		(7) Fixed assets	—	—	—
		(8) Compensation and benefits accrual	—	—	—
		(9) Pension accrual	—	—	—
		(10) Receivables - nonadmitted	3	4	(1)
		(11) Net operating loss carryforward	—	—	—
		(12) Tax credit carryforward	—	—	—
		(13) Other	—	—	—
		(99) Subtotal	39,221	25,762	13,459
	(b)	Statutory valuation allowance adjustment	—	—	—
	(c)	Nonadmitted	28,714	16,669	12,045
	(d)	Admitted ordinary deferred tax assets (2a99 - 2b - 2c)	10,507	9,093	1,414
	(e)	Capital
		(1) Investments	5,553	3,862	1,691
		(2) Net capital loss carryforward	—	—	—
		(3) Real estate	—	—	—
		(4) Other	—	—	—
		(99) Subtotal	5,553	3,862	1,691
	(f)	Statutory valuation allowance adjustment	—	—	—
	(g)	Nonadmitted	—	—	—
	(h)	Admitted capital deferred tax assets (2e99- 2f - 2g)	5,553	3,862	1,691
	(i)	Admitted deferred tax assets (2d + 2h)	$16,060	$12,955	$3,105

35

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2020, 2019 and 2018

			(1)	(2)	(3)
					(Col 1-2)
			12/31/2020	12/31/2019	Change
(3)	Deferred tax liabilities:		(In Thousands)
	(a)	Ordinary
		(1) Investments	$3,771	$2,579	$1,192
		(2) Fixed assets	—	—	—
		(3) Deferred and uncollected premium	—	—	—
		(4) Policyholder reserves	422	506	(84)
		(5) Other	1	—	1
		(99) Subtotal	4,194	3,085	1,109
	(b)	Capital
		(1) Investments	566	579	(13)
		(2) Real estate	—	—	—
		(3) Other	—	—	—
		(99) Subtotal	566	579	(13)
	(c)	Deferred tax liabilities (3a99 + 3b99)	$4,760	$3,664	$1,096

(4)	Net deferred tax assets/liabilities (2i - 3c)		$11,300	$9,291	$2,009
Among the more significant book-to-tax adjustments were the following:

	12/31/2020	Effective Tax Rate	12/31/2019	Effective Tax Rate	12/31/2018	Effective Tax Rate
	(In Thousands)		(In Thousands)		(In Thousands)
Provision computed at statutory rate	$(6,795)	21.00%	$10,236	21.00%	$7,936	21.00%
Dividends received deduction	(353)	1.09	(229)	(0.47)	(377)	(1.00)
Tax credits	(46)	0.14	(101)	(0.21)	(210)	(0.56)
IMR adjustments	2,556	(7.90)	—	—	—	—
Change in federal tax rate	—	—	—	—	660	1.75
Other	$(44)	—%	$483	0.99%	5	0.01
Total statutory income taxes	$(4,682)	14.47%	$10,389	21.31%	$8,014	21.20%

Federal taxes incurred	$10,002	(30.91)%	$11,377	23.34%	$12,905	34.15%
Change in net deferred income taxes	(14,684)	45.38	(988)	(2.03)	(4,891)	(12.95)
Total statutory income taxes	$(4,682)	14.47%	$10,389	21.31%	$8,014	21.20%
At December 31, 2020, the Company had $0.0 million of net operating loss carryforwards, net capital loss carryforwards and tax credit carry forwards; the company had $0.0 million of deferred tax liabilities that are not recognized.

7. Capital and Surplus
The Company is required by statutory regulations to meet minimum risk-based capital standards. Risk-based capital is a method of measuring the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. At December 31, 2020 and 2019, the Company exceeded the minimum risk-based capital.
The ability of the Company to pay dividends is limited by state insurance laws. Under New York insurance laws, the Company may pay dividends, without the approval of the New York Insurance
36

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2020, 2019 and 2018

Superintendent, provided those dividends do not exceed (when added to the other dividends paid in the preceding 12 months) the lesser of (i) 10% of the Company's surplus as of the prior December 31, or (ii) the Company's net gain from operations for the immediately preceding calendar year, not including realized capital gains. Dividends are noncumulative. Based on these limitations, the Company is unable to pay dividends in 2021 without seeking prior regulatory approval due to having a net loss from operations for the year ended December 31, 2020.

8. Commitments and Contingencies
The Company is named as a defendant in various legal actions arising principally from claims made under insurance policies and contracts. The Company believes the resolution of these actions will not have a material effect on the Company’s financial position or results of operations.
At December 31, 2020, the Company does not have any material lease agreements for office space or equipment.
At December 31, 2020 the Company has future commitments to provide additional capital contributions of $6.9 million to investments in joint ventures, limited partnerships and limited liability companies.
37

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2020, 2019 and 2018

9. Life and Annuity Reserves and Deposit-Type Contract Liabilities
At December 31, 2020, the Company’s general and separate account annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

Individual Annuities	General Account	Separate Account With Guarantees	Separate Account Non-guaranteed	Total	Percent
	(In Thousands)
Subject to discretionary withdrawal:
With market value adjustment	$20,701	$990,638	$—	$1,011,339	29.1%
At book value less current surrender charge of 5% or more	676,733	—	—	676,733	19.4
At fair value	—	—	378,745	378,745	10.9
Total with adjustment or at fair value	697,434	990,638	378,745	2,066,817	59.4
Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)	811,159	—	—	811,159	23.3
Not subject to discretionary withdrawal	602,665	—	—	602,665	17.3
Total individual annuity reserves (before reinsurance)	2,111,258	990,638	378,745	3,480,641	100.0%
Reinsurance ceded	—	—	—	—
Net individual annuity reserves	$2,111,258	$990,638	$378,745	$3,480,641
Amount subject to greater than a 5% surrender charge that will be subject to minimal or no surrender charge after the statement date	$36,267	$—	$—	$36,267

Deposit-type contracts (no life contingencies)	General Account	Separate Account With Guarantees	Separate Account Non-guaranteed	Total	Percent
	(In Thousands)
Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)	$758	$—	$—	$758	0.6%
Not subject to discretionary withdrawal	127,888	—	—	127,888	99.4
Total deposit-type contract liability (before reinsurance)	128,646	—	—	128,646	100.0%
Reinsurance ceded	—	—	—	—
Total deposit-type contract liability	$128,646	$—	$—	$128,646
Interest rate changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the Company are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions, which may prevent timely adjustment. The Company’s management constantly monitors interest rates with respect to a spectrum of product durations and sells annuities that permit flexible responses to interest rate changes as part of the
38

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2020, 2019 and 2018

Company’s management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.
At December 31, 2020, the Company's general and separate account life insurance account values, cash value, and reserves for policies subject to discretionary withdrawal, not subject to discretionary withdrawal, or with no cash value are summarized as follows:

	General Account			Separate Account - Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Term policies with cash value	$—	$—	$—	$—	$—	$—
Universal life	221,578	235,375	254,181	—	—	—
Universal life with secondary guarantees	—	—	—	—	—	—
Indexed universal life	—	—	—	—	—	—
Indexed universal life with secondary guarantees	—	—	—	—	—	—
Indexed life	—	—	—	—	—	—
Other permanent cash value life insurance	—	180	189	—	—	—
Variable life	—	—	—	—	—	—
Variable universal life				37,900	37,900	37,900
Miscellaneous reserves	—	—	—	—	—	—

Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	XXX	XXX	—	XXX	XXX	—
Accidental death benefits	XXX	XXX	—	XXX	XXX	—
Disability - active lives	XXX	XXX	—	XXX	XXX	—
Disability - disabled lives	XXX	XXX	—	XXX	XXX	—
Miscellaneous reserves	XXX	XXX	105,000	XXX	XXX	—
Total life reserves (before reinsurance)	221,578	235,555	359,370	37,900	37,900	37,900
Reinsurance Ceded	—	—	1,217	—	—	—
Net life reserves	$221,578	$235,555	$358,153	$37,900	$37,900	$37,900
Federal Home Loan Bank
The Company is a member of the FHLB of Cincinnati. Through its membership, the Company has the ability to conduct business activity (borrowings) with the FHLB. The Company’s strategy is to utilize FHLB funds to increase profitability. The Company has determined the actual/estimated maximum borrowing capacity as $95.0 million. The Company calculated this amount after a review of its pledgeable assets (both pledged and unpledged) and after applying the respective FHLB borrowing haircuts.
39

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2020, 2019 and 2018

	December 31
	2020	2019
	(In Thousands)
Membership stock - Class A (not eligible for redemption)	$7,175	$7,188
Membership stock - Class B	—	—
Activity stock	2,003	2,323
Excess stock	334	—
Aggregate total	$9,512	$9,511
Actual or estimated borrowing capacity as determined by the insurer	$95,000	$110,000

Collateral Pledged to FHLB – General Account:

	2020				2019
	Fair Value	Carrying Value	Aggregate Total Borrowing	Borrowed at Time of Maximum Collateral	Fair Value	Carrying Value	Aggregate Total Borrowing	Borrowed at Time of Maximum Collateral
	(In Thousands)
Total as of reporting date	$101,291	$95,578	$44,500	XXX	$108,686	$105,184	$70,600	XXX
Maximum during reporting period	$116,589	$111,703	XXX	$70,100	$122,216	$121,485	XXX	$81,550

Borrowing from FHLB - General Account:

	2020			2019
	At Reporting Date	Reserves Established at Reporting Date	Maximum Amount During Period	At Reporting Date	Reserves Established at Reporting Date
	(In Thousands)
Funding agreements	$44,500	$44,509	$70,100	$70,600	$70,690
Debt	—	XXX	—	—	XXX
Aggregate total	$44,500	$44,509	$70,100	$70,600	$70,690

The Company does not have any prepayment obligations under these FHLB borrowing arrangements.
40

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2020, 2019 and 2018

10. Separate Accounts
The Company’s guaranteed separate account consists of non-indexed, guaranteed rate options that include market value adjustments. The guaranteed rate options are sold in fixed annuity products and as investment options within the Company’s variable annuity products. These guaranteed rate options carry a minimum interest guarantee based on the guarantee period selected by the policyholder. The fixed annuity products offered provide a death benefit equal to the account value. The fixed investment options within the Company’s variable annuity products provide the death benefits listed below for variable annuities.
The Company’s nonguaranteed separate accounts consist of subaccounts available through variable annuities and group variable universal life insurance. The net investment experience of each subaccount is credited directly to the policyholder and can be positive or negative. The variable annuities include guaranteed minimum death benefits that vary by product and include optional death benefits available on some products. The death benefits offered by the Company include the following: account value, return of premium paid, a death benefit that is adjusted after seven years to the current account value, and a death benefit that is adjusted annually to the current account value. Some variable annuities also provide living benefits, which include guaranteed accumulation amounts on a date certain, guaranteed minimum withdrawal amounts and guaranteed minimum lifetime withdrawal amounts. The death benefit under the group variable universal life insurance policies may vary with the investment performance of the underlying investments in the separate accounts.
To compensate the general account for risk taken, the separate accounts paid risk charges of $1.2 million, $1.2 million, $1.4 million, $1.1 million and $0.9 million in 2020, 2019, 2018, 2017, and 2016, respectively. The Company’s general account paid $0.1 million, $0.0 million, $0.2 million, $0.1 million and $0.1 million towards separate account guarantees in 2020, 2019, 2018, 2017, and 2016, respectively.
41

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2020, 2019 and 2018

Information regarding the separate accounts of the Company as of and for the year ended December 31, 2020, is as follows:

	Separate Accounts With Guarantees
	Nonindexed Guaranteed Less Than/ Equal to 4%	Nonindexed Guaranteed More Than 4%	Nonguaranteed Separate Accounts	Total
	(In Thousands)

Premiums, considerations or deposits	$26,043	$867	$8,819	$35,729

Reserves for separate accounts with assets at:
Fair value	$—	$—	$416,645	$416,645
Amortized cost	989,041	1,597	—	990,638
Total reserves	$989,041	$1,597	$416,645	$1,407,283

Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal:
With fair value adjustment	$989,041	$1,597	$—	$990,638
At book value without fair value adjustment and with current surrender charge of 5% or more	—	—	—	—
At fair value	—	—	416,645	416,645
At book value without fair value adjustment and with current surrender charge of less than 5%	—	—	—	—
Subtotal	989,041	1,597	416,645	1,407,283
Not subject to discretionary withdrawal	—	—	—	—
Total separate accounts reserves	$989,041	$1,597	$416,645	$1,407,283
42

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2020, 2019 and 2018

A reconciliation of the amounts transferred to and from the separate accounts for the year ended December 31, 2020, is presented below:

2020
(In Thousands)
Transfers as reported in the Summary of Operations of the Separate Accounts Statement:
Transfers to separate accounts	$35,729
Transfers from separate accounts	180,122
Net transfers to (from) separate accounts	(144,393)

Reconciling adjustments:
Policy deductions and other expenses	78
Other changes in surplus in separate account statement	—
Other account adjustments	82
Transfers as reported in the Summary of Operations of the Company	$(144,233)

43

STATUTORY-BASIS FINANCIAL STATEMENTS

The Western and Southern Life Insurance Company
Years Ended December 31, 2020, 2019 and 2018
With Report of Independent Auditors

The Western and Southern Life Insurance Company

Statutory-Basis Financial Statements

Years Ended December 31, 2020, 2019 and 2018

Report of Independent Auditors

The Board of Directors
The Western and Southern Life Insurance Company

We have audited the accompanying statutory-basis financial statements of The Western and Southern Life Insurance Company (the Company), which comprise the balance sheets as of December 31, 2020 and 2019, and the related statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2020, and the related notes to the financial statements.

Management’s Responsibility for the Financial Statements
Management is responsible for the preparation and fair presentation of these financial statements in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance. Management also is responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.

Auditor’s Responsibility
Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles
As described in Note 1 to the statutory-basis financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Ohio Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are described in Note 1.

Adverse Opinion on U.S. Generally Accepted Accounting Principles
In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the statutory-basis financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of the Company at December 31, 2020 and 2019, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2020.

Opinion on Statutory-Basis of Accounting
In our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the financial position of the Company at December 31, 2020 and 2019, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2020, on the basis of accounting described in Note 1.

/s/ Ernst & Young LLP
Cincinnati, Ohio
April 13, 2021

The Western and Southern Life Insurance Company
Balance Sheets (Statutory-Basis)

	December 31
	2020	2019
Admitted assets	(In Thousands)
Cash and invested assets:
Debt securities	$2,762,637	$2,831,739
Preferred and common stocks	681,774	918,600
Investments in common stocks of subsidiaries	3,782,745	3,594,940
Mortgage loans	57,917	68,898
Policy loans	152,310	158,711
Real estate:
Properties held for the production of income	2,426	2,888
Properties occupied by the Company	19,870	21,718
Cash, cash equivalents and short-term investments	326,127	77,542
Receivable for securities	551	1,429
Derivatives	4,401	7,820
Receivable for collateral on derivatives	34,220	41,680
Securities lending reinvested collateral assets	42,791	27,635
Other invested assets	1,863,693	1,778,070
Total cash and invested assets	9,731,462	9,531,670

Investment income due and accrued	38,180	38,569
Premiums deferred and uncollected	49,315	49,759
Current federal income taxes recoverable	32,092	—
Net deferred income tax asset	86,574	94,540
Receivables from parent, subsidiaries and affiliates	29,728	33,220
Other admitted assets	15,419	13,763
Separate account assets	1,197,356	1,141,599
Total admitted assets	$11,180,126	$10,903,120

Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$2,737,207	$2,717,714
Accident and health reserves	271,342	267,615
Liability for deposit-type contracts	197,565	204,659
Policy and contract claims	55,728	44,662
Dividends payable to policyholders	36,833	40,505
Premiums received in advance	3,918	4,026
Total policy and contract liabilities	3,302,593	3,279,181

General expense due and accrued	25,782	38,151
Current federal income taxes payable	—	9,601
Transfer to (from) separate accounts due and accrued, net	(18)	(15)
Asset valuation reserve	245,411	324,838
Interest maintenance reserve	64,915	59,151
Other liabilities	379,396	304,372
Pension liability	36,646	23,536
Liability for postretirement benefits other than pensions	161,650	166,887
Derivatives	41,108	48,246
Payable for securities lending	67,547	79,589
Separate account liabilities	1,197,356	1,141,599
Total liabilities	5,522,386	5,475,136

Capital and surplus:
Common stock, $1 par value, authorized 2,500 shares, issued and outstanding 2,500 shares	2,500	2,500
Surplus Notes	497,604	497,519
Paid-in surplus	417,103	372,103
Accumulated surplus	4,740,533	4,555,862
Total capital and surplus	5,657,740	5,427,984
Total liabilities and capital and surplus	$11,180,126	$10,903,120
See accompanying notes.

The Western and Southern Life Insurance Company
Statements of Operations (Statutory-Basis)

	Year Ended December 31
	2020	2019	2018
	(In Thousands)
Premiums and other revenues:
Premiums and annuity considerations	$226,232	$231,773	$237,054
Net investment income	332,996	479,104	466,221
Considerations for supplementary contracts with life contingencies	54	9	—
Amortization of the interest maintenance reserve	5,885	5,906	5,728
Commissions and expenses on reinsurance ceded	1,071	1,029	981
Miscellaneous income adjustment - termination of reinsurance agreement	—	—	(694,579)
Other revenues	—	2,042	153
Total premiums and other revenues	566,238	719,863	15,558

Benefits paid or provided:
Death benefits	154,116	143,563	145,842
Annuity benefits	89,657	50,066	79,245
Disability and accident and health benefits	15,384	15,580	18,298
Surrender benefits	49,337	53,256	64,673
Payments on supplementary contracts with life contingencies	311	350	393
Other benefits	3,450	4,619	5,047
Increase in policy reserves and other policyholders’ funds	29,300	28,128	28,129
Total benefits paid or provided	341,555	295,562	341,627

Insurance expenses and other deductions:
Commissions	18,044	19,811	20,400
Commissions and expenses on reinsurance assumed	—	—	878
General expenses	146,416	157,130	134,141
Net transfers to (from) separate account	(89,609)	(50,204)	(49,514)
Reserve adjustments on reinsurance assumed	(87)	(103)	(43,412)
Miscellaneous expense adjustment - termination of reinsurance agreement	—	—	(694,579)
Other deductions	32,322	60,564	3,973
Total insurance expenses and other deductions	107,086	187,198	(628,113)

Gain (loss) from operations before dividends to policyholders, federal income tax expense, and net realized capital gains (losses)	117,597	237,103	302,044

Dividends to policyholders	47,249	54,964	52,121
Gain (loss) from operations before federal income tax expense and net realized capital gains (losses)	70,348	182,139	249,923
Federal income tax expense (benefit), excluding tax on capital gains	(21,345)	25,523	39,879
Gain (loss) from operations before net realized capital gains (losses)	91,693	156,616	210,044
Net realized capital gains (losses) (excluding gains (losses) transferred to IMR and capital gains tax)	8,870	2,229	205,080
Net income (loss)	$100,563	$158,845	$415,124
See accompanying notes.

The Western and Southern Life Insurance Company
Statements of Changes in Capital and Surplus (Statutory-Basis)

	Common Stock	Surplus Notes and Paid-In Surplus	Accumulated Surplus	Total Capital and Surplus
	(In Thousands)

Balance, January 1, 2018	$1,000	$112,103	$4,986,236	$5,099,339
Net income (loss)	—	—	415,124	415,124
Change in net deferred income tax	—	—	165,518	165,518
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of ($57,122))	—	—	(266,672)	(266,672)
Change in net unrealized foreign exchange capital gain (loss)	—	—	(1,770)	(1,770)
Change in reserve on account of change in valuation basis	—	—	(692)	(692)
Net change in nonadmitted assets and related items	—	—	(651,086)	(651,086)
Change in asset valuation reserve	—	—	101,848	101,848
Change in unrecognized post retirement benefit obligation	—	—	11,947	11,947
Issuance of common stock	1,500	—	—	1,500
Capital contribution	—	260,000	—	260,000
Trademark license agreement adjustment	—	—	(198,000)	(198,000)
Balance, December 31, 2018	2,500	372,103	4,562,453	4,937,056
Net income (loss)	—	—	158,845	158,845
Change in net deferred income tax	—	—	(131,377)	(131,377)
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of ($2,224))	—	—	125,187	125,187
Change in net unrealized foreign exchange capital gain (loss)	—	—	1,562	1,562
Change in surplus notes	—	497,519	—	497,519
Net change in nonadmitted assets and related items	—	—	149,208	149,208
Change in asset valuation reserve	—	—	(52,818)	(52,818)
Cumulative effects of change in accounting principle	—	—	2,103	2,103
Dividends to stockholder	—	—	(260,000)	(260,000)
Change in unrecognized post retirement benefit obligation	—	—	699	699
Balance, December 31, 2019	2,500	869,622	4,555,862	5,427,984
Net income (loss)	—	—	100,563	100,563
Change in net deferred income tax	—	—	(26,657)	(26,657)
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of ($24,444))	—	—	(78,402)	(78,402)
Change in net unrealized foreign exchange capital gain (loss)	—	—	808	808
Change in surplus notes	—	85	—	85
Net change in nonadmitted assets and related items	—	—	122,778	122,778
Change in asset valuation reserve	—	—	79,427	79,427
Change in unrecognized post retirement benefit obligation	—	—	(13,846)	(13,846)
Capital contribution	—	45,000	—	45,000
Balance, December 31, 2020	$2,500	$914,707	$4,740,533	$5,657,740
See accompanying notes.

The Western and Southern Life Insurance Company
Statements of Cash Flow (Statutory-Basis)

	Year Ended December 31
	2020	2019	2018
	(In Thousands)
Operating activities
Premiums collected net of reinsurance	$227,381	$233,959	$239,541
Net investment income received	220,270	314,302	412,553
Benefits paid	(307,163)	(268,636)	(334,477)
Net transfers from (to) separate accounts	89,607	50,214	49,504
Commissions and expense paid	(158,658)	(169,848)	(89,719)
Dividends paid to policyholders	(50,922)	(52,655)	(52,582)
Federal income taxes recovered (paid)	(24,905)	(60,149)	(32,434)
Other, net	1,071	1,071	1,032
Net cash from (for) operations	(3,319)	48,258	193,418

Investing activities
Proceeds from investments sold, matured or repaid:
Debt securities	304,543	321,508	2,285,224
Preferred and common stocks	697,505	553,991	1,152,289
Mortgage loans	18,381	1,041	11,323
Real estate	725	1,400	—
Other invested assets	274,324	460,664	337,964
Net gains (losses) on cash, cash equivalents and short-term investments	24	37	90
Miscellaneous proceeds	8,338	26,770	8,357
Net proceeds from investments sold, matured or repaid	1,303,840	1,365,411	3,795,247

Cost of investments acquired:
Debt securities	(223,910)	(309,030)	(1,660,008)
Preferred and common stocks	(477,124)	(710,369)	(2,047,721)
Mortgage loans	(7,400)	(10,793)	(21,240)
Real estate	(314)	(1,121)	(678)
Other invested assets	(291,864)	(517,164)	(265,138)
Miscellaneous applications	(42,824)	(70,541)	(15,608)
Total cost of investments acquired	(1,043,436)	(1,619,018)	(4,010,393)

Net change in policy and other loans	6,401	2,512	3,483
Net cash from (for) investments	266,805	(251,095)	(211,663)

Financing activities
Surplus notes, capital notes	—	497,435	—
Capital and paid in surplus, less treasury stock	45,000	—	261,500
Net deposits on deposit-type contract funds and other insurance liabilities	(7,094)	(8,920)	(11,020)
Dividends paid to stockholder	—	(260,000)	—
Other cash provided (applied)	(52,807)	(36,049)	(375,272)
Net cash from (for) financing and miscellaneous sources	(14,901)	192,466	(124,792)

Net change in cash, cash equivalents and short-term investments	248,585	(10,371)	(143,037)
Cash, cash equivalents and short-term investments:
Beginning of year	77,542	87,913	230,950
End of year	$326,127	$77,542	$87,913

Cash flow information for noncash transactions:
Contribution to Columbus Life Insurance Company in the form of common stock	$—	$(29,962)	$—
Contribution to Gerber Life Insurance in the form of debt securities & common stock	—	(193,759)	—
Contribution to Integrity Life Insurance Company in the form of common stock	—	—	(245,700)
See accompanying notes.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2020, 2019 and 2018

1. Nature of Operations and Significant Accounting Policies
The Western and Southern Life Insurance Company (the Company) is a stock life insurance company that offers primarily individual traditional and whole life insurance policies. The Company is licensed in 46 states and the District of Columbia. For the year ended December 31, 2020, approximately 68.7% of the gross premiums and annuity considerations for the Company were derived from California, Illinois, Indiana, North Carolina, Ohio, and Pennslyvania. The Company is domiciled in Ohio. The Company is an indirect, wholly-owned subsidiary of Western & Southern Mutual Holding Company (Mutual Holding), a mutual holding company formed pursuant to the insurance regulations of the State of Ohio. Ohio law requires Mutual Holding to hold at least a majority voting interest in the Company. Currently, Mutual Holding indirectly holds 100% of the voting interest through Western & Southern Financial Group, Inc. (WSFG), its wholly-owned subsidiary. The Company wholly owns the following insurance entities: Western-Southern Life Assurance Company (WSLAC), Columbus Life Insurance Company (Columbus Life), Integrity Life Insurance Company (Integrity) and Gerber Life Insurance Company (Gerber Life). Integrity Life Insurance Company wholly owns National Integrity Life Insurance Company (National).
State regulatory authorities have powers relating to granting and revoking licenses to transact business, the licensing of agents, the regulation of premium rates and trade practices, the form and content of insurance policies, the content of advertising material, financial statements and the nature of permitted practices.
Included within the financial statements, the Company has established and operates a closed block for the benefit of holders of most participating individual ordinary and weekly industrial life insurance policies issued on or before the formation of Mutual Holding in 2000 (the Closed Block). Assets have been allocated to the Closed Block in an amount that is expected to produce cash flows which, together with anticipated revenue from the policies included in the Closed Block, are reasonably expected to be sufficient to support the Closed Block policies, the continuation of policyholder dividends, in aggregate, in accordance with the 2000 dividend scale if the experience underlying such scale continues, and for appropriate adjustments in the dividend scale if the experience changes. Invested assets allocated to the Closed Block consist primarily of high-quality debt securities, mortgage loans, policy loans, short-term investments, other invested assets, and securities lending reinvested collateral. Invested assets of $1,979.7 million and $1,993.5 million were allocated to the Closed Block as of December 31, 2020 and 2019, respectively. The assets allocated to the Closed Block inure solely for the benefit of the Closed Block policyholders and will not revert to the benefit of the Company. The purpose of the Closed Block is to protect the policy dividend expectations of these policies after the formation of Mutual Holding. The Closed Block will continue in effect until the last policy in the Closed Block is no longer in force.
Use of Estimates
The preparation of statutory-basis financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2020, 2019 and 2018

Basis of Presentation
The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual (NAIC SAP or SSAP) has been adopted as a component of prescribed or permitted practices by the State of Ohio. These practices differ in some respects from U.S. generally accepted accounting principles (GAAP). The more significant differences follow.
Investments
Investments in debt securities and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on the NAIC’s rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in the statement of operations for those designated as trading and as a separate component of other comprehensive income (loss) for those designated as available-for-sale.
All single-class and multiclass mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. The prospective method is used to determine amortized cost for securities that experience a decline that is deemed to be other-than-temporary. Securities that are in an unrealized loss position which the Company intends to sell, or does not have the intent and ability to hold until recovery, are written down to fair value as a realized loss. Securities that are in an unrealized loss position which the Company has the intent and ability to hold until recovery are written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost. For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost. If high credit quality securities are adjusted, the retrospective method is used.
The Company monitors other investments to determine if there has been an other-than-temporary decline in fair value. Factors that management considers for each identified security include the following:
•The extent and length of time the fair value has been below the book/adjusted carrying value;
•The reasons for the decline in value;
•Specific credit issues related to the issuer and current economic conditions, including the current and future impact of any specific events;
•For structured investments (e.g., residential mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities and other structured investments), factors such as overall deal structure and the Company’s position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections are considered;

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2020, 2019 and 2018

•For all equity securities and other debt securities with credit-related declines in fair value, the Company’s intent and ability to hold the security long enough for it to recover its value to book/adjusted carrying value; and
•For all other debt securities with interest-related declines in fair value, the Company’s intent to sell the security before recovery of its book/adjusted carrying value.
If the decline is judged to be other-than-temporary, an impairment charge to fair value is recorded as a net realized capital loss in the period the determination is made. Under GAAP, if the decline is judged to be other-than-temporary because the Company has the intent to sell the debt security or is more likely than not to be required to sell the debt security before its anticipated recovery, an impairment charge to fair value is recorded as a net realized capital loss. If the decline is judged to be other-than-temporary because the Company does not expect to recover the entire amortized cost basis of the security due to expected credit losses, an impairment charge is recorded to net realized capital loss as the difference between amortized cost and the net present value of expected future cash flows discounted at the effective interest rate implicit in the debt security prior to impairment.
Investments in real estate are reported net of required obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company’s occupancy of those properties.
Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally debt securities and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual security sold in five-year bands. The net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.
The asset valuation reserve (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in capital and surplus. AVR is not recognized for GAAP.
Subsidiaries
The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2020, 2019 and 2018

Policy Acquisition Costs
The costs of acquiring and renewing business are expensed when incurred. Under GAAP, policy acquisition costs, related to traditional life insurance and certain long-duration accident and health insurance policies sold, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investments, mortality, and expense margins.
Nonadmitted Assets
Certain assets designated as “nonadmitted” (principally investments in unaudited subsidiaries and controlled and affiliated entities, goodwill in excess of the admission limit, and a trademark license agreement), and other assets not specifically identified as admitted assets within the NAIC’s Accounting Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to accumulated surplus. Under GAAP, such assets are included in the balance sheets.
Premiums and Benefits
Revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received, and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.
Benefit Reserves
Certain policy reserves are calculated using statutorily prescribed interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.
Reinsurance
A liability for reinsurance balances is required to be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to capital and surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.
Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP. Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with policy acquisition costs as required under GAAP.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2020, 2019 and 2018

Employee Benefits
For purposes of calculating the Company’s pension and postretirement benefit obligations, vested participants, non-vested participants and current retirees are included in the valuation. The prepaid pension asset resulting from the excess of the fair value of plan assets over the benefit obligation, which is nonadmitted under statutory accounting rules, is included in other comprehensive income under GAAP.
Deferred Income Taxes
Deferred tax assets are recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not meeting a more-likely-than-not realization threshold. Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a time frame corresponding with Internal Revenue Service (IRS) tax loss carryback provisions, not to exceed three years, including amounts established in accordance with the provision of SSAP No. 5R, plus 2) for entities who meet the required realization threshold in SSAP No. 101, the lesser of the remaining gross deferred tax assets expected to be realized within three years of the balance sheet date or 15% of capital and surplus excluding any net deferred tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in all future years, and a valuation allowance is established for deferred tax assets not meeting a more-likely-than-not realization threshold.
Policyholder Dividends
Policyholder dividends are recognized when declared rather than over the term of the related policies.
Statements of Cash Flow
Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.
Other significant statutory accounting practices follow.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2020, 2019 and 2018

Restricted Assets
The Company has assets pledged as collateral, or otherwise not exclusively under control of the Company, totaling $132.6 million and $181.0 million as of December 31, 2020 and 2019, respectively. These assets are primarily collateral held in relation to the Company's securities lending program. These restricted assets are discussed in more detail in their relevant section.
Investments
Debt securities, common stocks, preferred stocks, and short-term investments are stated at values prescribed by the NAIC, as follows:
Debt securities not backed by other loans are principally stated at amortized cost using the interest method.
Single-class and multiclass mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from Bloomberg and broker-dealer prepayment models or derived from empirical data and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except securities that are deemed to be other-than-temporarily impaired and securities that are principal-only or interest-only, which are valued using the prospective method.
Unaffiliated common stocks are reported at fair value utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.
Redeemable preferred stocks that have characteristics of debt securities and are rated as medium quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value. Perpetual preferred stocks that have the characteristics of equity securities and are rated as medium quality or better are reported at cost. All other perpetual preferred stocks are reported at the lower of cost or fair value utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.
There are no restrictions on unaffiliated common or preferred stocks.
Short-term investments include investments with remaining maturities of one year or less at the date of acquisition and are principally stated at amortized cost, which approximates fair value.
Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost, which approximates fair value.
The Company’s insurance subsidiaries are reported at their underlying audited statutory equity. The Company’s noninsurance subsidiaries are reported based on underlying audited GAAP equity. The net change in the subsidiaries’ equity is included in capital and surplus.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2020, 2019 and 2018

Joint ventures, partnerships, and limited liability companies are carried at the Company’s interest in the underlying audited GAAP equity of the investee. Undistributed earnings allocated to the Company are reported in the change in net unrealized capital gains or losses. Distributions from earnings of the investees are reported as net investment income when received. Because of the indirect nature of these investments, there is an inherent reduction in transparency and liquidity and increased complexity in valuing the underlying investments. As a result, these investments are actively managed by the Company’s management via detailed evaluation of the investment performance relative to risk.
Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realizable value and a realized loss is recognized.
Policy loans are reported at unpaid principal balances.
Real estate occupied by the Company and real estate held for the production of income are reported at depreciated cost net of related obligations. Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations. Depreciation is computed by the straight-line method over the estimated useful life of the properties.
Property acquired in the satisfaction of debt is recorded at the lower of cost less accumulated depreciation or fair market value.
Debt securities and other loan interest are credited to income as it accrues. Dividends are recorded as income on ex-dividend dates. To the extent income is uncertain, due and accrued income is excluded and treated as nonadmitted through surplus.
The Company utilizes customized call and put options to hedge market volatility related to the S&P 500 index . At the beginning of these contracts, a premium is either paid or received for transferring the related risk. The options are not designated as a hedge for accounting purposes and are carried at fair value on the balance sheet with changes in fair value recorded in surplus. The related gains and losses from terminations or expirations are recorded in realized capital gains and losses.
Realized capital gains and losses are determined using the specific identification method.
Premiums
Life and accident and health premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2020, 2019 and 2018

Policy Reserves
Life, annuity and accident and health disability benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Department. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and does return any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Policies issued subject to multiple table substandard extra premiums are valued on the standard reserve basis which recognizes the nonlevel incidence of the excess mortality costs. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves, or the net premiums exceed the gross premiums on any insurance in-force.
For policies issued in 2020 or after, life insurance reserves are developed using principle-based policyholder and asset assumptions with margins and floored at formulaic reserves based upon published tables using statutorily specified interest rates and valuation methods.

Formulaic policy reserves for life insurance and supplemental benefits are computed on the Commissioner’s Reserve Valuation Method. The following mortality tables and interest rates are used:

	Percentage of Reserves
	2020	2019
Life insurance:
1941 Commissioners Standard Ordinary, 2-1/4% - 3-1/2%	7.0%	7.4%
1941 Standard Industrial, 2-1/2% - 3-1/2%	9.4	9.9
1958 Commissioners Standard Ordinary, 2-1/2% - 6%	18.0	18.9
1980 Commissioners Standard Ordinary, 4% - 6%	40.0	39.8
2001 Commissioners Standard Ordinary, 3-1/2% - 4-1/2%	20.0	18.2
2017 Commissioners Standard Ordinary, 3-1/2%	—	—
Other, 2-1/2% - 6%	4.4	4.5
	98.8	98.7
Other benefits (including annuities):
Various, 2-1/2% - 8-1/4%	1.2	1.3
	100.0%	100.0%
The mean reserve method is used to adjust the calculated terminal reserve to the appropriate reserve at December 31. Mean reserves are determined by computing the regular mean reserve for the plan at the rated age and holding, in addition, one-half of the extra premium charge for the year. Policies issued after July 1 for substandard lives, are charged an extra premium plus the regular premium for the true age. Mean reserves are based on appropriate multiples of standard rates of mortality. An asset is recorded for deferred premiums net of loading to adjust the reserve for modal premium payments.
For substandard table ratings, mean reserves are based on 125% to 500% of standard mortality rates. For flat extra ratings, mean reserves are based on the standard or substandard mortality rates increased by 1 to 25 deaths per thousand.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2020, 2019 and 2018

As of December 31, 2020 and 2019, reserves of $17.2 million and $20.8 million, respectively, were recorded on in-force amounts of $961.2 million and $1,033.8 million, respectively, for which gross premiums are less than the net premiums according to the standard of valuation required by the Department. The Company anticipates investment income as a factor in the premium deficiency calculation for all accident and health contracts.
Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies is calculated as one-hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.
The establishment of appropriate reserves is an inherently uncertain process, and there can be no assurance that the ultimate liability will not exceed the Company’s policy reserves and have an adverse effect on the Company’s results of operations and financial condition. Due to the inherent uncertainty of estimating reserves, it has been necessary, and may over time continue to be necessary, to revise estimated future liabilities as reflected in the Company’s policy reserves.
Policyholders’ Dividends
The amount of policyholders’ dividends to be paid (including those on policies included in the Closed Block) is determined annually by the Company’s Board of Directors. The aggregate amount of policyholders’ dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by the Company.
Policy and Contract Claims
Policy and contract claims in process of settlement represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2020 and 2019. The reserves for unpaid claims are estimated using individual case-basis valuations and statistical analysis. These estimates are subject to the effects of trends in claim severity and frequency. Although considerable variability is inherent in such estimates, management believes that the reserves for claims are adequate. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.
Reinsurance
Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2020, 2019 and 2018

Securities Lending
At December 31, 2020, the Company had loaned various debt securities, preferred stocks and common stocks as part of a securities lending program administered by Deutsche Bank, of which the fair value was $66.0 million and $24.6 million in the general and separate account, respectively. At December 31, 2019, the Company had loaned various debt securities, preferred stocks and common stocks as part of a securities lending program administered by Deutsche Bank, of which the fair value was $77.6 million and $53.0 million in the general and separate account, respectively. The Company maintains effective control over all loaned securities and, therefore, continues to report such securities as invested assets in the balance sheets. The general account collateral is managed by both an affiliated and unaffiliated agent. The separate account is managed by an unaffiliated agent.
The Company requires at the initial transaction that the fair value of the cash collateral received must be equal to 102% of the fair value of the loaned securities. The Company monitors the ratio of the fair value of the collateral to loaned securities to ensure it does not fall below 100%. If the fair value of the collateral falls below 100% of the fair value of the securities loaned, the Company nonadmits that portion of the loaned security. At December 31, 2020 and 2019, the Company did not nonadmit any portion of the loaned securities.
The Company reports all collateral on the balance sheet with an offsetting liability recognized for the obligation to return the collateral. Collateral for the securities lending program is either managed by an affiliated agent of the Company or is managed by Deutsche Bank, an unaffiliated agent. Collateral managed by an affiliated agent, which approximated $24.6 million and $51.7 million at December 31, 2020 and 2019, respectively, is invested primarily in investment-grade debt securities and cash equivalents and is included in the applicable amount on the balance sheets because the funds are available for the general use of the Company. At December 31, 2020 and 2019, collateral managed by an unaffiliated agent, which approximated $42.8 million and $27.7 million respectively, was invested in cash equivalents and was included in securities lending reinvested collateral assets on the balance sheet.
At December 31, 2020, the collateral for all securities on loan could be requested to be returned on demand by the borrower. At December 31, 2020 and 2019, the fair value of the total collateral in the general account was $67.4 million and $79.4 million, respectively. The fair value of the total collateral in the separate account was $25.1 million and $54.2 million at December 31, 2020 and 2019, respectively, which was all managed by an unaffiliated agent.
The aggregate collateral broken out by maturity date is as follows at December 31, 2020:

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2020, 2019 and 2018

	Amortized Cost	Fair Value
	(In Thousands)
Open	$—	$—
30 days or less	71,662	71,662
31 to 60 days	100	100
61 to 90 days	799	797
91 to 120 days	1,997	1,996
121 to 180 days	2,902	2,898
181 to 365 days	1,599	1,600
1 to 2 years	6,700	6,706
2 to 3 years	—	—
Greater than 3 years	6,776	6,776
Total collateral	$92,535	$92,535
At December 31, 2020, all of the collateral held for the securities lending program was invested in tradable securities that could be sold and used to pay for the $67.5 million and $25.1 million in the general and separate accounts, respectively, in collateral calls that could come due under a worst-case scenario where all collateral was called simultaneously.
The Company does not accept collateral that is not permitted by contract or custom to sell or repledge. The Company does not have any securities lending transactions that extend beyond one year from the reporting date.
Separate Account
The Company maintains a separate account, which holds all of the Company’s pension plan assets. The assets of the separate account consist primarily of marketable securities, which are recorded at fair value. These assets are considered legally insulated from the general accounts.
There are no separate account liabilities that are guaranteed by the general account. (See Note 10 for further discussion on the general account’s responsibility as it relates to the obligations of the Company’s pension plan).
The activity within the separate account, including realized and unrealized gains or losses on its investments, has no effect on net income or capital and surplus of the Company. The Company’s statements of operations reflect annuity payments to pension plan participants and other expenses of the separate account, as well as the reimbursement of such expenses from the separate account.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2020, 2019 and 2018

Federal Income Taxes
The Company files a consolidated income tax return with its eligible subsidiaries and affiliates. The provision for federal income taxes is allocated to the individual companies using a separate return method based upon a written tax-sharing agreement. Under the agreement, the benefits from losses of subsidiaries and affiliates are retained by the subsidiary and affiliated companies. The Company pays all federal income taxes due for all members of the group. The Company then immediately charges or reimburses, as the case may be, the members of the group an amount consistent with the method described in the tax-sharing agreement.
The Company includes interest and penalties in the federal income tax line on the statements of operations.
Postretirement Benefits Other Than Pensions
The Company accounts for its postretirement benefits other than pensions on an accrual basis. The postretirement benefit obligation for current retirees and fully eligible employees is measured by estimating the actuarial present value of benefits expected to be received at retirement using explicit assumptions.
Actuarial and investment gains and losses arising from differences between assumptions and actual experience upon subsequent remeasurement of the obligation may be recognized as a component of the net periodic benefit cost in the current period or amortized. The net gain or loss will be included as a component of net postretirement benefit cost for a year if, as of the beginning of the year, the unrecognized net gain or loss exceeds 10% of the postretirement benefit obligation. That gain or loss, if not recognized immediately, will be amortized over the average life expectancy of the employer’s fully vested and retiree group.
Accounting Changes
Effective January 1, 2019, the Company changed its deferred tax assets admission calculation related to clarification updates to Statement of Statutory Accounting Principles 101 - Income Taxes, Exhibit A - Implementation Question and Answers, in the Accounting Practices & Procedures Manual. The Company has recorded a $2.1 million increase to surplus as a result of the change in application of the admission criteria through cumulative effect of changes in accounting principles on the statements of changes in capital and surplus.
Effective January 1, 2018, the Company updated mortality assumptions on certain traditional life reserves. This resulted in a change of statutory reserve valuation that is required to be recorded directly to surplus rather than as part of the reserve change recognized in the statements of operations. As a result, the Company has recorded a $0.7 million decrease to surplus as a result of the change in valuation bases through the change in reserve on account of change in valuation basis line on the statements of changes in capital and surplus.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2020, 2019 and 2018

Business Combinations
On December 31, 2018, the Company purchased 100% of the common stock of Gerber Life from Nestlé S.A. ("Nestlé") for an aggregate purchase price of $1,565.5 million, including direct acquisition costs of $9.3 million. Included in the aggregate purchase price is a long-term license to use Gerber Life intellectual property in connection with financial services. Gerber Life is an insurer that operates primarily in the juvenile life insurance and medical stop-loss insurance markets. Gerber Life is New York-domiciled and is licensed in 50 states, the District of Columbia, Puerto Rico and certain Canadian provinces. In 2019, the Company received $8.2 million from Nestlé as an adjustment to the purchase price of Gerber Life.
The transaction was accounted for as a statutory purchase and reflects the following:

Year	Cost of acquired entity	Original Admitted Goodwill	Admitted Goodwill at Reporting Date	Goodwill Amortized in Period	Book Value of Acquisition	Admitted Goodwill as a % of Admitted Acquisition
	(In thousands)
2020	$1,257,274	$528,082	$487,082	$94,555	$998,917	48.8%
2019	1,257,274	528,082	478,525	94,555	990,641	48.3

	2020	2019
	(In Thousands)

Company Surplus as of September 30	$5,452,970	$5,350,110
Less September 30 electronic data processing	10,235	5,078
Less September 30 net deferred tax assets	94,783	88,391
Less September 30 net positive goodwill	477,127	471,388
Adjusted Company surplus as of September 30	$4,870,825	$4,785,253
Admitted goodwill as a percentage of adjusted surplus	10.0%	10.0%

Simultaneously to, and in contemplation of, the purchase of Gerber Life, the Company paid for a long-term license to use Gerber Life intellectual property in connection with financial services. The stated purchase price in the trademark license agreement was $300.0 million. The fair value of the trademark license agreement in isolation was determined to be $102.0 million; as a result, the book value of the asset was reduced by $198.0 million through surplus in the line titled trademark license agreement adjustment on the statements of changes in capital and surplus. The adjustment to the book value of the trademark license agreement had no impact on the Company's total capital and surplus, as the trademark license agreement asset is non-admitted and the change to the book value was offset by a change in the associated non-admitted asset.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2020, 2019 and 2018

Risks and Uncertainties
The Company is exposed to risk associated with the ongoing outbreak of coronavirus (“COVID-19”) and is actively monitoring developments through governmental briefings and the relevant health authorities. The effects of the outbreak on the Company are uncertain and difficult to predict, as the situation continues to evolve. Risks include (but are not limited to) the disruption of business operations due to changing work environments for employees, agents and distributors, and business partners; potential economic hardship of policyholders and issuers of investments held by the Company; and disruptions of product marketing and sales efforts. The Company has business continuity plans in place to mitigate the risks posed to business operations by disruptive incidents such as these.
Subsequent Events
On March 22, 2021, the Company contributed $100.0 million in cash to Columbus Life.
The Company recognizes in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the balance sheet date. For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Company is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements on April 13, 2021.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2020, 2019 and 2018

2. Investments
The book/adjusted carrying value and fair value of the Company’s investments in debt securities are summarized as follows:

	Book/ Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2020:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$21,713	$2,637	$—	$24,350
Debt securities issued by states of the U.S. and political subdivisions of the states	15,997	3,201	—	19,198
Non-U.S. government securities	57,015	11,581	—	68,596
Corporate securities	2,354,780	673,092	(2,066)	3,025,806
Commercial mortgage-backed securities	30,201	1,430	(19)	31,612
Residential mortgage-backed securities	169,530	18,859	(38)	188,351
Asset-backed securities	113,401	16,654	(121)	129,934
Total	$2,762,637	$727,454	$(2,244)	$3,487,847

At December 31, 2019:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$24,088	$1,545	$—	$25,633
Debt securities issued by states of the U.S. and political subdivisions of the states	15,033	2,328	—	17,361
Non-U.S. government securities	57,511	7,705	—	65,216
Corporate securities	2,369,794	467,074	(3,662)	2,833,206
Commercial mortgage-backed securities	36,817	1,099	(107)	37,809
Residential mortgage-backed securities	233,130	12,281	(75)	245,336
Asset-backed securities	95,366	11,881	(332)	106,915
Total	$2,831,739	$503,913	$(4,176)	$3,331,476
At December 31, 2020 and 2019, the Company held unrated or below-investment-grade corporate debt securities with a book/adjusted carrying value of $106.4 million and $57.1 million, respectively, and an aggregate fair value of $119.1 million and $59.4 million, respectively. As of December 31, 2020 and 2019, such holdings amounted to 3.9% and 2.0%, respectively, of the Company’s investments in debt securities and 1.0% and 0.5%, respectively, of the Company’s total admitted assets. The Company performs periodic evaluations of the relative credit standing of the issuers of these debt securities. The Company considers these evaluations in its overall investment strategy.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2020, 2019 and 2018

Unrealized gains and losses on investments in unaffiliated common stocks, mutual funds and common stocks of subsidiaries are reported directly in capital and surplus and do not affect net income. The unrealized gains and unrealized losses on, and the cost and fair value of those investments and preferred stocks are as follows:

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2020:
Preferred stocks	$19,271	$1,914	$(434)	$20,751

Common stocks, unaffiliated	$333,714	$182,395	$(7,473)	$508,636
Common stocks, mutual funds	141,597	13,381	(726)	154,252
Common stocks, subsidiaries	3,043,359	882,226	(142,840)	3,782,745
	$3,518,670	$1,078,002	$(151,039)	$4,445,633

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2019:
Preferred stocks	$25,531	$1,984	$(202)	$27,313

Common stocks, unaffiliated	$478,826	$233,044	$(11,313)	$700,557
Common stocks, mutual funds	178,868	14,194	(350)	192,712
Common stocks, subsidiaries	3,014,801	693,483	(113,344)	3,594,940
	$3,672,495	$940,721	$(125,007)	$4,488,209

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2020, 2019 and 2018

The following table shows unrealized losses and fair values, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than or Equal to 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2020:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$—	$—	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	—	—	—	—
Non-U.S. government securities	—	—	—	—
Corporate securities	(1,174)	40,620	(892)	8,221
Commercial mortgage-backed securities(1)	(19)	3,279	—	—
Residential mortgage-backed securities(1)	(14)	821	(24)	619
Asset-backed securities(1)	(33)	5,376	(88)	23,112
Total	$(1,240)	$50,096	$(1,004)	$31,952

Preferred stocks	$(434)	$1,945	$—	$—

Common stocks, unaffiliated	$(7,473)	$41,708	$—	$—
Common stocks, mutual funds	(726)	34,212	—	—
Total	$(8,199)	$75,920	$—	$—
(1) Amounts relate to securities subject to SSAP 43R.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2020, 2019 and 2018

	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than or Equal to 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2019:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$—	$—	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	—	—	—	—
Non-U.S. government securities	—	—	—	—
Corporate securities	(2,827)	65,853	(835)	28,129
Commercial mortgage-backed securities(1)	(105)	5,042	(2)	69
Residential mortgage-backed securities(1)	(32)	18,790	(43)	4,371
Asset-backed securities(1)	(210)	16,725	(122)	8,878
Total	$(3,174)	$106,410	$(1,002)	$41,447

Preferred stocks	$(202)	$608	$—	$—

Common stocks, unaffiliated	$(11,313)	$88,917	$—	$—
Common stocks, mutual funds	(350)	40,004	—	—
Total	$(11,663)	$128,921	$—	$—
(1) Amounts relate to securities subject to SSAP 43R.
Investments that are impaired at December 31, 2020 and 2019, for which other-than-temporary impairments have not been recognized, consist mainly of corporate debt securities, asset-backed securities, residential mortgage-backed securities and unaffiliated common stocks.
The aggregated unrealized loss is approximately 6.4% and 5.5% of the carrying value of securities considered temporarily impaired at December 31, 2020 and 2019, respectively. At December 31, 2020, there were a total of 76 securities held that are considered temporarily impaired, 9 of which have been impaired for 12 months or longer. At December 31, 2019, there were a total of 99 securities held that were considered temporarily impaired, 13 of which had been impaired for 12 months or longer. The Company recorded other-than-temporary impairments on securities of $4.8 million, $17.1 million and $19.1 million for the years ended December 31, 2020, 2019 and 2018, respectively.
The following is a list of each loan-backed security held at December 31, 2020, with a recognized other-than-temporary impairment (OTTI) for the year ended December 31, 2020, where the present value of future cash flows expected to be collected was less than the amortized cost basis of the securities.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2020, 2019 and 2018

CUSIP	Book/Adj Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Future Cash Flows	Recognized Other- Than- Temporary Impairment	Amortized Cost After Other-Than-Temporary Impairment	Fair Value	Date of Other-Than-Temporary Impairment
(In Thousands)
For the year ended, December 31, 2020:
466247-ZQ-9	$2,889	$2,872	$17	$2,872	$2,873	06/30/2020
Total	XXX	XXX	$17	XXX	XXX	XXX

The Company had no OTTI on loan-backed securities for the year ended December 31, 2020, due to the intent to sell the security or the inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis of the security.
A summary of the cost or amortized cost and fair value of the Company’s debt securities at December 31, 2020, by contractual maturity, is as follows:

	Book/Adjusted Carrying Value	Fair Value
	(In Thousands)
Years to maturity:
One or less	$33,544	$33,966
After one through five	151,946	170,813
After five through ten	555,635	702,669
After ten	1,708,380	2,230,502
Mortgage-backed securities/asset-backed securities	313,132	349,897
Total	$2,762,637	$3,487,847
The expected maturities may differ from contractual maturities in the foregoing table because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties and because asset-backed and mortgage-backed securities (including floating-rate securities) provide for periodic payments throughout their lives.
Proceeds from sales of investments in debt securities during 2020, 2019 and 2018 were $114.5 million, $63.4 million, and $1,385.4 million; gross gains of $2.5 million, $1.5 million, and $25.8 million and gross losses of $0.4 million, $0.3 million, and $6.0 million were realized on these sales in 2020, 2019 and 2018, respectively.
Proceeds from the sales of investments in equity securities during 2020, 2019 and 2018 were $655.6 million, $476.7 million, and $1,092.8 million; gross gains of $154.6 million, $42.2 million, and $230.8 million and gross losses of $84.4 million, $30.2 million, and $38.9 million were realized on these sales in 2020, 2019 and 2018, respectively.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2020, 2019 and 2018

Realized capital gains (losses) are reported net of federal income taxes and amounts transferred to the IMR as follows for the years ended December 31:

	2020	2019	2018
	(In Thousands)
Realized capital gains (losses)	$25,075	$6,135	$282,807
Less amount transferred to IMR (net of related taxes (benefits) of $3,097 in 2020, $1,658 in 2019, and $3,425 in 2018)	11,649	6,009	12,886
Less federal income tax expense (benefit) of realized capital gains (losses)	4,556	(2,103)	64,841
Net realized capital gains (losses)	$8,870	$2,229	$205,080
Net investment income was generated from the following for the years ended December 31:

	2020	2019	2018
	(In Thousands)
Debt securities	$144,132	$148,923	$182,497
Equity securities	24,798	30,807	44,065
Mortgage loans	6,281	2,716	1,963
Real estate	10,514	13,175	13,071
Policy loans	11,546	11,827	11,965
Cash, cash equivalents and short-term investments	357	2,148	4,967
Other invested assets	181,415	318,696	229,089
Other	605	1,106	1,361
Gross investment income	379,648	529,398	488,978
Investment expenses	46,652	50,294	22,757
Net investment income	$332,996	$479,104	$466,221
The Company’s investments in mortgage loans principally involve commercial real estate. At December 31, 2020, 78.2% of such mortgages, or $45.3 million, involved properties located in Ohio, Washington, and South Carolina. Such investments consist of primarily first-mortgage liens on completed income-producing properties. The aggregate mortgage outstanding to any one borrower does not exceed $21.2 million. During 2020, the respective minimum and maximum lending rates for mortgage loans issued were 3.70% and 3.70%. At the issuance of a loan, the percentage of any one loan to value of security, exclusive of insured, guaranteed or purchase money mortgage did not exceed 80.0%. During 2020, the Company did not reduce interest rates on any outstanding mortgages.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2020, 2019 and 2018

Derivative Instruments
The Company entered into an equity hedge program designed to hedge the market value risks associated with the broad equity market. Hedging this risk reduces the economic sensitivity to price declines. At the beginning of these contracts, a premium is either paid or received for transferring the related risk. The options are not designated as a hedge for accounting purposes and are carried at fair value on the balance sheet with changes in fair value recorded in surplus. The related gains and losses from terminations or expirations are recorded in realized capital gains and losses. The change in fair value was $(0.7) million, $(49.8) million, and $0.0 million for the years ended December 31, 2020, 2019, and 2018, respectively. The net gain/(loss) recognized through net income within realized gains and losses was $(58.8) million,$0.0 million, and $81.3 million for the years ended December 31, 2020, 2019, and 2018, respectively.
The Company has entered into a collateral agreement with the counterparty whereby under certain conditions the counterparty is required to post assets on the Company’s behalf. The posted amount is equal to the difference between the net positive fair value of the option and the agreed upon thresholds that are based on the credit rating of the counterparty. Inversely, if the net fair value of the option is negative, then the Company may be required to post assets using similar thresholds. At December 31, 2020 and 2019, $34.2 million and $41.7 million, respectively, of cash collateral has been posted by the Company.
Information related to the Company’s derivative instruments as described above and the effects of offsetting on the balance sheet consisted of the following for the years ended December 31:

	2020	2019
	(In Thousands)
Derivative assets:
Gross amount of recognized assets	$4,401	$7,820
Gross amounts offset	—	—
Net amount of assets	$4,401	$7,820

Derivative liabilities:
Gross amount of recognized liabilities	$(41,108)	$(48,246)
Gross amounts offset	—	—
Net amount of liabilities	$(41,108)	$(48,246)

3. Fair Values of Financial Instruments
Included in various investment-related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value such as when impaired or, for certain bonds and preferred stocks, when carried at the lower of cost or market.
The Company uses fair value measurements to record the fair value of certain assets and liabilities and to estimate the fair value of financial instruments not recorded at fair value but required to be disclosed at

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2020, 2019 and 2018

fair value. Certain financial instruments, particularly policyholder liabilities other than investment-type contracts, are excluded from this fair value discussion.
Fair value is defined as the price that would be received to sell an asset or transfer a liability in an orderly transaction between market participants at the measurement date. The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on the following hierarchy that prioritizes inputs to valuation techniques used to measure fair value into three levels. The Company’s policy is to recognize transfers in and transfers out of levels at the beginning of the quarterly reporting period.
•Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities. The Company’s Level 1 assets and liabilities primarily include exchange-traded equity securities and mutual funds, including those which are part of the Company’s separate account assets.
•Level 2 - Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. The Company’s Level 2 assets and liabilities primarily include debt securities within the Company’s separate account for which public quotations are not available, but that are priced by third-party pricing services or internal models using observable inputs. Also included in Level 2 assets and liabilities are NAIC 4 rated preferred stock, NAIC 6 rated bonds, options, and stock warrants. The fair value of these instruments is determined through the use of third-party pricing services or models utilizing market observable inputs.
•Level 3 - Significant unobservable inputs for the asset or liability. The Company’s Level 3 assets and liabilities primarily include certain debt securities and private equity securities within the Company’s separate account that must be priced using non-binding broker quotes or other valuation techniques that utilize significant unobservable inputs. Also included in Level 3 assets and liabilities are preferred stocks being priced by utilizing recent financing for similar securities.
Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including discount rates, estimates of timing, amount of expected future cash flows and the credit standing of the issuer. Such estimates do not consider the tax impact of the realization of unrealized gains or losses.
For Level 3 investments, the fair value estimates cannot be substantiated by comparison to independent markets. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument.
Certain investments utilize net asset value (NAV) as a practical expedient for fair value. These investments are reported separately from the hierarchy. Investments utilizing NAV consist mainly of equity interest in limited partnerships and limited liabilities in the separate account. These investments contain fixed income, common stock, and real estate characteristics. The interests in these partnerships can be sold or transferred with prior consent from the general partner. The average remaining life of the investments is 21.5 years. The Company's unfunded commitment for these investments is $18.8 million. In addition, a collective trust in the separate account utilizing NAV is primarily investing in domestic fixed income securities. Shares in the trust can be redeemed at their net asset value. The NAV for this investment is $12.07. The Company does not intend to sell any investments utilizing NAV.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2020, 2019 and 2018

As described below, certain fair values are determined through the use of third-party pricing services. Management does not adjust prices received from third parties; however, the Company does analyze the third-party pricing services’ valuation methodologies and related inputs and performs additional evaluation to determine the appropriate level within the fair value hierarchy. The Company performs annual due diligence of third-party pricing services, which includes assessing the vendor’s valuation qualifications, control environment, analysis of asset class-specific valuation methodologies and understanding of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. Care should be exercised in deriving conclusions about the Company’s business, its value or financial position based on the fair value information of financial instruments presented below. The following discussion describes the valuation methodologies utilized by the Company for assets and liabilities measured or disclosed at fair value.
Debt and Equity Securities
The fair values of debt securities and asset/mortgage-backed securities have been determined through the use of third-party pricing services utilizing market observable inputs. Private placement securities trading in less liquid or illiquid markets with limited or no pricing information are valued using either broker quotes or by discounting the expected cash flows using current market-consistent rates applicable to the yield, credit quality and maturity of each security.
The fair values of actively traded equity securities and exchange traded funds (including exchange traded funds with debt like characteristics) have been determined utilizing publicly quoted prices obtained from third-party pricing services. The fair values of certain equity securities for which no publicly quoted prices are available have been determined through the use of third-party pricing services utilizing market observable inputs. Actively traded mutual funds are valued using the net asset values of the funds. The fair value of equity securities included in Level 3 has been determined by utilizing recent financing for similar securities.
Mortgage Loans
The fair values for mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans collateralized by properties with similar investment risk. The fair values for mortgage loans in default are established at the lower of the fair value of the underlying collateral less costs to sell or the carrying amount of the loan.
Cash, Cash Equivalents and Short-Term Investments
The fair values of cash, cash equivalents and short-term investments are based on quoted market prices or stated amounts.
Securities Lending Reinvested Collateral Assets
The fair values of securities lending reinvested collateral assets are determined through the use of third-party sources utilizing publicly quoted prices.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2020, 2019 and 2018

Other Invested Assets
Other invested assets primarily include surplus debentures for which fair values have been determined through the use of third-party pricing services utilizing market observable inputs.
Derivative Instruments
The fair values of free-standing derivative instruments, primarily options and stock warrants, are determined through the use of third-party pricing services or models utilizing market observable inputs.
Cash Collateral Receivable
The receivable represents the obligation to return cash collateral the Company has posted relating to derivative instruments. The fair value is based upon the stated amount.
Assets Held in Separate Accounts
Assets held in separate accounts include debt securities, equity securities, mutual funds, private equity, and private debt fund investments. The fair values of debt securities, equity securities and mutual funds have been determined using the same methodologies as similar assets held in the general account. The fair values of private equity and private debt fund investments have been determined utilizing the net asset values of the funds.
Life and Annuity Reserves for Investment-Type Contracts and Deposit Fund Liabilities
The fair value of liabilities for investment-type contracts is based on the present value of estimated liability cash flows, which are discounted using rates that incorporate risk-free rates and margins for the Company’s own credit spread and the riskiness of cash flows. Key assumptions to the cash flow model include the timing of policyholder withdrawals and the level of interest credited to contract balances. Fair values for insurance reserves are not required to be disclosed. However, the estimated fair values of all insurance reserves and investment contracts are taken into consideration in the Company’s overall management of interest rate risk.
Securities Lending Liability
The liability represents the Company’s obligation to return collateral related to securities lending transactions. The liability is short-term in nature and therefore, the fair value of the obligation approximates the carrying amount.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2020, 2019 and 2018

Assets and liabilities measured at fair value on a recurring basis are outlined below:

	Assets/(Liabilities) Measured at Fair Value	Fair Value Hierarchy Level
		Level 1	Level 2	Level 3	NAV
	(In Thousands)
At December 31, 2020
Assets:
Bonds, industrial and misc.	$641	$—	$641	$—	$—
Bonds, exchange traded funds	6,288	6,288	—	—	—
Common stocks, unaffiliated	508,636	505,760	—	—	2,876
Common stocks, mutual funds	154,252	154,252	—	—	—
Preferred stocks	511	—	365	146	—
Derivative assets	4,401	—	4,401	—	—
Separate account assets	1,197,356	754,464	140,685	21,296	280,911
Total assets	$1,872,085	$1,420,764	$146,092	$21,442	$283,787

Liabilities:
Derivative liabilities	$(41,108)	$—	$(41,108)	$—	$—

	Assets/(Liabilities) Measured at Fair Value	Fair Value Hierarchy Level
		Level 1	Level 2	Level 3	NAV
	(In Thousands)
At December 31, 2019
Assets:
Bonds, industrial and misc.	$1,047	$—	$1,047	$—	$—
Bonds, exchange traded funds	5,868	5,868	—	—	—
Common stocks, unaffiliated	700,557	697,947	—	—	2,610
Common stocks, mutual funds	192,712	192,712	—	—	—
Derivative assets	7,820	—	7,820	—	—
Separate account assets	1,141,599	706,951	140,561	19,844	274,243
Total assets	$2,049,603	$1,603,478	$149,428	$19,844	$276,853

Liabilities:
	$(48,246)	$—	$(48,246)	$—

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2020, 2019 and 2018

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2020 are as follows:

	Beginning Asset/(Liability) as of January 1, 2020	Total Realized/Unrealized Gains (Losses) Included in*:			Purchases, Sales, Issuances and Settlements	Transfers Into Level 3**	Transfers Out of Level 3**	Ending Asset/ (Liability) as of December 31, 2020
		Net Income	Surplus	Other
	(In Thousands)
Assets:
Preferred stocks	$—	$—	$(8)	$—	$8	$146	$—	$146
Separate account assets	19,844	—	—	1,452	—	—	—	21,296
Total assets	$19,844	$—	$(8)	$1,452	$8	$146	$—	$21,442

* Gains and losses for assets held in separate accounts do not impact net income or surplus as the change in value of assets held in separate accounts is offset by a change in value of liabilities related to separate accounts.
** Transfers into and out of Level 3 are due to changes resulting from the application of the lower of amortized cost or fair value rules based on the security's NAIC rating
The gross purchases, issuances, sales and settlements included in the reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2020, are as follows:

	Purchases	Issuances	Sales	Settlements	Net Purchases, Issuances, Sales and Settlements
	(In Thousands)
Assets:
Preferred stocks	$8	$—	$—	$—	$8
Separate account assets	—	—	—	—	—
Total assets	$8	$—	$—	$—	$8

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2020, 2019 and 2018

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2019, is as follows:

	Beginning Asset/(Liability )as of January 1, 2019	Total Realized/Unrealized Gains (Losses) Included in*:			Purchases, Sales, Issuances and Settlements	Transfers Into Level 3**	Transfers Out of Level 3***	Ending Asset/ (Liability) as of December 31, 2019
		Net Income	Surplus	Other
	(In Thousands)
Assets:
Preferred stocks	$293	$—	$(200)	$—	$—	$200	$(293)	$—
Separate account assets	18,656	—	—	1,792	(604)	—	—	19,844
Total assets	$18,949	$—	$(200)	$1,792	$(604)	$200	$(293)	$19,844

* Gains and losses for assets held in separate accounts do not impact net income or surplus as the change in value of assets held in separate accounts is offset by a change in value of liabilities related to separate accounts.
** Transfers into Level 3 are due to changes in the price source
*** Transfers out of Level 3 are due to utilizing net asset value.
The gross purchases, issuances, sales and settlements included in the reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2019, are as follows:

	Purchases	Issuances	Sales	Settlements	Net Purchases, Issuances, Sales and Settlements
	(In Thousands)
Assets:
Preferred stocks	$—	$—	$—	$—	$—
Separate account assets	—	—	—	(604)	(604)
Total Assets	$—	$—	$—	$(604)	$(604)

The Company did not have any significant assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2020 and 2019.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2020, 2019 and 2018

The carrying amounts and fair values of the Company’s significant financial instruments follow:

	December 31, 2020
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3	NAV
	(In Thousands)
Assets:
Bonds	$2,762,637	$3,487,847	$24,822	$3,461,840	$1,185	$—
Common stock:
Unaffiliated	508,636	508,636	505,760	—	—	2,876
Mutual funds	154,252	154,252	154,252	—	—	—
Preferred stock	18,886	20,751	—	19,593	1,158	—
Mortgage loans	57,917	60,387	—	—	60,387	—
Cash, cash equivalents and short-term investments	326,127	326,077	326,077	—	—	—
Other invested assets, surplus notes	33,914	47,116	—	47,116	—	—
Securities lending reinvested collateral assets	42,791	42,791	42,791	—	—	—
Derivative assets	4,401	4,401	—	4,401	—	—
Cash collateral receivable	34,220	34,220	—	34,220	—	—
Separate account assets	1,197,356	1,197,356	754,464	140,685	21,296	280,911

Liabilities:
Life and annuity reserves for investment-type contracts and deposit fund liabilities	$(3,729)	$(4,065)	$—	$—	$(4,065)	$—
Derivative liabilities	(41,108)	(41,108)	—	(41,108)	—	—
Securities lending liability	(67,547)	(67,547)	—	(67,547)	—	—

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2020, 2019 and 2018

	December 31, 2019
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3	NAV
	(In Thousands)
Assets:
Bonds	$2,831,739	$3,331,476	$23,571	$3,306,905	$1,000	$—
Common stock:
Unaffiliated	700,557	700,557	697,947	—	—	2,610
Mutual funds	192,712	192,712	192,712	—	—	—
Preferred stock	25,331	27,313	—	25,981	1,332	—
Mortgage loans	69,898	71,162	—	—	71,162	—
Cash, cash equivalents and short-term investments	77,542	77,589	77,589	—	—	—
Other invested assets, surplus notes	33,945	43,794	—	43,794	—	—
Securities lending reinvested collateral assets	27,635	27,635	27,635	—	—	—
Derivative assets	7,820	7,820	—	7,820	—
Cash collateral receivable	41,680	41,680	—	41,680	—	—
Separate account assets	1,141,599	1,141,599	706,951	140,561	19,844	274,243

Liabilities:
Life and annuity reserves for investment-type contracts and deposit fund liabilities	$(4,270)	$(4,471)	$—	$—	$(4,471)	$—
Derivative liabilities	(48,246)	(48,246)	—	(48,246)	—
Securities lending liability	(79,589)	(79,589)	—	(79,589)	—	—

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2020, 2019 and 2018

4. Related-Party Transactions
The Company owns a 100% interest in Integrity and WSLAC, whose carrying values based on underlying statutory surplus at December 31, 2020, are $1.3 billion and $1.2 billion, respectively. The accounting policies of Integrity and WSLAC are the same as those of the Company described in Note 1. The summary financial data for Integrity and WSLAC follows:

	2020	2019
	(In Thousands)
Integrity:
Admitted Assets	$9,814,722	$9,914,360
Liabilities	8,512,424	8,643,016
Statutory Surplus	$1,302,298	$1,271,344
Net Income	$86,341	$13,125

WSLAC:
Admitted Assets	$17,043,484	$14,808,181
Liabilities	15,846,683	13,739,451
Statutory Surplus	$1,196,801	$1,068,730
Net Income	$82,260	$81,627

The Company has an equity interest in certain partnerships that made payments of principal and interest under mortgage financing arrangements to subsidiaries in the amount of $14.9 million, $23.8 million, and $16.5 million in 2020, 2019 and 2018, respectively. The principal balance of the mortgage financing arrangements with subsidiaries was $297.7 million and $303.1 million at December 31, 2020 and 2019, respectively.
At December 31, 2020 and 2019, the Company had $103.9 million and $131.9 million, respectively, invested, in the Touchstone Funds, which are mutual funds administered by Touchstone Advisors, Inc., an indirect subsidiary of the Company.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2020, 2019 and 2018

At December 31, 2020 and 2019, the Company had $560.2 million and $509.4 million respectively, invested in various private equity and private debt funds managed by Fort Washington Investment Advisors, Inc., an indirect subsidiary of the Company.
At December 31, 2020 and 2019, the Company had $888.6 million and $897.6 million respectively, invested in WS Real Estate Holdings, LLC, which is a holding company managed by Eagle Realty Group, LLC, an indirect subsidiary of the Company.
In September 2020, the Company entered into a Pension Risk Transfer agreement with its subsidiary, WSLAC. Refer to Note 10 for more detail.
In December 2020, the Company paid a $50.0 million capital contribution to its subsidiary, Columbus Life. The contribution was in the form of cash.
In November 2019, the Company paid a $93.9 million capital contribution to its subsidiary, Gerber Life. The contribution was in the form of common stock.
In November 2019, the Company paid a $30.0 million capital contribution to its subsidiary, Columbus Life. The contribution was in the form of common stock.
In February 2019, the Company paid a $100.0 million capital contribution to its subsidiary, Gerber Life. The contribution was in the form of $99.8 million in bonds and $0.2 million in cash.
The Company issued a short-term loan to its parent, WSFG, as of January 23, 2019, for $260.0 million. This note had a maturity date of March 24, 2019, and bore interest at a rate of 2.68%, compounding monthly. The principal of the loan was forgiven by the Company as of March 7, 2019, and was accounted for as an ordinary dividend from the Company to WSFG. The accrued interest of $0.8 million was paid by WSFG to the Company on March 7, 2019.
The Company received a $260.0 million capital contribution from WSFG in December 2018. The contribution was in the form of cash.
The Company paid a $35.0 million capital contribution to Columbus Life in December 2018. The contribution was in the form of cash.
On November 16, 2018, the Company sold common stock back to its issuer for $74.4 million. A member of the Company's Board of Directors also serves on the Board of Directors of the company that purchased the common stock.
In the fourth quarter of 2018, the Company sold bonds in exchange for cash to WSLAC, Integrity, and National Integrity in the amounts of $294.3 million, $87.0 million, and $47.6 million, respectively.
The Company paid a $250.0 million capital contribution to Integrity in June 2018. The contribution was in the form of $245.7 million in common stocks and $4.3 million in cash.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2020, 2019 and 2018

The Company had $29.7 million and $33.2 million receivable from parent, subsidiaries and affiliates as of December 31, 2020 and 2019, respectively. The Company did not have any amounts payable to parent, subsidiaries and affiliates as of December 31, 2020 or 2019. The terms of the settlement generally require that these amounts be settled in cash within 30 days.
The Company has entered into multiple reinsurance agreements with affiliated entities. See Note 5 for further description.

5. Reinsurance
Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The ceded reinsurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within its capital resources.
The Company had a modified coinsurance agreement with Integrity until it was recaptured on November 1, 2018. Under the terms of the agreement, the Company assumed structured settlements, guaranteed rate option annuities, and accumulation products written before July 1, 2002, and Integrity retained the reserves and the related assets of this business. At the date of recapture, there was no impact to net income or surplus. The recapture is presented in the statements of operations in lines titled miscellaneous income adjustment - termination of reinsurance agreement and miscellaneous expense adjustment - termination of reinsurance agreement for $694.6 million and $694.6 million, respectively.
The Company has a ceded reinsurance agreement with Columbus Life. Under the reinsurance agreement, Columbus Life reinsures the former liabilities of Columbus Mutual, a former affiliate, which was merged into the Company. Life and accident and health reserves ceded from the Company to Columbus Life totaled $478.1 million and $493.5 million at December 31, 2020 and 2019, respectively.
In 2006, the Company entered into a yearly renewable term reinsurance agreement with Lafayette Life, an affiliated entity, whereby the Company provides reinsurance coverage on certain life products and associated riders as this coverage is recaptured by Lafayette Life from unaffiliated reinsurers. Life reserves ceded from Lafayette Life to the Company under this agreement totaled $0.8 million and $0.9 million at December 31, 2020 and 2019, respectively.
Certain premiums and benefits are ceded to other unaffiliated insurance companies under various reinsurance agreements. The majority of the ceded business is due to ceding substandard business to reinsurers (facultative basis).

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2020, 2019 and 2018

The effects of reinsurance on premiums, annuity considerations and deposit-type funds are as follows for the years ended December 31:

	2020	2019	2018
	(In Thousands)

Direct premiums	$231,552	$237,084	$241,297
Assumed premiums:
Affiliates	1,285	1,111	2,176
Nonaffiliates	—	—	—
Ceded premiums:
Affiliates	—	—	—
Nonaffiliates	(6,605)	(6,422)	(6,419)
Net premiums	$226,232	$231,773	$237,054
The Company’s ceded reinsurance arrangements impacted certain other items in the accompanying financial statements by the following amounts as of and for the years ended December 31:

	2020	2019	2018
	(In Thousands)
Policy and contract claims:
Affiliates	$—	$—	$—
Nonaffiliates	4,856	2,936	4,225
Policy and contract liabilities:
Affiliates	478,114	468,882	488,266
Nonaffiliates	26,517	50,472	50,796
Amounts recoverable on reinsurance contracts:
Affiliates	—	—	—
Nonaffiliates	126	227	382
In 2020, 2019 and 2018, the Company did not commute any ceded reinsurance nor did it enter into or engage in any agreement that reinsures policies or contracts that were in-force or had existing reserves as of the effective date of such agreements.
At December 31, 2020, the Company has no significant reserves ceded to unauthorized reinsurers. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits.
Neither the Company nor any of its related parties, control directly or indirectly, any reinsurers with whom the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2020, there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2020, 2019 and 2018

collected. The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.
There would be no reduction in surplus at December 31, 2020, if all reinsurance agreements were cancelled.

6. Federal Income Taxes
The Company and its eligible subsidiaries and affiliates file a consolidated federal income tax return. Amounts due (to)/from the subsidiaries and affiliates for federal income taxes were $32.1 million and $(9.6) million at December 31, 2020 and 2019, respectively. The tax years 2014 through 2019 remain subject to examination by major tax jurisdictions.
The amount of federal income taxes incurred that will be available for recoupment at December 31, 2020, in the event of future capital losses is $15.9 million, $3.8 million, and $100.9 million from 2020, 2019 and 2018, respectively.
The aggregate amount of deposits admitted under Section 6603 of the Internal Revenue Service Code is $0.0 million and $32.3 million in 2020 and 2019, respectively.
The components of the net deferred tax asset (liability) at December 31 are as follows:

		12/31/2020
		(In Thousands)
		(1)	(2)	(3)
				(Col 1+2)
		Ordinary	Capital	Total

(a)	Gross deferred tax assets	$260,350	$9,142	$269,492
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross deferred tax assets (a - b)	260,350	9,142	269,492
(d)	Deferred tax assets nonadmitted	30,028	—	30,028
(e)	Subtotal net admitted deferred tax assets (c - d)	230,322	9,142	239,464
(f)	Deferred tax liabilities	120,664	32,226	152,890
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e - f)	$109,658	$(23,084)	$86,574

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2020, 2019 and 2018

		12/31/2019
		(In Thousands)
		(4)	(5)	(6)
				(Col 4+5)
		Ordinary	Capital	Total

(a)	Gross deferred tax assets	$246,001	$10,343	$256,344
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross deferred tax assets (a - b)	246,001	10,343	256,344
(d)	Deferred tax assets nonadmitted	20,574	—	20,574
(e)	Subtotal net admitted deferred tax assets (c - d)	225,427	10,343	235,770
(f)	Deferred tax liabilities	101,138	40,092	141,230
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e - f)	$124,289	$(29,749)	$94,540

		Change
		(In Thousands)
		(7)	(8)	(9)
				(Col 7+8)
		Ordinary	Capital	Total

(a)	Gross deferred tax assets	$14,349	$(1,201)	$13,148
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross deferred tax assets (a - b)	14,349	(1,201)	13,148
(d)	Deferred tax assets nonadmitted	9,454	—	9,454
(e)	Subtotal net admitted deferred tax assets (c - d)	4,895	(1,201)	3,694
(f)	Deferred tax liabilities	19,526	(7,866)	11,660
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e - f)	$(14,631)	$6,665	$(7,966)

		12/31/2020
		(In Thousands)
		(1)	(2)	(3)
				(Col 1+2)
Admission Calculation Components SSAP No. 101		Ordinary	Capital	Total

(a)	Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$9,142	$9,142
(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	77,432	—	77,432
	1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date	77,432	—	77,432
	2. Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	730,625
(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	152,890	—	152,890
(d)	Deferred tax assets admitted as the result of application of SSAP No. 101 Total ((a) + (b) + (c))	$230,322	$9,142	$239,464

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2020, 2019 and 2018

		12/31/2019
		(In Thousands)
		(4)	(5)	(6)
				(Col 4+5)
Admission Calculation Components SSAP No. 101		Ordinary	Capital	Total

(a)	Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$9,934	$9,934
(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	84,606	—	84,606
	1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date	84,606	—	84,606
	2. Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	716,334
(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	140,821	409	141,230
(d)	Deferred tax assets admitted as the result of application of SSAP No. 101 Total ((a) + (b) + (c))	$225,427	$10,343	$235,770

		Change
		(In Thousands)
		(7)	(8)	(9)
				(Col 7+8)
Admission Calculation Components SSAP No. 101		Ordinary	Capital	Total

(a)	Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$(792)	$(792)
(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	(7,174)	—	(7,174)
	1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date	(7,174)	—	(7,174)
	2. Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	14,291
(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	12,069	(409)	11,660
(d)	Deferred tax assets admitted as the result of application of SSAP No. 101 Total ((a) + (b) + (c))	$4,895	$(1,201)	$3,694

	2020	2019

Ratio percentage used to determine recovery period and threshold limitation amount	912%	932%

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2020, 2019 and 2018

		12/31/2020
		(1)	(2)
Impact of tax planning strategies		Ordinary	Capital
		(In Thousands)
(a)	Adjusted gross DTAs amount	$260,350	$9,142
(b)	Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	15.46%	3.39%
(c)	Net admitted adjusted gross DTAs amount	$230,322	$9,142
(d)	Percentage of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	17.39%	3.82%

		12/31/2019
		(3)	(4)
Impact of tax planning strategies		Ordinary	Capital
		(In Thousands)
(a)	Adjusted gross DTAs amount	$246,001	$10,343
(b)	Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	19.61%	3.88%
(c)	Net admitted adjusted gross DTAs amount	$225,427	$10,343
(d)	Percentage of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	21.32%	4.21%

		Change
		(5)	(6)
Impact of tax planning strategies		Ordinary	Capital
		(In Thousands)
(a)	Adjusted gross DTAs amount	$14,349	$(1,201)
(b)	Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	(4.15)%	(0.49)%
(c)	Net admitted adjusted gross DTAs amount	$4,895	$(1,201)
(d)	Percentage of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	(3.93)%	(0.39)%
The Company's tax planning strategies include the use of reinsurance.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2020, 2019 and 2018

Current income taxes incurred consist of the following major components:

			12/31/2020	12/31/2019	12/31/2018
			(In Thousands)
(1)	Current income tax
	(a)	Federal	$(21,594)	$25,236	$39,452
	(b)	Foreign	249	287	427
	(c)	Subtotal	(21,345)	25,523	39,879
	(d)	Federal income tax on net capital gains	4,556	(2,103)	64,841
	(e)	Utilization of capital loss carryforwards	—	—	—
	(f)	Other	—	—	—
	(g)	Federal and foreign income taxes incurred	$(16,789)	$23,420	$104,720

			(1)	(2)	(3)
					(Col 1-2)
(2)	Deferred tax assets:		12/31/2020	12/31/2019	Change
	(a)	Ordinary	(In Thousands)
		(1) Discounting of unpaid losses	$—	$—	$—
		(2) Unearned premium revenue	—	—	—
		(3) Policyholder reserves	55,662	51,727	3,935
		(4) Investments	34,704	38,325	(3,621)
		(5) Deferred acquisition costs	18,160	17,845	315
		(6) Policyholder dividends accrual	7,693	4,746	2,947
		(7) Fixed assets	—	—	—
		(8) Compensation and benefits accrual	113,404	102,259	11,145
		(9) Pension accrual	—	—	—
		(10) Receivables - nonadmitted	26,307	26,927	(620)
		(11) Net operating loss carryforward	—	—	—
		(12) Tax credit carryforward	—	—	—
		(13) Other	4,420	4,172	248
		(99) Subtotal	260,350	246,001	14,349
	(b)	Statutory valuation allowance adjustment	—	—	—
	(c)	Nonadmitted	30,028	20,574	9,454
	(d)	Admitted ordinary deferred tax assets (2a99 - 2b - 2c)	230,322	225,427	4,895
	(e)	Capital
		(1) Investments	9,142	10,343	(1,201)
		(2) Net capital loss carryforward	—	—	—
		(3) Real estate	—	—	—
		(4) Other	—	—	—
		(99) Subtotal	9,142	10,343	(1,201)
	(f)	Statutory valuation allowance adjustment	—	—	—
	(g)	Nonadmitted	—	—	—
	(h)	Admitted capital deferred tax assets (2e99- 2f - 2g)	9,142	10,343	(1,201)
	(i)	Admitted deferred tax assets (2d + 2h)	$239,464	$235,770	$3,694

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2020, 2019 and 2018

			(1)	(2)	(3)
					(Col 1-2)
			12/31/2020	12/31/2019	Change
(3)	Deferred tax liabilities:		(In Thousands)
	(a)	Ordinary
		(1) Investments	$109,136	$88,395	$20,741
		(2) Fixed assets	372	77	295
		(3) Deferred and uncollected premium	8,057	8,353	(296)
		(4) Policyholder reserves	3,099	4,286	(1,187)
		(5) Other	—	27	(27)
		(99) Subtotal	120,664	101,138	19,526
	(b)	Capital
		(1) Investments	32,226	40,092	(7,866)
		(2) Real estate	—	—	—
		(3) Other	—	—	—
		(99) Subtotal	32,226	40,092	(7,866)
	(c)	Deferred tax liabilities (3a99 + 3b99)	152,890	141,230	11,660
(4)	Net deferred tax assets/liabilities (2i - 3c)		$86,574	$94,540	$(7,966)
Among the more significant book-to-tax adjustments were the following:

	12/31/2020	Effective Tax Rate	12/31/2019	Effective Tax Rate	12/31/2018	Effective Tax Rate
	(In Thousands)		(In Thousands)		(In Thousands)

Provision computed at statutory rate	$20,039	21.00%	$39,544	21.00%	$111,878	21.00%
Dividends received deduction	(1,062)	(1.11)	(1,879)	(1.00)	(1,990)	(0.37)
Tax credits	(1,447)	(1.52)	(2,832)	(1.50)	(10,205)	(1.92)
Other invested assets and nonadmitted change	2,403	2.52	125,349	66.57	(156,090)	(29.30)
Uncertain tax positions	—	—	—	—	3,876	0.73
Other	(10,065)	(10.54)	(5,385)	(2.86)	(454)	(0.09)
Change in federal tax rate	—	—	—	—	(7,813)	(1.47)
Total statutory income taxes	$9,868	10.35%	$154,797	82.21%	$(60,798)	(11.42)%

Federal and foreign taxes incurred	$(16,789)	(17.59)%	$23,420	12.44%	$104,720	19.66%
Change in net deferred income taxes	26,657	27.94	131,377	69.77	(165,518)	(31.08)
Total statutory income taxes	$9,868	10.35%	$154,797	82.21%	$(60,798)	(11.42)%
At December 31, 2020, the Company had $0.0 million of net operating loss carryforwards, net capital loss carryforwards and tax credit carry forwards; the company had $0.0 million of deferred tax liabilities that are not recognized.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2020, 2019 and 2018

As of December 31, 2020, the Company had a liability for federal tax loss contingencies of $2.9 million. An estimate of the amount of any increase in the Company's liability related to any federal tax loss contingencies during the twelve month period ending December 31, 2021, cannot be made.

7. Capital and Surplus
The Company is required by statutory regulations to meet minimum risk-based capital standards. Risk-based capital is a method of measuring the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. At December 31, 2020 and 2019, the Company exceeded the minimum risk-based capital.
Ohio insurance law limits the amount of dividends that can be paid to a parent in a holding company structure without prior approval of the regulators to the greater of 10% of statutory surplus or statutory net income as of the preceding December 31 less any dividends paid in the preceding 12 months, but only to the extent of earned surplus as of the preceding December 31. Based on these limitations, the Company is able to pay dividends of up to $565.8 million by the end of 2021 without seeking prior regulatory approval based on capital and surplus of $5,657.7 million at December 31, 2020.
The Company issued surplus notes ("the Notes") on January 23, 2019, with an aggregate principal amount of $500.0 million, an annual interest rate of 5.15%, and a maturity date of January 15, 2049, in exchange for $497.4 million in cash.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2020, 2019 and 2018

	Carrying Value of Note	Current Year Interest Expense Recognized	Total Interest Expense Recognized	Total Principal Paid
	(In Thousands)
As of December 31, 2020	$497,604	$25,750	$50,928	$—
As of December 31, 2019	$497,519

Interest on the Notes is paid semi-annually on January 15 and July 15 of each year. The Notes were issued pursuant to Rule 144A as defined by the Securities Act of 1933 and are administered by the Bank of New York Mellon.
The Notes are unsecured and subordinated to all present and future indebtedness, policy claims and “prior claims” (those claims referred to in classes 1 through 7 of Section 3903.42 of the Ohio Revised Code) against the Company. Under Ohio insurance laws, the Notes are not part of the legal liabilities of the Company. Each payment of principal of, interest on or redemption price with respect to the Notes, may be made only with the prior approval of the Ohio Director of Insurance (the “Director”), and only out of surplus earnings.
Subject to the approval of the Director, the Company has the option to redeem the Notes (i) in whole within 90 days after the occurrence of a “Tax Event” where the Company receives an opinion of tax counsel that there is a more than insubstantial risk that interest payable on the Notes is not deductible by the Company, at a redemption price equal to the principal amount of the Notes to be redeemed (the ‘‘Par Value Redemption Price’’), (ii) in whole or in part, on or after January 23, 2024 but prior to July 15, 2048, at a redemption price equal to the greater of (a) the Par Value Redemption Price or (b) the sum of the present value of the remaining scheduled principal and interest payments on the Notes from the redemption date to July 15, 2048, discounted to the redemption date on a semi-annual basis at an adjusted treasury rate plus 35 basis points or (iii) in whole or in part, on or after July 15, 2048, at the Par Value Redemption Price, plus, in each case of (i), (ii) and (iii), accrued and unpaid interest payments on the Notes to be redeemed to the redemption date.
In the event the Company was subject to a liquidation event, the Notes would have preference over the common shareholders. No affiliates of the Company hold any of the Notes. As of the closing, Guggenheim Partners was the only holder of more than 10% of the outstanding Notes on record at the Depository Trust Company.

8. Commitments and Contingencies
The Company is named as a defendant in various legal actions arising principally from claims made under insurance policies and contracts. The Company believes the resolution of these actions will not have a material effect on the Company’s financial position or results of operations.
At December 31, 2020, the Company does not have any material lease agreements as a lessee for office space or equipment.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2020, 2019 and 2018

At December 31, 2020, the Company has future commitments to provide additional capital contributions of $401.8 million to investments in joint ventures, limited partnerships and limited liability companies.
The Company guarantees the payment of all policyholder obligations of each of the following wholly-owned subsidiaries: WSLAC, Columbus Life and Integrity. In addition, the Company guarantees all policyholder obligations of National and The Lafayette Life Insurance Company (Lafayette Life), an affiliated entity which is wholly-owned by the Company’s parent, WSFG. Guarantees on behalf of wholly-owned subsidiaries or on behalf of related parties that are considered to be unlimited (as in the case of the guarantee on behalf of Lafayette Life) are exempt from the initial liability recognition criteria and therefore no liability has been recognized in the financial statements. Due to the unlimited nature of the guarantees, the Company is unable to estimate the maximum potential amount of future payments under the guarantees. In the unlikely event the guarantees would be triggered, the Company may be permitted to take control of the underlying assets to recover all or a portion of the amounts paid under the guarantees.
The Company has guaranteed two mortgage loans in which the borrower is an affiliated limited liability company involved in development of real estate. These guarantees have a maximum exposure to the Company of $26.6 million for Canal Senate Apartments, LLC, and $14.4 million for 506 Phelps Holdings, LLC, in the event the real estate collateral of the affiliated limited liability company is not sufficient to cover the payment of the loan. The fair value of the real estate collateral at December 31, 2020, was approximately $48.5 million and $26.6 million, respectively. These loans mature in August 2022 and February 2024, respectively.
The Company has guaranteed a portion of the payment of mortgage loans made by its wholly-owned subsidiary, WSLAC, to two affiliated limited liability companies, Cranberry NP Hotel Company and Sundance Hotel, LLC, in the amounts of $9.2 million and $14.7 million, respectively. The guarantees have a maximum exposure to the Company of $4.7 million and $6.5 million in the event the real estate collateral of the affiliated limited liability company is not sufficient to cover the payment of the loan. The fair value of the real estate collateral at December 31, 2020, was approximately $6.7 million and $7.9 million. These loans mature in October 2021 and January 2024, respectively.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2020, 2019 and 2018

9. Life and Annuity Reserves and Deposit-Type Contract Liabilities
At December 31, 2020, the Company’s general and separate account annuity reserves and deposit-type contract liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

Individual Annuities	General Account	Separate Account With Guarantees	Separate Account Non-guaranteed	Total	Percent
	(In Thousands)
Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)	$74,913	$—	$—	$74,913	95.9%
Not subject to discretionary withdrawal	3,203	—	—	3,203	4.1
Total individual annuity reserves (before reinsurance)	78,116	—	—	78,116	100.0%
Reinsurance ceded	72,198	—	—	72,198
Net individual annuity reserves	$5,918	$—	$—	$5,918

Group Annuities	General Account	Separate Account With Guarantees	Separate Account Non-guaranteed	Total	Percent
	(In Thousands)
Not subject to discretionary withdrawal	$2,836	$—	$1,172,208	$1,175,044	100.0%
Total group annuity reserves (before reinsurance)	2,836	—	1,172,208	1,175,044	100.0%
Reinsurance ceded	2,836	—	—	2,836
Net group annuity reserves	$—	$—	$1,172,208	$1,172,208

Deposit-type contracts (no life contingencies)	General Account	Separate Account With Guarantees	Separate Account Non-guaranteed	Total	Percent
	(In Thousands)
Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)	$221,452	$—	$—	$221,452	100.0%
Not subject to discretionary withdrawal	—	—	—	—	—
Total deposit-type contract liability (before reinsurance)	221,452	—	—	221,452	100.0%
Reinsurance ceded	23,887	—	—	23,887
Total deposit-type contract liability	$197,565	$—	$—	$197,565
Interest rate changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the Company are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions, which may prevent timely adjustment. The Company’s management constantly monitors interest rates with respect to a spectrum of

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2020, 2019 and 2018

product durations and sells annuities that permit flexible responses to interest rate changes as part of the Company’s management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.
At December 31, 2020, the Company's general and separate account life insurance account values, cash value, and reserves for policies subject to discretionary withdrawal, not subject to discretionary withdrawal, or with no cash value are summarized as follows:

	General Account			Separate Account - Guaranteed and Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
	(In Thousands)
Subject to discretionary withdrawal, surrender values, or policy loans:
Term policies with cash value	$—	$—	$—	$—	$—	$—
Universal life	—	—	—	—	—	—
Universal life with secondary guarantees	—	—	—	—	—	—
Indexed universal life	—	—	—	—	—	—
Indexed universal life with secondary guarantees	—	—	—	—	—	—
Indexed life	—	—	—	—	—	—
Other permanent cash value life insurance	—	2,719,259	3,080,869	—	—	—
Variable life	—	—	—	—	—	—
Variable universal life	—	—	—	—	—	—
Miscellaneous reserves	—	—	—	—	—	—

Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	XXX	XXX	—	XXX	XXX	—
Accidental death benefits	XXX	XXX	3,425	XXX	XXX	—
Disability - active lives	XXX	XXX	4,841	XXX	XXX	—
Disability - disabled lives	XXX	XXX	21,890	XXX	XXX	—
Miscellaneous reserves	XXX	XXX	—	XXX	XXX	—
Total life reserves (before reinsurance)	—	2,719,259	3,111,025	—	—	—
Reinsurance Ceded	—	—	379,736	—	—	—
Net life reserves	$—	$2,719,259	$2,731,289	$—	$—	$—

10. Employee Retirement Benefits
The Company has a noncontributory pension plan under group annuity contracts written by the Company covering substantially all employees and field representatives. In addition, the Company provides certain health care and life insurance benefits for retired employees or their beneficiaries. Substantially all of the Company’s employees and field representatives may become eligible for those benefits when they reach normal retirement age while working for the Company.
The Company uses a December 31 measurement date for all plans.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2020, 2019 and 2018

A summary of assets, obligations and assumptions of the pension and other postretirement benefit plans at December 31, are as follows:

	Pension Benefits		Postretirement Medical
	2020	2019	2020	2019
	(In Thousands)
Change in benefit obligation:
Benefit obligation at beginning of year	$1,110,682	$964,649	$166,887	$155,942
Service cost	29,439	23,989	286	308
Interest cost	32,478	38,479	4,344	6,044
Contribution by plan participants	—	—	4,871	4,805
Actuarial (gain) loss	125,954	133,588	(2,710)	12,288
Benefits paid	(51,000)	(50,023)	(12,028)	(12,500)
Plan amendments	—	—	—	—
Settlements	(38,699)	—	—	—
Benefit obligation at end of year	$1,208,854	$1,110,682	$161,650	$166,887

Change in plan assets:
Fair value of plan assets at beginning of year	$1,087,146	$933,756	$—	$—
Actual return on plan assets	174,761	203,413	—	—
Employer contribution	—	—	7,157	7,695
Plan participants’ contributions	—	—	4,871	4,805
Benefits paid	(51,000)	(50,023)	(12,028)	(12,500)
Settlements	(38,699)	—	—	—
Fair value of plan assets at end of year	$1,172,208	$1,087,146	$—	$—

	Pension Benefits		Postretirement Medical
	2020	2019	2020	2019
	(In Thousands)
Funded status:
Overfunded (underfunded) obligation	$(36,646)	$(23,536)	$(161,650)	$(166,887)
Unrecognized net (gain) or loss	—	—	—	—
Unrecognized prior service cost	—	—	—	—
Net amount recognized*	$(36,646)	$(23,536)	$(161,650)	$(166,887)

Accumulated benefit obligation for vested employees and partially vested employees to the extent vested	$1,102,467	$1,026,764	$161,650	$166,887

*Nonadmitted if overfunded

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2020, 2019 and 2018

	Pension Benefits
	2020	2019	2018
	(In Thousands)
Components of net periodic benefit cost:
Service cost	$29,439	$23,989	$22,511
Interest cost	32,478	38,479	34,022
Expected return on plan assets	(76,904)	(68,093)	(72,592)
Amount of recognized gains and losses	22,085	25,564	27,655
Amount of prior service cost recognized	(4,625)	(4,625)	(4,620)
Total net periodic benefit cost (benefit)	$2,473	$15,314	$6,976

	Postretirement Medical
	2020	2019	2018
	(In Thousands)
Components of net periodic benefit cost:
Service cost	$286	$308	$404
Interest cost	4,344	6,044	5,419
Amount of recognized gains and losses	(3,387)	(3,841)	(2,138)
Amount of prior service cost recognized	(1,392)	(1,392)	(2,633)
Total net periodic benefit cost (benefit)	$(149)	$1,119	$1,052

	Pension Benefits		Postretirement Medical
	2020	2019	2020	2019
	(In Thousands)
Amounts in unassigned funds (surplus) recognized as components of net periodic benefit cost:
Items not yet recognized as a component of net periodic cost - prior year	$343,789	$366,459	$(29,522)	$(47,044)
Net transition asset or obligation recognized	—	—	—	—
Net prior service cost or credit arising during the period	—	—	—	—
Net prior service cost or credit recognized	4,625	4,625	1,392	1,392
Net gain and loss arising during the period	28,097	(1,731)	(2,711)	12,289
Net gain and loss recognized	(22,085)	(25,564)	3,387	3,841
Items not yet recognized as a component of net periodic cost - current year	$354,426	$343,789	$(27,454)	$(29,522)

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2020, 2019 and 2018

	Pension Benefits		Postretirement Medical
	2020	2019	2020	2019
	(In Thousands)
Amounts in unassigned funds (surplus) that have not yet been recognized as components of net periodic benefit cost:
Net transition asset or (obligation)	$—	$—	$—	$—
Net prior sevice cost or (credit)	2,850	(1,775)	(2,783)	(4,175)
Net recognized gains and (losses)	351,574	345,563	(24,671)	(25,348)

Assumptions used to determine net periodic benefit cost for the year ended December 31:

	Pension Benefits		Postretirement Medical
	2020	2019	2020	2019

Discount rate	3.44%	4.39%	3.31%	4.34%
Rate of compensation increase	4.60%	4.60%	N/A	N/A
Expected long-term rate of return on plan assets	7.25%	7.50%	N/A	N/A

Assumptions used to determine the benefit obligation at December 31:

	Pension Benefits		Postretirement Medical
	2020	2019	2020	2019

Discount rate	2.80%	3.44%	2.60%	3.32%
Rate of compensation increase	4.60%	4.60%	N/A	N/A
The Company’s pension liability was $36.6 million and $23.5 million at December 31, 2020 and 2019, respectively.
The Company utilizes a full yield curve approach in the estimation of liabilities, service cost, and interest cost for pension and postretirement benefits by applying the specific spot rates along the yield curve used in the determination of the benefit obligation to the relevant projected cash flows. The yield curve utilized in the cash flow analysis is comprised of highly rated (Aaa or Aa) corporate bonds. The discount rate was decreased from 3.44% at December 31, 2019, to 2.80% at December 31, 2020. This resulted in a $114.0 million increase in the pension benefit obligation in 2020. The discount rate was decreased from 4.39% at December 31, 2018, to 3.44% at December 31, 2019. This resulted in a $133.3 million increase in the pension benefit obligation in 2019.
The Company employs a prospective building block approach in determining the long-term expected rate of return for plan assets. Historical returns are determined by asset class. The historical relationships between equities, fixed income securities, and other assets are reviewed. The Company applies long-term asset return estimates to the plan’s target asset allocation to determine the weighted-average long-term return. The Company’s long-term asset allocation was determined through modeling long-term returns and asset return volatilities and is guided by an investment policy statement created for the plan.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2020, 2019 and 2018

The asset allocation for the defined benefit pension plan at the end of 2020 and 2019, and the target allocation for 2020 by asset category, are as follows:

	Target Allocation Percentage	Percentage of Plan Assets
	2020	2020	2019
Asset category:
Equity securities	55%	64%	63%
Fixed income securities	15	12	13
Short-term investments	5	—	—
Other	25	24	24
Total	100%	100%	100%
The plan employs a total return investment approach whereby a mix of fixed income and equity investments are used to maximize the long-term return of plan assets for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status, and corporate financial condition. The total portfolio is structured with multiple sub-portfolios, each with a specific fixed income or equity asset management discipline. Each sub-portfolio is subject to individual limitations and performance benchmarks as well as limitations at the consolidated portfolio level. Quarterly asset allocation meetings are held to evaluate portfolio asset allocations and to establish the optimal mix of assets given current market conditions and risk tolerance. Investment mix is measured and monitored on an ongoing basis through regular investment reviews, annual liability measurements, and periodic asset/liability studies.
The Company’s pension plan assets consist primarily of debt and equity securities, mutual funds and private equity funds, all of which are carried at fair value.
Fair value is defined as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels.
•Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities. The Company’s Level 1 assets primarily include exchange-traded equity securities and mutual funds.
•Level 2 - Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. The Company’s Level 2 assets include certain debt securities for which public price quotations are not available, but that use other market observable inputs from third-party pricing service quotes or internal valuation models using observable inputs. Level 2 assets also include private funds that invest primarily in domestic debt securities where the Company has the right to redeem its interest at net asset values. The underlying debt securities within these funds employ similar valuation methodologies as the Company’s other investments in debt securities.
•Level 3 - Significant unobservable inputs for the asset or liability. The Company’s Level 3 assets primarily include private equity fund interests.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2020, 2019 and 2018

Debt Securities
The fair values of actively traded debt securities have been determined through the use of third-party pricing services utilizing market observable inputs.
Equity Securities
The fair values of actively traded equity securities have been determined utilizing publicly quoted prices from third-party pricing services.
Mutual Funds
The fair values of mutual funds have been determined utilizing the net asset values of the funds.
Private Equity and Fixed Income Funds
The fair values of private equity and fixed income funds have been determined utilizing the net asset values of the funds.
Other Assets
Other assets primarily include securities lending reinvested collateral and a group annuity contract. The fair value of securities lending reinvested collateral assets are from third-party sources utilizing publicly quoted prices. The group annuity contract is carried at cash surrender value, which approximates fair value.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2020, 2019 and 2018

The fair value of the pension plan’s assets by asset category is as follows:

	Assets Measured at Fair Value	Fair Value Hierarchy Level
		Level 1	Level 2*	Level 3
	(In Thousands)
At December 31, 2020:
Debt securities:
Debt securities issued by states of the U.S. and political subdivisions of the states	$2,973	$—	$2,973	$—
Corporate securities	119,940	—	119,940	—
Residential mortgage-backed securities	1,597	—	1,597	—
Asset-backed securities	10,523	—	10,523	—
Equity securities:
Common equity	519,209	470,415	48,794	—
Mutual funds	235,822	235,822	—	—
Other invested assets:
Private equity and fixed income funds	232,117	—	232,117	—
Surplus notes	4,096	—	4,096	—
Real estate	21,296	—	—	21,296
Other assets	49,783	48,227	1,556	—
Total plan assets	$1,197,356	$754,464	$421,596	$21,296
* Includes investments using net asset value (NAV) as a practical expedient.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2020, 2019 and 2018

	Assets Measured at Fair Value	Fair Value Hierarchy Level
		Level 1		Level 2*	Level 3
	(In Thousands)
At December 31, 2019:
Debt securities:
Debt securities issued by states of the U.S. and political subdivisions of the states	$2,757	$—		$2,757	$—
Corporate securities	119,339	—		119,339	—
Residential mortgage-backed securities	2,256	—		2,256	—
Asset-backed securities	10,920	—		10,920	—
Equity securities:
Common equity	459,501	415,316		44,185	—
Mutual funds	221,621	221,621		—	—
Other invested assets:
Private equity and fixed income funds	230,058	—		230,058	—
Surplus notes	3,717	—		3,717	—
Real estate	19,844	—		—	19,844
Other assets	71,586	70,014	`	1,572	—
Total plan assets	$1,141,599	$706,951		$414,804	$19,844
* Includes investments using net asset value (NAV) as a practical expedient.
For measurement purposes of the postretirement benefit obligation at December 31, 2020, a 5.35 percent annual rate of increase in the per capita cost of covered health care benefits is assumed for 2021. The rate was assumed to decrease gradually to 4.75 percent for 2029 and remain at that level thereafter.
At December 31, 2020, the assets of the Company’s pension include approximately $148.7 million invested in the Touchstone Family of Funds, which are administered by the Company, and $213.9 million invested in private equity and fixed income funds managed by Fort Washington Investment Advisors, Inc. At December 31, 2019, the assets of the Company’s pension include approximately $105.9 million invested in the Touchstone Family of Funds, which are administered by the Company, $205.3 million invested in private equity and fixed income funds managed by Fort Washington Investment Advisors, Inc.
As of December 31, 2020, future benefit payments for the pension plan are expected as follows (in millions):

2021	$53.2
2022	54.1
2023	55.1
2024	55.9
2025	56.7
Five years thereafter	297.2

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2020, 2019 and 2018

Future benefit payments for the postretirement medical plan, net of amounts contributed by plan participants, are expected as follows (in millions):

2021	$9.7
2022	9.5
2023	9.5
2024	9.2
2025	9.0
Five years thereafter	41.9
The Company did not make any contributions to the pension plan in 2020 and 2019. The Company does not anticipate a required contribution to the pension plan during 2021.
In 2020, the Company entered into a group annuity contract with WSLAC to transfer risk and administration costs associated with their pension benefit obligations. This reduced plan assets and the pension benefit obligation by $38.7 million. Future changes in plan assets and obligations will no longer reflect the participants included in the transfer.
The Company made contributions to the postretirement medical plan of $7.2 million in 2020 and expects to contribute $88.8 million between 2021 and 2028, inclusive. The Company received no subsidies in 2020. The Company’s postretirement medical plan did not collect the Medicare Part D Subsidy for claims activity occurring after January 1, 2013.
The Company sponsors a contributory employee retirement savings plan covering substantially all eligible, full-time employees. This plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA). The Company’s contributions to the plan are based on a combination of the employee’s contributions to the plan and a percentage of the employee’s earnings for the year. The total of the Company’s contributions to the defined contribution plan were $6.8 million, $6.2 million, and $5.4 million for 2020, 2019 and 2018, respectively.

11. Premium and Annuity Considerations Deferred and Uncollected
Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2020, were as follows:

	Gross	Net of Loading
	(In Thousands)
Ordinary new business	$3,893	$197
Ordinary renewal	68,165	48,440
Accident and health renewal	376	287
Assumed investment type-contracts	391	391
Total	$72,825	$49,315

National Integrity Pinnacle V (post 1-1-12)    April 2021

PART C - Other Information

Item 24.    Financial Statements and Exhibits

(a)Financial Statements:

Financial Statements included in Part A:

Condensed Financial Information for the Portfolios

Financial Statements included in Part B:

Separate Account I of National Integrity Life Insurance Company:
Report of Independent Registered Public Accounting Firm
Statements of Assets and Liabilities as of December 31, 2020
Statements of Operations for the Year Ended December 31, 2020
Statements of Changes in Net Assets for the Years Ended December 31, 2020 and 2019
Notes to Financial Statements

National Integrity Life Insurance Company (Depositor):
Report of Independent Auditors
Balance Sheets (Statutory-Basis) as of December 31, 2020 and 2019
Statements of Operations (Statutory-Basis) for the Years Ended December 31, 2020, 2019 and 2018
Statements of Changes in Capital and Surplus (Statutory-Basis) for the Years Ended December 31, 2020, 2019 and 2018
Statements of Cash Flow (Statutory-Basis) for the Years Ended December 31, 2020, 2019 and 2018
Notes to Financial Statements (Statutory-Basis)

The Western and Southern Life Insurance Company (Guarantor):
Report of Independent Auditors
Balance Sheets (Statutory-Basis) as of December 31, 2020 and 2019
Statements of Operations (Statutory-Basis) for the Years Ended December 31, 2020, 2019 and 2018
Statements of Changes in Capital and Surplus (Statutory-Basis) for the Years Ended December 31, 2020, 2019 and 2018
Statements of Cash Flow (Statutory-Basis) for the Years Ended December 31, 2020, 2019 and 2018
Notes to Financial Statements (Statutory-Basis)

(b) Exhibits:

The following exhibits are filed herewith or incorporated by reference as indicated:

1.Resolutions of the Board of Directors of National Integrity Life Insurance Company (National Integrity) authorizing the establishment of Separate Account I, the Registrant. Incorporated by reference to Exhibit 99.1 to Registrant’s Post-Effective Amendment No. 9 to registration statement on Form N-4 (File No. 333-44892), filed July 19, 2006.
2.Not applicable
3.
a.    Form of Selling/General Agent Agreement among National Integrity, Touchstone Securities, Inc. and broker dealers. Incorporated by reference to Exhibit 99.3(A) to Registrant’s initial registration statement on Form N-4 (File No. 333-178439), filed December 12, 2011.
b.    Form of Selling Agreement among W&S Financial Group Distributors, Inc., on behalf of National Integrity, Touchstone Securities, Inc., and broker dealers. Incorporated by reference to Exhibit 99.3(B) to Registrant’s Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2014.
c.    Variable Contract Principal Underwriter Agreement with Touchstone Securities, Inc. dated May 1, 2006. Incorporated by reference to Exhibit 99.3(B) to Registrant’s initial registration statement on Form N-4 (File No. 333-178439), filed December 12, 2011.
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4.
a.    Form of variable annuity contract. Incorporated by reference to Exhibit 99.4(A) to Registrant’s initial registration statement on Form N-4 (File No. 333-175481), filed July 12, 2011.
b.    Form of Individual Guaranteed Lifetime Withdrawal Benefit and Schedule Page (GLIA). Incorporated by reference to Exhibit 99.4(B) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.
c.    Form of Spousal Guaranteed Minimum Lifetime Withdrawal Benefit and Schedule Page (GLIA). Incorporated by reference to Exhibit 99.4(C) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.
d.    Form of Individual Guaranteed Lifetime Withdrawal Benefit and Data Page (GLIA Plus), form number NR.37 1410 NY. Incorporated by reference to Exhibit 99.4(D) to Registrant’s Post-Effective Amendment No. 6 to registration statement on Form N-4 (File No. 333-177618), filed April 28, 2015.
e.    Form of Spousal Guaranteed Lifetime Withdrawal Benefit and Data Page (GLIA Plus), form number NR.38 1410 NY. Incorporated by reference to Exhibit 99.4(E) to Registrant’s Post-Effective Amendment No. 6 to registration statement on Form N-4 (File No. 333-177618), filed April 28, 2015.
5.Form of Application. Incorporated by reference to Exhibit 99.5 to Registrant’s Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2014.
6.
a.    Certificate of Incorporation of National Integrity. Incorporated by reference to Exhibit 99.6(A) to Registrant’s initial registration statement on Form N-4 (File No. 333-178439), filed December 12, 2011.
b.    By-Laws of National Integrity. Incorporated by reference to Exhibit 99.6(B) to Registrant’s initial registration statement on Form N-4 (File No. 333-178439), filed December 12, 2011.
c.    Certificate of Amendment of the Charter of National Integrity, effective December 16, 2013. Incorporated by reference to Exhibit 99.6(C) to Registrant's Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2014.
7.
a.    Reinsurance Agreement between National Integrity and Connecticut General Life Insurance Company effective January 1, 1995. Incorporated by reference to Exhibit 99.7(A) to Registrant's Post-Effective Amendment No. 5 to registration statement on Form N-4 (File No. 033-56658), filed May 1, 1996.
b.    Amendments dated May 1, 1996, June 12, 1998, September 24, 1999 and May 1, 2000 to Reinsurance Agreement between National Integrity and Connecticut General Life Insurance Company effective January 1, 1995. Incorporated by reference to Exhibit 99.7(B) to Post-Effective Amendment No. 35 on Form N-4 (File No. 033-56658), filed April 24, 2009.
c.    Reinsurance Agreement between National Integrity and Connecticut General Life Insurance Company effective January 1, 1997 and amendments dated October 1, 1997, June 12, 1998, September 24, 1999 and May 1, 2000 to that Reinsurance Agreement. Incorporated by reference to Exhibit 99.7(C) to Post-Effective Amendment No. 35 on Form N-4 (File No. 033-56658), filed April 24, 2009.
8.
a.    Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and National Integrity dated August 10, 2007. Incorporated by reference to Exhibit 99.8(A) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.
b.    Amendment No. 1 to Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and Integrity dated August 10, 2007. Incorporated by reference to Exhibit 99.8(B) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.
c.    Service Agreement between Fidelity Investments Institutional Operations Company, Inc. and National Integrity dated May 1, 2007. Incorporated by reference to Exhibit 99.8(C) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.
d.    Rule 22c-2 Agreement between Fidelity Distributors Corporation and National Integrity dated March 26, 2007. Incorporated by reference to Exhibit 99.8(D) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.
e.    Form of Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributor, Inc., Touchstone Securities, Inc. and National Integrity dated January 6, 2003. Incorporated by reference to Exhibit 99.8(J) from Registrant’s Post-Effective Amendment No. 7 to registration statement on Form N-4 (File No. 333-44892), filed April 21, 2006.
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f.    Amendment No. 1 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Touchstone Securities, Inc. and National Integrity dated May 3, 2004. Incorporated by reference to Exhibit 99.8(F) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177618), filed April 25, 2012.
g.    Amendment No. 3 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Touchstone Securities, Inc. and National Integrity dated May 1, 2007. Incorporated by reference to Exhibit 99.8(G) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.
h.    Amendment No. 4 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Touchstone Securities, Inc. and National Integrity dated November 29, 2007. Incorporated by reference to Exhibit 99.8(H) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.
i.    Amendment No. 5 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Touchstone Securities, Inc. and National Integrity dated November 29, 2010. Incorporated by reference to Exhibit 99.8(I) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.
j.    Amendment No. 6 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Touchstone Securities, Inc. and National Integrity dated April 10, 2013. Incorporated by reference to Exhibit 99.8(J) to Registrant’s Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2014.
k.    Participation Agreement Addendum among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Touchstone Securities, Inc. and National Integrity dated May 1, 2013. Incorporated by reference to Exhibit 99.8(K) to Registrant’s Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2014.
l.    Administrative Services Agreement and relevant amendments between Franklin Templeton Services, LLC and National Integrity dated January 6, 2003, amended August 1, 2007 and May 1, 2013. Incorporated by reference to Exhibit 99.8(L) to Registrant’s Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2014.
m.    Shareholder Information Agreement between Franklin Templeton Distributors, Inc. and National Integrity dated April 16, 2007. Incorporated by reference to Exhibit 99.8(M) to Registrant’s Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2014.
n.    Fund Participation Agreement among JPMorgan Insurance Trust, JPMorgan Investment Advisors Inc., J.P. Morgan Investment Management Inc., JPMorgan Funds Management, Inc. and National Integrity dated April 24, 2009. Incorporated by reference to Exhibit 99.8(J) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.
o.    Supplemental Payment Agreement between JPMorgan Investment Advisors Inc., J.P. Morgan Investment Management Inc. and National Integrity dated April 24, 2009. Incorporated by reference to Exhibit 99.8(K) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.
p.    Form of Participation Agreement among PIMCO Variable Insurance Trust, Allianz Global Investors Distributors LLC and National Integrity dated January 1, 2008. Incorporated by reference to Exhibit 99.8(D) to Registrant’s Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333-44892), filed February 5, 2008.
q.    Novation of and Amendment to Participation Agreement among PIMCO Variable Insurance Trust, Allianz Global Investors Distributors LLC, PIMCO Investments LLC and National Integrity dated April 1, 2011. Incorporated by reference to Exhibit 99.8(M) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.
r.    Form of Selling Agreement between Allianz Global Investors Distributors LLC and National Integrity dated January 1, 2008. Incorporated by reference to Exhibit 99.8(E) to Registrant’s Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333-44892), filed February 5, 2008.
s.    Form of Services Agreement between Pacific Investment Management Company LLC and National Integrity dated January 1, 2008. Incorporated by reference to Exhibit 99.8(F) to Registrant’s Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333-44892), filed February 5, 2008.
t.    Termination, New Agreements and Amendments Relating to Intermediary Agreements for PIMCO Variable Insurance Trust among Allianz Global Investors Distributors LLC, PIMCO Investments LLC and National
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Integrity dated April 1, 2011. Incorporated by reference to Exhibit 99.8(P) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.
u.    Form of Participation Agreement among Rydex Variable Trust, Rydex Distributors, Inc. and National Integrity dated January 1, 2008. Incorporated by reference to Exhibit 99.8(G) to Registrant’s Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333-44892), filed February 5, 2008.
v.    Amendment No. 1 to Participation Agreement among Rydex Variable Trust, Rydex Distributors, LLC (formerly, Rydex Distributors, Inc.) and National Integrity dated January 1, 2008. Incorporated by reference to Exhibit 99.8(R) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.
w.    Amendment No. 2 to Participation Agreement among Rydex Variable Trust, Rydex Distributors, LLC (formerly, Rydex Distributors, Inc.) and National Integrity dated December 20, 2010. Incorporated by reference to Exhibit 99.8(S) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.
x.    Form of Variable Products Services Agreement between Rydex Distributors, Inc. and National Integrity dated January 1, 2008. Incorporated by reference to Exhibit 99.8(H) to Registrant’s Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333-44892) filed February 5, 2008.
y.    Amendment No. 1 to Variable Product Services Agreement to between Rydex Distributors, LLC (formerly, Rydex Distributors, Inc.) and National Integrity dated December 20, 2010. Incorporated by reference to Exhibit 99.8(U) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.
z.    Form of Administrative Services Agreement between PADCO Advisors II, Inc. and National Integrity dated January 1, 2008. Incorporated by reference to Exhibit 99.8(I) to Registrant's Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333-44892), filed February 5, 2008.
aa.    Amendment No. 1 to Administrative Services Agreement between Rydex Advisors II, LLC (formerly, PADCO Advisors II, Inc.) and National Integrity dated December 20, 2010. Incorporated by reference to Exhibit 99.8(W) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.
bb.    Fund Participation Agreement between Touchstone Variable Series Trust, Touchstone Securities, Inc. and National Integrity dated April 30, 2001. Incorporated by reference to Exhibit 99.8(H) to Registrant’s Post Effective Amendment No. 17 to registration statement on Form N-4 (File No. 033-56658), filed October 15, 2001.
cc.    Amendment No. 1 to Fund Participation Agreement between Touchstone Variable Series Trust and National Integrity dated January 26, 2006. Incorporated by reference to Exhibit 99.8(Y) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177618), filed April 25, 2012.
dd.    Amendment No. 2 to Fund Participation Agreement among Touchstone Variable Series Trust, Touchstone Advisors, Inc. and National Integrity dated December 31, 2009. Incorporated by reference to Exhibit 99.8(Z) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177618), filed April 25, 2012.
ee.    Rule 22c-2 Amendment to Participation Agreement between Touchstone Variable Series Trust and National Integrity dated February 14, 2007. Incorporated by reference to Exhibit 99.8(AA) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.
ff.    Shareholder Services Agreement between Touchstone Advisors, Inc. and National Integrity dated January 1, 2008. Incorporated by reference to Exhibit 99.8(BB) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.
gg.    Fund Participation Agreement among BT Insurance Funds Trust, Bankers Trust Company and National Integrity dated October 2, 1997. Incorporated by reference to Exhibit 99.8(CC) from Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.
hh.    Rule 22c-2 Amendment to Agreement between DWS Scudder Distributors and National Integrity dated February 16, 2007. Incorporated by reference to Exhibit 99.8(DD) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.
ii.    Amendment No. 1 to Fund Participation Agreement among Deutsche Asset Management VIT Funds (formerly, BT Insurance Funds Trust), Bankers Trust Company and National Integrity dated May 1, 2001.
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Incorporated by reference to Exhibit 99.8(EE) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177618), filed April 25, 2012.
jj.    Amendment No. 2 to Fund Participation Agreement among Deutsche Asset Management VIT Funds, Deutsche Asset Management, Inc. (formerly, Bankers Trust Company) and National Integrity dated May 1, 2002. Incorporated by reference to Exhibit 99.8(FF) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177618), filed April 25, 2012.
kk.    Amendment No. 3 to Fund Participation Agreement among Deutsche Asset Management VIT Funds, Deutsche Asset Management, Inc. and National Integrity dated May 1, 2004. Incorporated by reference to Exhibit 99.8(GG) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177618), filed April 25, 2012.
ll.    Amendment No. 4 to Fund Participation Agreement among DWS Investments VIT Funds (formerly, Deutsche Asset Management VIT Funds), Deutsche Asset Management, Inc. and National Integrity dated July 22, 2006. Incorporated by reference to Exhibit 99.8(HH) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177618), filed April 25, 2012.
mm.    Administrative services letter between Deutsche Investment Management Americas Inc. and National Integrity dated January 31, 2007. Incorporated by reference to Exhibit 99.8(II) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177618), filed April 25, 2012.
nn.    Distribution and Services Agreement between PFPC Distributors, Inc. and National Integrity dated May 18, 2004. Incorporated by reference to Exhibit 99.8(JJ) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177618), filed April 25, 2012.
oo.    Amendment No. 1 to Distribution and Services Agreement between PFPC Distributors, Inc. (as assigned to DWS Scudder Distributors, Inc.) and National Integrity dated January 31, 2007. Incorporated by reference to Exhibit 99.8(KK) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177618), filed April 25, 2012.
pp.    Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley & Co, Incorporated, Morgan Stanley Investment Management Inc. and National Integrity dated January 2, 2003. Incorporated by reference to Exhibit 99.8(LL) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.
qq.    Amendment No. 1 to Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. and National Integrity dated January 26, 2006. Incorporated by reference to Exhibit 99.8(MM) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177618), filed April 25, 2012.
rr.    Amendment No. 2 to Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. and National Integrity dated May 1, 2008. Incorporated by reference to Exhibit 99.8(NN) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177618), filed April 25, 2012.
ss.    Amendment No. 3 to Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc. (as successor-in-interest to Morgan Stanley & Co. Incorporated), Morgan Stanley Investment Management Inc. and National Integrity dated May 1, 2015. Incorporated by reference to Exhibit 99.8(SS) to Registrant’s Post-Effective Amendment No. 6 to registration statement on Form N-4 (File No. 333-177618), filed April 28, 2015.
tt.    Administrative Services Letter between Morgan Stanley Investment Management Inc. and National Integrity dated May 1, 2015. Incorporated by reference to Exhibit 99.8(TT) to Registrant's Post-Effective Amendment No. 6 to registration statement on Form N-4 (File No. 333-177618), filed April 28, 2015.
uu.    Rule 22c-2 Information Sharing Agreement between Morgan Stanley Distribution, Inc. and National Integrity dated March 16, 2007. Incorporated by reference to Exhibit 99.8(PP) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.
vv.    Amendment No. 1 to Administrative Service Agreement between Morgan Stanley Distribution, Inc. and National Integrity dated May 1, 2015. Incorporated by reference to Exhibit 99.8(WW) to Registrant's Post-Effective Amendment No. 6 to registration statement on Form N-4 (File No. 333-177618), filed April 28, 2015.
ww.    Servicing Agreement between The Universal Institutional Funds, Inc. and National Integrity dated May 1, 2015. Incorporated by reference to Exhibit 99.8(XX) to Registrant's Post-Effective Amendment No. 6 to registration statement on Form N-4 (File No. 333-177618), filed April 28, 2015.
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National Integrity Pinnacle V (post 1-1-12)    April 2021

xx.    Administrative Service Agreement between Morgan Stanley Distribution, Inc. (successor to Morgan Stanley & Co. Incorporated) and National Integrity dated May 1, 2008. Incorporated by reference to Exhibit 99.8(QQ) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.
yy.    Fund Participation Agreement among Columbia Funds Variable Insurance Trust, Columbia Management Advisors, LLC, Columbia Management Distributors, Inc. and National Integrity dated May 1, 2009. Incorporated by reference to Exhibit 99.8(SS) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.
zz.    Assignment of Fund Participation Agreement among Columbia Funds Variable Insurance Trust, Columbia Management Advisors, LLC, Columbia Management Distributors, Inc. and National Integrity to RiverSource Investments, LLC and RiverSource Fund Distributors, Inc. dated April 12, 2010. Incorporated by reference to Exhibit 99.8(TT) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.
aaa.    Mutual Fund Sales Agreement between Columbia Management Distributors, Inc. and Touchstone Securities, Inc. dated May 1, 2009. Incorporated by reference to Exhibit 99.8(UU) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.
bbb.    Agreement between Columbia Management Distributors, Inc. and National Integrity dated May 1, 2009. Incorporated by reference to Exhibit 99.8(VV) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.
ccc.    Assignment of Agreement between Columbia Management Distributors, Inc. and National Integrity to RiverSource Fund Distributors, Inc. dated March 25, 2010. Incorporated by reference to Exhibit 99.8(WW) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.
ddd.    Participation Agreement among AIM Variable Insurance Funds (Invesco Variable Insurance Funds), INVESCO Distributors, Inc., Touchstone Securities, Inc. and National Integrity dated June 1, 2010. Incorporated by reference to Exhibit 99.8(XX) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.
eee.    Administrative Services Agreement between Invesco Advisors, Inc. and National Integrity dated June 1, 2010. Incorporated by reference to Exhibit 99.8(YY) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.
fff.    Distribution Services Agreement between INVESCO Distributors, Inc and National Integrity dated June 1, 2010. Incorporated by reference to Exhibit 99.8(ZZ) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.
ggg.    Intermediary Agreement between Invesco Investment Services, Inc. and National Integrity dated May 27, 2010. Incorporated by reference to Exhibit 99.8(AAA) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.
hhh.    Form of Fund Participation Agreement among BlackRock Variable Series Funds, Inc., BlackRock Investments, LLC and National Integrity dated April 29, 2011. Incorporated by reference to Exhibit 99.8(BBB) to Registrant’s Pre-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed December 28, 2011.
iii.    Form of Distribution Sub-Agreement between BlackRock Variable Series Funds, Inc. and National Integrity dated April 29, 2011. Incorporated by reference to Exhibit 99.8(DDD) to Registrant's Pre-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed December 28, 2011.
jjj.    Form of Administrative Services Agreement between BlackRock Advisors, LLC and National Integrity dated April 29, 1011. Incorporated by reference to Exhibit 99.8(CCC) to Registrant's Pre-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed December 28, 2011.
kkk.    Fund Participation Agreement among Northern Lights Variable Trust, ValMark Advisers, Inc., Northern Lights Distributors, LLC and National Integrity Life Insurance Company dated May 1, 2013. Incorporated by reference to Exhibit 99.8(DDD) to Registrant’s Post-Effective Amendment No. 2 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2013.
lll.    Distribution and Shareholder Services Agreement among Northern Lights Variable Trust, Touchstone Securities, Inc., and National Integrity Life Insurance Company dated May 1, 2013. Incorporated by reference to Exhibit 99.8(EEE) to Registrant's Post-Effective Amendment No. 2 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2013.
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National Integrity Pinnacle V (post 1-1-12)    April 2021

mmm. Amendment to Participation Agreement among PIMCO Variable Insurance Trust, PIMCO Investment LLC and National Integrity dated May 1, 2011. Incorporated by reference to Exhibit 99.8(FFF) to Registrant's Post-Effective Amendment No. 2 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2013.
nnn.    Amendment No. 2 to Participation Agreement among PIMCO Variable Insurance Trust, PIMCO Investment LLC and National Integrity dated May 1, 2013. Incorporated by reference to Exhibit 99.8(GGG) to Registrant's Post-Effective Amendment No. 2 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2013.
ooo.    Amendment to Selling Agreement between PIMCO Investment LLC and National Integrity dated May 1, 2013. Incorporated by reference to Exhibit 99.8(HHH) to Registrant’s Post-Effective Amendment No. 2 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2013.
ppp.    Amendment No. 1 to Fund Participation and Service Agreement among American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, American Funds Insurance Series and National Integrity dated April 24, 2015. Incorporated by reference to Exhibit 99.8(QQQ) to Registrant’s Post-Effective Amendment No. 6 to registration statement on Form N-4 (File No. 333-177618), filed April 28, 2015.
qqq.    Fund Participation and Service Agreement among American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, American Funds Insurance Series and National Integrity dated December 13, 2013. Incorporated by reference to Exhibit 99.8(MMM) to Registrant's Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2014.
rrr.    Business Agreement among American Funds Distributors, Inc., Capital Research and Management Company, National Integrity and Touchstone Securities, Inc. dated December 13, 2013. Incorporated by reference to Exhibit 99.8(NNN) to Registrant's Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2014.
sss.    Rule 22c-2 Agreement between American Funds Service Company and National Integrity dated December 13, 2013. Incorporated by reference to Exhibit 99.8(OOO) to Registrant's Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2014.
ttt.    Amendment No. 3 to Participation Agreement among PIMCO Variable Insurance Trust, PIMCO Investment LLC and National Integrity dated March 21, 2016. Incorporated by reference to Exhibit 99.8(TTT) to Registrant’s Post-Effective Amendment No. 7 to registration statement on Form N-4 (File No. 333-177618), filed April 28, 2016.
9.Opinion and Consent of Bryan J. Kreyling, Esq. as to the legality of the securities registered, filed herewith.
10.
a.    Consent of Independent Registered Public Accounting Firm, filed herewith.
b.    Consent of Independent Auditors, filed herewith.
11.Not applicable.
12.Not applicable.
13.Powers of Attorney of members of the Board of Directors of The Western and Southern Life Insurance Company (WSLIC), specifically James N. Clark, Jo Ann Davidson, Robert B. Truitt, and Thomas L. Williams, each dated April 16, 2019. Incorporated by reference to Exhibit 99.13 to Registrant's Post-Effective Amendment No. 10 to registration statement on Form N-4 (File No. 333-167372), filed April 26, 2019.
14.Guaranty from WSLIC to the policyholders of National Integrity. Incorporated by reference to Exhibit 99.14 to Registrant’s initial registration statement on Form N-4 (File No. 333-178439), filed December 12, 2011.
15.Cover letter, filed herewith.

Item 25.    Directors and Officers of the Depositor

The names, positions and principal business addresses* of the directors and officers of the Depositor are as follows:

Directors:
John F. Barrett    Director, Chairman of the Board
Edward J. Babbitt    Director, Secretary
Jill T. McGruder    Director, President and Chief Executive Officer
Jonathan D. Niemeyer    Director
Donald J. Wuebbling    Director
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National Integrity Pinnacle V (post 1-1-12)    April 2021

Daniel J. Downing    Director, Senior Vice President
Cameron F. MacRae III1    Director
Newton Phelps Stokes Merrill2    Director
George R. Bunn Jr.3    Director

Officers:
John F. Barrett    Director, Chairman of the Board
Jill T. McGruder    Director, President and Chief Executive Officer
Edward J. Babbitt    Director, Secretary
Brendan M. White    Senior Vice President and Co-Chief Investment Officer
Karen A. Chamberlain    Senior Vice President and Chief Information Officer
Kevin L. Howard    Senior Vice President and General Counsel
Daniel W. Harris    Senior Vice President and Chief Actuary
Mark E. Caner    Senior Vice President
Daniel J. Downing    Senior Vice President
Lisa B. Fangman    Senior Vice President
Phillip E. King    Senior Vice President and Auditor
David T. Henderson    Senior Vice President and Chief Risk Officer
Bradley J. Hunkler    Senior Vice President and Chief Financial Officer
James J. Vance    Senior Vice President and Co-Chief Investment Officer
Wade M. Fugate    Vice President and Controller
Bruce W. Maisel    Vice President and Chief Compliance Officer
Michael S. Speas    Vice President and Chief Information Security Officer
Aaron J. Wolf    Vice President and Chief Underwriter
Jay V. Johnson    Vice President and Treasurer
Terrie A. Wiedenheft    Vice President
Paul M. Kruth    Vice President
Paul C. Silva    Vice President
Denise L. Sparks    Vice President
Lindsay M. Connelly    Assistant Vice President, Assistant Treasurer
Benjamin E. Fotsch    Assistant Vice President
Christopher J. Roland    Assistant Vice President
Robert F. Noschang    Assistant Vice President
Amy M. Retzsch    Assistant Vice President
Donald P. Myers     Assistant Vice President
Ryan K. Richey    Assistant Vice President
Andrew P. Shull    Assistant Vice President
Jacob C. Steuber    Assistant Vice President
James R. Murray    Assistant Vice President, Director, Risk Management
John S. Musgrove     Assistant Vice President and Assistant Treasurer
Jason T. Anderson    Assistant Treasurer
Michael Marchese III    Assistant Treasurer
Brenda L. Elliott    Manager, Licensing

*The principal business address for the above is 400 Broadway, Cincinnati, Ohio 45202, unless otherwise noted.
1 Principal Business Address: 1540 Broadway, New York, NY 10036-4086
2 Principal Business Address: 262 Central Park West, Apt. 12B, New York, NY 10024
3 Principal Business Address: 126 East 56th Street, 12th Floor, New York, NY 10022-3584

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National Integrity Pinnacle V (post 1-1-12)    April 2021

Item 26.    Persons Controlled by or Under Common Control with National Integrity or Registrant

Affiliate	State	Entity Abb	Ownership	Type of Business
1373 Lexington Road Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC; 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
2758 South Main SPE, LLC	OH	LLC	100% owned by The Western and Southern Life Insurance Company	ownership and operation of real estate
309 Holding LLC	DE	LLC	97% owned by The Western and Southern Life Insurance Company, 1% owned by W&S Real Estate Holdings, Inc. and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
505 Courtland Owner, LLC	DE	LLC	100% owned by Courtland Apartments, LLC	real estate ownership entity(ies)
506 Phelps Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Alliant Tax Credit Fund 92 LP	CA	LP	13.4% limited partnership interest owned by The Lafayette Life Insurance Company	real estate ownership entity(ies)
Alta Mercer Crossing, LLC	DE	LLC	50% owned by Wood Mercer Crossing, LLC, 49% owned by Mercer Crossing Investor Holdings, LLC, and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Alta Preston Residences, LLC	DE	LLC	100% owned by Alta Preston, LLC	ownership and operation of real estate
Alta Preston, LLC	DE	LLC	100% owned by Alta, 47% owned by W&S Real Estate Holdings and 3% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Arvada Kipling Housing Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Ascent Plainfield, LLC	IN	LLC	64% owned by Stout Metro Housing Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Beardsley Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Boston Capital Corporate Tax Credit Fund XLIX	DE	LP	25.751% limited partnership interests owned by The Lafayette Life Insurance Company	real estate ownership entity(ies)
Buckeye Venture Partners, LLC	OH	LLC	60% owned by Fort Washington Investment Advisors, Inc. (FWIA); 40% owned by Peppertree Partners, LLC	private equity fund management
BVP NEO, LLC	OH	LLC	100% owned by Fort Washington Investment Advisors, Inc.	private equity fund management
Canal Senate Apartments, LLC	IN	LLC	100% owned by W&S Real Estate Holdings, LLC	ownership and operation of real estate
Cape Barnstable Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
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National Integrity Pinnacle V (post 1-1-12)    April 2021

Affiliate	State	Entity Abb	Ownership	Type of Business
Carmel Holdings, LLC	OH	LLC	99% owned by W&S Real Estate Holdings, LLC; 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Carmel Hotel Investor, LLC	OH	LLC	100% owned by Carmel Holdings, LLC	real estate ownership entity(ies)
Carmel Hotel, LLC	IN	LLC	99% owned by Carmel Hotel Investor, LLC; 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Carthage Senior Housing, Ltd.	OH	LLC	98% owned by W&S Real Estate Holdings, LLC; 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
CCA CBD Cincinnati LLC	OH	LLC	100% owned by 309 Holding, LLC	ownership and operation of real estate
Cedar Park Senior Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Cenizo Apartments Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Charlotte Park Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Chattanooga Southside Housing Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Chestnut Healthcare Partners, L.P.	DE	LP	20% limited partnership interest owned by The Western and Southern Life Insurance Company	real estate ownership entity(ies)
Cincinnati CBD Holdings, LLC	OH	LLC	100% owned by W&S Real Estate Holdings, LLC	ownership and operation of real estate
Cinnaire Fund for Housing Limited Partnership 31	MI	LP	16.7% limited partnership interest owned by Columbus Life Insurance Company	real estate ownership entity(ies)
Cleveland East Hotel, LLC	OH	LLC	99% owned by WSALD CEH, LLC; 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Columbus Life Insurance Company	OH	Corp	100% owned by The Western and Southern Life Insurance Company
Country Place Associates	OH	GP	90% owned by WS Country Place GP, LLC; 10% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Courtland Apartments, LLC	DE	LLC	47% owned by W&S Real Estate Holdings and 3% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Cove Housing Investor Holdings, LLC	OH	LLC	98% W&S Real Estate Holdings, LLC and 2% Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Cranberry NP Hotel Company, LLC	PA	LLC	99% owned by NP Cranberry Hotel Investor LLC; 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
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National Integrity Pinnacle V (post 1-1-12)    April 2021

Affiliate	State	Entity Abb	Ownership	Type of Business
Curve Luxury Apartments Investors, LLC	DE	LLC	59% owned by MC Investor Holdings, LLC; 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Curve Luxury Apartments, LLC	AZ	LLC	100% owned by Curve Luxury Apartments Investors, LLC	ownership and operation of real estate
Dallas City Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Day Hill Road Land LLC	CT	LLC	74% owned by W&S Real Estate Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Delco Lofts, LLC	OH	LLC	99% owned by Patterson at First Investor Holdings, LLC	ownership and operation of real estate
Dunvale Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Eagle Realty Capital Partners, LLC	OH	LLC	100% Eagle Realty Group, LLC	investment advisor
Eagle Realty Group, LLC	OH	LLC	100% owned by Western & Southern Investment Holdings, LLC	real estate holding company
Eagle Realty Investments, Inc. (ERI)	OH	Corp	100% owned by Eagle Realty Group, LLC	real estate ownership entity(ies)
Eagle Rose Apartment Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Eagle Rose Land Partners, LLC	DE	LLC	24% owned by Eagle Rose Apartment Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Eagle Rose Owner, LLC	DE	LLC	100% owned by Eagle Rose Land Partners, LLC	ownership and operation of real estate
Elan Dallas City Lights GP, LLC	DE	LLC	100% owned by Elan Dallas City Lights, LLC	real estate ownership entity(ies)
Elan Dallas City Lights Limited Partner, LP	DE	LLC	100% owned by Elan Dallas City Lights, LLC; 0% owned by Elan Dallas City Lights GP, LLC	real estate ownership entity(ies)
Elan Dallas City Lights Owner, LP	DE	LP	99% owned by Elan Dallas City Lights Limited Partner, LP; 1% owned by Elan Dallas City Lights GP, LLC	ownership and operation of real estate
Elan Dallas City Lights, LLC	DE	LLC	59% owned by Dallas City Investor Holdings, LLC; 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
EMF DT SA, LLC (2017) (Encore River Walk)	DE	LLC	100% owned by EMF River Walk Investments, LLC	ownership and operation of real estate
EMF River Walk Investments, LLC	DE	LLC	54% owned by South Flores Housing Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
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National Integrity Pinnacle V (post 1-1-12)    April 2021

Affiliate	State	Entity Abb	Ownership	Type of Business
EP/WSE Glendale Venture, LLC	DE	LLC	49% owned by Beardsley Investor Holdings, LLC (OH) and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Flats at Springhurst LLC	KY	LLC	100% owned by Springhurst JV, L.L.C.	ownership and operation of real estate
Flats Springhurst Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Forsyth Halcyon AA Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Fort Washington Capital Partners, LLC (FWCP)	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	managing partner for numerous private equity funds
Fort Washington Emerging Market Debt LLC	DE	LLC	Managing Member is Fort Washington Fixed Income LLC	fixed income
Fort Washington Fixed Income LLC	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	private fixed income fund
Fort Washington Flexible Income LLC	DE	LLC	Managing Member is Fort Washington Fixed Income LLC	private fixed income fund
Fort Washington Full Discretion Fixed Income LLC	DE	LLC	Managing Member Fort Washington Fixed Income LLC and investors include The Western and Southern Life Insurance Company	managing member for private fixed income fund
Fort Washington High Yield Investors II, LLC	DE	LLC	managing member is FWCP	private fixed income fund
Fort Washington High Yield Investors LLC	DE	LLC	managing member is FWCP	private fixed income fund
Fort Washington Investment Advisors, Inc. (FWIA)	OH	Corp	100% owned by Western & Southern Investment Holdings, LLC	registered investment adviser
Fort Washington Private Equity Investors II, L.P.	DE	LP	general partner is FWCP and investors include The Western and Southern Life Insurance Company	private equity fund
Fort Washington Private Equity Investors III, L.P.	DE	LP	general partner is FWCP and investors include The Western and Southern Life Insurance Company	private equity fund
Fort Washington Private Equity Investors IV, L.P.	DE	LP	general partner is FWCP and investors include The Western and Southern Life Insurance Company	private equity fund
Fort Washington Private Equity Investors IX, L.P.	DE	LP	general partner is FWPEI IX GP, LLC and investors include The Western and Southern Life Insurance Company	private equity fund
Fort Washington Private Equity Investors IX-B, L.P.	DE	LP	General Partner is FWPEI IX GP, LLC and The Western and Southern Life Insurance Company is the sole limited partner	private equity fund
Fort Washington Private Equity Investors IX-K, L.P.	DE	LP	general partner is FWPEI IX GP, LLC	private equity fund
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National Integrity Pinnacle V (post 1-1-12)    April 2021

Affiliate	State	Entity Abb	Ownership	Type of Business
Fort Washington Private Equity Investors V, L.P.	DE	LP	general partner is FWPEI V GP, LLC and investors include The Western and Southern Life Insurance Company	private equity fund
Fort Washington Private Equity Investors V-B, L.P.	DE	LP	general partner is FWPEI V GP, LLC and investors include The Western and Southern Life Insurance Company	private equity fund
Fort Washington Private Equity Investors VI, L.P.	DE	LP	general partner is FWPEI VI GP, LLC and investors include The Western and Southern Life Insurance Company	private equity fund
Fort Washington Private Equity Investors VII, L.P.	DE	LP	general partner is FWPEI VII GP, LLC and investors include The Western and Southern Life Insurance Company	private equity fund
Fort Washington Private Equity Investors VIII, L.P.	DE	LP	general partner is FWPEI VIII GP, LLC and investors include The Western and Southern Life Insurance Company	private equity fund
Fort Washington Private Equity Investors VIII-B, L.P.	DE	LP	General Partner is FWPEI VIII GP, LLC and The Western and Southern Life Insurance Company is the sole limited partner	private equity fund
Fort Washington Private Equity Investors V-VC, L.P.	DE	LP	general partner is FWPEI V GP, LLC and investors include The Western and Southern Life Insurance Company	private equity fund
Fort Washington Private Equity Investors X, L.P.	DE	LP	general partner is FWPEI X GP, LLC and investors include The Western and Southern Life Insurance Company	private equity fund
Fort Washington Private Equity Investors X-B, L.P.	DE	LP	general partner is FWPEI X GP, LLC and The Western and Southern Life Insurance Company is the sole limited partner	private equity fund
Fort Washington Private Equity Opportunities Fund II, L.P.	DE	LP	General Partner is FWPEO II GP, LLC and The Western and Southern Life Insurance Company is an investor	private equity fund
Fort Washington Private Equity Opportunities Fund III, L.P.	DE	LP	General Partner is FWPEO III GP, LLC and The Western and Southern Life Insurance Company is an investor	private equity fund
Fort Washington Private Equity Opportunities Fund III-B, L.P.	DE	LP	General Partner is FWPEO III GP, LLC and The Western and Southern Life Insurance Company is the sole limited partner	private equity fund
Fort Washington Private Equity Opportunities Fund IV, L.P.	DE	LP	General Partner is FWPEO IV GP, LLC and The Western and Southern Life Insurance Company is an investor	private equity fund
Fort Washington Private Equity Opportunities Fund IV-B, L.P.	DE	LP	General Partner is FWPEO IV GP, LLC and The Western and Southern Life Insurance Company is the sole limited partner	private equity fund
Fort Washington Private Equity Opportunities Fund IV-Feeder, LLC	DE	LLC	General Partner is FWPEO IV GP, LLC and Fort Washington Investment Advisors, Inc. is its Managing Member	private equity fund
Fort Washington Private Equity Opportunities Fund IV-K, L.P.	DE	LP	General partner is FWPEO IV GP, LLC	private equity fund
Fort Washington Private Equity Small Market Investors X-S, L.P.	DE	LP	General partner is FWPEI X GP, LLC and investors include The Western and Southern Life Insurance Company	private equity fund
Frontage Lodging Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
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National Integrity Pinnacle V (post 1-1-12)    April 2021

Affiliate	State	Entity Abb	Ownership	Type of Business
FWPEI IX GP, LLC	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	general partner of Fund IX
FWPEI V GP, LLC	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	general partner of the three private equity funds
FWPEI VI GP, LLC	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	general partner of Fund VI
FWPEI VII GP, LLC	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	general partner of Fund VII
FWPEI VIII GP, LLC	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	general partner of Fund VIII
FWPEI X GP, LLC	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	general partner of Fund X
FWPEO II GP, LLC	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	private equity fund management
FWPEO III GP, LLC	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	private equity fund management
FWPEO IV GP, LLC	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	general partner of Fund IV
Gateway at Arvada Ridge, LLC	DE	LLC	35.39% owned by Arvada Kipling Housing Holdings, LLC and 0.72% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Gerber Life Agency, LLC	OH	LLC	100% owned by The Western and Southern Life Insurance Company	insurance marketing services
Gerber Life Insurance Company	NY	Corp	100% owned by The Western and Southern Life Insurance Company
Glendale Beardsley, LLC	DE	LLC	100% owned by EP/WSE Glendale Venture, LLC (DE)	ownership and operation of real estate
Grand Dunes Senior Holding, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Great Lakes Capital Fund for Housing LP 30	MI	LP	13.5% limited partnership interest owned by The Lafayette Life Insurance Company	real estate ownership entity(ies)
GS Lakeline AA Apartments, LLC	DE	LLC	49% owned by Cedar Park Senior Investor Holdings, LLC (OH) and 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
GS McFarland AA Apartments, LLC	DE	LLC	49% owned by Forsyth Halcyon AA Investor Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.
GS Nashville Hotel Owner, LLC	DE	LLC	100% owned by Nashville Hotel JV, LLC	ownership and operation of real estate
14

National Integrity Pinnacle V (post 1-1-12)    April 2021

Affiliate	State	Entity Abb	Ownership	Type of Business
GS Short Pump AA Apartments Owner, LLC	DE	LLC	100% owned by GS Short Pump AA Apartments, LLC	ownership and operation of real estate
GS Short Pump AA Apartments, LLC	DE	LLC	49% owned by Three Chopt AA Investor Holdings, LLC; and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Heartis Venice JV, LLC	DE	LLC	49% owned by Tamiami Senior Investor Holdings, LLC (OH) and 1% owned Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Heartis Venice, LLC	DE	LLC	100% owned by Heartis Venice JV, LLC	ownership and operation of real estate
Houston Reverie, LLC	TX	LLC	59% owned by River Hollow Investor Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
IFS Financial Services, Inc. (IFS)	OH	Corp	100% owned by Western-Southern Life Assurance Company (Western-Southern Life Assurance Company)	real estate ownership entity(ies)
Integrity Life Insurance Company (ILIC)	OH	Corp	100% owned by The Western and Southern Life Insurance Company
JLB Southpark Apartments LLC	DE	LLC	49% owned by SP Charlotte Apts Investor Holdings, LLC; 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Jomax Holdings, LLC	DE	LLC	47% owned by W&S Real Estate Holdings and 3% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Jomax Residences, LLC	DE	LLC	100% owned by Jomax Holdings, LLC	real estate ownership entity(ies)
KCJA X NNN Industrial Investor Holdings, LLC	OH	LLC	100% owned by Western-Southern Life Assurance Company	real estate ownership entity(ies)
KCWSE Palmetto Pointe, LLC	DE	LLC	64% owned by Cenizo Apartments Investor Holdings, LLC; and 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Keller Hicks Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
LaFrontera Hotel LLC	TX	LLC	100% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
LaFrontera Lodging Partners LP	OH	LP	99% owned by W&S Real Estate Holdings, LLC	ownership and operation of real estate
Lennox Zionsville Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
LLIA, Inc.	OH	Corp	100% owned by The Lafayette Life Insurance Company	general insurance agency
Lorraine Senior Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
15

National Integrity Pinnacle V (post 1-1-12)    April 2021

Affiliate	State	Entity Abb	Ownership	Type of Business
Lytle Park Inn, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Main Hospitality Holdings, LLC	OH	LLC	78.4% owned by W&S Real Estate Holdings, LLC and 1.6% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
MC Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Mercer Crossing Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Midtown Park Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Monterosso Apartments JV, LLC	DE	LLC	54% owned by Monterosso Housing Investor Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Monterosso Apartments, LLC	DE	LLC	100% owned by Monterosso Apartments JV, LLC	ownership and operation of real estate
Monterosso Housing Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Monterosso Housing Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
MP Dallas Development Holdings, LLC	DE	LLC	49% owned by Midtown Park Investor Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
MP Dallas Project Owner, LLC	DE	LLC	100% owned by MP Dallas Development Holdings, LLC	ownership and operation of real estate
Nashville Hotel JV, LLC	DE	LLC	52% owned by W&S REH and 3% by ERI	real estate ownership entity(ies)
NEO Capital Fund, LP	DE	LP	General Partner is BVP NEO, LLC	private equity fund
North Pittsburgh Hotel LLC	PA	LLC	99% owned by WSALD NPH, LLC; 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
NP Cranberry Hotel Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC, 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
NP Cranberry Hotel Investor, LLC	OH	LLC	100% owned by NP Cranberry Hotel Holdings, LLC	real estate ownership entity(ies)
OTR Housing Associates, L.P.	OH	LP	98% owned by The Western and Southern Life Insurance Company; 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
OTR Redevelopment Group, LLC	OH	LLC	100% owned by OTR Walnut Housing, Ltd.	real estate ownership entity(ies)
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National Integrity Pinnacle V (post 1-1-12)    April 2021

Affiliate	State	Entity Abb	Ownership	Type of Business
OTR Transitional Housing, L.P.	OH	LP	99% owned by The Western and Southern Life Insurance Company	ownership and operation of real estate
OTR-Walnut Housing, Ltd.	OH	LLC	100% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Park BLVD Holdings, LLC	DE	LLC	47% owned by W&S Real Estate Holdings and 3% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Park BLVD Residences, LLC	DE	LLC	100% owned by Park Blvd Holdings, LLC	real estate ownership entity(ies)
Patterson at First Investor Holdings, LLC	OH	LLC	100% owned by Integrity Life Insurance Company	real estate ownership entity(ies)
Pleasanton Hotel Holding Company LLC	DE	LLC	69% owned by Pleasanton Hotel Investor Holdings, 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Pleasanton Hotel Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Pleasanton Project Owner, LLC	DE	LLC	100% owned by Pleasanton Hotel Holding Company LLC	ownership and operation of real estate
Portside Residences, LLC	DE	LLC	100% owned by PRLE, LLC	real estate ownership entity(ies)
Prairie Path Apts Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Price Road Hotel LLC	DE	LLC	64% owned by Price Willis Lodging Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Price Willis Lodging Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
PRLE, LLC	DE	LLC	49% owned by Grand Dunes Senior Holding, LLC and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Queen City Square Development I, LLC	OH	LLC	100% owned by Eagle Realty Group, LLC	operation of real estate
Queen City Square, LLC	OH	LLC	99.75% owned to The Western and Southern Life Insurance Company; .25% Eagle Realty Investments, Inc.	ownership and operation of real estate
R4 Housing Partners IX LP	DE	LLC	14.7% limited partnership interest owned by The Lafaye Insurance Company	real estate ownership entity(ies)
R4 Housing Partners V LP	DE	LP	9.3% limited partnership interest owned by The Lafayette Life Insurance Company	real estate ownership entity(ies)
R4 Housing Partners VI LP	DE	LP	16.7% limited partnership interest owned by The Lafayette Life Insurance Company	real estate ownership entity(ies)
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National Integrity Pinnacle V (post 1-1-12)    April 2021

Affiliate	State	Entity Abb	Ownership	Type of Business
R4 Housing Partners XV LP	DE	LP	25.42% limited partnership interests owned by The Lafayette Life Insurance Company	real estate ownership entity(ies)
Raleigh Hotel Holding Company LLC	DE	LLC	62% owned by W&SREH and 3% owned by ERI	real estate ownership entity(ies)
Raleigh Project Owner LLC	DE	LLC	100% owned by Raleigh Hotel Holding Company, LLC	ownership and operation of real estate
Rancho Presidio Fee Owner LLC	DE	LLC	100% owned by Rancho Presidio Land Partners LLC	real estate ownership entity(ies)
Rancho Presidio Land Partners LLC	DE	LLC	21.14% owned by W&S Real Estate Holdings and 3.86% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Randolph Tower Affordable Investment Fund, LLC	DE	LLC	99.99% owned by The Western and Southern Life Insurance Company	real estate ownership entity(ies)
Raymond James Tax Cred Fund 46 L.L.C.	FL	LLC	28.91% limited partnership interests owned by Columbus Life Insurance Company	real estate ownership entity(ies)
Revel Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
River Hollow Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Russell Bay Apartment Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Russell Bay Fee Owner LLC	DE	LLC	100% owned by Russell Bay Land Partners LLC	ownership and operation of real estate
Russell Bay Land Partners LLC	DE	LLC	64% owned by Russell Bay Apartment Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
San Tan Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Sarasota Property Owner, LLC	DE	LLC	100% owned by Senior Living at Sarasota, LLC	ownership and operation of real estate
Senior Living at Sarasota, LLC	DE	LLC	49% owned by Lorraine Senior Investor Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Seventh and Culvert Garage, LLC	OH	LLC	100% owned by W&S Real Estate Holdings, LLC	real estate ownership entity(ies)
Sixth and Saratoga NW, LLC	KY	LLC	100% owned by W&S Real Estate Holdings, LLC	ownership and operation of real estate
South Flores Housing Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
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National Integrity Pinnacle V (post 1-1-12)    April 2021

Affiliate	State	Entity Abb	Ownership	Type of Business
South Kirkman Apartment Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
South Kirkman Fee Owner LLC	DE	LLC	100% owned by South Kirkman Land Partners LLC	ownership and operation of real estate
South Kirkman Land Partners LLC	DE	LLC	64% owned by South Kirkman Apartment Holdings, LLC (OH) and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Southside Tunnel Apartments Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Southside Works City Apartments, LLC	DE	LLC	49% owned by Southside Tunnel Apartments Investor Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
SP Charlotte Apts Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Springhurst JV, L.L.C.	KY	LLC	64% owned by Flats Springhurst Investor Holdings, LLC; and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
SPX Holding LLC	OH	LLC	50% owned by W&SFG	Airplane ownership/leasing
SSW Jet Ltd	OH	LLC	50% owned by W&SFG	Airplane ownership/leasing
Stout Metro Housing Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Sundance Hotel Investor, LLC	OH	LLC	100% owned by Sundance LaFrontera Holdings, LLC	real estate ownership entity(ies)
Sundance Hotel, LLC	DE	LLC	64% owned by Sundance Hotel Investor, LLC and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Sundance LaFrontera Holdings, LLC	OH	LLC	98% owned by The Western and Southern Life Insurance Company and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Tamiami Senior Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
The Lafayette Life Insurance Company	OH	Corp	100% owned by Western & Southern Financial Group, Inc. (WSFG)
The Ohio Capital Fund LLC	OH	LLC	Managed by Buckeye Venture Partners, LLC	state funded private equity fund
The Western and Southern Life Insurance Company (WSLIC)	OH	Corp	100% owned by WSFG
Three Chopt AA Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
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National Integrity Pinnacle V (post 1-1-12)    April 2021

Affiliate	State	Entity Abb	Ownership	Type of Business
Timacuan Apartment Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Timacuan Fee Owner LLC	DE	LLC	100% owned by Timacuan Land Partners LLC (DE)	ownership and operation of real estate
Timacuan Land Partners LLC	DE	LLC	64% owned by Timacuan Apartment Holdings, LLC (OH) and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Touchstone Advisors, Inc.	OH	Corp	100% owned by IFS Financial Services, Inc.	registered investment adviser
Touchstone Securities, Inc.	NE	Corp	100% owned by IFS Financial Services, Inc. Financial Services, Inc.	securities broker-dealer
Trevi Apartment Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Trevi Fee Owner, LLC	DE	LLC	100% Trevi Land Partners, LLC	ownership and operation of real estate
Trevi Land Partners, LLC	DE	LLC	64% Trevi Apartment Holdings, LLC; 1% Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Tri-State Growth Capital Fund I, L.P.	DE	LP	general partner is Tri-State Ventures, LLC and investors include The Western and Southern Life Insurance Company	private equity fund
Tri-State Growth Capital Fund II, L.P.	DE	LP	general partner is Tri-State Ventures II, LLC and investors include The Western and Southern Life Insurance Company	private equity fund
Tri-State Ventures II, LLC	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	private equity fund
Tri-State Ventures, LLC	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	private equity fund
TXFL NNN Office Investor Holdings, LLC	OH	LLC	40.7408% owned by Western-Southern Life Assurance Company, 29.6296% owned by The Lafayette Life Insurance Company, 14.8148% owned by Integrity Life Insurance Company, 14.8148% owned by National Integrity Life Insurance Company	real estate ownership entity(ies)
UGR Holdings, LLC	DE	LLC	49% owned by University Shade Investor Holdings, LLC (OH) and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
University Grove Residences, LLC	DE	LLC	100% owned by UGR Holdings, LLC (DE)	ownership and operation of real estate
University Shade Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Vail Hotel Holdings ESHV, LLC	DE	LLC	74% owned by Frontage Lodging Investor Holdings, LLC; 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Vail Hotel Owner ESHV, LLC	DE	LLC	100% owned by Vail Hotel Holdings ESHV, LLC	ownership and operation of real estate
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National Integrity Pinnacle V (post 1-1-12)    April 2021

Affiliate	State	Entity Abb	Ownership	Type of Business
Vinings Trace, LLC	IN	LLC	99% owned by The Western and Southern Life Insurance Company, 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
W Apts Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
W Flats Residences, LLC	DE	LLC	66.5% owned by W Apts Investor Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
W&S Brokerage Services, Inc.	OH	Corp	100% owned by Western-Southern Life Assurance Company	investment advisor and broker dealer
W&S Financial Group Distributors, Inc.	OH	Corp	100% owned by Western-Southern Life Assurance Company	general insurance agency
W&S Real Estate Holdings, LLC	OH	LLC	100% owned by The Western and Southern Life Insurance Company	real estate ownership entity(ies)
Warm Springs Apartment Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Warm Springs Fee Owner LLC	DE	LLC	100% owned by Warm Springs Land Partners LLC	ownership and operation of real estate
Warm Springs Land Partners LLC	DE	LLC	64% owned by Warm Springs Apartment Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
West Crescent Venture Partners LLC	DE	LLC	49% owned by Revel Investor Holdings, LLC, and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
WestAd Leasing, LLC	OH	LLC	100% owned by Western & Southern Financial Group, Inc. (WSFG)	Airplane ownership/leasing
Western & Southern Agency, Inc.	OH	Corp	100% owned by The Western and Southern Life Insurance Company	general insurance agency
Western & Southern Financial Fund Inc	OH	NP Corp		charitable giving
Western & Southern Financial Group, Inc. (WSFG)	OH	Corp	100% owned by WSMHC	holding company
Western & Southern Investment Holdings, LLC	OH	LLC	100% owned by The Western and Southern Life Insurance Company	real estate ownership entity(ies)
Western & Southern Mutual Holding Company (WSMHC)	OH	Corp	Mutual Insurance Holding Company
Western-Southern Life Assurance Company (WSLAC)	OH	Corp	100% owned by The Western and Southern Life Insurance Company
Westhouse Residences, LLC	DE	LLC	49% owned by Keller Hicks Investor Holdings, LLC (OH) and 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
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National Integrity Pinnacle V (post 1-1-12)    April 2021

Affiliate	State	Entity Abb	Ownership	Type of Business
WL Apartment Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
WL Houston Parkway, LLC	TX	LLC	55% owned by WL Apartment Holdings and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
WS Airport Exchange GP, LLC	OH	LLC	100% owned by W&S Real Estate Holdings, LLC	real estate ownership entity(ies)
WS Country Place GP, LLC	OH	LLC	100% owned by W&S Real Estate Holdings, LLC	real estate ownership entity(ies)
WS Lookout JV, LLC	OH	LLC	100% owned by The Western and Southern Life Insurance Company	real estate ownership entity(ies)
WSALD CEH, LLC	OH	LLC	100% owned by W&S Real Estate Holdings, LLC	real estate ownership entity(ies)
WSALD NPH, LLC	OH	LLC	100% owned by W&S Real Estate Holdings, LLC	real estate ownership entity(ies)
WSFG WG Aurora IL, LLC	OH	LLC	100% owned by Country Place Associates	ownership and operation of real estate
WSFG WG Charlotte NC, LLC	OH	LLC	100% owned by Country Place Associates	ownership and operation of real estate
WSFG WG Columbus OH, LLC	OH	LLC	100% owned by Vinings Trace, LLC	ownership and operation of real estate
WSFG WG Holding RI, LLC	OH	LLC	100% owned by Country Place Associates	ownership and operation of real estate
WSFG WG Providence RI, LLC	OH	LLC	100% owned by Country Place Associates	ownership and operation of real estate
WSFG WG Stallings NC, LLC	OH	LLC	100% owned by Vinings Trace, LLC	ownership and operation of real estate
WSL Partners, L.P.	DE	LP	general partner is FWCP and investors include The Western and Southern Life Insurance Company	private equity fund

Item 27.    Number of Contract Owners

As of April 7, 2021, 707 qualified and non-qualified contracts issued pursuant to this registration statement were outstanding.

Item 28.    Indemnification

National Integrity's By-Laws provide, in Article VII, Section 7.1 provides:

To the extent permitted by the laws of the State of New York, subject to all applicable requirements thereof:

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National Integrity Pinnacle V (post 1-1-12)    April 2021

(a) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he, his testator, or intestate, is or was a director, officer, employee or incorporator of the Company shall be indemnified by the Company;

(b) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he, his testator or intestate serves or served any other organization on any capacity at the request of the Company may be indemnified by the Company; and

(c) the related expenses of any such person in any other of said categories may be advanced by the Company.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.    Principal Underwriters

(a)    Touchstone Securities, Inc. (Touchstone Securities) is the principal underwriter for Separate Account I of National Integrity Life Insurance Company. Touchstone Securities also serves as an underwriter for Separate Accounts I and VUL of Integrity Life Insurance Company, Western-Southern Life Assurance Company’s Separate Account 1, Columbus Life Insurance Company Separate Account I and for several series of Touchstone Variable Series Trust, Touchstone Strategic Trust, Touchstone Investment Trust, Touchstone Tax-Free Trust, Touchstone Institutional Funds Trust and Touchstone Funds Group Trust, each of which is affiliated with the Depositor.

(b)    The names and principal business addresses* of the officers and directors of, and their positions with, Touchstone Securities, Inc. are as follows:

Directors:
James N. Clark    Director
Jill T. McGruder    Director and Chief Executive Officer
Jonathan D. Niemeyer    Director
Donald J. Wuebbling    Director

Officers:
E. Blake Moore, Jr.    President and Chief Executive Officer
Mary T. Mock    Sr. Vice President
Timothy J. Costanza    Vice President and Managing Director
Jay V. Johnson    Vice President and Treasurer
Sharon L. Karp    Vice President
Amy Fisher    Vice President
Timothy S. Stearns    Vice President and Interim Chief Compliance Officer
Terrie A. Wiedenheft    Chief Financial Officer
Benjamin J. Alge    Divisional Vice President
Timothy A. Bray    Divisional Vice President
Michael S. Jones    Assistant Vice President
Lindsay M. Connelly    Assistant Vice President and Assistant Treasurer
John S. Musgrove     Assistant Vice President and Assistant Treasurer
Jason T. Anderson    Assistant Treasurer
Michael Marchese III    Assistant Treasurer
Sarah Sparks Herron    Secretary
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National Integrity Pinnacle V (post 1-1-12)    April 2021

*The principal business address for the above is 303 Broadway, Cincinnati, Ohio 45202, unless otherwise noted.

(c)    Not applicable.

Item 30.    Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by National Integrity at 400 Broadway, Cincinnati, Ohio 45202.

Item 31.    Management Services

There are currently no management-related services provided to the Registrant.

Item 32.    Undertakings

The Registrant hereby undertakes:

(a)to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements of the Registrant, Depositor and Guarantor in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

(c)to deliver any Statement of Additional Information and any financial statements required to be made available under this Form, including the WSLIC financial statements, promptly upon written or oral request; and

(d)to update the registration statement if WSLIC terminates its guarantee to National Integrity policyholders.

During any time there are insurance obligations outstanding and covered by its guarantee (Guarantee) issued by WSLIC, filed as an exhibit to this registration statement, National Integrity hereby undertakes to provide notice to contract owners promptly after the happening of significant events related to the Guarantee. These significant events include: (i) termination of the Guarantee that has a material adverse effect on the contract owner's rights under the Guarantee; (ii) a default under the Guarantee that has a material adverse effect on the contract owner's rights under the Guarantee; or (iii) the insolvency of WSLIC.

Pursuant to Section 26(f) of the Investment Company Act of 1940, as amended, Registrant and Depositor represent that the aggregate charges under variable annuity contracts described in this Registration Statement are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by National Integrity.

National Integrity represents that it recognizes the requirements of Section 17(h) of the Investment Company Act of 1940, specifically that it shall not protect or purport to protect any director or officer of the Registrant or Depositor against any liability to them or to their security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

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National Integrity Pinnacle V (post 1-1-12)    April 2021
SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, the Depositor and the Guarantor, certify that they meet all of the requirements for effectiveness of this post-effective amendment to their Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and have duly caused this amendment to the Registration Statement to be signed on their behalf, in the City of Cincinnati and State of Ohio on this April 16, 2021.

SEPARATE ACCOUNT I OF
NATIONAL INTEGRITY LIFE INSURANCE COMPANY
(Registrant)

By: National Integrity Life Insurance Company
(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO

NATIONAL INTEGRITY LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO

THE WESTERN AND SOUTHERN LIFE INSURANCE COMPANY
(Guarantor)

By:	/s/ John F. Barrett
John F. Barrett, Chairman, President and CEO

National Integrity Pinnacle V (post 1-1-12)    April 2021
SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City of Cincinnati and State of Ohio on this April 16, 2021.

NATIONAL INTEGRITY LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO

The following persons, in the capacities and on the dates indicated, have signed this Registration Statement as required by the Securities Act of 1933:

PRINCIPAL EXECUTIVE OFFICER:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO
April 16, 2021

PRINCIPAL FINANCIAL OFFICER:	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Senior Vice President and Chief Financial Officer
April 16, 2021

PRINCIPAL ACCOUNTING OFFICER:	/s/ Wade M. Fugate
Wade M. Fugate, Vice President and Controller
April 16, 2021

DIRECTORS:

/s/ John F. Barrett	/s/ Jill T. McGruder
John F. Barrett	Jill T. McGruder
April 16, 2021	April 16, 2021
/s/ Edward J. Babbitt	/s/ Jonathan D. Niemeyer
Edward J. Babbitt	Jonathan D. Niemeyer
April 16, 2021	April 16, 2021
/s/ Daniel J. Downing	/s/ Donald J. Wuebbling
Daniel J. Downing	Donald J. Wuebbling
April 16, 2021	April 16, 2021

National Integrity Pinnacle V (post 1-1-12)    April 2021
SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Guarantor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City of Cincinnati and State of Ohio on this April 16, 2021.

THE WESTERN AND SOUTHERN LIFE INSURANCE COMPANY
(Guarantor)

By:	/s/ John F. Barrett
John F. Barrett, Chairman, President and CEO

PRINCIPAL EXECUTIVE OFFICER:	/s/ John F. Barrett
John F. Barrett, Chairman, President and CEO
April 16, 2021

PRINCIPAL FINANCIAL OFFICER:	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Senior Vice President and Chief Financial Officer
April 16, 2021

PRINCIPAL ACCOUNTING OFFICER:	/s/ Wade M. Fugate
Wade M. Fugate, Vice President and Controller
April 16, 2021

DIRECTORS:

/s/ John F. Barrett	/s/ Wade M. Fugate
John F. Barrett	Wade M. Fugate, Attorney-in-Fact for Jo Ann Davidson
April 16, 2021
April 16, 2021

/s/ Wade M. Fugate	/s/ Wade M. Fugate
Wade M. Fugate, Attorney-in-Fact for James N. Clark	Wade M. Fugate, Attorney-in-Fact for Robert B. Truitt
April 16, 2021	April 16, 2021

/s/ Wade M. Fugate
Wade M. Fugate, Attorney-in-Fact for Thomas L. Williams
April 16, 2021